UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05518

                             The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                   Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  August 31

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned +4.91% net of fees for the six-month period ended February 29, 2016, outperforming the Barclay CTA Index and S&P 500 Total Return Index, which returned +2.69% and -0.92%, respectively.* The period of positive performance coincided with strong trends in energy and bond markets, although returns were dampened by several reversals in major currency and equity markets. The strength of the trends ultimately benefited the Fund’s core allocation to trendfollowing systems, through its investment in Abbey Capital Offshore Fund Limited (the “ACOF”), a wholly owned subsidiary of the Fund. The Fund invests up to 25% of its assets into the ACOF.

*Please note the performance of the referenced indicies is shown for illustrative purposes only.

	YEAR 2015	2016 YTD	SEPT. 1, 2015 TO FEB 29, 2016	SINCE INCEPTION ON JULY 01, 2014 TO DEC 31, 2015	SINCE INCEPTION ON JULY 1, 2014
Class I Shares	4.12%	4.22%	4.91%	15.11%	16.41%
Class A Shares (Pro forma July 1, 2014 to Aug 29, 2014)	3.85%	4.23%	4.81%	14.82%	16.14	%*
Class A Shares (max Load) (Pro forma July 1, 2014 Aug 29, 2014)**	(2.13)%	(1.80)%	(1.20)%	10.38%	12.08	%*
Class C Shares (Pro forma July 1, 2014 to Oct 6, 2015)	3.12%	4.14%	4.51%	14.00%	15.33	%***
BofA Merrill Lynch 3-Month T-Bill Index	0.05%	0.03%	0.06%	0.07%	0.09%
S&P 500 Total Return Index	1.38%	(5.09)%	(0.92)%	4.99%	1.26%
Barclay CTA Index	(1.48)%	2.80%	2.69%	3.55%	4.91%

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

* Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

** There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

***Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500 Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences these indices may not be directly comparable and the above is shown for illustrative purposes only.

Gross annual expense ratios are 2.71%, 2.46% and 3.46% for Class A Shares, Class I Shares and Class C Shares, respectively, as stated in the current prospectus. The net expense ratio for Class I Shares is 2.03%, for Class A Shares is 2.28% and for Class C Shares is 3.03%. Abbey Capital Limited (“the Investment Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses until December 31, 2016 and it may not be terminated without the approval

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT (CONTINUED)

(UNAUDITED)

of the Board of Directors, as stated in the current prospectus. In addition, the Adviser may recoup certain amounts for the first three years if it does not cause the Fund to exceed expense limitations. Please refer to the prospectus for further information on expenses and fees.

Market Commentary

Increased concerns about the outlook for global economic growth were the key drivers of financial and commodity markets throughout the six-month period ended February 29, 2016. Disappointing Chinese data releases raised further the possibility of a hard landing in the Chinese economy. In the Eurozone, the outlook also appeared to deteriorate amid European Central Bank (“ECB”) cuts to growth and inflation forecasts. Providing intermittent periods of support to global equities were rising expectations of greater stimulus from central banks in Europe and Asia. Ultimately, however, the weak economic outlook weighed heavily on industrial commodity prices, with U.S. crude oil falling to levels not seen since 2003. The sharp drop added to rising investor risk aversion, with global equities selling off sharply in early 2016. Perceived safe-haven assets benefited from the heightened market volatility, with core government bonds, gold prices and the Japanese Yen advancing notably over the period.

Central bank policy and commentary, in response to the weak outlook and increasing market turmoil, became a significant focus for market participants. Norway and New Zealand reduced interest rates in September, with the People’s Bank of China following suit in a similar manner in October. The ECB announced further stimulus measures in December, while New Zealand reduced rates for a second time before year-end. At the end of January, the Bank of Japan surprised investors by adopting negative interest rates, and in February, Sweden’s Riksbank also reduced rates. In contrast, the U.S. Federal Reserve raised interest rates as expected in December on improving employment data and rising inflation, although it did acknowledge that recent market volatility may prove harmful to the U.S. economy. This significant amount of central bank activity in a short period created volatile trading conditions in currency markets, with several established trends suffering sharp corrections or reversals.

Agricultural markets also experienced large moves during the six months, with corn and wheat selling off amid reports of strong crop growth, while coffee declined on improved growing conditions in Brazil. Sugar surged over the period, with varying supply disruptions and additional demand from cane-based ethanol producers supporting the rally.

Performance Attribution

Returns for the ACOF over the period were driven by gains in energy and bond markets, with the ACOF’s Diversified Trendfollowing (“Trendfollowing”) trading advisers capturing strong trends in these sectors. The ACOF’s Value and Global Macro trading advisers also contributed positively to performance; the Value trading adviser saw its strongest gains in major currencies, while Global Macro trading advisers fared well in equity markets. These two sectors were the largest detractors for the ACOF’s Trendfollowing trading advisers. Within energy, Trendfollowing trading advisers generated good gains from short positions in natural gas, crude oil and heating oil contracts, while in bonds, profits were derived from long exposure to Japanese, German and U.K. government debt. Further Fund level gains were generated in grains, with Trendfollowing trading advisers the sole driver of profits in the sector. Major currencies were the largest detractor at the Fund level, driven by Trendfollowing trading advisers’ losses from mostly long USD positions against the EUR and AUD. The Value trading adviser did provide some positive diversification through long USD exposure versus the CAD, SEK and GBP. The Fund’s equity losses were incurred from long positions in the Nasdaq and DAX indices, although Global Macro trading advisers did pare these with good gains from mostly short positions in the S&P 500 and Hang Seng indices.

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT (CONCLUDED)

(UNAUDITED)

Portfolio Allocations

MANAGER	PROGRAM	TRADING STYLE*	ALLOCATION DATE

Cantab Capital Partners, LLP	CCP Core Macro Fund	Diversified Trendfollowing	July 02, 2014

Altis Partners (Jersey) Limited	Altis Emerald	Diversified Trendfollowing	July 10, 2014

P/E Global, LLC	P/E Emerald	Global Macro	July 14, 2014

Harmonic Capital Partners LLP	Harmonic Emerald	Value	July 17, 2014

Revolution Capital Management, LLC	Revolution Emerald	Diversified Trendfollowing	July 02, 2014	**

Eclipse Capital Management, Inc.	Eclipse Emerald	Diversified Trendfollowing	July 14, 2014

Graham Capital Management L.P.	Tactical Trend	Diversified Trendfollowing	July 02, 2014

Trigon Investment Advisors, LLC	Trigon Emerald	Global Macro	July 02, 2014

Conquest Capital LLC	Conquest Emerald Futures Program	Global Macro	October 28, 2015

* Trading advisers appointed to the ACOF have been classified in accordance with the trading style that best describes each of their primary trading strategies as determined by the Investment Adviser to the Fund.

** Revolution Capital Management, LLC was terminated as a trading adviser to ACOF as of September 4, 2014 and re-appointed as a trading adviser as of October 21, 2014.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
SEK	Swedish Krona
USD	US Dollar

ABBEY CAPITAL FUTURES STRATEGY FUND

PERFORMANCE DATA

(UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2016
	Six Months†		One Year		Since Inception††
Abbey Capital Futures Strategy Fund, A Shares (without sales charge) (Pro forma July 1, 2014 to Aug 29, 2014)	4.81%		1.51%		16.14%	*
Abbey Capital Futures Strategy Fund, A Shares (with sales charge) (Pro forma July 1, 2014 to Aug 29, 2014)	-1.20%		-4.35%		12.08%	*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	*	0.07%		0.05%	**
S&P 500 Total Return Index	-0.92%	*	-6.19%		1.26%	**
Barclay CTA Index	2.69%	*	-1.53%		4.94%	**

Abbey Capital Futures Strategy Fund, I Shares	4.91%		1.69%		16.41%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%		0.07%		0.05%	**
S&P 500 Total Return Index	-0.92%		-6.19%		1.26%	**
Barclay CTA Index	2.69%		-1.53%		4.94%	**

Abbey Capital Futures Strategy Fund, C Shares (Pro forma July 1, 2014 to Oct 6, 2015)	4.51%	***	0.80%	***	15.33%	***
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%		0.07%		0.05%	**
S&P 500 Total Return Index	-0.92%		-6.19%		1.26%	**
Barclay CTA Index	2.69%		-1.53%		4.94%	**

†	Not annualized.

††	Inception date of Class A Shares, Class I Shares and Class C Shares of the Fund was August 29, 2014, July 1, 2014 and October 6, 2015, respectively.

*	Class A Share performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**

Performance is from the inception date of the respective Class and is not the inception date of the index itself. The above is shown for illustrative purposes only the Fund is not benchmarked against any of the indices referenced.

***	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500 Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences these indices may not be directly comparable and the above is shown for illustrative purposes only.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of their investment. The Fund invests in long and short positions in futures, forwards, spot contracts, swaps, and options, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should read carefully before investing.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 2.71%, 2.46% and 3.46%, and the Fund’s net

ABBEY CAPITAL FUTURES STRATEGY FUND

PERFORMANCE DATA (CONCLUDED)

(UNAUDITED)

operating expense ratio is 2.28%, 2.03% and 3.03% for Class A Shares, Class I Shares and Class C Shares, respectively. The Investment Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24%, 1.99% and 2.99% of the Fund’s average daily net assets attributable to Class A Shares, Class I Shares and Class C Shares, respectively. With interest expense included, the Fund’s net expense ratios are 2.03% for Class I Shares, 2.28% for Class A Shares and 3.03% for Class C Shares, net of the expense limitation. Without the limitation arrangement the expense ratios are 2.46% for Class I Shares, 2.71% for Class A Shares and 3.46% for Class C Shares. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors.

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Portfolio composition is subject to change.

ABBEY CAPITAL FUTURES STRATEGY FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	CLASS A SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	SEPTEMBER 1, 2015	FEBRUARY 29, 2016	DURING PERIOD
Actual*	$1,000.00	$1,048.10	$11.66
Hypothetical (5% return before expenses)	1,000.00	1,013.48	11.46

	CLASS I SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	SEPTEMBER 1, 2015	FEBRUARY 29, 2016	DURING PERIOD
Actual**	$1,000.00	$1,049.10	$10.39
Hypothetical (5% return before expenses)	1,000.00	1,014.72	10.22

	CLASS C SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	OCTOBER 6, 2015	FEBRUARY 29, 2016	DURING PERIOD
Actual***	$1,000.00	$1,049.60	$12.34
Hypothetical (5% return before expenses)	1,000.00	1,009.75	15.19

ABBEY CAPITAL FUTURES STRATEGY FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

*

Expenses equal to an annualized expense ratio for the period September 1, 2015 to February 29, 2016 of 2.29% for the Class A Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) then divided by 366 days to reflect the one-half year period. The annualized amount of interest expense was 0.05% for the period September 1, 2015 to February 29, 2016. Without this expense, the annualized expense ratio would have been 2.24%. The Fund’s ending account value on the first line in the table is based on the actual six-month return for the Class A Shares of the Fund of 4.81%.

**

Expenses equal to an annualized expense ratio for the period September 1, 2015 to February 29, 2016 of 2.04% for the Class I Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) then divided by 366 days to reflect the one-half year period. The annualized amount of interest expense was 0.05% for the period September 1, 2015 to February 29, 2016. Without this expense, the annualized expense ratio would have been 1.99%. The Fund’s ending account value on the first line in the table is based on the actual six-month return for the Class I Shares of the Fund of 4.91%.

***

Expenses equal to an annualized expense ratio for the period October 6, 2015 to February 29, 2016 of 3.04% for the Class C Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (145) then divided by 366 days. The annualized amount of interest expense was 0.05% for the period October 6, 2015 to February 29, 2016. Without this expense, the annualized expense ratio would have been 2.99%. The Fund’s ending account value on the first line in the table is based on the actual total return since inception for the C Shares of the Fund of 4.96%. For comparison purposes, the hypothetical expenses are as if Class C had been in existence from September 1, 2015 and are equal to the Class C Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2016

(UNAUDITED)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 29, 2016.

	% OF NET
SECURITY TYPE	ASSETS	VALUE

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	67.5%	$394,266,368
PURCHASED OPTIONS	0.5	2,662,137
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures, forward foreign currency contracts and written options)	32.0	187,218,059

NET ASSETS	100.0%	$584,146,564

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2016

(UNAUDITED)

		MATURITY	PAR
	COUPON*	DATE	(000’S)	VALUE
SHORT-TERM INVESTMENTS — 67.5%
U.S. TREASURY OBLIGATIONS—67.5%
U.S. Treasury Bills	0.010%	03/03/16	$11,000	$10,999,912
U.S. Treasury Bills	0.050%	03/31/16	24,566	24,560,866
U.S. Treasury Bills	0.060%	04/14/16	13,156	13,151,553
U.S. Treasury Bills	0.225%	04/28/16	14,455	14,448,683
U.S. Treasury Bills	0.320%	05/12/16	19,368	19,356,786
U.S. Treasury Bills	0.360%	05/26/16	20,501	20,485,214
U.S. Treasury Bills	0.430%	06/16/16	24,300	24,277,596
U.S. Treasury Bills	0.440%	06/30/16	44,953	44,902,338
U.S. Treasury Bills	0.400%	07/14/16	25,362	25,328,953
U.S. Treasury Bills	0.390%	07/28/16	23,660	23,619,612
U.S. Treasury Bills	0.335%	08/11/16	69,814	69,672,417
U.S. Treasury Bills	0.350%	08/18/16	72,589	72,431,410
U.S. Treasury Bills	0.425%	08/25/16	31,103	31,031,028

				394,266,368

TOTAL SHORT-TERM INVESTMENTS (Cost $ 394,311,925)				394,266,368

TOTAL PURCHASED OPTIONS — 0.5%** (Cost $ 3,181,656)				2,662,137

TOTAL INVESTMENTS — 68.0% (Cost $ 397,493,581)				396,928,505

OTHER ASSETS IN EXCESS OF LIABILITIES — 32.0%				187,218,059

NET ASSETS — 100.0%				$584,146,564

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 18 for detail information regarding the Purchased Options.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

FUTURES CONTRACTS

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	03/11/16	443	$59,220,159	$569,420
3-Month Euro Euribor	06/13/16	18	4,906,308	4,705
3-Month Euro Euribor	09/19/16	523	142,583,819	172,411
3-Month Euro Euribor	12/19/16	34	9,271,137	11,232
3-Month Euro Euribor	03/13/17	47	12,813,425	18,086
3-Month Euro Euribor	06/19/17	326	88,857,303	139,803
3-Month Euro Euribor	09/18/17	85	23,167,290	34,009
3-Month Euro Euribor	12/18/17	101	27,534,798	26,938
3-Month Euro Euribor	03/19/18	3	816,884	1,537
3-Month Euro Euribor	06/18/18	2	544,934	462
3-Month Euro Euribor	09/17/18	2	544,376	775
3-Month Euro Euribor	12/17/18	1	272,154	272
3-Month Euroyen Futures	06/13/16	6	1,330,418	100
3-Month Euroyen Futures	09/16/16	3	665,425	233
3-Month Euroyen Futures	12/19/16	8	1,775,143	477
5-Year Euro Swapnote Futures	03/14/16	26	3,666,105	18,766
90-DAY Bank Bill	12/08/16	1	710,370	17
90-DAY Eurodollar Futures	09/19/16	616	152,819,362	(28,262)
90-DAY Eurodollar Futures	12/19/16	30	7,439,125	(1,750)
90-DAY Eurodollar Futures	03/13/17	30	7,431,750	3,000
90-DAY Eurodollar Futures	06/19/17	583	144,392,362	24,025
90-DAY Eurodollar Futures	09/18/17	64	15,834,850	11,550
90-DAY Eurodollar Futures	12/18/17	72	17,802,250	14,150
90-DAY Eurodollar Futures	03/19/18	7	1,726,112	5,162
90-DAY Eurodollar Futures	06/18/18	8	1,972,462	4,837
90-DAY Eurodollar Futures	09/17/18	8	1,970,425	5,575
90-DAY Eurodollar Futures	12/17/18	8	1,972,088	2,512
90-DAY Eurodollar Futures	03/18/19	9	2,215,988	4,087
90-DAY Eurodollar Futures	06/17/19	7	1,723,862	1,637
90-DAY Eurodollar Futures	09/16/19	6	1,474,975	3,050
90-DAY Sterling Futures	03/16/16	20	3,452,127	6,611
90-DAY Sterling Futures	09/21/16	824	142,386,825	156,217
90-DAY Sterling Futures	12/21/16	59	10,184,820	23,592
90-DAY Sterling Futures	03/15/17	22	3,798,071	8,455
90-DAY Sterling Futures	06/21/17	450	77,636,575	216,363
90-DAY Sterling Futures	09/20/17	38	6,554,484	17,781
90-DAY Sterling Futures	12/20/17	45	7,767,809	12,788
90-DAY Sterling Futures	03/21/18	3	516,793	1,757
90-DAY Sterling Futures	06/20/18	2	343,699	1,896
90-DAY Sterling Futures	09/19/18	1	171,945	800
Amsterdam Index Futures	03/18/16	5	453,320	11,303
AUD/CAD Futures	03/14/16	22	3,224,272	(90,939)
AUD/USD Currency Futures	03/14/16	66	4,756,100	(48,980)
Australian 3-Year Bond Futures	03/15/16	45	3,599,879	11,265
Cocoa Futures (Intercontinental Exchange)	05/13/16	39	1,160,647	40,071
Cocoa Futures (Intercontinental Exchange)	07/14/16	16	485,351	6,583
Dollar Index	03/14/16	86	8,416,425	30,409
EUR/CHF 3-Month Futures (Intercontinental Exchange)	09/19/16	1	252,729	376
EUR/CHF 3-Month Futures (Intercontinental Exchange)	12/19/16	1	252,804	351
EUR/CHF Futures	03/14/16	74	10,130,189	(66,819)
EUR/GBP Futures	03/14/16	45	6,012,299	111,652
Euro BUXL 30-Year Bond Futures	03/08/16	24	4,306,710	126,518
Euro-Bobl Futures	03/08/16	1,103	158,727,840	1,255,396
Euro-Bund Futures	03/08/16	1,102	195,354,499	4,344,339
Euro-Schatz Futures	03/08/16	320	38,933,461	36,122

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
FTSE 100 Index Futures	03/18/16	162	$13,437,506	$223,148
FTSE 250 Index Futures	03/18/16	4	182,315	1,887
Gold 100 Oz Futures	04/27/16	145	17,673,892	224,908
Gold 100 Oz Futures	06/28/16	19	2,327,390	19,300
Gold 100 Oz Futures	08/29/16	11	1,343,140	16,240
H-Shares Index Futures	03/30/16	9	473,049	(13,969)
JPN 10-Year Bond (Osaka Securities Exchange)	03/14/16	54	72,214,359	657,266
JPY Currency Futures	03/14/16	249	27,212,938	385,599
JPY E-Mini Futures	03/14/16	69	3,812,419	11,475
Lean Hogs Futures	04/14/16	53	1,482,550	920
Lean Hogs Futures	06/14/16	32	1,029,250	4,350
Lean Hogs Futures	07/15/16	27	864,320	4,270
Live Cattle Futures	04/29/16	10	550,720	(2,820)
London Mercantile Exchange Aluminum Forward	03/16/16	221	8,366,628	320,053
London Mercantile Exchange Aluminum Forward	04/20/16	23	1,048,005	(142,093)
London Mercantile Exchange Aluminum Forward	05/18/16	20	873,978	(87,228)
London Mercantile Exchange Aluminum Forward	06/15/16	63	2,550,670	(68,470)
London Mercantile Exchange Lead Forward	03/16/16	2	256,260	(168,648)
London Mercantile Exchange Tin Forward Spot	03/16/16	5	467,455	(68,205)
London Mercantile Exchange Tin Forward Spot	04/20/16	16	1,369,805	(100,205)
London Mercantile Exchange Tin Forward Spot	05/18/16	20	1,574,775	7,225
London Mercantile Exchange Zinc Forward ($)	03/16/16	2	266,536	(178,399)
London Mercantile Exchange Zinc Forward ($)	04/20/16	9	450,429	(54,260)
London Mercantile Exchange Zinc Forward ($)	05/18/16	10	436,716	3,971
London Mercantile Exchange Zinc Forward ($)	06/15/16	11	484,481	1,031
Long Gilt Futures	06/28/16	381	64,246,106	401,979
MSCI Taiwan Index	03/30/16	29	888,515	2,075
NZD Futures	03/14/16	40	2,669,290	(37,290)
Platinum Futures	04/27/16	13	615,150	(7,855)
S&P/TSX 60 IX Futures	03/17/16	9	998,403	4,566
Silver Futures	05/26/16	1	114,475	(39,885)
Silver Futures	07/27/16	6	460,425	(11,985)
Silver Futures	09/28/16	2	154,500	(4,730)
Soybean Oil Futures	05/13/16	102	1,926,042	(36,798)
Soybean Oil Futures	07/14/16	59	1,132,464	(31,170)
Soybean Oil Futures	08/12/16	16	302,850	(3,330)
Swiss Fed BND Futures	03/08/16	8	1,323,816	9,705
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	06/21/16	941	122,994,330	(179,126)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	06/30/16	6	1,313,109	(1,828)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	06/30/16	858	103,925,524	(120,930)
USD Long Bond (Chicago Board of Trade)	06/21/16	101	16,703,953	(86,297)

			$1,906,853,870	$8,117,170

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Bank Bill	03/10/16	9	$(6,390,192)	$2,037
90-DAY Bank Bill	06/09/16	8	(5,680,171)	(557)
AUD/JPY Futures	03/14/16	21	(3,008,363)	12,434
AUD/NZD Futures	03/14/16	18	(2,536,608)	(34,447)
Australian 10-Year Bond Futures	03/15/16	1,081	(99,551,621)	(2,169,195)
Brent Crude Futures	03/31/16	66	(2,247,210)	(166,410)
Brent Crude Futures	04/29/16	5	(172,790)	(13,360)
Brent Crude Futures	05/31/16	6	(241,840)	14,860
Brent Crude Futures	06/30/16	5	(189,580)	(2,720)
Brent Crude Futures	07/29/16	5	(175,140)	(20,310)
Brent Crude Futures	08/31/16	4	(151,510)	(7,130)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
CAC40 10 Euro Futures	03/18/16	104	$(4,732,371)	$(191,914)
CAD Currency Futures	03/15/16	12	(897,420)	9,180
CAD/JPY Futures	03/14/16	21	(3,064,662)	(44,876)
Canadian 10-Year Bond Futures	06/21/16	197	(20,658,167)	45,240
Canola Futures (Winnipeg Commodity Exchange)	05/13/16	57	(394,241)	15,336
Canola Futures (Winnipeg Commodity Exchange)	07/14/16	14	(95,030)	973
Canola Futures (Winnipeg Commodity Exchange)	11/14/16	21	(146,189)	2,930
Cattle Feeder Futures	03/24/16	3	(229,312)	(7,912)
Cattle Feeder Futures	04/28/16	3	(228,262)	(10,350)
Cattle Feeder Futures	05/26/16	16	(1,222,462)	(41,938)
CHF Currency Futures	03/14/16	26	(3,239,988)	(16,512)
CHF/JPY Futures	03/14/16	23	(5,953,550)	191,056
Cocoa Futures	05/13/16	19	(539,190)	(22,260)
Cocoa Futures	07/14/16	20	(564,990)	(25,610)
Cocoa Futures	09/15/16	9	(255,240)	(9,270)
Cocoa Futures (Intercontinental Exchange)	03/14/16	4	(112,016)	(11,302)
Coffee ‘C’ Futures	05/18/16	89	(3,907,931)	68,138
Coffee ‘C’ Futures	07/19/16	49	(2,192,662)	42,788
Coffee ‘C’ Futures	09/20/16	29	(1,305,469)	13,519
Coffee Robusta Futures	05/31/16	86	(1,300,290)	85,110
Coffee Robusta Futures	07/29/16	82	(1,205,480)	23,860
Coffee Robusta Futures	09/30/16	10	(143,240)	(3,460)
Copper Futures	05/26/16	21	(1,080,075)	(39,488)
Copper Futures	07/27/16	15	(770,275)	(31,100)
Copper Futures	09/28/16	1	(53,725)	225
Corn Futures	05/13/16	334	(6,141,275)	179,375
Corn Futures	07/14/16	64	(1,187,112)	29,512
Corn Futures	09/14/16	89	(1,662,375)	28,112
Corn Futures	12/14/16	101	(1,927,925)	30,387
Cotton No.2 Futures	05/06/16	68	(2,042,820)	121,820
Cotton No.2 Futures	07/07/16	87	(2,597,080)	149,770
Dax Index Futures	03/18/16	22	(5,633,308)	(29,195)
DJIA Mini e-CBOT	03/18/16	22	(1,754,050)	(60,620)
E-Mini Crude Oil	03/18/16	8	(171,512)	36,512
E-Mini Crude Oil	04/19/16	12	(214,462)	982
E-Mini Crude Oil	05/19/16	11	(192,775)	(10,010)
E-Mini Natural Gas	03/28/16	80	(413,950)	71,750
E-Mini Natural Gas	04/26/16	103	(535,738)	70,178
E-Mini Natural Gas	05/25/16	59	(297,600)	17,940
EUR/AUD Futures	03/14/16	6	(820,206)	3,212
EUR/CHF 3-Month Futures (Intercontinental Exchange)	06/13/16	1	(252,354)	(626)
EUR/JPY Futures	03/14/16	41	(5,762,921)	183,168
Euro E-Mini Futures	03/14/16	29	(1,986,862)	13,956
Euro Foreign Exchange Currency Future	03/14/16	280	(38,118,631)	21,131
Euro STOXX 50	03/18/16	154	(4,874,451)	(40,871)
Fed Fund 30-Day Futures	03/31/16	1,016	(421,737,236)	—
Fed Fund 30-Day Futures	01/31/17	791	(328,062,535)	282,169
FTSE/JSE TOP 40	03/17/16	48	(1,301,569)	(23,876)
FTSE/MIB Index Futures	03/18/16	12	(1,187,612)	39,620
Gasoline RBOB Futures	03/31/16	66	(3,449,750)	(211,231)
Gasoline RBOB Futures	04/29/16	13	(776,059)	39,942
Gasoline RBOB Futures	05/31/16	13	(705,865)	(34,894)
Gasoline RBOB Futures	06/30/16	8	(428,270)	(25,733)
GBP Currency Futures	03/14/16	141	(12,545,081)	281,606
GBP/AUD Futures	03/14/16	28	(5,084,562)	210,217
GBP/CAD Futures	03/14/16	22	(4,005,497)	184,257
GBP/CHF Futures	03/14/16	25	(4,391,963)	45,443
GBP/JPY Futures	03/14/16	13	(2,325,363)	63,578

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
GBP/NZD Futures	03/14/16	31	$(5,526,519)	$126,674
Hang Seng Index Futures	03/30/16	84	(10,420,883)	130,463
IBEX 35 Index Futures	03/18/16	6	(536,857)	(13,211)
Kansas City Hard Red Winter Wheat Futures	05/13/16	86	(2,017,788)	50,538
Kansas City Hard Red Winter Wheat Futures	07/14/16	178	(4,232,938)	74,412
Kansas City Hard Red Winter Wheat Futures	09/14/16	11	(264,700)	288
Live Cattle Futures	06/30/16	4	(192,350)	(9,530)
Live Cattle Futures	08/31/16	29	(1,372,200)	(33,140)
London Mercantile Exchange Aluminum Forward	03/16/16	221	(8,248,240)	(438,441)
London Mercantile Exchange Copper Forward	03/16/16	5	(745,229)	157,041
London Mercantile Exchange Copper Forward	04/20/16	9	(1,014,312)	(43,412)
London Mercantile Exchange Copper Forward	05/18/16	8	(896,235)	(43,465)
London Mercantile Exchange Copper Forward	06/15/16	38	(4,333,254)	(127,233)
London Mercantile Exchange Lead Forward	04/20/16	7	(110,571)	(196,072)
London Mercantile Exchange Lead Forward	05/18/16	5	(114,069)	(105,088)
London Mercantile Exchange Nickel Forward	03/16/16	20	(1,043,024)	23,504
London Mercantile Exchange Nickel Forward	04/20/16	28	(1,418,150)	(10,690)
London Mercantile Exchange Nickel Forward	05/18/16	26	(1,268,559)	(59,937)
Low Sulphur Gasoil G Futures	03/10/16	1	(30,050)	(2,400)
Low Sulphur Gasoil G Futures	04/12/16	52	(1,613,725)	(102,275)
Low Sulphur Gasoil G Futures	05/12/16	8	(257,150)	(11,450)
Low Sulphur Gasoil G Futures	06/10/16	8	(259,375)	(13,825)
Mill Wheat Euro	03/10/16	3	(28,597)	4,569
Mill Wheat Euro	05/10/16	79	(760,356)	96,466
Mill Wheat Euro	09/12/16	33	(305,932)	14,700
Mini HSI Index Futures	03/30/16	53	(1,308,050)	9,497
MSCI Singapore Exchange ETS	03/30/16	57	(1,206,152)	(14,523)
MXN Futures	03/14/16	52	(1,473,850)	38,130
Nasdaq 100 E-Mini	03/18/16	42	(3,427,180)	(101,870)
Natural Gas Futures	03/29/16	394	(7,984,930)	1,243,590
Natural Gas Futures	04/27/16	54	(1,167,410)	191,090
Natural Gas Futures	05/26/16	56	(1,265,290)	203,530
Natural Gas Futures	06/28/16	57	(1,324,860)	193,410
Natural Gas Futures	07/27/16	55	(1,268,540)	149,840
Natural Gas Futures	08/29/16	57	(1,302,750)	131,970
Natural Gas Futures	09/28/16	70	(1,626,500)	161,400
Natural Gas Futures	10/27/16	61	(1,473,750)	112,230
Natural Gas Futures	11/28/16	39	(958,000)	(1,010)
New York Harbor Ultra-Low Sulfur Diesel Futures	03/31/16	75	(3,316,790)	(128,365)
New York Harbor Ultra-Low Sulfur Diesel Futures	04/29/16	6	(283,408)	2,831
New York Harbor Ultra-Low Sulfur Diesel Futures	05/31/16	4	(185,422)	(5,158)
New York Harbor Ultra-Low Sulfur Diesel Futures	06/30/16	3	(141,889)	(3,868)
Nikkei 225 (Chicago Mercantile Exchange)	03/10/16	15	(1,246,950)	46,575
Nikkei 225 (Osaka Securities Exchange)	03/10/16	69	(10,160,968)	412,665
Nikkei 225 (Singapore Exchange)	03/10/16	47	(3,422,886)	95,517
Nikkei 225 Mini	03/10/16	8	(109,929)	(3,095)
NZD/JPY Futures	03/14/16	18	(2,387,601)	18,252
Palladium Futures	06/28/16	10	(499,105)	3,455
Rapeseed Euro	04/29/16	10	(192,700)	2,461
Rapeseed Euro	07/29/16	8	(150,233)	544
Rapeseed Euro	10/31/16	3	(56,881)	218
Red Wheat Futures (Minneapolis Grain Exchange)	05/13/16	52	(1,317,138)	46,388
Red Wheat Futures (Minneapolis Grain Exchange)	07/14/16	55	(1,388,088)	22,025
Red Wheat Futures (Minneapolis Grain Exchange)	09/14/16	5	(127,575)	950
Russell 2000 Mini	03/18/16	57	(5,734,150)	(146,540)
S&P 500 E-Mini Futures	03/18/16	138	(13,164,850)	(148,700)
S&P Mid 400 E-Mini	03/18/16	7	(927,780)	(5,110)
S&P/TSX 60 IX Futures	03/17/16	9	(999,630)	(3,341)
SGX CNX Nifty	03/31/16	189	(2,701,740)	52,905

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Soybean Futures	05/13/16	150	$(6,546,062)	$88,562
Soybean Futures	07/14/16	62	(2,720,925)	31,675
Soybean Futures	08/12/16	32	(1,407,888)	16,288
Soybean Futures	09/14/16	10	(439,200)	4,075
Soybean Meal Futures	05/13/16	125	(3,400,030)	118,780
Soybean Meal Futures	07/14/16	80	(2,177,330)	55,730
Soybean Meal Futures	08/12/16	17	(454,160)	1,450
SPI 200 Futures	03/17/16	66	(5,749,599)	9,546
Sugar No. 11 (World)	04/29/16	154	(2,293,850)	(182,963)
Sugar No. 11 (World)	06/30/16	79	(1,156,848)	(99,568)
Sugar No. 11 (World)	09/30/16	11	(168,605)	(7,694)
Topix Index Futures	03/10/16	17	(1,914,904)	(27,005)
Wheat Futures (Chicago Board of Trade)	05/13/16	141	(3,285,950)	90,538
Wheat Futures (Chicago Board of Trade)	07/14/16	143	(3,391,975)	101,188
Wheat Futures (Chicago Board of Trade)	09/14/16	32	(758,275)	6,275
White Sugar (Intercontinental Exchange)	04/15/16	12	(228,945)	(15,195)
White Sugar (Intercontinental Exchange)	07/15/16	2	(37,360)	(3,000)
White Sugar (Intercontinental Exchange)	09/15/16	1	(18,520)	(1,480)
WTI Crude Futures	03/21/16	104	(3,314,440)	(195,560)
WTI Crude Futures	04/20/16	8	(289,260)	4,620
WTI Crude Futures	05/20/16	6	(219,970)	(1,250)
WTI Crude Futures	06/21/16	7	(273,400)	8,870
WTI Crude Futures	07/20/16	7	(292,260)	22,760
WTI Crude Futures	08/22/16	8	(311,760)	(1,040)
WTI Crude Futures	09/20/16	7	(272,570)	(4,840)
WTI Crude Futures	10/20/16	5	(194,000)	(6,550)

			$(1,199,858,155)	$1,385,737

Total Futures Contracts			$706,995,715	$9,502,907

Forward foreign currency contracts outstanding as of February 29, 2016 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

AUD	153,282	USD	110,648	03/01/16	BOA	$(1,243)
AUD	239,235	USD	171,161	03/02/16	BOA	(407)
AUD	9,045,000	USD	6,491,265	03/04/16	BOA	(36,036)
AUD	9,730,607	USD	7,000,104	03/16/16	BOA	(59,731)
AUD	9,000,000	USD	6,428,746	03/17/16	BOA	(9,799)
AUD	10,591,000	USD	7,568,177	03/18/16	BOA	(14,880)
AUD	2,868,000	USD	2,054,607	03/30/16	BOA	(10,430)
BRL	6,014,758	USD	1,496,173	03/16/16	BOA	(4,269)
CAD	55,046	USD	40,655	03/01/16	BOA	29
CAD	566,180	USD	415,000	03/04/16	BOA	3,463
CAD	11,922,120	USD	8,570,155	03/16/16	BOA	241,525
CAD	11,346,345	USD	8,250,000	03/17/16	BOA	136,126
CAD	11,382,458	USD	8,149,569	03/18/16	BOA	263,253
CHF	770,272	USD	780,000	03/04/16	BOA	(8,486)
CHF	2,161,931	USD	2,172,859	03/18/16	BOA	(5,757)
CLP	161,300,045	USD	227,511	03/16/16	BOA	3,595
CZK	36,959,707	USD	1,508,378	03/16/16	BOA	(22,423)
DKK	2,646,685	USD	390,000	03/04/16	BOA	(3,980)
EUR	90,175,000	JPY	575,600,325	03/04/16	BOA	(1,353,282)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

EUR	4,630,000	JPY	584,864,550	03/04/16	BOA	$150,334
EUR	15,751,000	JPY	38,706,900	03/18/16	BOA	(277,989)
EUR	860,000	JPY	105,528,020	03/18/16	BOA	430
EUR	109,646	USD	120,014	03/01/16	BOA	(735)
EUR	519,211	USD	564,204	03/02/16	BOA	622
EUR	6,857,700	USD	7,547,111	03/16/16	BOA	(83,553)
EUR	1,200,000	USD	1,341,855	03/17/16	BOA	(35,796)
GBP	11,750,000	JPY	467,988,585	03/04/16	BOA	(149,676)
GBP	2,970,000	JPY	482,163,300	03/04/16	BOA	142,706
GBP	785,000	JPY	123,602,960	03/18/16	BOA	4,196
GBP	34,801	USD	48,279	03/01/16	BOA	158
GBP	9,769	USD	13,578	03/02/16	BOA	19
GBP	4,791,872	USD	7,064,830	03/16/16	BOA	(394,890)
GBP	4,300,000	USD	6,059,081	03/17/16	BOA	(73,766)
GBP	4,854,000	USD	7,001,126	03/18/16	BOA	(244,651)
HUF	404,354,929	USD	1,416,474	03/16/16	BOA	1,722
INR	226,997,606	USD	3,325,633	03/16/16	BOA	(18,115)
JPY	240,333,303	EUR	815,000	03/30/16	BOA	(18,008)
JPY	19,034,090	USD	168,488	03/01/16	BOA	322
JPY	9,796,492	USD	86,725	03/02/16	BOA	158
JPY	1,579,882,378	USD	13,238,715	03/16/16	BOA	780,306
JPY	299,735,138	USD	2,650,000	03/17/16	BOA	9,788
KRW	3,904,452,268	USD	3,294,892	03/04/16	BOA	(137,916)
KRW	1,645,957,184	USD	1,364,720	03/16/16	BOA	(34,320)
MXN	36,577,215	USD	2,011,472	03/16/16	BOA	3,420
MXN	30,354,000	USD	1,664,698	03/18/16	BOA	7,073
MYR	2,416,810	USD	574,455	03/16/16	BOA	(405)
NOK	343,689	USD	39,901	03/01/16	BOA	(408)
NOK	2,033,250	USD	233,670	03/02/16	BOA	(30)
NOK	3,659,066	USD	425,000	03/04/16	BOA	(4,545)
NOK	25,535,400	USD	2,918,375	03/16/16	BOA	15,588
NOK	37,922,588	USD	4,400,000	03/17/16	BOA	(42,807)
NOK	1,740,696	USD	200,000	03/18/16	BOA	(1)
NZD	63,298	USD	42,574	03/01/16	BOA	(867)
NZD	82,461	USD	54,406	03/02/16	BOA	(72)
NZD	595,000	USD	395,180	03/04/16	BOA	(3,184)
NZD	15,004,949	USD	9,943,808	03/16/16	BOA	(65,870)
NZD	29,100,000	USD	19,187,463	03/17/16	BOA	(31,808)
NZD	11,891,000	USD	7,912,746	03/18/16	BOA	(85,758)
NZD	1,418,000	USD	956,404	03/30/16	BOA	(23,752)
PLN	9,063,552	USD	2,277,267	03/16/16	BOA	(8,644)
SEK	786,575	USD	92,564	03/01/16	BOA	(695)
SEK	3,486,360	USD	406,009	03/02/16	BOA	1,188
SEK	3,926,977	USD	460,000	03/04/16	BOA	(1,302)
SEK	49,362,802	USD	5,825,061	03/16/16	BOA	(56,233)
SEK	110,016,773	USD	13,000,000	03/17/16	BOA	(142,251)
SGD	1,278,287	USD	905,095	03/16/16	BOA	3,814
SGD	1,609,000	USD	1,142,874	03/30/16	BOA	862
TRY	10,913,008	USD	3,648,576	03/16/16	BOA	16,571

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

TWD	148,723,384	USD	4,522,637	03/04/16	BOA	$(47,281)
TWD	24,559,215	USD	735,277	03/16/16	BOA	3,804
USD	109,286	AUD	153,282	03/01/16	BOA	(119)
USD	170,616	AUD	239,235	03/02/16	BOA	(138)
USD	6,462,294	AUD	9,045,000	03/04/16	BOA	7,066
USD	5,617,284	AUD	7,914,521	03/16/16	BOA	(27,763)
USD	4,455,617	AUD	6,200,000	03/17/16	BOA	33,676
USD	6,149,027	AUD	8,748,000	03/18/16	BOA	(89,878)
USD	2,339,857	AUD	3,286,000	03/30/16	BOA	(2,250)
USD	2,711,164	BRL	10,885,232	03/16/16	BOA	11,186
USD	40,709	CAD	55,046	03/01/16	BOA	25
USD	415,000	CAD	569,169	03/04/16	BOA	(5,672)
USD	10,569,926	CAD	14,508,154	03/16/16	BOA	(153,100)
USD	4,400,000	CAD	5,995,698	03/17/16	BOA	(31,443)
USD	10,555,759	CAD	14,579,000	03/18/16	BOA	(219,640)
USD	780,000	CHF	775,256	03/04/16	BOA	3,494
USD	15,004,273	CHF	14,796,617	03/18/16	BOA	172,267
USD	256,573	CLP	182,341,830	03/16/16	BOA	(4,682)
USD	1,640,362	CZK	40,507,211	03/16/16	BOA	11,781
USD	390,000	DKK	2,594,832	03/04/16	BOA	11,542
USD	170,000	DKK	1,165,758	03/18/16	BOA	(115)
USD	120,948	EUR	109,646	03/01/16	BOA	1,669
USD	567,881	EUR	519,211	03/02/16	BOA	3,055
USD	94,762,662	EUR	85,545,000	03/04/16	BOA	1,696,077
USD	6,222,083	EUR	5,672,766	03/16/16	BOA	48,144
USD	5,975,537	EUR	5,400,000	03/17/16	BOA	98,273
USD	42,729,457	EUR	39,107,000	03/18/16	BOA	164,715
USD	48,713	GBP	34,801	03/01/16	BOA	275
USD	13,561	GBP	9,769	03/02/16	BOA	(36)
USD	12,421,979	GBP	8,780,000	03/04/16	BOA	201,464
USD	9,334,744	GBP	6,307,116	03/16/16	BOA	555,692
USD	6,882,793	GBP	4,750,000	03/17/16	BOA	271,107
USD	23,840,162	GBP	16,228,000	03/18/16	BOA	1,251,767
USD	4,413,441	GBP	3,165,000	03/30/16	BOA	7,731
USD	1,560,141	HUF	447,914,473	03/16/16	BOA	(10,832)
USD	7,458,608	INR	507,367,679	03/16/16	BOA	65,896
USD	167,252	JPY	19,034,089	03/01/16	BOA	(1,557)
USD	86,673	JPY	9,796,492	03/02/16	BOA	(210)
USD	3,555,000	JPY	402,381,720	03/04/16	BOA	13,906
USD	3,555,000	JPY	400,410,215	03/04/16	BOA	3,580
USD	10,551,403	JPY	1,265,390,545	03/16/16	BOA	(676,988)
USD	6,200,000	JPY	704,862,725	03/17/16	BOA	(54,806)
USD	19,124,371	JPY	2,218,790,220	03/18/16	BOA	565,453
USD	13,673,733	JPY	1,623,638,995	03/18/16	BOA	(734,644)
USD	3,215,000	KRW	3,904,452,268	03/04/16	BOA	58,024
USD	2,545,884	KRW	3,048,143,213	03/16/16	BOA	82,119
USD	3,085,392	MXN	54,325,766	03/16/16	BOA	92,804
USD	6,454,772	MXN	115,544,000	03/18/16	BOA	91,093
USD	806,273	MYR	3,469,536	03/16/16	BOA	(17,825)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

USD	39,580	NOK	343,689	03/01/16	BOA	$86
USD	233,534	NOK	2,033,250	03/02/16	BOA	(106)
USD	425,000	NOK	3,692,430	03/04/16	BOA	711
USD	2,386,485	NOK	20,879,362	03/16/16	BOA	(12,509)
USD	4,900,000	NOK	42,124,639	03/17/16	BOA	60,004
USD	42,130	NZD	63,298	03/01/16	BOA	423
USD	54,399	NZD	82,461	03/02/16	BOA	66
USD	393,265	NZD	595,000	03/04/16	BOA	1,269
USD	6,168,003	NZD	9,351,657	03/16/16	BOA	11,695
USD	16,466,062	NZD	24,900,000	03/17/16	BOA	75,140
USD	6,523,039	NZD	10,064,000	03/18/16	BOA	(101,367)
USD	2,787,055	PLN	11,124,961	03/16/16	BOA	2,459
USD	92,367	SEK	786,575	03/01/16	BOA	497
USD	407,549	SEK	3,486,360	03/02/16	BOA	352
USD	460,000	SEK	3,882,270	03/04/16	BOA	6,524
USD	11,545,563	SEK	97,960,157	03/16/16	BOA	97,361
USD	14,850,000	SEK	125,908,198	03/17/16	BOA	135,007
USD	220,000	SEK	1,886,062	03/18/16	BOA	(435)
USD	1,007,736	SGD	1,426,285	03/16/16	BOA	(6,405)
USD	1,139,035	SGD	1,609,000	03/30/16	BOA	(4,701)
USD	5,719,486	TRY	17,171,159	03/16/16	BOA	(47,468)
USD	4,448,000	TWD	148,723,384	03/04/16	BOA	(27,356)
USD	813,838	TWD	27,060,212	03/16/16	BOA	(507)
USD	4,907,934	ZAR	75,670,840	03/16/16	BOA	153,198
ZAR	52,568,005	USD	3,340,942	03/16/16	BOA	(37,860)

Total Forward Foreign Currency Contracts						$2,073,282

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

	NUMBER
	OF
	CONTRACTS	VALUE
PURCHASED OPTIONS — 0.5%
CALL OPTIONS PURCHASED—0.3%
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	44,978,000	$868,930
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	22,639,000	437,363
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	10,343,000	107,820

TOTAL CALL OPTIONS PURCHASED (Cost $ 1,469,922)		1,414,113

PUT OPTIONS PURCHASED—0.2%
CAD Foreign Exchange Currency Futures Expires 04/08/16 Strike Price 69.50	507	40,560
EUR Foreign Exchange Currency Futures Expires 03/04/16 Strike Price 1.09	304	254,600
Eurodollar 1-Year MIDCV Expires 06/10/16 Strike Price 99	1,821	546,300
Gold 100-oz Futures Expires 03/28/16 Strike Price 150	294	82,320
IMM Eurodollar Futures Expires 05/13/16 Strike Price 99.13	2,434	91,275
U.S. 10-Year Treasury Bond Futures Expires 05/20/16 Strike Price 127.50	710	232,969

TOTAL PUT OPTIONS PURCHASED (Cost $ 1,711,734)		1,248,024

TOTAL PURCHASED OPTIONS — 0.5% (Cost $ 3,181,656)		2,662,137

	NUMBER
	OF
	CONTRACTS	VALUE
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.2)%
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	44,978,000	$(468,873)
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	22,639,000	(236,000)
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	10,343,000	(199,817)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $ 969,462)		(904,690)

TOTAL WRITTEN OPTIONS — (0.2)% (Premiums Received $ 969,462)		(904,690)

The accompanying notes are an integral part of the financial statements.

18

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2016

(UNAUDITED)

AUD	Australian Dollar
BOA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CZK	Czech Koruna
DAX	Deutscher Aktienindex
DKK	Danish Krone
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
HUF	Hungarian Forint
IBEX	Index of the Bolsa de Madrid
IMM	International Monetary Market

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RBOB	Reformulated Blendstock for Oxygenate Blending
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TSX	Toronto Stock Exchange
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

19

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2016

(UNAUDITED)

ASSETS
Investments, at value (cost $397,493,581)	$396,928,505
Cash	118,269,259
Deposits with broker for forward foreign currency contracts and futures contracts	41,344,862
Foreign currency, at value (cost $1,371,492)	1,365,036
Receivables for:
Capital shares sold	17,207,719
Variation margin	9,502,907
Prepaid expenses and other assets	91,688
Unrealized appreciation on forward foreign currency contracts	7,859,745

Total assets	592,569,721

LIABILITIES
Options written, at value (premiums received $969,462)	904,690
Payables for:
Capital shares redeemed	875,604
Advisory fees	691,628
Administration and accounting services fees	57,527
Unrealized depreciation on forward foreign currency contracts	5,786,463
Other accrued expenses and liabilities	107,245

Total liabilities	8,423,157

Net Assets	$584,146,564

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$46,393
Paid-in capital	571,623,150
Accumulated net investment loss	(6,503,220)
Accumulated net realized gain from investments, futures transactions, foreign currency translations, forward foreign currency contracts and written options	7,911,151
Net unrealized depreciation on investments, futures transactions, foreign currency translations, forward foreign currency contracts and written options	11,069,090

Net assets	$584,146,564

CLASS A SHARES
Net assets	$24,658,213

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,960,372

Net asset value and redemption price per share	$12.58

Maximum offering price per share (100/94.25 of $12.58)	$13.35

CLASS I SHARES
Net assets	$555,255,952

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	44,096,250

Net asset value, offering and redemption price per share	$12.59

CLASS C SHARES
Net assets	$4,232,399

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	336,823

Net asset value, offering and redemption price per share	$12.57

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED

FEBRUARY 29, 2016

(UNAUDITED)

INVESTMENT INCOME
Interest	$234,412

Total investment income	234,412

EXPENSES
Advisory fees (Note 2)	3,098,105
Administration and accounting services fees (Note 2)	139,139
Interest expense	82,008
Registration and filing fees	45,107
Transfer agent fees (Note 2)	40,275
Legal fees	32,847
Audit and tax service fees	27,474
Custodian fees (Note 2)	19,362
Distribution fees (Class A Shares) (Note 2)	16,905
Directors’ and officers’ fees	12,260
Printing and shareholder reporting fees	9,740
Distribution fees (Class C Shares) (Note 2)	5,305
Insurance fees	3,089
Other expenses	9,864

Total expenses before waivers and reimbursements	3,541,480
Less: waivers and reimbursements (Note 2)	(307,103)

Net expenses after waivers and reimbursements	3,234,377

Net investment loss	(2,999,965)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	1,926,970
Futures	11,138,598
Foreign currency transactions	1,013,588
Forward foreign currency contracts	(1,152,387)
Written options	(5,015,618)
Net change in unrealized appreciation/(depreciation) on:
Investments	539,781
Futures	10,278,780
Foreign currency translation	(3,330)
Forward foreign currency contracts	1,874,539
Written options	(138,370)

Net realized and unrealized gain on investments	20,462,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,462,586

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,999,965)	$(2,036,556)
Net realized gain from investments, futures transactions, foreign currency transactions, forward foreign currency contracts and written options	7,911,151	5,019,708
Net change in unrealized appreciation/(depreciation) on investments, futures transactions, foreign currency translation, forward foreign currency contracts and written options	12,551,400	(2,287,685)

Net increase in net assets resulting from operations	17,462,586	695,467

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A Shares	(7,540)	(20,951)
Class I Shares	(651,985)	(748,827)
Class C Shares	(994)	—

Total from net investment income.	(660,519)	(769,778)

Net realized gains
Class A Shares	—	(1,218)
Class I Shares	—	(41,776)
Class C Shares	—	—

Total from net realized gains	—	(42,994)

Net decrease in net assets from dividends and distributions to shareholders	(660,519)	(812,772)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	14,482,769	11,657,560
Proceeds from reinvestment of distributions	6,739	15,771
Shares redeemed	(1,647,223)	(1,511,325)

Total Class A Shares	12,842,285	10,162,006

Class I Shares
Proceeds from shares sold	372,478,306	217,209,911
Proceeds from reinvestment of distributions	584,466	416,475
Shares redeemed	(54,172,686)	(20,564,998)

Total Class I Shares	318,890,086	197,061,388

Class C Shares
Proceeds from shares sold	4,156,758	—
Proceeds from reinvestment of distributions	994	—
Shares redeemed	(245)	—

Total Class C Shares	4,157,507	—

Net increase in net assets from capital share transactions	335,889,878	207,223,394

Total increase in net assets	352,691,945	207,106,089

NET ASSETS
Beginning of period	231,454,619	24,348,530

End of period	$584,146,564	$231,454,619

Accumulated net investment loss, end of period	$(6,503,220)	$(2,842,736)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,176,230	942,331
Shares reinvested	557	1,381
Shares redeemed	(133,625)	(123,027)

Total Class A Shares	1,043,162	820,685

Class I Shares
Shares sold	30,144,044	17,778,992
Shares reinvested	48,303	36,469
Shares redeemed	(4,419,457)	(1,745,441)

Total Class I Shares	25,772,890	16,070,020

Class C Shares
Shares sold	336,761	—
Shares reinvested	82	—
Shares redeemed	(20)	—

Total Class C Shares	336,823	—

Net increase in shares	27,152,875	16,890,705

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS A SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2015(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.01		$10.36

Net investment loss(2)		(0.13)	(0.27)
Net realized and unrealized gain from investments	0.71		2.14

Net increase in net assets resulting from operations	0.58		1.87

Dividends and distributions to shareholders from:
Net investment income		(0.01)	(0.21)
Net realized gains	—		(0.01)

Total dividends and distributions to shareholders		(0.01)	(0.22)

Net asset value, end of period	$12.58		$12.01

Total investment return(3)	4.81	%(4)	18.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,658		$11,013
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	2.29	%(5)	2.28%
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	2.24	%(5)	2.24%
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	2.49	%(5)	2.71%
Ratio of net investment loss to average net assets	(2.14	)%(5)	(2.23)%
Portfolio turnover rate	0.00	%(4)	0.00%

(1)	Inception date of Class A Shares of the Fund was August 29, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2015	FOR THE PERIOD ENDED AUGUST 31, 2014(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.03		$10.36	$10.00

Net investment loss(2)		(0.11)	(0.24)		(0.03)
Net realized and unrealized gain from investments	0.70		2.14	0.39

Net increase in net assets resulting from operations	0.59		1.90	0.36

Dividends and distributions to shareholders from:
Net investment income		(0.03)	(0.22)	—
Net realized gains	—		(0.01)	—

Total dividends and distributions to shareholders		(0.03)	(0.23)	—

Net asset value, end of period	$12.59		$12.03	$10.36

Total investment return(3)	4.91	%(4)	18.46%	3.60	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$555,256		$220,441	$24,349
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	2.04	%(5)	2.03%	2.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	1.99	%(5)	1.99%	1.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	2.24	%(5)	2.46%	4.71	%(5)
Ratio of net investment loss to average net assets	(1.89	)%(5)	(1.98)%	(1.99	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00%	0.00	%(4)

(1)	The Class I Shares commenced operations on July 1, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS C SHARES
	FOR THE PERIOD ENDED FEBRUARY 29, 2016 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.99

Net investment loss(2)		(0.14)
Net realized and unrealized gain from investments	0.73

Net increase in net assets resulting from operations	0.59

Dividends and distributions to shareholders from:
Net investment income		(0.01)
Net realized gains	—

Total dividends and distributions to shareholders		(0.01)

Net asset value, end of period	$12.57

Total investment return(3)	4.96	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$4,232
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	3.04	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	2.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	3.24	%(5)
Ratio of net investment loss to average net assets	(2.89	)%(5)
Portfolio turnover rate	0.00	%(4)

(1)	Inception date of Class C Shares of the Fund was October 6, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class C Shares commenced investment operations on October 6, 2015.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

CONSOLIDATION OF SUBSIDIARY — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 29, 2016, the net assets of the Subsidiary were $117,749,635, which represented 20.2% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Short-Term Investments	$394,266,368	$394,266,368	$—	$—
Commodity Contracts
Futures	5,131,202	5,131,202	—	—
Purchased Options	82,320	82,320	—	—
Equity Contracts
Futures	1,039,767	1,039,767	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	7,859,745	—	7,859,745	—
Futures	1,942,239	1,942,239	—	—
Purchased Options	1,709,273	840,343	868,930	—
Interest Rate Contracts
Futures	8,697,041	8,697,041	—	—
Purchased Options	870,544	870,544	—	—

Total Assets	$421,598,499	$412,869,824	$8,728,675	$—

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Commodity Contracts
Futures	$(3,555,068)	$(3,555,068)	$—	$—
Equity Contracts
Futures	(823,840)	(823,840)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(5,786,463)	—	(5,786,463)	—
Futures	(339,863)	(339,863)	—	—
Written Options	(904,690)	(435,817)	(468,873)	—
Interest Rate Contracts
Futures	(2,588,571)	(2,588,571)	—	—

Total Liabilities	$(13,998,495)	$(7,743,159)	$(6,255,336)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the six months ended February 29, 2016, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of and for the six months ended February 29, 2016.

The following table lists the fair values of the Fund’s derivative holdings as of February 29, 2016 grouped by contract type and risk exposure category.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Asset Derivatives

Purchased Options	Investments, at value	$—	$870,544	$1,709,273	$82,320	$2,662,137

Forward Contracts	Unrealized appreciation on forward foreign currency contracts	—	—	7,859,745	—	7,859,745

Futures Contracts	Payable: Variation Margin	1,039,767	8,697,041	1,942,239	5,131,202	16,810,249

Total Value - Assets		$1,039,767	$9,567,585	$11,511,257	$5,213,522	$27,332,131

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Liability Derivatives

Written Options	Options written, at value	$—	$—	$(904,690)	$—	$(904,690)

Forward Contracts	Unrealized depreciation on forward foreign currency contracts	—	—	(5,786,463)	—	(5,786,463)

Futures Contracts	Payable: Variation Margin	(823,840)	(2,588,571)	(339,863)	(3,555,068)	(7,307,342)

Total Value - Liabilities		$(823,840)	$(2,588,571)	$(7,031,016)	$(3,555,068)	$(13,998,495)

The following table lists the amounts of realized gains or (losses) included in net increase in net assets resulting from operations for the six months ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Realized Gain (Loss)

Purchased Options	Net realized gain (loss) from Investments	$—	$356,797	$917,181	$654,168	$1,928,146

Futures Contracts	Net realized gain (loss) from Futures	(2,798,808)	4,047,316	(2,920,393)	12,810,483	11,138,598

Forward Contracts	Net realized gain (loss) from Forward Foreign Currency Contracts	—	—	(1,152,387)	—	(1,152,387)

Written Options	Net realized gain (loss) from Written Options	—	(1,357,852)	(2,437,206)	(1,220,560)	(5,015,618)

Total Realized Gain (Loss)		$(2,798,808)	$3,046,261	$(5,592,805)	$12,244,091	$6,898,739

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Change in unrealized appreciation (depreciation)

Purchased Options	Net change in unrealized appreciation (depreciation) from Investments	$—	$187,523	$493,913	$(97,678)	$583,758

Futures Contracts	Net change in unrealized appreciation (depreciation) from Futures	1,434,461	7,024,760	1,251,542	568,017	10,278,780

Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Foreign Currency Contracts	—	—	1,874,539	—	1,874,539

Written Options	Net change in unrealized appreciation (depreciation) from Written Options	—	(39,112)	(66,632)	(32,626)	(138,370)

Total change in unrealized appreciation (depreciation)		$1,434,461	$7,173,171	$3,553,362	$437,713	$12,598,707

For the six months ended February 29, 2016, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$2,595,433	$(1,112,099)	$1,357,263,102	$(708,222,748)	$(543,187,177)	$543,841,957

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Statement of Assets and Liabilities				Gross Amount Not Offset in Statement of Assets and Liabilities
Description	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount(2)

	Assets				Liabilities

Forward Foreign Currency Contracts	$7,879,869	($5,806,587)	$—	$2,073,282	$5,806,587	($5,806,587)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Net amount represents the net amount payable from the counterparty in the event of default.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

OPTIONS — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of February 29, 2016, all of the Fund’s written options are exchange-traded options.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The Fund had transactions in options written during the fiscal period ended February 29, 2016 as follows:.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2015	95,153,327	$1,131,083
Options written	112,035,036	3,181,817
Options closed	(27,862,938)	(2,511,563)
Options expired	(101,365,425)	(831,875)

Options outstanding at February 29, 2016	77,960,000	$969,462

FUTURES CONTRACTS — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISER AND OTHER SERVICES

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund. The Fund is managed by the Adviser and one or more Trading Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. The Fund compensates the Adviser for its services at the annual rate of 1.97% of its average annual net assets, payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the advisory fee that it receives from the Fund.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.24%, 1.99% and 2.99% of the Fund’s average daily net assets attributable to Class A Shares, Class I Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.24%, 1.99% or 2.99%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. With interest expense included, the Fund’s net expense ratios are 2.03% for Class I Shares ,2.28% for Class A Shares and 3.03% for Class C Shares, net of the expense limitation. Without the limitation arrangement the expense ratios are 2.46% for Class I Shares, 2.71% for Class A Shares and 3.46% for Class C Shares. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors. If at any time during the first three years the Advisory Agreement is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 2.24%, 1.99% or 2.99%, as applicable, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. For the six-month period ended February 29, 2016, investment advisory fees accrued and waived were $3,098,105 and $307,103, respectively. At February 29, 2016, the amount of potential recovery by the Adviser was as follows:

EXPIRATION
AUGUST 31, 2017	AUGUST 31, 2018	AUGUST 31, 2019
$94,261	$434,343	$307,103

Altis Partners (Jersey) Limited, Cantab Capital Partners LLP, Eclipse Capital Management, Inc., Graham Capital Management, LP, Harmonic Capital Partners LLP, P/E Global, LLC, Revolution Capital Management, LLC, Trigon Investment Advisors, LLC and Conquest Capital, LLC each serves as a Trading Adviser to the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

3. DIRECTOR’S AND OFFICER’S COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2016 was $9,033. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,921 in officer fees.

4. INVESTMENT IN SECURITIES

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$—	$—
Investments in U.S. Government Securities	—	—

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
$397,493,581	$173,264	$(738,340)	$(565,076)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY I NCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED DEPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$660,502	$—	$(4,985,548)	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONCLUDED)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Fund had no capital loss carryforwards.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

ABBEY CAPITAL FUTURES STRATEGY FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF ADVISORY AGREEMENTS AND TRADING ADVISORY AGREEMENTS

As required by the 1940 Act, the Board of Directors (the “Board”) of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the trading advisory agreements among Abbey Capital, Abbey Capital Offshore Fund Limited (“ACOF”) and each of Conquest Capital Group LLC (“Conquest”), Harmonic Capital Partners LLP (“Harmonic”) and Cantab Partners LLP (“Cantab”) (collectively, the “Trading Advisers”) (the “Trading Advisory Agreements”), at meetings of the Board held on September 30, 2015, December 17, 2015, and February 24, 2016, respectively (collectively, the “Meetings”). At the Meetings, the Board, including all of the Independent Directors, approved the Trading Advisory Agreements for initial periods ending August 16, 2016 for Cantab and Harmonic and August 16, 2017 for Conquest. The Board’s decision to approve the Trading Advisory Agreements reflects the exercise of its business judgment to approve the arrangements. In approving the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the Trading Advisory Agreement between Abbey Capital, ACOF and each Trading Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meetings and at other meetings throughout the past year, the presentations made during the Meetings, and the discussions held during the Meetings. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by the Trading Advisers; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Trading Advisers’ investment philosophies and processes; (iv) the Trading Advisers’ assets under management and client descriptions; (v) the Trading Advisers’ soft dollar commissions and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) the Trading Advisers’ compliance procedures; and (viii) the Trading Advisers’ financial information and insurance coverage. The Directors concluded that each Trading Adviser had substantial resources to provide services to the Fund.

The Directors considered the nature, extent, and quality of services to be provided by each Trading Adviser. The Directors also considered the fees payable to each Trading Adviser under the proposed Trading Advisory Agreements. In this regard, the Directors noted that the fees for the Trading Advisers were payable by Abbey Capital.

After reviewing the information regarding the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by the Trading Advisers, the Directors concluded that the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Trading Advisory Agreements should be approved for initial periods ending August 16, 2016 for Cantab and Harmonic and August 16, 2017 for Conquest.

Investment Adviser

Abbey Capital Limited

1-2 Cavendish Row

Dublin 1, Ireland

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ABB-SAR16

ALTAIR SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ALTAIR SMALLER COMPANIES FUND

Performance Data

February 29, 2016

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2016
	Six Months†	One Year	Since Inception*
Altair Smaller Companies Fund	-11.52%	-12.84%	-4.68%
Russell 2000® Index**	-10.16%	-14.97%	-2.81%

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2015, is 1.15% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small and micro-cap stocks, IPOs, special situations and illiquid securities all of which may be more volatile and less liquid.

1

ALTAIR SMALLER COMPANIES FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2015	February 29, 2016	During Period*
Actual	$1,000.00	$ 884.80	$5.39
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.77

*

Expenses equal to the Fund’s annualized six-month expense ratio of 1.15% for the Fund, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of -11.52%.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

February 29, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

Security Type/Sector	% of Net
Classification	Assets	Value

COMMON STOCKS:
Commercial Services	7.7%	$14,525,901
Retail	7.0	13,250,805
Banks	6.2	11,757,187
Computers	5.5	10,432,351
Software	5.0	9,539,569
Internet	4.1	7,815,543
Semiconductors	3.7	7,062,123
Telecommunications	3.6	6,838,295
Healthcare-Products	3.4	6,527,849
Diversified Financial Services	2.7	5,149,468
Pharmaceuticals	2.7	5,130,857
Food	2.5	4,737,673
Transportation	2.4	4,512,549
Insurance	2.4	4,506,869
Biotechnology	2.3	4,353,013
Electronics	2.2	4,195,523
REITS	2.1	3,915,128
Healthcare-Services	2.1	3,905,948
Building Materials	2.0	3,705,215
Miscellaneous Manufacturing	1.9	3,640,762
Oil & Gas	1.7	3,299,606
Aerospace/Defense	1.5	2,795,121
Chemicals	1.4	2,650,336
Entertainment	1.4	2,597,962
Electrical Components & Equipment	1.3	2,389,344
Auto Parts & Equipment	1.2	2,303,579
Home Furnishings	1.2	2,201,298
Engineering & Construction	1.1	2,131,081
Apparel	1.1	2,078,532
Machinery-Diversified	0.9	1,642,648
Beverages	0.8	1,478,989
Textiles	0.7	1,421,125

Security Type/Sector	% of Net
Classification	Assets	Value

Mining	0.7%	$1,408,500
Airlines	0.7	1,384,699
Savings & Loans	0.7	1,383,631
Oil & Gas Services	0.7	1,374,900
Metal Fabricate/Hardware	0.7	1,317,693
Lodging	0.6	1,226,355
Leisure Time	0.6	1,188,076
Gas	0.6	1,083,472
Housewares	0.6	1,069,109
Home Builders	0.6	1,045,781
Media	0.5	1,009,362
Household Products / Wares	0.5	927,266
Investment Companies	0.5	925,178
Environmental Control	0.3	559,421
Water	0.3	548,236
Packaging & Containers	0.3	512,402
Hand / Machine Tools	0.3	480,842
Real Estate	0.2	459,807
Office Furnishings	0.2	358,214
Electric	0.2	332,913
Distribution/Wholesale	0.1	281,246
Energy-Alternate Sources	0.1	264,721
Agriculture	0.1	170,421
Forest Products & Paper	0.1	152,187
Trucking & Leasing	0.0	82,000
Storage / Warehousing	0.0	76,448
Cosmetics/Personal Care	0.0	57,935
Iron / Steel	0.0	40,452
Advertising	0.0	12
Other Assets in Excess of Liabilities	4.0	7,531,339

NET ASSETS	100.0%	$189,744,867

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS - 96.0%

Advertising — 0.0%
Journal Media Group, Inc.	1	$12

Aerospace/Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc.*	21,240	329,857
Aerovironment, Inc.*	9,215	229,269
Cubic Corp.	15,447	542,808
Curtiss-Wright Corp.	2,004	141,462
HEICO Corp.	7,041	404,928
Kaman Corp.	2,787	122,461
KLX, Inc.*	26,764	749,124
Mantech International Corp., Class A	2,301	67,028
National Presto Industries, Inc.	728	59,259
Orbital ATK, Inc.	1,778	148,925

		2,795,121

Agriculture — 0.1%
Andersons, Inc., (The)	3,403	91,371
Universal Corp.	1,451	79,050

		170,421

Airlines — 0.7%
Allegiant Travel Co.	3,018	494,590
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	15,068	294,730
Hawaiian Holdings, Inc.	2,251	96,838
SkyWest, Inc.	27,620	498,541

		1,384,699

Apparel — 1.1%
Cherokee, Inc.*	17,492	297,714
G-III Apparel Group Ltd.*	3,260	171,965
Iconix Brand Group, Inc.*	6,117	53,218
Lakeland Industries, Inc.*	30,477	363,286
Oxford Industries, Inc.	1,003	72,848
Rocky Brands, Inc.	33,660	387,427
Skechers U.S.A. Inc., Class A*	6,336	208,581
Steven Madden Ltd.*	3,222	113,414
Superior Uniform Group, Inc.	17,022	302,140
Wolverine World Wide, Inc.	5,702	107,939

		2,078,532

Auto Parts & Equipment — 1.2%
Motorcar Parts Of America, Inc.*	40,025	1,380,862
Spartan Motors, Inc.	90,640	325,398
Standard Motor Products, Inc.	7,217	217,304
Superior Industries International, Inc.	2,532	50,007
Unique Fabricating, Inc.	30,613	330,008

		2,303,579

	Number
	of Shares	Value

Banks — 6.2%
1st Source Corp.	9,059	$275,850
American River Bankshares*	50,720	522,416
Atlantic Capital Bancshares, Inc.*	29,602	385,128
Bank Of Commerce Holdings	69,530	413,008
Bank Of The Ozarks, Inc.	7,794	294,925
BankUnited, Inc.	11,983	384,894
Banner Corp.	1,722	68,381
BBCN Bancorp, Inc.	8,040	115,052
BNC Bancorp	8,398	170,311
Boston Private Financial Holdings, Inc.	14,098	148,875
Cardinal Financial Corp.	1,613	31,066
Central Pacific Financial Corp.	1,574	31,370
City Holding Co.	4,208	185,447
CoBiz Financial, Inc.	19,947	216,425
Community Bank System, Inc.	1,997	73,949
CU Bancorp*	12,021	263,019
CVB Financial Corp.	8,715	135,344
Farmers National Banc Corp.	31,590	268,515
FCB Financial Holdings, Inc., Class A*	13,287	398,743
First BanCorp (Puerto Rico)*	46,257	123,969
First Citizens BancShares, Inc., Class A	899	210,483
First Commonwealth Financial Corp.	11,374	97,703
First Financial Bancorp	7,350	123,259
First Financial Bankshares, Inc.	6,581	173,804
Glacier Bancorp, Inc.	3,879	92,398
Home BancShares, Inc.	5,717	225,936
Horizon Bancorp In	14,300	346,060
Independent Bank Corp.	1,100	47,520
Live Oak Bancshares, Inc.	14,785	195,753
MB Financial, Inc.	6,569	200,486
MidSouth Bancorp, Inc.	35,260	241,178
National Penn Bancshares, Inc.	10,089	112,291
Northrim Bancorp, Inc.	9,450	228,501
Orrstown Financial Services, Inc.	23,350	410,726
Pacific Continental Corp.	34,600	534,224
Pacific Mercantile Bancorp*	79,400	550,242
Park Sterling Corp.	91,100	567,553
People’s Utah Bancorp	26,860	408,272
Premier Financial Bancorp, Inc.	35,740	553,970
PrivateBancorp, Inc.	2,852	97,995
S&T Bancorp, Inc.	2,081	52,483
Southside Bancshares, Inc.	4,193	98,200
Suffolk Bancorp	7,040	170,579
Texas Capital Bancshares, Inc.*	1,396	45,133

The accompanying notes are an integral part of the financial statements.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Banks — (Continued)
Tompkins Financial Corp.	1,660	$93,740
TrustCo Bank Corp.	17,124	98,805
UMB Financial Corp.	3,746	183,966
United Bankshares, Inc. Wv	5,281	185,046
United Community Banks, Inc.	3,164	54,769
Webster Financial Corp.	10,427	350,451
Western Alliance Bancorp*	13,667	406,183
Wilshire Bancorp, Inc.	9,430	92,791

		11,757,187

Beverages — 0.8%
DavidsTea, Inc. (Canada)*	16,068	167,911
Farmer Brothers Co.*	21,549	568,032
Primo Water Corp.*	50,847	473,386
Reed’s, Inc.*	53,398	269,660

		1,478,989

Biotechnology — 2.3%
Acorda Therapeutics, Inc.*	3,042	99,504
ANI Pharmaceuticals, Inc.*	656	21,687
Blueprint Medicines Corp.*	17,872	309,722
Cambrex Corp.*	1,146	44,201
Dermira, Inc.*	1,932	44,552
Dynavax Technologies Corp.*	8,404	135,472
Emergent BioSolutions, Inc.*	2,245	75,948
Exelixis, Inc.*	25,262	91,954
Five Prime Therapeutics, Inc.*	14,599	475,489
KemPharm, Inc.*	15,461	252,169
Ligand Pharmaceuticals, Inc.*	1,187	109,536
Loxo Oncology, Inc.*	18,225	342,448
MacroGenics, Inc.*	4,497	71,862
Medicines Co. (The)*	4,827	155,236
NeoGenomics, Inc.*	226,056	1,439,977
Otonomy, Inc.*	13,304	168,562
Pfenex, Inc.*	21,603	154,245
Repligen Corp.*	1,847	47,523
Second Sight Medical Products, Inc.*	21,064	107,848
Spectrum Pharmaceuticals, Inc.*	6,297	28,462
Sunesis Pharmaceuticals, Inc.*	84,894	63,670
Veracyte, Inc.*	17,113	112,946

		4,353,013

Building Materials — 2.0%
AAON, Inc.	2,382	59,074
Apogee Enterprises, Inc.	9,949	397,264
Aspen Aerogels, Inc.*	43,865	160,107
Drew Industries, Inc.	1,629	98,050
Gibraltar Industries, Inc.*	21,959	542,717
Griffon Corp.	24,086	357,918
Headwaters, Inc.*	4,288	75,555
LSI Industries, Inc.	18,167	196,204

	Number
	of Shares	Value

Building Materials — (Continued)
Patrick Industries, Inc.*	16,338	$721,976
PGT, Inc.*	14,825	146,619
Quanex Building Products Corp.	2,595	44,686
Simpson Manufacturing Co., Inc.	2,069	70,222
Summit Materials, Inc., Class A*	12,387	226,187
Trex Co., Inc.*	1,373	59,135
Universal Forest Products, Inc.	2,701	207,221
US Concrete, Inc.*	6,368	342,280

		3,705,215

Chemicals — 1.4%
A Schulman, Inc.	3,625	89,501
Aceto Corp.	6,735	144,466
Balchem Corp.	1,612	101,991
Chemours Co., (The)	13,402	68,752
Codexis, Inc.*	69,438	281,918
Hawkins, Inc.	7,480	239,210
HB Fuller Co.	4,743	182,558
Innophos Holdings, Inc.	2,039	59,090
KMG Chemicals, Inc.	18,310	392,750
Koppers Holdings, Inc.*	2,012	35,290
Kraton Performance Polymers, Inc.*	2,728	46,840
Landec Corp.*	86,599	873,784
Stepan Co.	2,701	134,186

		2,650,336

Commercial Services — 7.7%
ABM Industries, Inc.	3,179	99,821
AMN Healthcare Services, Inc.*	22,694	645,190
ARC Document Solutions, Inc.*	101,380	354,830
Barrett Business Services, Inc.	20,260	707,884
Booz Allen Hamilton Holding Corp.	14,035	387,366
Bright Horizons Family Solutions, Inc.*	5,436	344,479
Brink’s Co. (The)	7,542	220,603
Capella Education Co.	1,954	90,353
Cardtronics, Inc.*	1,985	66,934
CorVel Corp.*	1,091	45,266
CRA International, Inc.*	20,520	404,654
Cross Country Healthcare, Inc.*	25,740	319,433
Electro Rent Corp.	36,940	350,191
ExamWorks Group, Inc.*	4,429	128,884
Green Dot Corp., Class A*	4,948	102,226
Hackett Group, Inc. (The)	39,832	553,665
Healthcare Services Group, Inc.	12,881	457,018
HealthEquity, Inc.*	1,801	37,497
Heartland Payment Systems, Inc.	1,425	133,266

The accompanying notes are an integral part of the financial statements.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Commercial Services — (Continued)
Heidrick & Struggles
International, Inc.	5,696	$133,799
HMS Holdings Corp.*	9,256	121,902
INC Research Holdings, Inc., Class A*	9,254	367,199
Insperity, Inc.	20,063	952,792
Kelly Services, Inc., Class A	28,112	484,370
Korn/Ferry International	14,635	415,927
LendingTree, Inc.*	8,443	746,108
Liberty Tax, Inc.	16,450	279,321
Matthews International Corp., Class A	1,608	76,171
Medifast, Inc.	16,546	502,171
Monro Muffler Brake, Inc.	1,672	114,315
Navigant Consulting, Inc.*	3,071	46,618
Nord Anglia Education, Inc. (Cayman Islands)*	17,865	346,402
Nutrisystem, Inc.	9,156	186,325
NV5 Holdings, Inc.*	21,550	471,514
On Assignment, Inc.*	14,087	465,012
PAREXEL International Corp.*	2,105	123,542
Paylocity Holding Corp.*	6,987	206,955
PFSweb, Inc.*	59,585	769,838
Rent-A-Center, Inc.	5,965	76,173
Resources Connection, Inc.	1,044	14,480
ServiceSource International, Inc.*	95,527	387,840
SP Plus Corp.*	38,864	970,434
Strayer Education, Inc.*	779	35,156
TrueBlue, Inc.*	2,912	66,830
Viad Corp.	18,918	536,514
Weight Watchers International, Inc.*	15,177	178,633

		14,525,901

Computers — 5.5%
Astro-Med, Inc.	18,890	253,315
CACI International, Inc., Class A*	1,145	110,630
Computer Services, Inc.	16,069	577,841
Computer Task Group, Inc.	37,581	177,758
Cray, Inc.*	12,761	541,194
CSRA, Inc.	13,578	352,349
Datalink Corp.*	92,300	660,868
Digimarc Corp.*	10,621	321,498
Electronics For Imaging, Inc.*	1,897	75,140
Engility Holdings, Inc.*	2,262	32,822
ExlService Holdings, Inc.*	21,324	1,004,147
Globant S.A. (Luxembourg)*	21,306	657,290
Icad, Inc.*	58,343	260,793

	Number
	of Shares	Value

Computers — (Continued)
Insight Enterprises, Inc.*	1,472	$38,419
Kornit Digital Ltd. (Israel)*	22,805	264,538
Leidos Holdings, Inc.	7,370	318,531
Luxoft Holding, Inc. (Virgin Islands, British)*	2,547	129,286
Manhattan Associates, Inc.*	9,848	544,200
Mattersight Corp.*	27,189	137,576
MAXIMUS, Inc.	1,853	91,112
Maxwell Technologies, Inc.*	29,956	171,648
Mercury Systems, Inc.*	44,574	728,339
Mitek Systems, Inc.*	138,177	714,375
MTS Systems Corp.	1,657	91,052
Quantum Corp.*	435,170	221,937
Radisys Corp.*	233,730	603,023
Super Micro Computer, Inc.*	3,359	109,067
Sykes Enterprises, Inc.*	1,995	60,788
Synaptics, Inc.*	2,264	183,859
TeleTech Holdings, Inc.	3,501	96,978
Vocera Communications, Inc.*	47,431	656,919
Xplore Technologies Corp.*	61,112	245,059

		10,432,351

Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	2,289	57,935

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	529	38,950
Pool Corp.	2,106	169,049
ScanSource, Inc.*	1,959	73,247

		281,246

Diversified Financial Services — 2.7%
Blackhawk Network Holdings, Inc., Class B*	27,528	931,548
Encore Capital Group, Inc.*	1,854	43,105
Evercore Partners, Inc., Class A	8,855	413,263
Financial Engines, Inc.	2,244	54,754
FNFV Group*	101,573	1,032,997
Greenhill & Co., Inc.	3,628	83,662
Hennessy Advisors, Inc.	15,299	388,748
Interactive Brokers Group, Inc., Class A	3,063	104,663
Investment Technology Group, Inc.	3,420	62,654
JMP Group, LLC	46,300	231,500
MarketAxess Holdings, Inc.	5,907	699,743
Piper Jaffray Cos*	1,366	57,850
Silvercrest Asset Management Group, Inc., Class A	20,822	227,376
WageWorks, Inc.*	11,479	552,943
Westwood Holdings Group, Inc.	5,337	264,662

		5,149,468

The accompanying notes are an integral part of the financial statements.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Electric — 0.2%
ALLETE, Inc.	4,232	$224,381
Avista Corp.	1,395	52,731
El Paso Electric Co.	1,366	55,801

		332,913

Electrical Components & Equipment — 1.3%
Advanced Energy Industries, Inc.*	2,466	73,561
Encore Wire Corp.	1,956	70,690
EnerSys	3,171	162,863
Insteel Industries, Inc.	29,410	769,954
Littelfuse, Inc.	1,079	122,596
Powell Industries, Inc.	5,194	137,485
PowerSecure International, Inc.*	24,960	464,256
Research Frontiers, Inc.*	36,964	171,143
SL Industries, Inc.*	9,750	329,550
Universal Display Corp.*	1,826	87,246

		2,389,344

Electronics — 2.2%
Brady Corp., Class A	2,928	76,509
Coherent, Inc.*	5,080	429,768
ESCO Technologies, Inc.	1,022	36,475
FARO Technologies, Inc.*	1,733	55,543
FLIR Systems, Inc.	10,978	339,879
II-VI, Inc.*	3,812	83,673
IMAX Corp. (Canada)*	11,360	335,234
Itron, Inc.*	4,655	185,455
Ituran Location And Control Ltd. (Israel)	22,201	375,641
Methode Electronics, Inc.	1,987	56,769
Napco Security Technologies, Inc.*	51,481	320,212
Newport Corp.*	3,526	80,287
Plexus Corp.*	2,641	96,106
Rogers Corp.*	1,868	99,789
Sanmina Corp.*	6,648	136,949
TASER International, Inc.*	12,835	248,742
Tech Data Corp.*	8,290	583,699
ZAGG, Inc.*	62,840	654,793

		4,195,523

Energy-Alternate Sources — 0.1%
REX American Resources Corp.*	5,242	264,721

Engineering & Construction — 1.1%
Aegion Corp.*	5,582	101,090
Argan, Inc.	16,225	523,581
Comfort Systems Usa, Inc.	20,839	584,534
Dycom Industries, Inc.*	2,682	152,794
EMCOR Group, Inc.	4,741	217,470
Exponent, Inc.	1,390	64,899

	Number
	of Shares	Value

Engineering & Construction — (Continued)
MYR Group, Inc.*	3,312	$74,288
Sterling Construction Co., Inc.*	62,850	339,390
TopBuild Corp.*	2,707	73,035

		2,131,081

Entertainment — 1.4%
Carmike Cinemas, Inc.*	24,000	526,560
International Speedway Corp., Class A	28,578	985,655
Marriott Vacations Worldwide Corp.	828	50,135
Pinnacle Entertainment, Inc.*	3,069	88,725
Scientific Games Corp., Class A, Class A*	6,167	52,481
SeaWorld Entertainment, Inc.	49,442	894,406

		2,597,962

Environmental Control — 0.3%
Tetra Tech, Inc.	3,198	88,041
US Ecology, Inc.	12,740	471,380

		559,421

Food — 2.5%
B&G Foods, Inc.	4,803	166,136
Blue Buffalo Pet Products, Inc.*	21,785	398,666
Calavo Growers, Inc.	7,247	388,149
Cal-Maine Foods, Inc.	1,158	61,814
Darling Ingredients, Inc.*	8,943	80,576
Diamond Foods, Inc.*	1,830	68,735
Fresh Market, Inc. (The)*	41,630	960,404
Ingles Markets, Inc., Class A	17,096	576,648
J&J Snack Foods Corp.	681	75,448
John B Sanfilippo & Son, Inc.	4,403	306,449
Lifeway Foods, Inc.*	31,140	351,571
Sanderson Farms, Inc.	1,371	125,117
Smart & Final Stores, Inc.*	23,209	377,146
Snyder’s-Lance, Inc.	3,587	117,331
SpartanNash Co.	1,510	41,449
United Natural Foods, Inc.*	13,740	424,016
Village Super Market, Inc., Class A	8,224	218,018

		4,737,673

Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	1,300	52,871
Neenah Paper, Inc.	743	44,996
PH Glatfelter Co.	2,957	54,320

		152,187

Gas — 0.6%
Laclede Group, Inc. (The)	5,337	349,680
New Jersey Resources Corp.	2,340	81,011
Northwest Natural Gas Co.	2,390	119,237

The accompanying notes are an integral part of the financial statements.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Gas — (Continued)
Piedmont Natural Gas Co., Inc.	5,397	$320,636
South Jersey Industries, Inc.	4,502	114,576
Southwest Gas Corp.	1,612	98,332

		1,083,472

Hand / Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,615	48,208
Hardinge, Inc.	48,830	432,634

		480,842

Healthcare-Products — 3.4%
ABIOMED, Inc.*	1,897	151,779
Affymetrix, Inc.*	7,183	100,849
Alpha Pro Tech Ltd.*	118,190	196,195
Analogic Corp.	569	42,664
AtriCure, Inc.*	30,475	504,971
Avinger, Inc.*	21,299	328,644
Cantel Medical Corp.	1,814	115,425
Cerus Corp.*	67,233	329,442
ConforMIS, Inc.*	14,921	135,930
CONMED Corp.	935	37,157
Cynosure, Inc., Class A*	1,507	61,290
Digirad Corp.	73,503	382,951
Entellus Medical, Inc.*	11,452	183,347
Glaukos Corp.*	12,434	204,664
Greatbatch, Inc.*	1,240	46,872
Haemonetics Corp.*	2,669	85,622
ICU Medical, Inc.*	578	53,118
Integra LifeSciences Holdings Corp.*	1,544	94,740
Intersect ENT, Inc.*	6,356	114,916
Invacare Corp.	2,648	32,067
Invuity, Inc.*	15,055	110,353
K2M Group Holdings, Inc.*	6,168	73,029
LeMaitre Vascular, Inc.	37,079	546,174
Luminex Corp.*	1,882	35,156
Masimo Corp.*	3,409	128,997
Meridian Bioscience, Inc.	4,835	97,425
Merit Medical Systems, Inc.*	2,635	49,564
MiMedx Group, Inc.*	7,347	60,466
NanoString Technologies, Inc.*	27,194	327,416
Natus Medical, Inc.*	1,325	48,124
NuVasive, Inc.*	2,621	109,558
TransEnterix, Inc.*	28,525	91,565
Trinity Biotech PLC, SP ADR (Ireland)*	33,750	331,088
Vascular Solutions, Inc.*	6,566	197,374
West Pharmaceutical Services, Inc.	10,498	651,086
Zeltiq Aesthetics, Inc.*	20,314	467,831

		6,527,849

	Number
	of Shares	Value

Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.*	3,107	$172,159
Addus HomeCare Corp.*	14,807	336,119
Air Methods Corp.*	19,189	697,136
Almost Family, Inc.*	9,240	348,902
Amedisys, Inc.*	2,217	81,453
Amsurg Corp.*	8,140	553,927
Cancer Genetics, Inc.*	5,100	11,220
Chemed Corp.	621	79,798
Ensign Group, Inc. (The)	1,860	38,149
Kindred Healthcare, Inc.	3,115	32,739
LHC Group, Inc.*	12,276	437,394
Magellan Health, Inc.*	1,789	112,680
Molina Healthcare, Inc.*	2,020	125,321
Providence Service Corp. (The)*	927	44,042
Psychemedics Corp.	24,410	309,275
Surgical Care Affiliates, Inc.*	12,969	525,634

		3,905,948

Home Builders — 0.6%
Cavco Industries, Inc.*	6,379	517,592
Installed Building Products, Inc.*	7,682	171,616
Meritage Homes Corp.*	1,017	33,022
UCP, Inc., Class A*	37,040	225,574
Winnebago Industries, Inc.	5,231	97,977

		1,045,781

Home Furnishings — 1.2%
American Woodmark Corp.*	10,190	695,875
Daktronics, Inc.	17,890	126,482
Ethan Allen Interiors, Inc.	1,908	54,435
Hooker Furniture Corp.	17,394	555,216
iRobot Corp.*	968	30,337
La-Z-Boy, Inc.	2,225	54,179
Skullcandy, Inc.*	56,701	200,722
Universal Electronics, Inc.*	9,109	484,052

		2,201,298

Household Products / Wares — 0.5%
Acme United Corp.	16,512	252,303
SodaStream International Ltd. (Israel)*	31,070	463,875
Tumi Holdings, Inc.*	5,247	103,628
WD-40 Co.	995	107,460

		927,266

Housewares — 0.6%
Lifetime Brands, Inc.	39,860	476,726
Scotts Miracle-Gro Co., (The) Class A	5,495	379,265
Toro Co. (The)	2,674	213,118

		1,069,109

The accompanying notes are an integral part of the financial statements.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Insurance — 2.4%
Allied World Assurance Co. Holdings AG (Switzerland)	18,360	$594,680
American National Insurance Co.	5,650	574,436
Atlas Financial Holdings, Inc. (Cayman Islands)*	19,780	355,447
Conifer Holdings, Inc.*	56,820	355,125
eHealth, Inc.*	30,538	308,128
Employers Holdings, Inc.	3,729	103,517
HCI Group, Inc.	2,125	74,672
Horace Mann Educators Corp.	2,570	79,182
Infinity Property & Casualty Corp.	1,164	87,021
ProAssurance Corp.	2,565	126,480
RLI Corp.	1,478	92,774
Safety Insurance Group, Inc.	1,077	59,569
Selective Insurance Group, Inc.	3,866	129,820
Universal Insurance Holdings, Inc.	2,126	41,500
White Mountains Insurance Group Ltd. (Bermuda)	1,988	1,524,518

		4,506,869

Internet — 4.1%
8X8, Inc.*	62,288	724,409
Autobytel, Inc.*	20,079	385,517
Boingo Wireless, Inc.*	36,557	262,114
ePlus, Inc.*	8,508	638,866
HealthStream, Inc.*	15,564	321,708
j2 Global, Inc.	2,243	163,918
magicJack VocalTec Ltd. (Israel)*	64,520	498,094
Marketo, Inc.*	8,173	137,879
Match Group, Inc.*	24,532	267,153
NIC, Inc.	3,334	58,645
Q2 Holdings, Inc.*	8,532	172,944
Quinstreet, Inc.*	39,325	116,795
Quotient Technology, Inc.*	24,377	212,080
Reis, Inc.	17,428	386,379
Rightside Group Ltd.*	23,261	198,649
RingCentral, Inc., Class A*	45,707	845,579
Shopify, Inc., Class A (Canada)*	19,382	433,769
Stamps.Com, Inc.*	8,398	995,415
TheStreet, Inc.	93,918	84,526
WebMD Health Corp.*	6,749	374,300
Zendesk, Inc.*	19,565	358,040
Zix Corp.*	44,803	178,764

		7,815,543

Investment Companies — 0.5%
Acacia Research Corp.	81,290	256,876
Capital Southwest Corp.	27,931	391,034

	Number
	of Shares	Value

Investment Companies — (Continued)
PennantPark Floating Rate Capital Ltd.	24,537	$277,268

		925,178

Iron / Steel — 0.0%
AK Steel Holding Corp.*	14,144	40,452

Leisure Time — 0.6%
Arctic Cat, Inc.	11,240	196,475
Callaway Golf Co.	4,678	41,587
MCBC Holdings, Inc.*	13,298	176,597
Nautilus, Inc.*	18,421	311,131
Planet Fitness, Inc., Class A*	32,260	462,286

		1,188,076

Lodging — 0.6%
Belmond Ltd., Class A (Bermuda)*	10,812	99,362
Boyd Gaming Corp.*	4,776	82,720
Interval Leisure Group, Inc.	4,210	54,519
Marcus Corp. (The)	15,513	289,783
Monarch Casino & Resort, Inc.*	19,659	395,539
Red Lion Hotels Corp.*	41,251	304,432

		1,226,355

Machinery-Diversified — 0.9%
Albany International Corp., Class A	934	34,203
Applied Industrial Technologies, Inc.	1,045	40,232
Briggs & Stratton Corp.	4,802	102,139
Chart Industries, Inc.*	1,709	34,471
Columbus Mckinnon Corp.	15,570	215,644
Hurco Cos, Inc.	15,620	405,339
Manitex International, Inc.*	50,080	255,408
SPX FLOW, Inc.*	10,543	197,470
Tennant Co.	948	44,120
Twin Disc, Inc.	36,090	313,622

		1,642,648

Media — 0.5%
EW Scripps Co., Class A (The),Class A	3,165	54,628
Gannett Co., Inc.	9,737	148,587
Gray Television, Inc.*	25,244	291,316
Scholastic Corp.	1,251	43,823
Tribune Media Co., Class A	13,120	471,008

		1,009,362

Metal Fabricate/Hardware — 0.7%
CIRCOR International, Inc.	889	35,640
Dynamic Materials Corp.	75,009	414,800
Lawson Products, Inc.*	5,049	81,996
Mueller Industries, Inc.	4,223	110,727

The accompanying notes are an integral part of the financial statements.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Metal Fabricate/Hardware — (Continued)
NN, Inc.	24,930	$316,112
Northwest Pipe Co.*	32,650	336,295
TimkenSteel Corp.	2,862	22,123

		1,317,693

Mining — 0.7%
A-Mark Precious Metals, Inc.	22,692	493,097
Century Aluminum Co.*	22,999	164,443
Kaiser Aluminum Corp.	1,268	97,141
Materion Corp.	1,920	50,074
Stillwater Mining Co.*	8,970	75,258
United States Lime & Minerals, Inc.	5,566	296,000
US Silica Holdings, Inc.	12,115	232,487

		1,408,500

Miscellaneous Manufacturing — 1.9%
Actuant Corp., Class A	4,632	108,435
Blount International, Inc.*	75,360	730,992
EnPro Industries, Inc.	2,498	129,596
Fabrinet (Cayman Islands)*	33,579	958,680
Federal Signal Corp.	4,299	50,986
Harsco Corp.	5,317	20,151
Hexcel Corp.	4,288	177,223
Hillenbrand, Inc.	2,960	83,235
John Bean Technologies Corp.	2,493	131,132
Lydall, Inc.*	20,485	593,041
Smith & Wesson Holding Corp.*	21,427	543,389
Sturm Ruger & Co., Inc.	1,620	113,902

		3,640,762

Office Furnishings — 0.2%
Interface, Inc.	5,654	89,899
Kimball International, Inc., Class B	25,481	268,315

		358,214

Oil & Gas — 1.7%
Atwood Oceanics, Inc.	28,400	195,392
Energen Corp.	4,220	111,746
Evolution Petroleum Corp.	80,461	347,592
Gran Tierra Energy, Inc.*	118,870	282,911
Murphy USA, Inc.*	11,999	764,216
Par Pacific Holdings, Inc.*	3,679	72,476
Parsley Energy, Inc., Class A*	23,358	429,320
PBF Energy, Inc., Class A	11,330	342,166
PDC Energy, Inc.*	9,963	499,246
QEP Resources, Inc.	26,080	254,541

		3,299,606

Oil & Gas Services — 0.7%
Bristow Group, Inc.	6,476	98,500
CARBO Ceramics, Inc.	1,765	35,282

	Number
	of Shares	Value

Oil & Gas Services — (Continued)
Dawson Geophysical Co.*	58,588	$199,785
Flotek Industries, Inc.*	2,953	21,498
Helix Energy Solutions Group, Inc.*	17,356	67,688
Matrix Service Co.*	2,352	43,253
Natural Gas Services Group, Inc.*	29,364	530,314
Newpark Resources, Inc.*	16,065	59,922
PHI, Inc., Non Voting Shares*	6,007	109,568
Profire Energy, Inc.*	178,490	140,365
TETRA Technologies, Inc.*	13,636	68,725

		1,374,900

Packaging & Containers — 0.3%
AEP Industries, Inc.	6,510	512,402

Pharmaceuticals — 2.7%
ACADIA Pharmaceuticals, Inc.*	1,406	24,268
Akorn, Inc.*	13,520	359,497
Anika Therapeutics, Inc.*	1,077	48,605
Chiasma, Inc.*	18,020	177,857
Depomed, Inc.*	2,634	40,248
DexCom, Inc.*	3,074	199,994
Diplomat Pharmacy, Inc.*	11,167	397,769
Enanta Pharmaceuticals, Inc.*	1,236	35,090
Flexion Therapeutics, Inc.*	20,820	196,853
Foamix Pharmaceuticals Ltd. (Israel)*	39,112	224,112
Global Blood Therapeutics, Inc.*	7,560	112,871
Heron Therapeutics, Inc.*	4,535	72,016
Impax Laboratories, Inc.*	13,204	431,639
Imprimis Pharmaceuticals, Inc.*	28,859	117,745
Intra-Cellular Therapies, Inc.*	6,524	183,455
Lannett Co., Inc.*	3,109	78,222
Mirati Therapeutics, Inc.*	7,827	165,071
MyoKardia, Inc.*	17,894	127,047
Nektar Therapeutics*	7,708	86,098
Neogen Corp.*	2,076	102,243
Nevro Corp.*	4,686	269,914
PharMerica Corp.*	2,116	48,901
PRA Health Sciences, Inc.*	5,704	246,242
Premier, Inc., Class A*	10,422	338,923
Prestige Brands Holdings, Inc.*	4,121	201,517
Revance Therapeutics, Inc.*	4,702	83,155
Sagent Pharmaceuticals, Inc.*	3,432	48,666
Sorrento Therapeutics, Inc.*	23,105	139,554
Supernus Pharmaceuticals, Inc.*	16,350	205,029
uniQure NV (Netherlands)*	18,765	263,273
Vitae Pharmaceuticals, Inc.*	11,626	104,983

		5,130,857

The accompanying notes are an integral part of the financial statements.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Real Estate — 0.2%
Farmland Partners, Inc.	27,757	$304,217
HFF, Inc., Class A	1,536	38,446
Marcus & Millichap, Inc.*	5,160	115,016
RMR Group, Inc., (The) Class A*	94	2,128

		459,807

REITS — 2.1%
Acadia Realty Trust	3,764	124,400
Agree Realty Corp.	1,641	60,799
American Assets Trust, Inc.	1,089	40,391
CareTrust REIT, Inc.	2,618	29,819
Cedar Realty Trust, Inc.	15,667	107,006
Chesapeake Lodging Trust	6,794	172,636
CoreSite Realty Corp.	1,355	87,343
Cousins Properties, Inc.	17,427	150,918
DiamondRock Hospitality Co.	8,105	72,134
EastGroup Properties, Inc.	2,590	140,456
GEO Group, Inc. (The)	27,262	791,688
Getty Realty Corp.	5,174	94,107
Government Properties Income Trust	6,612	98,122
Healthcare Realty Trust, Inc.	7,137	207,044
Inland Real Estate Corp.	6,533	69,250
Kite Realty Group Trust	4,619	124,343
Lexington Realty Trust	12,112	93,747
LTC Properties, Inc.	3,774	167,717
Medical Properties Trust, Inc.	7,925	91,692
National Storage Affiliates Trust	10,063	182,040
Parkway Properties, Inc.	5,402	72,333
Post Properties, Inc.	2,005	111,739
PS Business Parks, Inc.	1,242	114,028
Retail Opportunity Investments Corp.	3,666	67,381
Sabra Health Care REIT, Inc.	8,635	171,966
Sovran Self Storage, Inc.	1,313	139,756
Summit Hotel Properties, Inc.	6,963	75,270
Universal Health Realty Income Trust	3,063	158,786
Urstadt Biddle Properties, Inc.,
Class A	4,968	98,217

		3,915,128

Retail — 7.0%
Asbury Automotive Group, Inc.*	1,247	72,825
Barnes & Noble Education, Inc.*	3,876	41,396
Barnes & Noble, Inc.	8,365	81,140
Big 5 Sporting Goods Corp.	72,629	995,017
Biglari Holdings, Inc.*	1,956	721,216
BJ’s Restaurants, Inc.*	1,180	52,014
Bloomin’ Brands, Inc.	28,260	488,615
Bob Evans Farms, Inc.	2,128	91,312

	Number
	of Shares	Value

Retail — (Continued)
Boot Barn Holdings, Inc.*	14,560	$147,930
Buffalo Wild Wings, Inc.*	633	100,425
Build-A-Bear Workshop, Inc.*	40,180	573,770
Burlington Stores, Inc.*	6,868	385,020
Carrols Restaurant Group, Inc.*	30,657	406,818
Casey’s General Stores, Inc.	4,833	510,220
Children’s Place, Inc. (The)	1,027	69,980
Chuy’s Holdings, Inc.*	28,981	928,551
Cracker Barrel Old Country Store, Inc.	790	116,959
Del Taco Restaurants, Inc.*	13,696	148,328
Duluth Holdings, Inc.*	16,165	267,531
Express, Inc.*	4,151	71,522
Finish Line, Inc. (The), Class A	5,591	101,868
First Cash Financial Services, Inc.	2,930	123,558
Five Below, Inc.*	3,696	141,742
Francesca’s Holdings Corp.*	23,185	419,185
Fred’s, Inc., Class A	3,725	53,230
Genesco, Inc.*	1,453	95,869
Good Times Restaurants, Inc.*	28,763	121,955
Gordmans Stores, Inc.*	145,330	342,979
Hibbett Sports, Inc.*	2,854	101,317
J Alexander’s Holdings, Inc.*	27,046	280,737
Jack In The Box, Inc.	989	67,994
Kona Grill, Inc.*	40,054	593,600
Lithia Motors, Inc., Class A	1,218	112,933
Lumber Liquidators Holdings, Inc.*	2,679	30,353
MarineMax, Inc.*	50,238	891,222
Movado Group, Inc.	1,906	55,674
Papa John’s International, Inc	1,043	60,650
PC Connection, Inc.	23,240	575,655
PCM, Inc.*	44,520	336,571
Potbelly Corp.*	12,546	157,452
Red Robin Gourmet Burgers, Inc.*	489	31,834
Regis Corp.*	5,388	77,210
Ruby Tuesday, Inc.*	9,220	48,774
Ruth’s Hospitality Group, Inc.	3,265	57,366
Sonic Automotive, Inc., Class A	4,042	77,404
Sonic Corp.	2,263	66,464
Sportsman’s Warehouse Holdings, Inc.*	19,693	255,418
Stage Stores, Inc.	40,100	336,840
Stein Mart, Inc.	5,434	40,266
Texas Roadhouse, Inc.	14,219	593,074
Tile Shop Holdings, Inc.*	11,124	140,385
TravelCenters of America, LLC*	18,593	160,458
Vera Bradley, Inc.*	9,316	154,925

The accompanying notes are an integral part of the financial statements.

11

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Retail — (Continued)
Vitamin Shoppe, Inc.*	1,957	$53,994
Xcel Brands, Inc.*	21,301	114,386
Zumiez, Inc.*	5,173	106,874

		13,250,805

Savings & Loans — 0.7%
Astoria Financial Corp.	5,686	84,665
Banc Of California, Inc.	19,280	295,562
Brookline Bancorp, Inc.	9,875	103,786
Dime Community Bancshares, Inc.	8,292	141,213
Meta Financial Group, Inc.	6,990	289,316
Sterling Bancorp	32,553	469,089

		1,383,631

Semiconductors — 3.7%
Amtech Systems, Inc.*	59,290	302,379
AXT, Inc.*	124,580	312,696
Cavium, Inc.*	3,086	183,586
CEVA, Inc.*	29,804	584,456
Cirrus Logic, Inc.*	3,525	124,186
Cohu, Inc.	44,200	504,322
GigOptix, Inc.*	217,630	565,838
Inphi Corp.*	27,494	695,598
Kulicke & Soffa Industries, Inc.*	6,419	72,535
M/A-COM Technology Solutions Holdings, Inc.*	14,076	533,480
Magnachip Semiconductor Corp.*	35,659	186,497
Microsemi Corp.*	4,990	172,804
MKS Instruments, Inc.	1,371	45,106
Monolithic Power Systems, Inc.	8,123	479,744
Power Integrations, Inc.	3,164	145,006
QLogic Corp.*	5,793	74,672
Rambus, Inc.*	4,356	56,759
Rovi Corp.*	7,248	165,109
Rubicon Tech., Inc.*	65,900	63,126
Rudolph Technologies, Inc.*	56,571	733,160
Semtech Corp.*	5,218	99,977
Silicon Motion Technology Corp., ADR (Cayman Islands)	9,001	303,244
Tessera Technologies, Inc.	1,105	32,575
Ultra Clean Holdings, Inc.*	99,470	520,228
Ultratech, Inc.*	2,172	44,048
Veeco Instruments, Inc.*	3,288	60,992

		7,062,123

Software — 5.0%
Amber Road, Inc.*	37,400	172,040
American Software, Inc., Class A	29,780	279,932
Apigee Corp.*	24,014	140,482
Blackbaud, Inc.	8,270	467,503

	Number
	of Shares	Value

Software — (Continued)
Bottomline Technologies, Inc.*	2,391	$67,450
BroadSoft, Inc.*	12,175	449,136
Callidus Software, Inc.*	38,823	533,040
Computer Programs & Systems, Inc.	496	28,103
CSG Systems International, Inc.	26,850	1,019,226
Ebix, Inc.	2,006	74,282
Evolent Health, Inc., Class A*	23,479	235,964
HubSpot, Inc.*	10,958	456,510
inContact, Inc.*	20,886	193,613
InnerWorkings, Inc.*	72,560	499,213
Instructure, Inc.*	11,660	166,738
Interactive Intelligence Group, Inc.*	6,155	184,219
MAM Software Group, Inc.*	3,319	18,454
Medidata Solutions, Inc.*	2,838	97,911
MicroStrategy, Inc., Class A*	396	63,712
Model N, Inc.*	25,229	260,363
Monotype Imaging Holdings, Inc.	2,407	57,142
Omnicell, Inc.*	1,885	51,592
Paycom Software, Inc.*	8,178	260,715
Press Ganey Holdings, Inc.*	11,983	316,112
Progress Software Corp.*	3,196	80,603
Proofpoint, Inc.*	12,191	571,026
QAD, Inc., Class A	13,177	257,874
Quality Systems, Inc.	5,530	85,991
Rackspace Hosting, Inc.*	26,620	573,129
SharpSpring, Inc.*	25,968	86,993
Simulations Plus, Inc.	55,587	531,968
Synchronoss Technologies, Inc.*	2,561	71,734
SYNNEX Corp.	1,652	155,338
Take-Two Interactive Software, Inc.*	15,644	563,028
Tyler Technologies, Inc.*	2,546	306,335
Xactly Corp.*	27,948	162,098

		9,539,569

Storage / Warehousing — 0.0%
Mobile Mini, Inc.	2,660	76,448

Telecommunications — 3.6%
ADTRAN, Inc.	5,633	105,393
Anixter International, Inc.*	1,549	66,344
Atlantic Tele-Network, Inc.	952	68,487
CalAmp Corp.*	22,352	408,595
Ciena Corp.*	18,417	377,548
Cincinnati Bell, Inc.*	13,236	45,797
Comtech Telecommunications Corp.	1,245	25,585
General Communication, Inc., Class A*	4,528	86,440

The accompanying notes are an integral part of the financial statements.

12

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Telecommunications — (Continued)
Gigamon, Inc.*	25,185	$689,313
GTT Communications, Inc.*	17,086	252,531
Infinera Corp.*	23,988	376,372
Inteliquent, Inc.	27,834	473,735
Iridium Communications, Inc.*	9,628	66,722
Ixia*	6,177	70,480
LogMeIn, Inc.*	1,382	70,344
NETGEAR, Inc.*	2,616	103,358
NeuStar, Inc., Class A*	20,260	503,866
Oclaro, Inc.*	47,692	234,168
ORBCOMM, Inc.*	87,595	763,828
Ruckus Wireless, Inc.*	5,705	55,224
ShoreTel, Inc.*	45,481	336,105
Sonus Networks, Inc.*	38,268	298,108
Telephone & Data Systems, Inc.	30,073	803,551
TESSCO Technologies, Inc.	13,895	243,162
ViaSat, Inc.*	2,176	158,870
Viavi Solutions, Inc.*	23,640	154,369

		6,838,295

Textiles — 0.7%
G&K Services, Inc., Class A	693	45,946
UniFirst Corp.	13,046	1,375,179

		1,421,125

Transportation — 2.4%
Air Transport Services Group, Inc.*	78,409	905,624
ArcBest Corp.	2,405	47,066
Atlas Air Worldwide Holdings, Inc.*	880	31,865
CAI International, Inc.*	50,360	391,297
Covenant Transportation Group, Inc., Class A*	8,379	185,679
Echo Global Logistics, Inc.*	11,488	293,059
Forward Air Corp.	15,022	611,696

	Number
	of Shares	Value

Transportation — (Continued)
Heartland Express, Inc.	8,734	$160,706
Knight Transportation, Inc.	3,275	79,353
Marten Transport Ltd.	22,386	367,130
Matson, Inc.	2,740	109,847
Old Dominion Freight Line, Inc.*	6,563	423,707
PAM Transportation Services, Inc.*	15,150	432,836
Roadrunner Transportation Systems, Inc.*	3,714	43,305
Saia, Inc.*	4,008	105,210
Swift Transportation Co.*	19,024	324,169

		4,512,549

Trucking & Leasing — 0.0%
Greenbrier Cos, Inc., (The)	3,222	82,000

Water — 0.3%
American States Water Co.	2,811	119,214
PICO Holdings, Inc.*	50,178	429,022

		548,236

TOTAL COMMON STOCKS (Cost $184,996,855)		182,213,528

TOTAL INVESTMENTS - 96.0% (Cost $184,996,855)		182,213,528

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		7,531,339

NET ASSETS - 100.0%		$189,744,867

* Non-income producing security.
ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

13

ALTAIR SMALLER COMPANIES FUND

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

ASSETS
Investments, at value (Cost $184,996,855)	$182,213,528
Cash	6,429,907
Receivables for:
Investments sold	4,627,936
Capital shares sold	208,509
Dividends	93,892
Prepaid expenses	15,307

Total assets	193,589,079

LIABILITIES
Payables for:
Investments purchased	3,381,039
Capital shares redeemed	182,651
Investment sub-advisory fees	133,307
Administration and accounting services fees	55,688
Custodian fees	7,889
Transfer agent fees	3,915
Other accrued expenses and liabilities	79,723

Total liabilities	3,844,212

Net Assets	$189,744,867

NET ASSETS CONSISTS OF
Par value	$20,253
Paid-in capital	206,227,193
Accumulated net investment loss	(906,064)
Accumulated net realized loss from investments	(12,813,201)
Net unrealized depreciation on investments and foreign currency	(2,783,314)

Net Assets	$189,744,867

CAPITAL SHARES:
Net Assets	$189,744,867

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	20,253,050

Net asset value, offering and redemption price per share	$9.37

The accompanying notes are an integral part of the financial statements.

14

ALTAIR SMALLER COMPANIES FUND

Statement of Operations

For The Six Months Ended February 29, 2016

(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,691)	$849,872

Total investment income	849,872

EXPENSES
Sub-Advisory fees (Note 2)	849,535
Administration and accounting services fees (Note 2)	102,110
Custodian fees (Note 2)	79,236
Transfer agent fees (Note 2)	27,810
Registration and filing fees	25,948
Legal fees	19,798
Printing and shareholder reporting fees.	12,273
Directors’ and officers’ fees	11,902
Audit fees	8,888
Other expenses	12,045

Total expenses	1,149,545

Net investment loss	(299,673)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from:
Investments	(10,327,517)
Net change in unrealized appreciation/(depreciation) on:
Investments	(13,411,179)
Foreign currency translation	(29)

Net realized and unrealized loss on investments	(23,738,725)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,038,398)

The accompanying notes are an integral part of the financial statements.

15

ALTAIR SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Period Ended August 31, 2015(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(299,673)	$(673,104)
Net realized loss from investments	(10,327,517)	(2,483,676)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(13,411,208)	10,627,894

Net increase/(decrease) in net assets resulting from operations	(24,038,398)	7,471,114

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized capital gains:	(2,013)	—

Net decrease in net assets from dividends and distributions to shareholders	(2,013)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,751,405	213,199,410
Reinvestment of distributions	1,857	—
Shares redeemed	(8,902,327)	(7,736,181)

Net increase in net assets from capital share transactions	850,935	205,463,229

Total increase/decrease in net assets	(23,189,476)	212,934,343

NET ASSETS
Beginning of period	212,934,343	—

End of period	$189,744,867	$212,934,343

Accumulated net investment loss, end of period	$(906,064)	$(606,391)

SHARE TRANSACTIONS:
Shares sold	1,014,310	20,816,801
Shares reinvested	180	—
Shares redeemed	(871,490)	(706,751)

Net increase in shares	143,000	20,110,050

(1)	The Fund commenced operations on October 21, 2014.

The accompanying notes are an integral part of the financial statements.

16

ALTAIR SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative period. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Period October 21, 2014(1) to August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$10.00

Net investment loss(2)	(0.01)		(0.04)
Net realized and unrealized loss from investments	(1.21)		0.63

Net increase/(decrease) in net assets resulting from operations	(1.22)		0.59

Dividends and distributions to shareholders from:
Net realized gains	—	(3)	—

Total dividends and distributions to shareholders	—		—

Net asset value, end of period	$9.37		$10.59

Total investment return(4)	(11.52	)%(5)	5.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,745		$212,934
Ratio of expenses to average net assets	1.15	%(6)	1.15	%(6)
Ratio of net investment loss to average net assets	(0.30	)%(6)	(0.41	)%(6)
Portfolio turnover rate	57	%(5)	95	%(5)

(1)	Commencement of operations.
(2)	Calculated based on average shares outstanding for the period. (3) Amount represent less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements

February 29, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Altair Smaller Companies Fund (the “Fund”), which commenced operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at February 29,	Quoted	Observable	Unobservable
	2016	Price	Inputs	Inputs
Investments in Securities*	$182,213,528	$182,213,528	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund

19

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains (including net short-term capital gains), if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Altair Advisers LLC (“Altair” or the “Adviser”) serves as the Fund’s investment adviser. Aperio Group, LLC, Driehaus Capital Management LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital LLC and River Road Asset Management, LLC each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Company’s Board of Directors (the “Board”). The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. For their services, each Sub-Adviser is entitled to receive a fee based upon a percentage of the Fund’s average daily net assets, which will be paid by the Fund and not by the Adviser. However, in no event will the total sub-advisory fees exceed the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended February 29, 2016, collectively, the Sub-Advisers earned fees of $849,535 or an annualized rate of 0.85%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

20

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The Adviser had previously contractually agreed to reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeded 1.35% of the average daily net assets of the Fund. In determining the Adviser’s obligation to reimburse expenses, the following expenses were not taken into account: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes. This contractual limitation was in effect until October 20, 2015 and is no longer in effect. For the six months ended February 29, 2016, the Adviser earned no fees and did not waive or reimburse any fees.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the six months ended February 29, 2016 was $7,896. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,693 in officer fees.

4. Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$111,435,621	$111,704,072

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

As of February 29, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$184,996,855

Gross unrealized appreciation	$16,058,618
Gross unrealized depreciation	(18,841,945)

Net unrealized depreciation	$(2,783,327)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized	Qualified Late-Year
Ordinary Income	Long-Term Gains	Appreciation	Losses
$ —	$1,998	$9,733,451	$(2,197,617)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the period ended August 31, 2015.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2015, the fund elected to defer $606,391 of ordinary losses and $1,591,226 of short-term capital losses. These losses will be recognized for federal income tax purposes as occurring on September 1, 2015.

For the fiscal year ended August 31, 2015, the Fund deferred to September 1, 2015, the following losses:

Late-Year	Short-Term	Long-Term
Ordinary	Capital	Capital
Loss Deferral	Loss Deferral	Loss Deferral
$606,391	$1,591,226	$—

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Fund did not have any capital loss carryforwards.

22

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Concluded)

February 29, 2016

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

ALTAIR SMALLER COMPANIES FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

24

Investment Adviser

Altair Advisers LLC

303 West Madison Street

Chicago, IL 60606

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

ALT-SAR16

BOGLE INVESTMENT MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2016

(UNAUDITED)

Fellow Shareholder:

For the most recent semiannual reporting period ended February 29, 2016, the Bogle Investment Management Small Cap Growth Fund (the “Fund”) Investor shares returned -12.22% and the Institutional shares returned -12.17%, both net of fees, underperforming the Fund’s benchmark, the unmanaged Russell 2000® Index of small cap stocks (the “Benchmark”), which returned -10.16%. The Fund’s periodic annualized returns are shown in the chart below. The balance of this letter covers the market environment, performance attribution, Fund characteristics, and a discussion of some of the business and investment philosophies at Bogle Investment Management, L.P.

All Fund returns are presented net of fees and include the reinvestment of all dividends and other earnings. Multi-year period returns are annualized. Returns shown represent past performance and do not guarantee future results. Current performance may be lower or higher than the returns shown above. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns current to the most recent month-end may be obtained at 1-877-264-5346. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence.

Indexes are unmanaged and it is not possible to invest directly in an index.

The Fund’s investment adviser, Bogle Investment Management, L.P., has contractually agreed to waive advisory fees and/or reimburse expenses through December 31, 2016 to the extent that total annual Fund operating expenses (excluding certain items) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. The Adviser, in its discretion, has the right to extend this waiver. The total expense ratios for the Institutional Class and Investor Class, as stated in the current prospectus dated December 31, 2015, are 1.35% and 1.45%, respectively.

Market Environment. U.S. equity markets declined over the six-month period ended February 29, 2016, amid declining commodity prices, concern about economic conditions in China, and the likelihood of increased U.S. interest rates. Market volatility, as measured by the VIX® Index of implied, expected volatility, was higher during the period than we have seen in a few years, and as is typically the case during market declines. Returns of U.S. small cap equity stocks were fairly volatile during the period, with the Benchmark either rising or falling more than 3% in five of the six months, including January when the Benchmark dropped by almost 9%.

1

As is common during market drawdowns, investors favored more stable larger cap stocks over the semiannual reporting period with the large cap Russell 1000® Index returning -2.03% compared to the small cap Benchmark return of -10.16%. Investors also favored value stocks over growth stocks for much of the semiannual period with the Russell 2000® Value Index declining -6.73%, compared with the Russell 2000® Growth Index returning -13.47%.

Performance Attribution. For the most recent semiannual reporting period, the Fund’s Investor Class of shares underperformed the Benchmark by -2.06%, net of all fees, and the Institutional Class of shares underperformed by -2.01%, net of all fees. The Fund’s underperformance was worst in September (Investor Class returning -9.05% compared to -4.91% for the Benchmark), but the Fund also struggled in January (Investor Class returning -10.35% compared to -8.79% for the Benchmark). The Fund’s relative performance rebounded strongly after each of these months as the Investor Class of shares outperformed the Benchmark by 2.22% in October and by 2.49% in February. The Fund’s underperformance is attributed mostly to its exposure to stocks with higher expected earnings growth and smaller cap stocks, compared to its Benchmark. It is unusual to have poor performance driven mostly by these common factor exposures; indeed, the Fund’s performance over the long-term has benefited strongly from stocks that are smaller and have higher growth expectations. Also unusual is that these factor exposures were more influential than our specific stock selection, which typically drives most of our relative performance. We do not expect that these characteristics will persist, and we expect that over the long term we will be rewarded for our stock selection and for the modest factor exposures that we allow the portfolio to have.

Our investment process continues to be driven by a proprietary stock selection model that combines insights from longer-term fundamental financial data with non-fundamental, often shorter-term data. This combination can be thought of, conceptually, as the exploitation of investment opportunities created, primarily, by stocks with attractive financial characteristics that are not fully understood by the market and, secondarily, by opportunistically trading these securities when market data indicate that there is a statistical probability that their current prices will either revert toward, or start to diverge from, their short-term equilibrium price levels. Stocks that our model finds attractive will typically have some or most of the following characteristics when compared to their closest peers: more attractive free cash flow, less leverage and more transparent financial data, more conservative accounting, organic improvement in their underlying businesses, less expensive share prices, improving earnings outlook, and less controversy. Our non-fundamental models consider recent share price volatility and trends, trading volume, and other stock- and industry-group-specific market data to determine whether a stock is likely to diverge from or regress toward its shorter-term fundamental level. Our fundamental models tend to work best when markets are focused more on discriminating between similar stocks than on broader macroeconomic themes that tend to result in investors moving in unison into or out of broad groups or portfolios of stocks. During these latter environments we expect our non-fundamental signals to provide most of their value by finding both a greater number of opportunities from, and greater likelihood of success with, mispricings caused by investors trading more aggressively than normal.

During most market environments we expect some of our underlying models to contribute positively to performance and some to detract (due to the low correlations among individual models). While that was the case during the most recent semiannual period, the positive contributions were not enough to overcome the negative contributions from the portfolio’s common factor exposures.

For the semiannual reporting period, the economic sector groups that detracted the most were finance (stocks with negative contributions included Genworth Financial Inc., Class A, GNW, and Altisource Portfolio Solutions S.A., ASPS) and health technology (negative contributors included NewLink Genetics Corp., NLNK, and Pacific Biosciences of California Inc., PACB). Positive contributors included Affymetrix Inc., AFFX, Rovi Corporation, ROVI, and Newport Corp., NEWP.

Fund Characteristics. As of the end of the most recent semiannual reporting period ended February 29, 2016, the Fund held 195 stocks, with the largest holding representing 1.58% of net assets. As shown in the table on the following page, as of February 29, 2016 the Fund’s median market capitalization was smaller than the investable universe. The Fund’s median price-to-sales ratio was also below its investable universe, reflecting the influence of our relative valuation model.

2

The Fund’s annualized active volatility (the variability over time of the difference between Fund and Benchmark performance, also called “tracking error”) was 8.0% during the most recent semiannual reporting period, somewhat above the Fund’s long-term average of 6.4%. The Fund’s beta with the Benchmark was approximately 1.17.

Progress at Bogle Investment Management, L.P. At the end of February 2016, net assets in the Fund were $131.6 million.

Although we currently have capacity to manage, under our current investment process and market conditions, approximately an additional $200 million, we are content with the Fund’s size. Our philosophy has always been that the Fund be “bought and not sold.” In other words, we do no advertising. Instead we prefer to provide information about our investment process to thoughtful prospective investors and let them decide whether the Fund is a good fit in their portfolios.

We remain confident that the combination of our current investment process, future model enhancements by our research team, and our business philosophy of keeping our capital base small, will maximize the probability of our being able to add value for your investment. Our investment team continues to have the majority of their investable assets in the firm’s investment strategies. We hope you will stay along with us for the ride as we do everything we can to continue, and improve upon, our successful long-term investment results.

As a reminder, information about the Fund, including sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com.

As always, please let us know if there is any way we can improve your investment experience with us.

Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The Russell 2000® Index is an index of stocks 1001 through 3000 in the Russell 3000® Index as ranked by total market capitalization. A direct investment in the index is not possible. The Russell ® Indexes are a trademark of the Frank Russell Company (“FRC”). FRC is the owner of the copyrights relating to the Russell Indexes and is the source of the Performance Values for the Russell Indexes.

Investing in small companies can involve more volatility, less liquidity and less available information than investing in large companies. The Fund may invest in undervalued securities which may not appreciate in value as anticipated or remain undervalued for long periods of time.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

FUNDAMENTAL CHARACTERISTICS FEBRUARY 29, 2016
Median	BOGLX*	Investable Universe
Market Cap ($mil.)	$1,176	$2,766
Price/Historical Earnings	16.5x	19.6x
Price/Forward Earnings	14.1x	17.4x
Price/Sales	1.0x	1.9x
* The Fund’s Investor Shares. Median characteristics refer to the Fund’s holdings, not the Fund itself.

RISK STATISTICS* SEMIANNUAL PERIOD
Measurement	BOGLX	Russell 2000® Index
Standard Deviation	25.8%	21.1%
Active Volatility	8.0%
Beta with Russell 2000® Index	1.17
* Risk statistics apply to the Fund and Benchmark. Standard deviation is a statistical measure of the range of performance. Active risk is the standard deviation of the difference between the Fund and Benchmark performance. Beta is a measure of a portfolio’s sensitivity to market movements.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2015	ENDING ACCOUNT VALUE FEBRUARY 29, 2016	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$878.30	$5.84
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.27

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2015	ENDING ACCOUNT VALUE FEBRUARY 29, 2016	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$877.80	$6.30
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.77

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of (12.17)% for the Institutional Class and (12.22)% for the Investor Class.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2016

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Finance	22.7%	$29,876,029
Electronic Technology	12.1	15,949,272
Consumer Services	9.0	11,809,722
Producer Manufacturing	8.0	10,565,728
Health Technology	7.3	9,588,610
Technology Services	6.3	8,270,410
Consumer Durables	4.8	6,276,777
Process Industries	4.0	5,274,986
Transportation	3.9	5,191,286
Retail Trade	3.9	5,110,869
Utilities	2.8	3,767,180
Consumer Non-Durables	2.4	3,225,342
Distribution Services	2.2	2,871,274
Non-Energy Minerals	2.2	2,854,658
Health Services	2.1	2,728,987
Commercial Services	1.5	1,927,613
Energy Minerals	1.2	1,548,635
Industrial Services	1.1	1,532,702
Communications	0.5	676,560
SHORT-TERM INVESTMENT	1.8	2,319,933
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	224,970

NET ASSETS	100.0%	$131,591,543

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.0%
COMMERCIAL SERVICES—1.5%
Civeo Corp. *	108,287	$96,389
Cross Country Healthcare, Inc. *	28,260	350,707
Realogy Holdings Corp. *	28,419	908,555
RetailMeNot, Inc. *	40,752	329,276
RPX Corp. *	24,489	242,686

		1,927,613

COMMUNICATIONS—0.5%
FairPoint Communications, Inc. *	30,916	464,667
ShoreTel, Inc. *	28,673	211,893

		676,560

CONSUMER DURABLES—4.8%
Brunswick Corp.	23,992	1,020,620
Callaway Golf Co.	96,942	861,814
Cooper Tire & Rubber Co.	2,319	91,137
GoPro, Inc., Class A *	93,877	1,115,259
Libbey, Inc.	749	12,456
Nautilus, Inc. *	54,745	924,643
TiVo, Inc. *	136,378	1,144,211
Vista Outdoor, Inc. *	22,447	1,106,637

		6,276,777

CONSUMER NON-DURABLES—2.4%
Alliance One International, Inc. *	970	10,117
Caleres, Inc.	39,772	1,127,138
Central Garden & Pet Co., Class A *	1,043	14,112
PVH Corp.	14,051	1,112,137
SunOpta, Inc. *	145,529	889,182
Vince Holding Corp. *	11,247	72,656

		3,225,342

CONSUMER SERVICES—9.0%
Ascent Capital Group, Inc., Class A *	11,108	154,401
Bloomin’ Brands, Inc.	89,101	1,540,556
Boyd Gaming Corp. *	43,761	757,941
Carrols Restaurant Group, Inc. *	2,522	33,467
Dave & Buster’s Entertainment, Inc. *	32,862	1,212,936
Gray Television, Inc. *	49,768	574,323
K12, Inc. *	34,812	340,809
Krispy Kreme Doughnuts, Inc. *	29,511	432,041
La Quinta Holdings, Inc. *	93,614	1,016,648
Loral Space & Communications, Inc. *	10,040	321,882

	NUMBER OF SHARES	VALUE
CONSUMER SERVICES—(CONTINUED)
MoneyGram International, Inc. *	107,663	$579,227
MSG Networks, Inc., Class A *	19,658	322,784
Penn National Gaming, Inc. *	78,702	1,089,236
Pinnacle Entertainment, Inc. *	38,058	1,100,257
Ruth’s Hospitality Group, Inc.	69,570	1,222,345
Time, Inc.	78,785	1,110,869

		11,809,722

DISTRIBUTION SERVICES—2.2%
Essendant, Inc.	7,998	235,701
MRC Global, Inc. *	124,127	1,483,318
SpartanNash Co.	2,976	81,691
United Natural Foods, Inc. *	34,691	1,070,564

		2,871,274

ELECTRONIC TECHNOLOGY—12.1%
ARRIS International PLC *	45,173	1,079,183
BWX Technologies, Inc.	46,800	1,492,920
Calix, Inc. *	18,444	128,186
Checkpoint Systems, Inc.	6,408	48,124
Comtech Telecommunications Corp.	5,888	120,998
Fabrinet *	605	17,273
Finisar Corp. *	76,302	1,112,483
FormFactor, Inc. *	99,994	759,954
II-VI, Inc. *	20,621	452,631
Infinera Corp. *	68,947	1,081,778
Inphi Corp. *	47,518	1,202,205
Itron, Inc. *	13,958	556,087
Ixia *	23,554	268,751
Keysight Technologies, Inc. *	36,770	959,329
Lumentum Holdings, Inc. *	36,379	874,187
MaxLinear, Inc., Class A *	40,375	649,634
NeoPhotonics Corp. *	49,780	545,589
NETGEAR, Inc. *	26,781	1,058,117
Oclaro, Inc. *	219,857	1,079,498
Orbotech Ltd. *	12,681	287,225
Sonus Networks, Inc. *	180,655	1,407,302
SunEdison Semiconductor Ltd. *	65,537	447,618
Tessera Technologies, Inc.	5,963	175,789
Viavi Solutions, Inc. *	22,115	144,411

		15,949,272

ENERGY MINERALS—1.2%
Baytex Energy Corp.	19,958	45,504
Enerplus Corp.	309,574	894,669
SunCoke Energy, Inc.	128,639	608,462

		1,548,635

The accompanying notes are an integral part of the financial statements.

6

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCE—22.7%
Altisource Portfolio Solutions SA *	31,244	$836,089
Ambac Financial Group, Inc. *	53,125	811,219
Assurant, Inc.	700	49,770
Cash America International, Inc.	43,388	1,461,742
CorVel Corp. *	547	22,695
East West Bancorp, Inc.	30,888	925,713
Employers Holdings, Inc.	57,000	1,582,320
Enova International, Inc. *	25,697	148,529
Essent Group Ltd. *	57,256	1,102,178
EZCORP, Inc., Class A *	31,673	91,852
First BanCorp Puerto Rico *	256,991	688,736
First Defiance Financial Corp.	13,244	519,032
Genworth Financial, Inc., Class A *	320,611	679,695
Great Southern Bancorp, Inc.	18,821	707,105
Great Western Bancorp, Inc.	43,214	1,063,497
Hanmi Financial Corp.	3,258	67,864
Heartland Financial USA, Inc.	15,739	462,727
Heritage Insurance Holdings, Inc.	23,371	456,202
Hertz Global Holdings, Inc. *	140,556	1,194,726
INTL. FCStone, Inc. *	27,034	690,178
Investment Technology Group, Inc.	8,110	148,575
Kemper Corp.	84	2,258
Legg Mason, Inc.	36,151	1,032,473
Navigators Group, Inc., (The) *	13,915	1,126,837
NMI Holdings, Inc., Class A *	154,309	786,976
OneMain Holdings, Inc. *	46,572	1,051,130
Piper Jaffray Cos. *	30,024	1,271,516
Popular, Inc.	47,231	1,251,622
Reinsurance Group of America, Inc.	18,791	1,693,069
Selective Insurance Group, Inc.	61,884	2,078,065
Stewart Information Services Corp.	36,407	1,228,736
TAL International Group, Inc.	112,285	1,429,388
TCF Financial Corp.	93,642	1,061,900
Voya Financial, Inc.	26,666	782,914
White Mountains Insurance Group Ltd.	970	743,854
WSFS Financial Corp.	20,622	624,847

		29,876,029

	NUMBER OF SHARES	VALUE
HEALTH SERVICES—2.1%
Alliance HealthCare Services, Inc. *	10,401	$74,367
Amedisys, Inc. *	12,137	445,913
Community Health Systems, Inc. *	75,843	1,146,746
INC Research Holdings, Inc., Class A *	18,864	748,524
LHC Group, Inc. *	8,797	313,437

		2,728,987

HEALTH TECHNOLOGY—7.3%
Aegerion Pharmaceuticals, Inc. *	28,727	162,020
Applied Genetic Technologies Corp. *	1,012	13,429
Cardiovascular Systems, Inc. *	12,988	108,580
CONMED Corp.	28,640	1,138,154
Endologix, Inc. *	35,435	305,450
Enzon Pharmaceuticals, Inc.	58,661	25,224
Haemonetics Corp. *	18,557	595,309
Halyard Health, Inc. *	43,242	1,103,536
HeartWare International, Inc. *	15,905	508,324
Inogen, Inc. *	22,731	776,946
iRadimed Corp. *	32,637	581,918
K2M Group Holdings, Inc. *	26,144	309,545
LDR Holding Corp. *	27,996	580,917
LeMaitre Vascular, Inc.	2,144	31,581
Merit Medical Systems, Inc. *	1,668	31,375
NewLink Genetics Corp. *	41,949	882,607
OraSure Technologies, Inc. *	74,229	498,077
Orthofix International N.V. *	18,105	695,413
Rigel Pharmaceuticals, Inc. *	44,066	100,030
RTI Surgical, Inc. *	20,816	72,856
Syneron Medical Ltd. *	110	766
VWR Corp. *	42,487	1,036,683
Zeltiq Aesthetics, Inc. *	1,297	29,870

		9,588,610

INDUSTRIAL SERVICES—1.1%
Pacific Drilling SA *	59,900	30,549
Pioneer Energy Services Corp. *	138,435	189,656
Plains GP Holdings LP, Class A	172,697	1,312,497

		1,532,702

NON-ENERGY MINERALS—2.2%
AngloGold Ashanti Ltd. SP ADR *	67,820	883,016
Gerdau SA, SP ADR	230,931	203,219

The accompanying notes are an integral part of the financial statements.

7

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE
NON-ENERGY MINERALS—(CONTINUED)
Silver Standard Resources, Inc. *	236,838	$1,373,660
TimkenSteel Corp.	51,069	394,763

		2,854,658

PROCESS INDUSTRIES—4.0%
AEP Industries, Inc.	485	38,174
Cabot Corp.	28,418	1,265,454
Chemours Co., (The)	37,532	192,539
Clearwater Paper Corp. *	21,764	885,142
Darling Ingredients, Inc. *	119,953	1,080,777
Kraton Performance Polymers, Inc. *	80,873	1,388,589
Unifi, Inc. *	17,408	390,113
ZAGG, Inc. *	3,282	34,198

		5,274,986

PRODUCER MANUFACTURING—8.0%
ACCO Brands Corp. *	8,264	60,410
American Axle & Manufacturing Holdings, Inc. *	84,997	1,242,656
Canadian Solar, Inc. *	59,544	1,355,817
Chart Industries, Inc. *	2,808	56,637
DXP Enterprises, Inc. *	16,221	220,443
FreightCar America, Inc.	11,440	170,113
Greatbatch, Inc. *	29,799	1,126,402
Interface, Inc.	37,769	600,527
LSB Industries, Inc. *	52,579	307,061
Mueller Water Products, Inc., Class A	126,947	1,093,014
Rofin-Sinar Technologies, Inc. *	51,028	1,139,966
Smith & Wesson Holding Corp. *	53,943	1,367,994
SPX Corp.	79,481	937,081
SPX FLOW Inc. *	40,981	767,574
Wabash National Corp. *	10,233	120,033

		10,565,728

RETAIL TRADE—3.9%
Chico’s FAS, Inc.	111,958	1,428,584
Francesca’s Holdings Corp. *	63,114	1,141,101
GNC Holdings, Inc., Class A	19,828	564,701
Kirkland’s, Inc.	2,540	36,297
Smart & Final Stores, Inc. *	16,891	274,479
Titan Machinery, Inc. *	1,098	10,453
Urban Outfitters, Inc. *	62,486	1,655,254

		5,110,869

TECHNOLOGY SERVICES—6.3%
Bitauto Holdings Ltd., ADR *	4,811	99,540
Changyou.com Ltd., ADR *	894	15,797

	NUMBER OF SHARES	VALUE
TECHNOLOGY SERVICES—(CONTINUED)
CSG Systems International, Inc.	9,411	$357,242
EarthLink Holdings Corp.	58,588	330,436
Intralinks Holdings, Inc. *	6,044	46,962
Jive Software, Inc. *	7,431	24,076
LivePerson, Inc. *	15,299	78,484
MeetMe, Inc. *	16,476	51,240
Net 1 UEPS Technologies, Inc. *	85,779	783,162
Rovi Corp. *	57,965	1,320,443
Sohu.com, Inc. *	26,117	1,135,306
Sykes Enterprises, Inc. *	10,039	305,888
TriNet Group, Inc. *	85,704	1,121,865
Unisys Corp. *	129,638	1,396,201
VeriFone Systems, Inc. *	2,449	58,507
Virtusa Corp. *	32,352	1,145,261

		8,270,410

TRANSPORTATION—3.9%
ArcBest Corp.	65,054	1,273,107
Hub Group, Inc., Class A *	25,244	932,008
Matson, Inc.	17,087	685,018
PAM Transportation Services, Inc. *	15,354	438,664
Teekay Corp.	171,288	1,370,304
YRC Worldwide, Inc. *	61,141	492,185

		5,191,286

UTILITIES—2.8%
Dynegy, Inc. *	117,284	1,182,223
NRG Energy, Inc.	143,194	1,543,631
Pampa Energia SA, SP ADR *	15,334	340,568
Talen Energy Corp. *	110,182	700,758

		3,767,180

TOTAL COMMON STOCKS (Cost $139,014,529)		129,046,640

SHORT-TERM INVESTMENT—1.8%
BofA Cash Reserves Fund	2,319,933	2,319,933

TOTAL SHORT-TERM INVESTMENT (Cost $2,319,933)		2,319,933

TOTAL INVESTMENTS—99.8% (Cost $141,334,462)		131,366,573

OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		224,970

NET ASSETS—100.0%		$131,591,543

* Non-income producing.

ADR—American Depository Receipt.

PLC—Public Limited Company.

SP ADR—Sponsored American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

8

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2016

(UNAUDITED)

ASSETS
Investments, at value (cost $141,334,462)	$131,366,573
Receivables for:
Investments sold	7,014,307
Capital shares sold	41,358
Dividends and interest	83,568
Prepaid expenses and other assets	10,479

Total assets	138,516,285

LIABILITIES
Payables for:
Investments purchased	6,541,863
Capital shares redeemed	147,238
Investment advisory fees and shareholder servicing fees	82,659
Other accrued expenses and liabilities	152,982

Total liabilities	6,924,742

Net assets	$131,591,543

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$5,866
Paid-in capital	159,987,568
Accumulated net investment loss	(866,164)
Accumulated net realized loss from investments	(17,567,838)
Net unrealized depreciation on investments	(9,967,889)

Net assets	$131,591,543

INSTITUTIONAL CLASS
Net assets	$62,468,580

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,749,959

Net asset value, offering and redemption price per share	$22.72

INVESTOR CLASS
Net assets	$69,122,963

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,116,466

Net asset value, offering and redemption price per share	$22.18

The accompanying notes are an integral part of the financial statements.

9

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $13,488)	$550,297

Total investment income	550,297

EXPENSES
Advisory fees (Note 2)	772,432
Administration and accounting fees (Note 2)	119,824
Transfer agent fees (Note 2)	83,211
Shareholder servicing fees (Investor Class) (Note 2)	39,640
Custodian fees (Note 2)	28,859
Professional fees	27,916
Printing and shareholder reporting fees	25,405
Registration and filing fees	22,478
Directors’ and officers’ fees	13,340
Insurance fees	11,673
Other expenses	2,883

Total expenses before waivers	1,147,661
Less: waivers	(142,481)

Net expenses after waivers	1,005,180

Net investment loss	(454,883)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(16,960,290)
Net change in unrealized appreciation/(depreciation) on investments	(2,298,232)

Net realized and unrealized loss on investments	(19,258,522)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,713,405)

The accompanying notes are an integral part of the financial statements.

10

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(454,883)	$(1,188,653)
Net realized gain/(loss) from investments	(16,960,290)	26,788,339
Net change in unrealized appreciation/(depreciation) on investments	(2,298,232)	(46,136,365)

Net decrease in net assets resulting from operations	(19,713,405)	(20,536,679)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized capital gains
Institutional Class	(10,939,694)	(13,849,300)
Investor Class	(11,919,482)	(13,815,545)

Net decrease in net assets from dividends and distributions to shareholders	(22,859,176)	(27,664,845)

DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	4,641,669	19,079,419
Reinvestment of distributions	10,728,856	13,556,406
Distributions for shares redeemed	(20,589,749)	(38,571,504)

Total from Institutional Class	(5,219,224)	(5,935,679)
Investor Class
Proceeds from shares sold	2,174,681	19,241,414
Reinvestment of distributions	11,325,577	13,118,025
Distributions for shares redeemed	(14,383,949)	(32,546,993)

Total from Investor Class	(883,691)	(187,554)

Net decrease in net assets from capital share transactions	(6,102,915)	(6,123,233)

Total decrease in net assets	(48,675,496)	(54,324,757)
NET ASSETS:
Beginning of period	180,267,039	234,591,796

End of period	$131,591,543	$180,267,039

Accumulated net investment loss, end of period	$(866,164)	$(411,281)

The accompanying notes are an integral part of the financial statements.

11

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2015
DECREASE IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	185,001	585,082
Shares reinvested	419,916	437,753
Shares redeemed	(791,363)	(1,183,973)

Total from Institutional Class	(186,446)	(161,138)

Investor Class
Shares sold	89,026	586,070
Shares reinvested	453,931	431,968
Shares redeemed	(561,798)	(998,233)

Total from Investor Class	(18,841)	19,805

Total decrease in shares outstanding derived from share transactions	(205,287)	(141,333)

The accompanying notes are an integral part of the financial statements.

12

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	FOR THE SIX MONTHS ENDED 2/29/16 (UNAUDITED)		FOR THE YEAR ENDED 8/31/15	FOR THE YEAR ENDED 8/31/14	FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$30.00		$38.07	$29.49	$21.76	$19.38	$14.81

Net investment income/(loss)*	(0.07)		(0.18)	(0.23)	0.10	(0.04)	(0.10)
Net realized and unrealized gain/(loss) from investments	(3.13)		(3.09)	8.87	7.63	2.42	4.67

Net increase/(decrease) in net assets resulting from operations	(3.20)		(3.27)	8.64	7.73	2.38	4.57

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.06)	—	—	—
Net realized capital gain	(4.08)		(4.80)	—	—	—	—

Total dividends and distributions to shareholders	(4.08)		(4.80)	(0.06)	—	—	—

Net asset value, end of period	$22.72		$30.00	$38.07	$29.49	$21.76	$19.38

Total investment return(1)	(12.17	)%(3)	(8.99)%	29.34%	35.52%	12.28%	30.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$62,469		$88,086	$117,923	$98,898	$48,526	$38,274
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(2)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.43	%(2)	1.35%	1.32%	1.39%	1.51%	1.44%
Ratio of net investment income/(loss) to average net assets	(0.54	)%(2)	(0.53)%	(0.66)%	0.37%	(0.21)%	(0.48)%
Portfolio turnover rate	129.89	%(3)	196.15%	175.06%	237.59%	288.88%	302.71%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	FOR THE SIX MONTHS ENDED 2/29/16 (UNAUDITED)		FOR THE YEAR ENDED 8/31/15	FOR THE YEAR ENDED 8/31/14	FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.40		$37.45	$29.00	$21.42	$19.10	$14.61

Net investment income/(loss)*	(0.08)		(0.21)	(0.26)	0.07	(0.07)	(0.12)
Net realized and unrealized gain/(loss) from investments	(3.06)		(3.04)	8.74	7.51	2.39	4.61

Net increase/(decrease) in net assets resulting from operations	(3.14)		(3.25)	8.48	7.58	2.32	4.49

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.03)	—	—	—
Net realized capital gain	(4.08)		(4.80)	—	—	—	—

Total dividends and distributions to shareholders	(4.08)		(4.80)	(0.03)	—	—	—

Net asset value, end of period	$22.18		$29.40	$37.45	$29.00	$21.42	$19.10

Total investment return(1)	(12.22	)%(3)	(9.09)%	29.28%	35.39%	12.15%	30.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$69,123		$92,181	$116,669	$77,584	$58,011	$74,155
Ratio of expenses to average net assets with waivers and reimbursements	1.35	%(2)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.53	%(2)	1.45%	1.43%	1.49%	1.60%	1.54%
Ratio of net investment income/(loss) to average net assets	(0.64	)%(2)	(0.63)%	(0.76)%	0.27%	(0.36)%	(0.58)%
Portfolio turnover rate	129.89	%(3)	196.15%	175.06%	237.59%	288.88%	302.71%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of February 29, 2016, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TOTAL INVESTMENTS*	$131,366,573	$131,366,573	$ —	$ —

*	See Portfolio of Investments for detail on portfolio holdings.

15

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

USE OF ESTIMATES — The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

16

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed 1.25% and 1.35%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board. The Adviser may discontinue these arrangements at any time after December 31, 2016.

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 29, 2016, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$772,432	$132,826	$639,606

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six months ended February 29, 2016, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$119,824	$9,655	$110,169

17

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3.	DIRECTOR’S AND OFFICER’S COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out-of-pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2016 was $7,063. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,519 in officer fees.

4.	INVESTMENT IN SECURITIES

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$200,789,075	$231,966,706

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
$141,334,462	$6,698,365	$(16,666,254)	$(9,967,889)

18

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(UNAUDITED)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

CAPITAL LOSS CARRYFORWARD	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED DEPRECIATION	QUALIFIED LATE-YEAR LOSS DEFERRAL
$—	$3,127	$22,856,042	$(8,277,198)	$(411,281)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividend and distributions paid during the fiscal year ended August 31, 2015 was as follows:

ORDINARY INCOME	LONG-TERM GAINS
$11,234,768	$16,430,077

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2015. For the fiscal year ended August 31, 2015, the Fund deferred to September 1, 2015, late-year ordinary loss deferrals of $411,281.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2015, the Fund did not have any capital loss carryforwards.

6.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

20

Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

BOG-SAR16

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

For the 6-month period ended February 29th, 2016, the U.S. and Global economies witnessed a slew of tepid economic data, and while that led to some inter-period volatility within the markets, U.S. equity market performance remained largely unchanged through February. At a high level, the U.S. equity markets demonstrated two dramatically different outlooks and outcomes over the period. While the U.S. equity market rebounded during the fourth quarter 2015, it remained under pressure through the end of February 2016; with a 6-month low for the S&P 500 occurring on February 11th. The reasons for the “soft patch” were significant concerns over a slowing Chinese economy, the strong U.S. dollar, sub-$30 oil, and building fears of a U.S. recession. This resulted in meaningful volatility spikes, with the Volatility Index (VIX) twice hitting 30, and the S&P 500 trading down over the period. However, after rallying from the low of 1,810 on February 11th, the S&P 500 climbed a wall of worry around these issues, rebounding over 6.78% into the February close. Ultimately, despite all the volatility and apprehension over numerous bear case scenarios, the S&P 500 ended up 5.80% for the period and Russell 1000 Value was also up 4.12% for the period.

In the first half of the period, defensive sectors such as Utilities and Consumer Durables performed well. In addition, risk averse investors flocked to high dividend yielding stocks such as consumer staples companies. This crowded sector was deemed safe, albeit trading at over 20 times earnings, for what might be modest earnings growth. In the second half of the period, investors concluded that the slowdown in China would not drag the U.S. into recession. Economically sensitive sectors such as Basic Industries, Consumer Durables and Technology led the market rebound.

Going forward in 2016, investors are worried about a host of issues, including how China will handle its currency while seeking a soft landing as its economy transitions from an export to a consumer/service economy. There also continue to be concerns about weak European economies, where some banks are undercapitalized and recent terrorist attacks have put force behind those arguing for a British exit from the Eurozone. Fortunately, recent Federal Reserve comments appear to be taking on a more dovish tone emphasizing that the Fed is intent on targeting U.S. inflation at 2% while aiming to optimize current unemployment levels with a broader participation rate. In addition, it appears that the Fed will stand ready to be the stabilizer on a global basis if the economic outlook were to deteriorate.

Meanwhile, the U.S. economy continues to remain a safe harbor on a global basis with a GDP growth rate of about 2% per year and unemployment at a steady 5%. Some areas of the economy are quite strong, including employment growth, construction activity and vehicle sales. Other areas are at or near recession levels, including oil rig activity, commodity-related industries and China-related business activity. Investors are undeniably struggling with what markets will bring moving forward.

Going forward, corporate earnings will undoubtedly influence investor sentiment. With regard to first quarter 2016 earnings, there seems to be a consensus that street estimates have been sufficiently reduced. In fact, some credible sources (Earnings Insight, for example) estimate that after the fourth quarter 2015, earnings have come down as much as 9.6% for the first quarter 2016 and now stand at $26.32 for the S&P 500. This is the largest quarterly reduction since early 2009. Hence the idea that the earnings season is set up to at least meet, if not beat, expectations and has gained a solid footing. With energy and currency headwinds becoming less impactful as the year progresses, earnings meeting expectations in the second half of the year appear more likely.

As we look to the remainder of 2016, we would anticipate continued volatility until the economy shows a more consistent upward trajectory and earnings stabilize. In this environment, we believe our three circle philosophy and our value discipline should provide a sound foundation for delivering returns that our clients have become accustomed to over the past 20 years, especially if a second half rally were to take hold.

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

SEMI-ANNUAL REPORT 2016	1

BOSTON PARTNERS INVESTMENT FUNDS

Total Returns for the Periods Ended February 29, 2016 (unaudited)

		Average Annual
	Six Month	1 Year	5 Year	10 Year	Since Inception

Boston Partners Small Cap Value Fund II
Institutional Class	-8.34%	-11.80%	7.09%	5.93%	N/A
Investor Class	-8.44%	-11.99%	6.84%	5.67%	N/A
Russell 2000® Value Index	2.31%	3.96%	13.97%	7.13%	N/A
Russell 2000® Index(1)	5.70%	5.63%	15.97%	8.31%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Boston Partners Long/Short Equity Fund
Institutional Class	5.60%	6.21%	5.91%	11.18%	N/A
Investor Class	5.48%	5.96%	5.64%	10.86%	N/A
S&P 500® Index	-0.92%	-6.19%	12.57%	7.31%	N/A

Boston Partners Long/Short Research Fund
Institutional Class(1)	-2.80%	-4.50%	6.59%	N/A	8.19%
S&P 500 Index	-0.92%	-6.19%	12.57%	N/A	12.58	%(3)

Investor Class(2)	-2.84%	-4.74%	6.33%	N/A	7.39%
S&P 500® Index	-0.92%	-6.19%	12.57%	N/A	12.27	%(3)
[1] Inception date September 30, 2010
[2] Inception date November 29, 2010
[3] Index performance is from Inception date of the Class only and is not the inception date of the index itself.

Boston Partners All-Cap Value Fund
Institutional Class	-5.13%	-9.40%	9.54%	7.63%	N/A
Investor Class	-5.27%	-9.59%	9.31%	7.39%	N/A
Russell 3000® Value Index	-3.18%	-9.73%	8.52%	5.04%	N/A
Russell 3000® Index(1)	-2.68%	-7.84%	9.61%	6.36%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

WPG Partners Small/Micro Cap Value Fund
Institutional Class	-13.80%	-21.91%	1.95%	3.26%	N/A
Russell 2000® Value	-6.72%	-14.97%	6.11%	4.95%	N/A

Boston Partners Global Equity Fund
Institutional Class(1)	-7.01%	-11.25%	N/A	N/A	10.04%
MSCI World	-4.94%	-6.60%	N/A	N/A	9.58	%(2)
[1] Inception date December 30, 2011
[2] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.

Boston Partners Global Long/Short Fund
Institutional Class(1)	-1.68%	-0.36%	N/A	N/A	1.71%
MSCI World Index	-4.94%	-10.49%	N/A	N/A	-0.69	%(3)

Investor Class(2)	-1.69%	-0.55%	N/A	N/A	2.51%
MSCI World Index	-4.94%	-10.49%	N/A	N/A	-1.18	%(3)
[1] Inception date December 31, 2013
[2] Inception date April 11, 2014
[3] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.

Boston Partners Emerging Markets Long/Short Fund
Institutional Class(1)	N/A	N/A	N/A	N/A	-0.40	%(3)
MSCI World Index(2)	N/A	N/A	N/A	N/A	-4.79	%(4)
MSCI Emerging Markets Index	N/A	N/A	N/A	N/A	-3.65	%(4)
[1] Commencement of operations was December 17, 2015
[2] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
[3] Not annualized.
[4] Index performance is from the Fund’s commencement of operations only and is not the inception date of the index itself.

2	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call
1-888-261-4073 or visit our web site at www.boston-partners.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, dated February 29, 2016:

	Institutional Class	Investor Class
Boston Partners Small Cap Value Fund II	1.23%	1.48%
Boston Partners Long/Short Equity Fund	5.64%[1]	5.89%[1]
Boston Partners Long/Short Research Fund	2.43%[1]	2.68%[1]
Boston Partners All-Cap Value Fund	0.95%	1.20%
WPG Partners Small/Micro Cap Value Fund	1.41%	N/A
Boston Partners Global Equity Fund	1.24%	1.49%
Boston Partners Global Long/Short Fund	3.05%[1]	3.30%[1]
Boston Partners Emerging Markets Long/Short Fund	3.90%[1]	N/A

[1] Includes interest and dividend expense on short sales.

SEMI-ANNUAL REPORT 2016	3

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees, shareholder servicing fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016*	Annualized Expense Ratio		Expenses Paid During Period**
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$916.60	1.10%		$5.24
Hypothetical	1,000.00	1,019.39	1.10%		5.52
Investor
Actual	$1,000.00	$915.60	1.35%		$6.43
Hypothetical	1,000.00	1,018.15	1.35%		6.77
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,056.00	4.23	%(1)	$21.62
Hypothetical	1,000.00	1,003.83	4.23	%(1)	21.07
Investor
Actual	$1,000.00	$1,054.80	4.48	%(1)	$22.89
Hypothetical	1,000.00	1,002.59	4.48	%(1)	22.31
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$972.00	2.41	%(1)	$11.82
Hypothetical	1,000.00	1,012.88	2.41	%(1)	12.06
Investor
Actual	$1,000.00	$971.60	2.66	%(1)	$13.04
Hypothetical	1,000.00	1,011.64	2.66	%(1)	13.30

4	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (continued)

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016*	Annualized Expense Ratio		Expenses Paid During Period**
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$948.70	0.73%		$3.54
Hypothetical	1,000.00	1,021.23	0.73%		3.67
Investor
Actual	$1,000.00	$947.30	0.98%		$4.74
Hypothetical	1,000.00	1,019.99	0.98%		4.92
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$862.00	1.10%		$5.09
Hypothetical	1,000.00	1,019.39	1.10%		5.52
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$929.90	0.95%		$4.56
Hypothetical	1,000.00	1,020.14	0.95%		4.77
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$983.20	2.87	%(1)	$14.15
Hypothetical	1,000.00	1,010.59	2.87	%(1)	14.35
Investor
Actual	$1,000.00	$983.10	3.12	%(1)	$15.38
Hypothetical	1,000.00	1,009.35	3.12	%(1)	15.59
Boston Partners Emerging Markets Long/Short Fund(2)
Institutional
Actual(3)	$1,000.00	$996.00	10.99	%(1)	$22.48
Hypothetical(3)	1,000.00	970.21	10.99	%(1)	53.84

*	The Fund’s ending account values on the first line in each table are based on the actual six-month total return of -8.34% and -8.44% for the Institutional Class and Investor Class, respectively, of the Boston Partners Small Cap Value Fund II; 5.60% and 5.48% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Equity Fund; -2.80% and -2.84% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Research Fund; -5.13% and -5.27% for the Institutional Class and Investor Class, respectively, of the Boston Partners All-Cap Value Fund; -13.80% for the Institutional Class of the WPG Partners Small/Micro Cap Value Fund; -7.01% for the Institutional Class of the Boston Partners Global Equity Fund; -1.68% and -1.69% for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund; and -0.40% for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund (for the period beginning December 17, 2015 (commencement of operations) to February 29, 2016).

**	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 1.73% and 1.03% of average net assets for the six-month period ended August 31, 2015 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund and Boston Partners Long/Short Research Fund, respectively, 1.18% of average net assets for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund and 8.89% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund (for the period beginning December 17, 2015 (commencement of operations) to February 29, 2016).

(2)	The Fund commenced operations on December 17, 2015.

(3)

Expenses are equal to the Fund’s annualized expense ratio for the period beginning December 17, 2015 (commencement of operations) to February 29, 2016 of 10.99%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (75) then divided by 366 days to reflect the days in the period. For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2015 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366 to reflect the period.

SEMI-ANNUAL REPORT 2016	5

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

BOSTON PARTNERS

SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	23.5%	$73,958,223
Consumer Services	17.5	55,148,751
Capital Goods	13.5	42,558,872
Technology	10.3	32,471,479
Health Care	8.8	27,616,962
Real Estate Investment Trust	7.9	24,991,609
Basic Industries	4.7	14,769,743
Energy	3.5	11,011,805
Consumer Durables	2.6	8,208,694
Consumer Non-Durables	2.2	6,863,108
Transportation	1.2	3,796,888
Utilities	0.8	2,582,905
SECURITIES LENDING COLLATERAL	4.7	14,781,094
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(3,800,760)

NET ASSETS	100.0%	$314,959,373

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	21.2%	$136,053,895
Technology	13.5	86,796,977
Consumer Services	12.0	77,120,781
Health Care	11.0	70,484,983
Energy	8.8	56,622,348
Capital Goods	8.5	54,598,443
Basic Industries	8.0	51,429,144
Consumer Non-Durables	6.5	41,758,782
Communications	2.4	15,619,792
Real Estate Investment Trusts	1.9	12,447,791
Transportation	1.4	9,170,292
Consumer Durables	0.6	3,822,496
Utilities	0.5	3,461,272
EXCHANGE TRADED FUND	0.6	3,956,971
OPTIONS PURCHASED	0.1	248,400
SECURITIES LENDING COLLATERAL	4.6	29,761,547
SECURITIES SOLD SHORT
Energy	(0.3)	(1,930,404)
Real Estate Investment Trusts	(0.4)	(2,165,727)
Transportation	(0.6)	(3,775,091)
Basic Industries	(0.5)	(2,995,544)
Utilities	(0.6)	(3,975,262)
Communications	(0.8)	(5,044,350)
Finance	(0.9)	(5,589,295)
Capital Goods	(1.1)	(7,107,396)
Consumer Durables	(1.9)	(12,446,513)
Consumer Non-Durables	(2.2)	(14,106,101)
Health Care	(4.4)	(28,530,345)
Consumer Services	(6.7)	(43,266,211)
Technology	(8.7)	(56,184,143)
WRITTEN OPTIONS	(0.6)	(3,745,662)
OTHER ASSETS IN EXCESS OF LIABILITIES	28.1	180,932,788

NET ASSETS	100.0%	$643,424,658

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	18.8%	$1,284,187,355
Technology	15.7	1,069,586,784
Consumer Services	12.1	824,509,798
Capital Goods	11.7	794,499,728
Health Care	10.2	693,165,104
Energy	8.0	548,798,771
Basic Industries	6.0	407,678,433
Communications	5.2	355,351,645
Consumer Non-Durables	3.9	266,382,091
Consumer Durables	3.0	207,127,264
Transportation	1.0	66,099,854
Real Estate Investment Trusts	0.6	43,729,350
Utilities	0.3	23,065,645
WARRANTS	0.0	417,267
SECURITIES SOLD SHORT
Utilities	(0.9)	(62,206,444)
Real Estate Investment Trusts	(1.3)	(90,018,157)
Transportation	(1.3)	(90,046,511)
Consumer Durables	(1.5)	(99,577,473)
Basic Industries	(2.1)	(146,772,227)
Energy	(2.4)	(161,808,208)
Communications	(3.4)	(230,279,923)
Health Care	(3.5)	(239,591,698)
Capital Goods	(3.6)	(246,402,687)
Consumer Non-Durables	(4.1)	(281,656,147)
Finance	(5.5)	(376,958,080)
Technology	(7.3)	(498,596,902)
Consumer Services	(8.5)	(577,881,845)
WRITTEN OPTIONS	(0.3)	(21,656,223)
OTHER ASSETS IN EXCESS OF LIABILITIES	49.20	3,354,686,821

NET ASSETS	100.0%	$6,815,833,385

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	27.2%	$308,561,361
Technology	19.5	221,224,927
Health Care	17.3	196,032,404
Capital Goods	8.9	101,194,618
Consumer Services	7.7	87,103,119
Energy	5.9	66,526,093
Consumer Non-Durables	3.5	40,103,761
Consumer Durables	1.7	19,618,157
Basic Industries	1.7	19,449,798
Communications	1.5	16,456,197
Transportation	0.4	4,102,512
Real Estate Investment Trusts	0.0	—
SECURITIES LENDING COLLATERAL	0.8	9,637,947
RIGHTS	0.0	—
WRITTEN OPTIONS	0.0	(230,572)
OTHER ASSETS IN EXCESS OF LIABILITIES	3.9	44,117,409

NET ASSETS	100.0%	$1,133,897,731

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited) (concluded)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	28.8%	$8,651,318
Real Estate Investment Trusts	13.4	4,032,251
Capital Goods	11.5	3,455,028
Technology	10.0	3,011,362
Consumer Services	8.9	2,674,219
Utilities	4.9	1,467,020
Energy	4.5	1,341,384
Health Care	4.4	1,327,474
Transportation	4.2	1,249,610
Consumer Non-Durables	3.7	1,093,355
Consumer Durables	2.4	703,449
Mining & Metals	0.9	255,840
Basic Industries	0.5	160,920
Communications	0.5	146,916
SECURITIES LENDING COLLATERAL	12.0	3,603,159
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.6)	(3,175,763)

NET ASSETS	100.0%	$29,997,542

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

EMERGING MARKETS LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Information Technology	19.6%	$547,323
Financials	10.4	291,178
Consumer Discretionary	7.3	202,215
Telecommunication Services	4.1	114,414
Energy	2.0	54,604
Materials	1.8	51,346
Consumer Staples	1.3	36,226
Industrials	0.8	21,318
Utilities	0.6	17,302
EXCHANGE TRADED FUND	3.6	100,956
PREFERRED STOCK	0.6	16,771
SECURITIES SOLD SHORT
Industrials	(0.3)	(7,520)
Consumer Discretionary	(0.3)	(8,642)
Information Technology	(0.4)	(10,759)
Consumer Staples	(0.6)	(15,916)
Financials	(1.7)	(48,735)
RIGHTS	—	(4)
OTHER ASSETS IN EXCESS OF LIABILITIES	51.2	1,427,783

NET ASSETS	100.0%	$2,789,860

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Consumer Discretionary	15.8%	$109,491,220
Financials	14.4	99,679,004
Industrials	13.9	96,397,326
Health Care	12.0	82,998,601
Information Technology	11.0	76,270,845
Consumer Staples	8.2	56,601,445
Energy	7.5	51,461,405
Materials	6.6	45,374,414
Technology	1.8	12,672,341
Telecommunication Services	1.2	8,608,275
Basic Industries	1.0	6,850,312
Consumer Services	0.7	5,031,775
Consumer Non-Durables	0.3	2,262,695
Communications	0.2	1,150,268
WARRANTS	0.0	2,563
OPTIONS PURCHASED	0.1	536,938
SECURITIES SOLD SHORT
Consumer Non-Durables	(0.4)	(2,838,308)
Telecommunication Services	(0.8)	(5,821,866)
Capital Goods	(1.5)	(10,591,863)
Energy	(3.4)	(23,457,969)
Consumer Staples	(2.8)	(19,314,105)
Materials	(4.2)	(29,308,143)
Health Care	(5.8)	(40,307,538)
Financials	(6.4)	(43,988,662)
Information Technology	(7.5)	(51,912,704)
Industrials	(9.8)	(68,100,588)
Consumer Discretionary	(13.2)	(90,573,450)
WRITTEN OPTIONS	(0.5)	(3,314,379)
OTHER ASSETS IN EXCESS OF LIABILITIES	61.6	425,974,042

NET ASSETS	100.0%	$691,833,894

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	17.2%	$58,279,988
Industrial	15.2	51,487,794
Information Technology	14.6	49,428,055
Consumer Discretionary	11.9	40,212,851
Health Care	11.9	40,203,014
Materials	8.1	27,231,301
Consumer Staples	7.3	24,546,819
Energy	5.5	18,662,847
Telecommunications Services	1.5	5,086,750
PREFERRED STOCK	0.5	1,558,148
WRITTEN OPTIONS	(0.2)	(824,335)
OTHER ASSETS IN EXCESS OF LIABILITIES	6.5	22,134,887

NET ASSETS	100.0%	$338,008,119

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	7

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.5%
Basic Industries—4.7%
Graphic Packaging Holding Co.	320,342	$3,949,817
Innophos Holdings Inc.	58,172	1,685,825
Multi Packaging Solutions International Ltd. *	84,992	1,303,777
Orchids Paper Products Co.	78,232	2,152,945
PolyOne Corp.	24,836	668,337
Schweitzer-Mauduit International, Inc.	64,648	1,953,662
Sensient Technologies Corp.	15,523	892,262
Steel Dynamics, Inc.	118,918	2,163,118

		14,769,743

Capital Goods—13.5%
Aegion Corp. *	92,345	1,672,368
Ampco-Pittsburgh Corp.	27,156	326,144
BMC Stock Holdings Inc. *	128,281	1,956,285
Cabot Corp.	43,274	1,926,991
CECO Environmental Corp.	131,649	817,540
Cubic Corp.	79,811	2,804,559
Curtiss-Wright Corp.	30,234	2,134,218
Drew Industries, Inc.	77,986	4,693,977
Ferroglobe PLC	133,177	1,046,771
Granite Construction, Inc.	52,368	2,170,654
Hillenbrand, Inc.	34,318	965,022
Minerals Technologies, Inc.	47,909	2,434,735
Olin Corp.	94,054	1,425,859
Orion Marine Group, Inc. *	200,630	720,262
Rofin-Sinar Technologies, Inc. *	41,981	937,856
Terex Corp.	146,783	3,285,003
Tutor Perini Corp. *	76,914	1,027,571
WESCO International, Inc. * (a)	110,868	4,883,735
World Fuel Services Corp.	156,576	7,329,322

		42,558,872

Consumer Durables—2.6%
Strattec Security Corp.	14,028	721,600
Thor Industries, Inc.	67,013	3,711,180
Tower International, Inc.	100,690	2,160,807
Winnebago Industries, Inc. (a)	86,231	1,615,107

		8,208,694

Consumer Non-Durables—2.2%
Nu Skin Enterprises, Inc., Class A (a)	47,910	1,460,776
Steven Madden Ltd. *	105,454	3,711,981
Universal Corp. (a)	31,027	1,690,351

		6,863,108

Consumer Services—17.5%
ABM Industries, Inc.	89,015	2,795,071
American Eagle Outfitters, Inc. (a)	155,220	2,368,657
Ascena Retail Group, Inc. *	100,573	849,842
Barnes & Noble Education, Inc *	106,841	1,141,062
Booz Allen Hamilton Holding Corp.	80,165	2,212,554
Brink’s Co., (The)	33,085	967,736
CBIZ, Inc. *	92,197	977,288
Civeo Corp. *	329,264	293,078

	Number of Shares	Value
Consumer Services—(continued)
Clubcorp Holdings, Inc.	95,463	$1,266,794
Ennis, Inc.	36,758	725,603
Finish Line, Inc., (The), Class A	190,388	3,468,869
FTD Cos., Inc. *	72,235	1,679,464
FTI Consulting, Inc. *	57,734	1,900,026
G&K Services, Inc., Class A	31,037	2,057,753
Group 1 Automotive, Inc.	30,858	1,720,642
Heidrick & Struggles International, Inc.	66,850	1,570,307
Hibbett Sports, Inc. * (a)	32,149	1,141,290
ICF International, Inc. *	47,899	1,618,028
International Speedway Corp., Class A	48,528	1,673,731
KAR Auction Services, Inc.	59,648	2,112,136
Knoll, Inc.	80,792	1,543,127
Korn/Ferry International	31,700	900,914
Live Nation Entertainment, Inc. *	41,226	906,560
MAXIMUS, Inc.	40,371	1,985,042
Navigant Consulting, Inc. *	208,510	3,165,182
Papa Murphy’s Holdings, Inc. * (a)	206,616	2,237,651
Rent-A-Center, Inc.	53,448	682,531
RPX Corp. *	179,508	1,778,924
Starz, Class A *	89,875	2,263,951
Tailored Brands Inc.	191,793	2,961,284
Tetra Tech, Inc.	87,929	2,420,685
Viad Corp.	25,188	714,332
XO Group, Inc. *	73,434	1,048,637

		55,148,751

Energy—3.5%
Bristow Group, Inc.	131,565	2,001,104
Dril-Quip, Inc. *	16,751	908,742
Forum Energy Technologies, Inc. *	75,114	883,341
Parsley Energy, Inc., Class A *	168,142	3,090,450
RSP Permian, Inc. *	127,060	3,038,005
Western Refining, Inc.	40,876	1,090,163

		11,011,805

Finance—23.5%
Air Lease Corp.	122,477	3,680,434
Ameris Bancorp	40,606	1,095,956
AMERISAFE, Inc.	31,788	1,637,082
Assured Guaranty Ltd.	75,015	1,861,122
BBCN Bancorp, Inc.	94,993	1,359,350
CenterState Banks, Inc.	94,091	1,317,274
Columbia Banking System, Inc.	18,952	546,386
Essent Group Ltd. *	208,492	4,013,471
Federal Agricultural Mortgage Corp., Class C	99,035	3,213,686
Fifth Street Finance Corp.	159,010	787,100
First American Financial Corp.	154,819	5,732,948
First Cash Financial Services, Inc.	54,099	2,281,355
First Citizens BancShares, Inc., Class A	5,669	1,327,283
First NBC Bank Holding Co. *	57,390	1,353,256
FirstMerit Corp.	109,043	2,140,514
Flushing Financial Corp.	46,154	953,080
Gladstone Capital Corp. (a)	26,415	180,150
Global Indemnity PLC *	24,527	688,228

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Heritage Financial Corp.	59,371	$1,035,430
Infinity Property & Casualty Corp.	19,233	1,437,859
James Rivers Group Holdings, Ltd.	71,497	2,089,857
Maiden Holdings Ltd. (a)	276,265	3,306,892
Nationstar Mortgage Holdings, Inc. * (a)	133,688	1,580,192
Navient Corp.	219,503	2,377,217
Navigators Group, Inc., (The) *	15,324	1,240,938
Nelnet, Inc., Class A	101,700	3,823,920
OneBeacon Insurance Group Ltd., Class A	106,354	1,373,030
Park Sterling Corp.	75,297	469,100
PHH Corp. *	58,388	529,579
Radian Group, Inc.	246,830	2,665,764
Safety Insurance Group, Inc.	17,370	960,735
Silvercrest Asset Management Group, Inc., Class A	137,966	1,506,589
SLM Corp. *	805,303	4,702,969
StanCorp Financial Group, Inc.	24,031	2,761,162
Stewart Information Services Corp.	94,055	3,174,356
Walker & Dunlop, Inc. *	160,442	3,709,419
Washington Federal, Inc.	49,294	1,044,540

		73,958,223

Health Care—8.8%
Amsurg Corp. *	36,364	2,474,570
Chemed Corp.	28,511	3,663,664
Hanger, Inc. *	76,764	191,142
ICON PLC *	39,191	2,788,832
Integra LifeSciences Holdings Corp. *	50,967	3,127,335
Kindred Healthcare, Inc.	142,684	1,499,609
LHC Group, Inc. *	29,717	1,058,817
LifePoint Health, Inc. *	25,930	1,616,995
Owens & Minor, Inc.	45,794	1,804,742
PAREXEL International Corp. *	38,396	2,253,461
SeaSpine Holdings Corp. *	16,991	214,087
Select Medical Holdings Corp.	153,752	1,505,232
Symmetry Surgical, Inc. *	222,597	2,123,575
U.S. Physical Therapy, Inc.	65,001	3,294,901

		27,616,962

Real Estate Investment Trusts—7.9%
Altisource Residential Corp. (a)	44,539	417,776
American Capital Mortgage Investment Corp.	50,468	697,468
American Residential Properties, Inc.	124,215	1,973,776
Anworth Mortgage Asset Corp.	211,726	995,112
Ares Commercial Real Estate Corp.	185,899	1,812,515
Chatham Lodging Trust	100,928	2,024,616
Colony Capital, Inc., Class A	38,407	629,875
CYS Investments, Inc.	376,437	2,951,266
Gladstone Commercial Corp.	31,082	462,500
Hatteras Financial Corp.	159,361	2,191,214
LaSalle Hotel Properties	66,309	1,614,624

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
MFA Financial, Inc.	495,631	$3,375,247
Monmouth Real Estate Investment Corp.	121,485	1,346,054
Silver Bay Realty Trust Corp.	71,888	988,460
Two Harbors Investment Corp.	453,046	3,511,106

		24,991,609

Technology—10.3%
Bel Fuse, Inc., Class B	97,757	1,451,691
Belden, Inc.	69,468	3,804,762
Brooks Automation, Inc.	160,741	1,567,225
Coherent, Inc. *	25,984	2,198,246
Convergys Corp.	46,611	1,201,632
EnerSys	82,052	4,214,191
Insight Enterprises, Inc. *	33,659	878,500
Magnachip Semiconductor Corp. * (a)	73,244	383,066
NETGEAR, Inc. *	49,761	1,966,057
PC Connection, Inc.	22,388	554,551
Sykes Enterprises, Inc. *	141,470	4,310,591
SYNNEX Corp.	60,397	5,679,130
TeleTech Holdings, Inc.	121,049	3,353,057
Teradyne, Inc.	47,630	908,780

		32,471,479

Transportation—1.2%
Landstar System, Inc.	14,799	876,101
Virgin America, Inc. * (a)	93,645	2,920,787

		3,796,888

Utilities—0.8%
PNM Resources, Inc.	59,669	1,904,634
Pure Cycle Corp. *	146,179	678,271

		2,582,905

TOTAL COMMON STOCK (Cost $281,185,919)		303,979,039

SECURITIES LENDING COLLATERAL—4.7%
BlackRock Liquidity TempFund, Institutional Shares	14,781,094	14,781,094

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,781,094)		14,781,094

TOTAL INVESTMENTS—101.2% (Cost $295,967,013)		318,760,133

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%		(3,800,760)

NET ASSETS—100.0%		$314,959,373

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2016, the market value of securities on loan was $14,395,163.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	9

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$303,979,039	$303,979,039	$—	$—
Securities Lending Collateral	14,781,094	14,781,094	—	—

Total Assets	$318,760,133	$318,760,133	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—101.6%
COMMON STOCK—96.3%
Basic Industries—8.0%
AgroFresh Solutions, Inc. * (a)	322,787	$1,578,429
Alcoa, Inc. (a)	242,691	2,167,231
American Vanguard Corp.	140,650	1,773,597
CF Industries Holdings, Inc.	53,720	1,958,631
Compass Minerals International, Inc.	39,794	2,699,625
Crown Holdings, Inc. *	48,219	2,259,060
Dominion Diamond Corp.	153,313	1,608,253
Eastman Chemical Co. †	36,298	2,328,517
Freeport-McMoRan Copper & Gold, Inc. (a)	338,851	2,585,433
Goldcorp, Inc.	101,541	1,454,067
International Paper Co.	77,249	2,757,789
KapStone Paper and Packaging Corp.	76,706	785,469
Monsanto Co. †	24,669	2,219,963
Mosaic Co., (The)	90,441	2,410,253
Pan American Silver Corp.	144,531	1,386,052
POSCO — ADR	43,285	1,747,415
Potash Corp. of Saskatchewan, Inc.	149,094	2,525,652
Praxair, Inc.	34,638	3,525,802
Reliance Steel & Aluminum Co. †	53,774	3,274,299
Rio Tinto PLC — ADR (a)	110,654	2,888,069
Silver Wheaton Corp.	98,890	1,555,540
UFP Technologies, Inc. * †	151,884	3,397,645
Universal Stainless & Alloy Products, Inc. *	71,555	570,293
US Silica Holdings, Inc.	102,765	1,972,060

		51,429,144

Capital Goods—8.5%
Actuant Corp., Class A †	158,188	3,703,181
AECOM Technology Corp. *	119,905	3,292,591
Aerojet Rocketdyne Holdings, Inc. *	110,149	1,710,614
Alamo Group, Inc.	45,131	2,341,848
Ampco-Pittsburgh Corp.	79,244	951,721
Caterpillar, Inc.	43,306	2,931,816
CECO Environmental Corp.	204,526	1,270,107
Chicago Bridge & Iron Co. NV (a) †	78,159	2,621,453
Colfax Corp. * (a)	96,861	2,451,552
Crane Co. †	33,627	1,649,404
Esterline Technologies Corp. * †	52,832	2,959,120
Fluor Corp. †	77,732	3,578,781
Global Brass & Copper Holdings, Inc.	82,307	1,814,046
Graham Corp.	100,042	1,837,772
Jacobs Engineering Group, Inc. *	54,294	2,098,463
KEYW Holding Corp., (The) *	226,904	1,413,612
NCI Building Systems, Inc. *	184,116	2,014,229
NOW, Inc. *	35,223	569,908
Preformed Line Products Co. †	47,219	1,544,061
Raven Industries, Inc.	129,518	1,979,035
Safran SA — ADR (a)	156,067	2,401,871

	Number of Shares	Value
Capital Goods—(continued)
United Technologies Corp.	41,497	$4,009,440
WESCO International, Inc. * (a)	45,679	2,012,160
World Fuel Services Corp. †	73,524	3,441,658

		54,598,443

Communications—2.4%
Alaska Communications Systems Group, Inc. *	711,135	1,144,927
Cablevision Systems Corp., Class A	59,201	1,925,809
GoldMoney, Inc. *	592,564	2,146,019
Hawaiian Telcom Holdco, Inc. *	64,274	1,544,504
Iridium Communications, Inc. * (a)	190,948	1,323,270
Liberty Global PLC, Series C *	76,452	2,749,214
Marchex, Inc., Class B	140,902	604,470
Verisign, Inc * (a)	49,492	4,181,579

		15,619,792

Consumer Durables—0.6%
CLARCOR Inc.	40,093	1,930,077
Helen of Troy Ltd. *	19,845	1,892,419

		3,822,496

Consumer Non-Durables—6.5%
Amira Nature Foods Ltd. * (a)	111,812	1,423,367
Caleres, Inc.	105,686	2,995,141
Coca-Cola Co., (The)	73,612	3,174,886
Johnson Outdoors, Inc., Class A	73,183	1,604,903
Kraft Heinz Co., (The)	43,180	3,325,724
Leucadia National Corp. †	225,208	3,254,256
Michael Kors Holdings Ltd. *	60,072	3,403,079
Performance Sports Group, Ltd. *	304,329	2,312,900
Procter & Gamble Co.	83,822	6,730,068
Ralph Lauren Corp.	43,015	3,904,041
Tumi Holdings, Inc. *	135,358	2,673,321
Tupperware Brands Corp.	50,841	2,540,016
Unilever NV †	103,663	4,417,080

		41,758,782

Consumer Services—12.0%
Amaya, Inc *	163,959	2,371,528
Atento SA *	171,663	1,426,520
CarMax, Inc. * (a)	41,029	1,898,002
CDI Corp.	228,155	1,113,396
Cenveo, Inc. *	557,114	211,703
Christopher & Banks Corp. *	192,106	270,869
Civeo Corp. *	518,140	461,196
Ctrip.com International Ltd. — ADR *	30,962	1,266,965
CVS Health Corp.	57,158	5,554,043
Deluxe Corp.	51,933	2,981,474
Discovery Communications, Inc. * †	145,691	3,591,283
DSW, Inc., Class A	120,597	3,159,641
Eros International PLC * (a)	239,188	1,911,112
Fogo De Chao, Inc. * (a)	30,000	480,000
Genesco, Inc. * †	37,637	2,483,289
H&R Block, Inc. †	80,823	2,657,460

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	11

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
ICF International, Inc. *	51,201	$1,729,570
International Game Technology PLC	104,356	1,542,382
International Speedway Corp., Class A	48,061	1,657,624
Landauer, Inc.	115,676	3,362,701
Liberty Interactive Corp., Class A * †	112,899	2,865,377
Liberty Ventures, Series A * †	17,109	627,729
Markit Ltd. *	52,311	1,455,292
McDonald’s Corp.	19,777	2,317,667
New Oriental Education & Technology Group, Inc. — Sponsored ADR †	80,903	2,518,510
PRGX Global, Inc. *	158,368	573,292
Realogy Holdings Corp. * †	121,159	3,873,453
Scripps Networks Interactive, Inc., Class A	53,495	3,169,044
Speedway Motorsports, Inc. †	93,121	1,696,665
Tetra Tech, Inc.	57,022	1,569,816
Tiffany & Co.	26,891	1,747,377
Time Warner, Inc. †	95,420	6,316,804
Tropicana Entertainment, Inc. * (a)	88,833	1,421,328
Tuesday Morning Corp. *	175,232	1,179,311
Walgreens Boots Alliance, Inc.	44,552	3,516,935
Wyndham Worldwide Corp.	29,399	2,141,423

		77,120,781

Energy—9.4%
Alerian MLP ETF (a)	391,005	3,956,971
Bristow Group, Inc.	53,839	818,891
California Resources Corp.	7,080	3,980
Canadian Natural Resources Ltd. †	84,274	1,757,956
Core Laboratories NV (a)	20,480	2,149,171
Dawson Geophysical Co. *	536,061	1,827,968
Energen Corp.	94,539	2,503,393
EOG Resources, Inc.	60,496	3,916,511
EQT Corp.	93,305	5,200,821
Exxon Mobil Corp.	95,014	7,615,372
Furmanite Corp. *	94,256	525,948
Gazprom OAO — Sponsored ADR	275,891	1,009,761
Gulf Island Fabrication, Inc.	60,281	537,104
Halliburton Co. †	60,311	1,946,839
Kosmos Energy Ltd. *	332,326	1,621,751
Lukoil PJSC — Sponsored ADR	24,080	854,599
Mitcham Industries, Inc. *	318,075	1,046,467
Occidental Petroleum Corp.	75,631	5,204,925
Parsley Energy, Inc., Class A * †	124,031	2,279,690
Phillips 66	56,543	4,488,949
Rice Energy, Inc. *	65,688	601,702
Schlumberger Ltd.	54,049	3,876,394
Suncor Energy, Inc. †	111,292	2,724,428
TransGlobe Energy Corp.	304,291	438,179
Valero Energy Corp.	61,111	3,671,549

		60,579,319

	Number of Shares	Value
Finance—21.2%
AerCap Holdings NV * †	113,451	$4,053,604
Ally Financial, Inc. *	126,328	2,220,846
American International Group, Inc. †	83,773	4,205,405
Aspen Insurance Holdings Ltd. †	71,095	3,177,236
Axis Capital Holdings Ltd. †	42,988	2,308,886
Bank of America Corp. †	426,950	5,345,414
Berkshire Hathaway, Inc., Class B * †	80,861	10,849,120
BGC Partners Inc., Class A	146,825	1,268,568
Boulevard Acquisition, Corp II *	227,000	2,224,600
Century Bancorp, Inc., Class A †	33,518	1,322,285
Charles Schwab Corp., (The)	134,296	3,364,115
Chubb Ltd. †	46,410	5,361,747
Citigroup, Inc.	150,765	5,857,220
CNinsure, Inc. — ADR *	72,541	523,383
CNO Financial Group, Inc.	114,732	1,999,779
Discover Financial Services	69,126	3,208,829
East West Bancorp, Inc.	107,224	3,213,503
Endurance Specialty Holdings, Ltd. †	78,474	4,886,576
Ezcorp, Inc., Class A *	340,342	986,992
Flushing Financial Corp. †	88,546	1,828,475
Goldman Sachs Group, Inc., (The)	16,932	2,531,842
JPMorgan Chase & Co. †	141,834	7,985,254
Lake Sunapee Bank Group	26,815	392,303
Lazard Ltd., Class A	99,148	3,488,027
Loews Corp.	97,735	3,552,667
Maiden Holdings Ltd. †	646,320	7,736,450
Morgan Stanley	143,188	3,536,744
National Western Life Group, Inc. †	8,710	1,869,253
NorthStar Asset Management Group, Inc.	130,162	1,422,671
Renaissance Holdings Ltd. †	32,540	3,683,528
Sprott, Inc.	4,097,845	5,905,985
State Street Corp.	67,492	3,697,212
SVB Financial Group *	37,067	3,293,403
Synchrony Financial *	157,010	4,231,420
Unum Group	133,676	3,813,776
Validus Holdings Ltd. †	116,153	5,216,431
Virtu Financial, Inc., Class A	86,500	1,929,815
White Mountains Insurance Group Ltd.	4,643	3,560,531

		136,053,895

Health Care—11.0%
Allergan PLC *	8,323	2,414,586
Amag Pharmaceuticals, Inc. * (a)	71,092	1,868,298
Carriage Services Inc. (a)	75,328	1,552,510
Cigna Corp.	23,985	3,348,546
DaVita HealthCare Partners, Inc. * †	68,417	4,513,469
Dynavax Technologies Corp. *	67,643	1,090,405
Express Scripts Holding Co. * †	73,940	5,203,897
Fresenius Medical Care AG & Co. KGaA — ADR (a) †	139,270	5,842,377
Laboratory Corp. of America Holdings * †	39,796	4,371,193

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
LHC Group, Inc. * †	84,894	$3,024,773
McKesson Corp.	23,678	3,684,770
Merck & Co., Inc.	140,442	7,051,593
Perrigo Co., PLC	23,410	2,955,513
Pfizer, Inc. †	139,582	4,141,398
PharMerica Corp. * †	197,514	4,564,549
Sanofi — ADR †	59,487	2,352,711
Sucampo Pharmaceuticals, Inc., Class A *	99,690	1,310,924
Taro Pharmaceutical Industries, Ltd *	8,860	1,283,725
Teva Pharmaceutical Industries Ltd. — Sponsored ADR †	102,373	5,691,939
UnitedHealth Group, Inc.	35,414	4,217,807

		70,484,983

Real Estate Investment Trusts—1.9%
American Capital Agency Corp.	103,119	1,863,360
Blackstone Mortgage Trust, Inc., Class A †	68,882	1,704,141
Lexington Realty Trust	268,540	2,078,500
New Residential Investment Corp.	282,806	3,311,658
Select Income	89,341	1,842,211
Two Harbors Investment Corp. †	212,635	1,647,921

		12,447,791

Technology—13.5%
Alliance Data Systems Corp. *	13,149	2,762,999
ARRIS International PLC *	135,497	3,237,023
Babcock & Wilcox Enterprises, Inc. * †	67,921	1,326,497
CDW Corp.	38,130	1,509,185
Cisco Systems, Inc. †	219,497	5,746,431
Cognizant Technology Solutions Corp., Class A * †	37,355	2,128,488
CPI Card Group, Inc. * (a)	128,994	1,020,343
CSG Systems International, Inc. †	182,149	6,914,376
Dolby Laboratories, Inc. Class A †	123,830	4,891,285
Fairchild Semiconductor International, Inc *	104,420	2,094,665
First Data Corp., Class A *	169,021	2,112,763
First Solar, Inc. *	30,579	2,197,713
Flextronics International Ltd. * †	269,184	2,923,338
Generac Holdings, Inc. * (a)	58,988	2,049,243
Hollysys Automation Technologies, Ltd. *	59,936	1,127,396
Houston Wire & Cable Co.	184,527	994,601
Ingram Micro, Inc., Class A †	103,955	3,721,589
International Business Machines Corp. †	47,737	6,254,979
Jabil Circuit, Inc. †	102,544	2,138,042
Methode Electronics, Inc.	42,519	1,214,768
Microsoft Corp.	122,804	6,248,268
Open Text Corp.	50,405	2,507,145
Oracle Corp. †	95,724	3,520,729
PayPal Holdings, Inc. *	119,497	4,557,616
Quality Systems, Inc.	174,942	2,720,348

	Number of Shares	Value
Technology—(continued)
Science Applications International Corp	52,411	$2,340,151
Sykes Enterprises, Inc. * †	88,761	2,704,548
Syntel, Inc. *	39,807	1,819,976
Tremor Video, Inc. *	378,643	639,907
Vishay Intertechnology, Inc. (a)	284,845	3,372,565

		86,796,977

Transportation—1.4%
ArcBest Corp.	62,350	1,220,190
CH Robinson Worldwide, Inc.	55,323	3,863,205
Costamare, Inc.	129,473	961,984
Expeditors International of Washington, Inc.	36,815	1,685,391
XPO Logistics, Inc. * (a)	58,139	1,439,522

		9,170,292

Utilities—0.5%
AES Corp. †	353,191	3,461,272

TOTAL COMMON STOCK (Cost $610,151,194)		623,343,967

	Number of Contracts
OPTIONS PURCHASED—0.1%
Amira Nature Foods Ltd. Call Options Expires 05/20/16 Strike Price $12.50	1,242	248,400

TOTAL OPTIONS PURCHASED (Cost $180,381)		248,400

	Number of Shares
SECURITIES LENDING COLLATERAL—4.6%
BlackRock Liquidity TempFund, Institutional Shares	29,761,547	29,761,547

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,761,547)		29,761,547

TOTAL INVESTMENTS—101.6% (Cost $640,093,122)		653,353,914

SECURITIES SOLD SHORT—(29.1%)
COMMON STOCK—(29.1%)
Basic Industries—(0.5%)
Kennady Diamonds, Inc. *	(45,900)	(94,989)
NewMarket Corp.	(7,786)	(2,842,980)
Tanzanian Royalty Exploration Corp. *	(171,865)	(57,575)

		(2,995,544)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	13

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Capital Goods—(1.1%)
Applied Energetics, Inc. *	(238,070)	$(857)
DynaMotive Energy Systems Corp. * ‡	(72,185)	(7)
Griffon Corp.	(176,776)	(2,626,891)
InVivo Therapeutics Holdings Corp. *	(84,574)	(396,652)
Middleby Corp., (The) *	(16,650)	(1,541,790)
Smith & Wesson Holding Corp. *	(100,205)	(2,541,199)

		(7,107,396)

Communications—(0.8%)
CTC Communications Group, Inc. * ‡	(98,900)	0
Grubhub, Inc. *	(142,917)	(3,364,266)
Interliant, Inc. * ‡	(600)	0
Rubicon Project, Inc. (The) *	(101,885)	(1,680,084)

		(5,044,350)

Consumer Durables—(1.9%)
iRobot Corp. *	(59,882)	(1,876,702)
Mobileye NV *	(160,262)	(5,202,105)
Qsound Labs, Inc. * ‡	(4,440)	0
Tesla Motors, Inc. *	(27,967)	(5,367,706)

		(12,446,513)

Consumer Non-Durables—(2.2%)
Amish Naturals, Inc. * ‡	(25,959)	0
Amplify Snack Brands, Inc. *	(142,241)	(1,463,660)
Callaway Golf Co.	(180,803)	(1,607,339)
Hain Celestial Group, Inc., (The) *	(62,472)	(2,309,590)
Industrias Bachoco SAB de CV —Sponsored ADR	(48,190)	(2,326,613)
MGP Ingredients, Inc.	(113,640)	(2,658,040)
National Beverage Corp. *	(44,177)	(1,679,610)
Teligent, Inc. *	(102,159)	(597,630)
Valence Technology, Inc. * ‡	(27,585)	(3)
Whitewave Foods Co., (The) *	(37,800)	(1,463,616)

		(14,106,101)

Consumer Services—(6.7%)
AMN Healthcare Services, Inc. *	(128,103)	(3,641,968)
Buffalo Wild Wings, Inc. *	(14,367)	(2,279,325)
CIMPRESS NV *	(45,993)	(4,055,663)
Corporate Resource Services, Inc. *	(218,896)	(153)
DraftDay Fantasy Sports, Inc *	(61)	(34)
Etsy, Inc. *	(133,817)	(1,062,507)
Foot Locker, Inc.	(34,920)	(2,182,500)
Habit Restaurants Inc., (The) *	(95,889)	(1,992,573)
Jamba, Inc. *	(111,749)	(1,482,909)
Netflix, Inc. *	(71,965)	(6,722,251)
Norwegian Cruise Line Holdings Ltd. *	(51,583)	(2,534,273)
Quotient Technology, Inc. *	(158,150)	(1,375,905)
Red Robin Gourmet Burgers, Inc. *	(34,843)	(2,268,279)
Sturm Ruger & Co., Inc.	(30,761)	(2,162,806)
Texas Roadhouse, Inc.	(61,303)	(2,556,948)

	Number of Shares	Value
Consumer Services—(continued)
Tile Shop Holdings, Inc. *	(149,425)	$(1,885,744)
TransEnterix Inc. *	(125,132)	(401,674)
Wayfair, Inc., Class A *	(23,260)	(906,442)
Wingstop, Inc. *	(44,241)	(1,053,821)
Zillow Group, Inc., Class C *	(93,435)	(2,018,196)
Zoe’s Kitchen, Inc. *	(76,789)	(2,682,240)

		(43,266,211)

Energy—(0.3%)
Beard Co. *	(9,710)	(6)
Neste Oil OYJ	(61,662)	(1,930,398)

		(1,930,404)

Finance—(0.9%)
Credit Acceptance Corp. *	(17,000)	(3,350,190)
HealthEquity, Inc. *	(92,838)	(1,932,887)
IDI, Inc. *	(58,888)	(306,218)

		(5,589,295)

Health Care—(4.4%)
Accelerate Diagnostics, Inc. *	(262,289)	(3,155,337)
Alexion Pharmaceuticals, Inc. *	(10,426)	(1,467,981)
athenahealth, Inc. *	(11,828)	(1,526,640)
Blueprint Medicines Corp. *	(52,833)	(915,596)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(62,240)
Concordia Healthcare Corp.	(19,987)	(581,022)
Corindus Vascular Robotics, Inc. *	(572,901)	(773,416)
DexCom, Inc. *	(17,622)	(1,146,487)
Endologix, Inc. *	(183,554)	(1,582,235)
HealthStream, Inc. *	(78,031)	(1,612,901)
IDEXX Laboratories, Inc. *	(24,453)	(1,788,981)
Inogen, Inc. *	(50,942)	(1,741,198)
Intersect ENT Inc. *	(88,106)	(1,592,956)
Intrexon Corp. *	(62,553)	(1,936,015)
NanoString Technologies, Inc *	(77,495)	(933,040)
Nevro Corp. *	(16,149)	(930,182)
Penumbra Inc. *	(24,957)	(1,163,495)
Synergy Pharmaceuticals, Inc. *	(158,374)	(494,127)
TherapeuticsMD, Inc. *	(170,174)	(1,039,763)
Wright Medical Group NV *	(182,082)	(3,111,781)
Zeltiq Aesthetics, Inc. *	(42,334)	(974,952)

		(28,530,345)

Real Estate Investment Trusts—(0.4%)
Digital Realty Trust, Inc.	(27,390)	(2,165,727)

		(2,165,727)

Technology—(8.7%)
2U Inc. *	(76,175)	(1,702,511)
ANTs Software, Inc. * ‡	(10,334)	(1)
Applied Optoelectronics Inc *	(69,117)	(1,243,415)
Arista Networks, Inc. *	(22,331)	(1,530,567)
Atlassian Corp. PLC Class A *	(78,989)	(1,877,569)
Benefitfocus, Inc. *	(33,019)	(1,036,466)
Box, Inc., Class A *	(374,062)	(4,305,454)
Capstone Turbine Corp. *	(33,777)	(39,519)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Cavium, Inc. *	(77,629)	$(4,618,149)
Ciena Corp. *	(97,020)	(1,988,910)
Consygen, Inc. * ‡	(200)	0
Demandware, Inc. *	(36,512)	(1,266,601)
Digimarc Corp. *	(46,780)	(1,416,031)
Ellie Mae, Inc. *	(63,012)	(5,301,200)
Ener1, Inc. * ‡	(102,820)	(10)
GT Advanced Technologies, Inc. *	(198,179)	(9,909)
Guidewire Software, Inc. *	(64,483)	(3,174,498)
HubSpot, Inc. *	(50,858)	(2,118,744)
Inphi Corp. *	(51,588)	(1,305,176)
Neonode, Inc. *	(206,220)	(515,550)
Nestor, Inc. * ‡	(15,200)	(2)
NetSuite, Inc. *	(35,422)	(2,140,197)
Palo Alto Networks, Inc. *	(11,813)	(1,710,404)
Proofpoint, Inc. *	(41,708)	(1,953,603)
Pure Storage Inc. *	(67,213)	(966,523)
RealPage, Inc. *	(113,747)	(2,280,627)
ServiceNow, Inc. *	(35,774)	(1,967,212)
Shopify, Inc. *	(65,337)	(1,462,242)
Tiger Telematics, Inc. * ‡	(6,510)	0
Uni-Pixel, Inc. *	(19,665)	(12,586)
Universal Display Corp. *	(34,486)	(1,647,741)
Veeva Systems, Inc., Class A *	(33,516)	(814,104)
ViaSat, Inc. *	(26,492)	(1,934,181)
Vicor Corp. *	(74,197)	(615,835)
Workday, Inc., Class A *	(80,364)	(4,858,004)
Workiva, Inc. *	(29,691)	(370,544)
WorldGate Communications, Inc. * ‡	(582,655)	(58)
Xybernaut Corp. * ‡	(34,156)	0

		(56,184,143)

Transportation—(0.6%)
Hawaiian Holdings, Inc. *	(87,752)	(3,775,091)

		(3,775,091)

Utilities—(0.6%)
El Paso Electric Co.	(62,539)	(2,554,718)
Genie Energy, Ltd.	(153,241)	(1,420,544)

		(3,975,262)

TOTAL COMMON STOCK (Proceeds $202,137,734)		(187,116,382)

TOTAL SECURITIES SOLD SHORT—(29.1%) (Proceeds $202,137,734)		(187,116,382)

	Number of Contracts	Value
OPTIONS WRITTEN ††—(0.6%)
Anadarko Petroleum Corp. Put Options Expires 01/20/17 Strike Price $25	(13,973)	$(3,549,142)
McDonald’s Corp. Call Options Expires 09/16/16 Strike Price $120	(179)	(87,710)
TransEnterix, Inc. Call Options Expires 07/15/16 Strike Price $5	(1,674)	(108,810)

TOTAL OPTIONS WRITTEN (Premiums received $6,041,328)		(3,745,662)

OTHER ASSETS IN EXCESS OF LIABILITIES—28.1%		180,932,788

NET ASSETS—100.0%		$643,424,658

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2016, the market value of securities on loan was $27,975,892.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2016, short positions amounted to ($81) or 0.0% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	15

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$51,429,144	$51,429,144	$—	$—
Capital Goods	54,598,443	54,598,443	—	—
Communications	15,619,792	15,619,792	—	—
Consumer Durables	3,822,496	3,822,496	—	—
Consumer Non-Durables	41,758,782	41,758,782	—	—
Consumer Services	77,120,781	77,120,781	—	—
Energy	56,622,348	56,622,348	—	—
Finance	136,053,895	136,053,895	—	—
Health Care	70,484,983	70,484,983	—	—
Real Estate Investment Trusts	12,447,791	12,447,791	—	—
Technology	86,796,977	86,796,977	—	—
Transportation	9,170,292	9,170,292	—	—
Utilities	3,461,272	3,461,272	—	—
Exchange Traded Fund	3,956,971	3,956,971	—	—
Options Purchased
Equity Contracts	248,400	248,400	—	—
Securities Lending Collateral	29,761,547	29,761,547	—	—

Total Assets	$653,353,914	$653,353,914	$—	$—

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(2,995,544)	$(2,995,544)	$—	$—
Capital Goods	(7,107,396)	(7,107,389)	—	(7)
Communications	(5,044,350)	(5,044,350)	—	—
Consumer Durables	(12,446,513)	(12,446,513)	—	—
Consumer Non-Durables	(14,106,101)	(14,106,098)	—	(3)
Consumer Services	(43,266,211)	(43,266,211)	—	—
Energy	(1,930,404)	(6)	(1,930,398)	—
Finance	(5,589,295)	(5,589,295)	—	—
Health Care	(28,530,345)	(28,530,345)	—	—
Real Estate Investment Trusts	(2,165,727)	(2,165,727)	—	—
Technology	(56,184,143)	(56,184,072)	—	(71)
Transportation	(3,775,091)	(3,775,091)	—	—
Utilities	(3,975,262)	(3,975,262)	—	—
Options Written
Equity Contracts	(3,745,662)	(3,745,662)	—	—

Total Liabilities	$(190,862,044)	$(188,931,565)	$(1,930,398)	$(81)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—96.6%
COMMON STOCK—96.6%
Basic Industries—6.0%
Avery Dennison Corp. †	634,467	$41,316,491
Barrick Gold Corp.	1,585,699	22,025,359
Berry Plastics Group, Inc. * †	1,707,218	53,145,696
Crown Holdings, Inc. * †	544,287	25,499,846
Graphic Packaging Holding Co. †	5,430,237	66,954,822
Lintec Corp. ‡	555,700	10,297,245
Mosaic Co., (The) †	735,715	19,606,805
Packaging Corp of America †	613,604	29,759,794
PPG Industries, Inc. †	430,447	41,551,049
Stornoway Diamond Corp. *	19,386,145	13,468,571
Sumitomo Osaka Cement Co., Ltd. ‡	3,084,000	11,266,745
Valspar Corp., (The) †	435,091	34,041,520
WestRock Co. †	1,147,305	38,744,490

		407,678,433

Capital Goods—11.8%
AMETEK, Inc.	741,095	34,394,219
BAE Systems PLC	4,247,321	30,110,672
Continental Building Products, Inc. *	1,126,963	19,023,135
CRH PLC	1,376,182	35,075,435
Cubic Corp. †	313,169	11,004,759
Danaher Corp. †	657,992	58,738,946
General Dynamics Corp. †	333,909	45,501,779
Haseko Corp.	1,269,700	10,989,008
Honeywell International, Inc. †	366,151	37,109,404
Huntington Ingalls Industries, Inc. †	393,877	51,621,520
Ingersoll-Rand PLC †	759,923	42,221,322
KION Group AG	312,865	15,546,447
Lockheed Martin Corp. †	330,914	71,407,932
Masco Corp. †	1,153,833	32,538,091
Minerals Technologies, Inc.	379,939	19,308,500
Nitto Denko Corp.	197,700	10,472,031
Northrop Grumman Corp. †	287,858	55,332,065
Prysmian SpA	194,316	3,944,194
Raytheon Co. †	429,180	53,153,943
Safran SA ‡	744,266	46,113,659
Stanley Black & Decker, Inc. †	449,200	42,229,292
Textron, Inc. †	1,379,519	47,110,574
United Technologies Corp. †	336,802	32,541,809

		805,488,736

Communications—5.3%
Alphabet Inc., Class A * †	44,528	31,936,372
Baidu, Inc. — Sponsored ADR * †	162,900	28,250,118
Comcast Corp., Class A †	1,101,122	63,567,773
Dena Co. Ltd.	573,300	8,367,886
IAC/InterActiveCorp.	310,025	13,771,311
Liberty Broadband Corp., Class C * †	374,191	18,848,001
Liberty Global PLC LiLAC, Class C * †	213,629	7,838,048
Liberty Global PLC, Series C * †	1,857,924	66,810,947

	Number of Shares	Value
NetEase, Inc. — ADR †	170,822	$22,994,349
Priceline Group, Inc., (The) *	16,558	20,949,347
Communications—(continued)
Verizon Communications, Inc. †	946,985	48,040,549
Vodafone Group PLC	10,664,682	32,344,830

		363,719,531

Consumer Durables—2.9%
Alpine Electronics, Inc.	695,100	7,851,751
Lear Corp.	173,624	17,596,792
Newell Rubbermaid, Inc. †	1,471,359	55,926,356
PulteGroup, Inc.	1,704,286	29,296,676
Samsung Electronics Co., Ltd.	58,637	55,899,666
Tenneco, Inc. * †	649,539	29,567,015

		196,138,256

Consumer Non-Durables—3.9%
Activision Blizzard, Inc.	803,854	25,458,056
Britvic PLC	3,882,358	37,303,275
Coca-Cola West Co., Ltd.	581,800	13,018,304
Constellation Brands, Inc., Class A †	230,015	32,531,021
Electronic Arts, Inc. *	153,313	9,848,827
Global Brands Group Holding Ltd. *	63,678,000	7,534,980
Imperial Brands PLC	1,115,050	57,554,079
Ontex Group NV	1,100,287	38,689,818
Reynolds American, Inc. †	510,794	25,759,341
Tyson Foods, Inc., Class A †	288,562	18,684,390

		266,382,091

Consumer Services—12.1%
Alibaba Group Holding Ltd. — Sponsored ADR *	322,992	22,225,080
CBS Corp., Class B non-voting shares †	692,387	33,497,683
CVS Health Corp. †	396,623	38,539,857
eBay, Inc. *	1,661,467	39,542,915
Equifax, Inc. †	574,270	60,229,438
H&R Block, Inc. †	1,516,050	49,847,724
ITV PLC ‡	13,661,993	47,051,263
Liberty Media Corp., Class C * †	567,500	19,805,750
Lowe’s Cos., Inc. †	406,142	27,426,769
ManpowerGroup, Inc. †	380,357	29,454,846
Michaels Cos., Inc., (The) *	920,209	21,440,870
Moody’s Corp. †	247,944	22,017,427
New Oriental Education & Technology Group, Inc. — Sponsored ADR	750,106	23,350,800
Office Depot, Inc. *	2,683,971	13,634,573
Omnicom Group, Inc. †	792,632	61,674,696
Phoenix New Media Ltd. — ADR *	1,284,537	4,804,168
ProSiebenSat.1 Media SE	799,109	40,845,027
Randstad Holding NV	671,126	34,605,652
Robert Half International, Inc. †	572,159	22,537,343
Six Flags Entertainment Corp. †	653,162	33,219,819
Starz, Class A *	885,990	22,318,088
Target Corp. †	386,037	30,284,603
TEGNA, Inc. †	1,405,790	34,638,666

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	17

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Time Warner, Inc. †	456,649	$30,230,164
Time, Inc. †	1,059,911	14,944,745
WPP PLC ‡	2,200,220	46,341,832

		824,509,798

Energy—8.0%
Anadarko Petroleum Corp. † #	996,271	37,808,484
California Resources Corp.	70,597	39,683
Canadian Natural Resources Ltd.	1,005,782	20,980,613
Diamondback Energy, Inc. * #	1,075,226	76,609,853
Energen Corp. †	1,181,576	31,288,132
EOG Resources, Inc. #	640,718	41,480,083
EQT Corp. †	377,402	21,036,387
Exxon Mobil Corp. #	862,451	69,125,448
Inpex Corp.	1,509,100	10,879,680
Kosmos Energy Ltd. * †	2,061,427	10,059,764
Marathon Petroleum Corp. † #	565,278	19,360,772
Occidental Petroleum Corp. #	754,099	51,897,093
Parsley Energy, Inc., Class A * †	3,538,088	65,030,057
Phillips 66 #	458,092	36,367,924
Rice Energy, Inc. * †	920,409	8,430,946
RSP Permian, Inc. * †	1,596,453	38,171,191
Viper Energy Partners LP	687,217	10,232,661

		548,798,771

Finance—18.8%
Alleghany Corp. * †	77,433	35,927,363
Allstate Corp., (The) †	669,146	42,464,005
Ally Financial, Inc. * †	1,712,937	30,113,432
American International Group, Inc. †	543,879	27,302,726
Aon PLC †	488,351	46,534,967
Bank of America Corp. †	2,714,709	33,988,157
BB&T Corp. †	1,747,683	56,205,485
Berkshire Hathaway, Inc., Class B * †	349,424	46,882,218
Capital One Financial Corp. †	994,759	65,385,509
Charles Schwab Corp., (The) †	976,019	24,449,276
Chubb Ltd. †	370,825	42,841,412
Citigroup, Inc. †	1,433,235	55,681,180
Citizens Financial Group, Inc. †	1,260,565	24,240,665
CNO Financial Group, Inc.	1,712,628	29,851,106
Discover Financial Services †	1,228,071	57,007,056
Fifth Third Bancorp †	3,688,094	56,280,314
Goldman Sachs Group, Inc., (The) †	239,978	35,883,910
Huntington Bancshares, Inc. †	3,102,787	27,149,386
JPMorgan Chase & Co. †	1,209,127	68,073,850
MetLife, Inc. †	1,002,636	39,664,280
Morgan Stanley	573,670	14,169,649
Navient Corp. †	2,336,371	25,302,898
Raymond James Financial, Inc.	565,098	24,773,896
SLM Corp. *	3,607,936	21,070,346
Standard Chartered PLC	1,637,030	9,739,086
State Street Corp. †	375,363	20,562,385
SunTrust Banks, Inc. †	858,814	28,495,449
Synchrony Financial *	1,070,920	28,861,294
TD Ameritrade Holding Corp. †	872,543	24,937,279

	Number of Shares	Value
Finance—(continued)
Travelers Cos., Inc., (The) †	280,217	$30,128,932
Unum Group †	1,434,660	40,930,850
Validus Holdings Ltd.	499,288	22,423,024
Wells Fargo & Co. †	1,448,346	67,956,394
WR Berkley Corp. †	533,654	27,483,181
XL Group PLC †	1,495,823	51,426,395

		1,284,187,355

Health Care—10.2%
AbbVie, Inc. †	476,501	26,021,720
Anthem, Inc. †	359,677	47,006,187
Cardinal Health, Inc. †	552,530	45,141,701
Celgene Corp. * †	112,923	11,386,026
CIGNA Corp. †	308,976	43,136,139
DaVita HealthCare Partners, Inc. *	446,591	29,461,608
Endo International PLC *	217,363	9,087,947
Express Scripts Holding Co. * †	650,590	45,788,524
Gilead Sciences, Inc. †	465,658	40,628,661
ICON PLC *	379,839	27,029,343
Johnson & Johnson †	497,913	52,385,427
Laboratory Corp. of America Holdings * †	419,783	46,108,965
McKesson Corp. †	241,633	37,602,927
Merck & Co., Inc. †	855,257	42,942,454
Novartis AG — Sponsored ADR	347,241	24,692,308
Perrigo Co., PLC	245,769	31,028,336
Pfizer, Inc. †	1,444,179	42,848,791
St. Jude Medical, Inc. †	494,193	26,533,222
Teva Pharmaceutical Industries Ltd. — Sponsored ADR †	479,687	26,670,597
Zimmer Biomet Holdings, Inc. †	389,053	37,664,221

		693,165,104

Real Estate Investment Trusts—0.6%
American Homes 4 Rent, Class A	645,127	9,031,778
American Residential Properties, Inc.	524,940	8,341,297
Boston Properties, Inc. †	77,233	8,815,375
Host Hotels & Resorts, Inc.	508,192	7,780,420
SL Green Realty Corp.	110,688	9,760,468
Sunstone Hotel Investors, Inc.	1	12

		43,729,350

Technology—15.6%
Alliance Data Systems Corp. *	93,415	19,629,294
Amdocs Ltd. †	768,198	43,602,918
Apple, Inc.	348,031	33,651,117
Arrow Electronics, Inc. * †	1,008,517	57,646,832
Avnet, Inc. †	904,683	37,227,705
Broadcom Ltd. †	440,021	58,949,613
Brocade Communications Systems, Inc. †	2,597,223	25,790,424
CDW Corp. †	1,265,115	50,073,252

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Cisco Systems, Inc. †	1,400,186	$36,656,869
Computer Sciences Corp.	612,740	17,653,039
EMC Corp. †	2,378,542	62,151,302
EVERTEC, Inc. †	688,058	8,187,890
Fidelity National Information Services, Inc. †	464,639	27,065,222
Flextronics International Ltd. * †	5,678,834	61,672,137
Harris Corp. †	708,019	55,239,642
Hewlett Packard Enterprise Co. †	3,166,614	42,020,968
Hollysys Automation Technologies, Ltd. *	515,467	9,695,934
HP, Inc. †	2,871,494	30,696,271
Jabil Circuit, Inc. †	3,442,179	71,769,432
Microsoft Corp. †	1,315,318	66,923,380
ON Semiconductor Corp. *	3,791,479	31,810,509
Oracle Corp. †	2,344,254	86,221,662
PayPal Holdings, Inc. * †	400,665	15,281,363
Qorvo Inc. * †	475,766	21,447,531
TE Connectivity Ltd. †	160,684	9,146,133
Texas Instruments, Inc. †	1,057,945	56,092,244
Total System Services, Inc.	274,931	11,981,493
Western Digital Corp. †	297,145	12,934,722

		1,061,218,898

Transportation—1.0%
Delta Air Lines, Inc. †	1,004,564	48,460,167
United Continental Holdings, Inc. *	308,063	17,639,687

		66,099,854

Utilities—0.3%
AES Corp.	2,353,637	23,065,645

TOTAL COMMON STOCK—96.6% (Cost $6,691,528,674)		6,584,181,822

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90, Expires 07/08/16 *	7,527,500	417,267

TOTAL WARRANTS—0.0% (Cost $773,078)		417,267

TOTAL INVESTMENTS—96.6% (Cost $6,692,301,752)		6,584,599,089

SECURITIES SOLD SHORT—(45.5%)
COMMON STOCK—(45.5%)
Basic Industries—(2.2%)
Air Liquide SA	(191,113)	(19,895,744)
AptarGroup, Inc.	(165,502)	(12,199,152)
Balchem Corp.	(185,215)	(11,718,553)
Ball Corp. †	(184,914)	(12,246,854)
Detour Gold Corp. *	(565,009)	(8,898,996)

	Number of Shares	Value
Basic Industries—(continued)
FMC Corp.	(385,287)	$(14,502,203)
Goldcorp, Inc.	(934,738)	(13,385,448)
International Flavors & Fragrances, Inc.	(156,167)	(16,130,489)
NewMarket Corp.	(61,679)	(22,521,470)
Rotork PLC	(2,880,706)	(6,367,244)
Vale SA — Sponsored ADR	(3,029,277)	(8,906,074)

		(146,772,227)

Capital Goods—(3.6%)
Actuant Corp., Class A	(367,402)	(8,600,881)
Atlas Copco AB, Class A	(791,621)	(17,839,729)
Axalta Coating Systems Ltd. *	(971,112)	(25,210,068)
Caterpillar, Inc.	(217,239)	(14,707,080)
CNH Industrial NV	(1,479,711)	(9,810,484)
Deere & Co.	(231,684)	(18,576,423)
Flowserve Corp.	(343,979)	(14,453,998)
Fortune Brands Home & Security, Inc.	(271,461)	(13,632,771)
Franklin Electric Co., Inc.	(222,912)	(6,653,923)
GEA Group AG	(487,792)	(21,464,023)
KUKA AG	(105,289)	(9,770,406)
MTU Aero Engines Holding AG	(128,063)	(11,644,812)
Sun Hydraulics Corp.	(300,619)	(8,952,434)
TOTO Ltd.	(289,300)	(8,323,285)
Trex Co., Inc. *	(288,596)	(12,429,830)
Wabtec Corp.	(108,440)	(7,655,864)
WW Grainger, Inc.	(82,316)	(17,854,340)
Zardoya Otis SA	(579,242)	(6,167,976)
Zodiac Aerospace	(759,756)	(12,654,360)

		(246,402,687)

Communications—(3.4%)
58.Com, Inc. — ADR *	(216,863)	(11,493,739)
CenturyLink, Inc.	(591,390)	(18,090,620)
Cogent Communications Group, Inc.	(611,942)	(22,458,271)
comScore. Inc, *	(298,399)	(12,279,119)
Costar Group, Inc. *	(66,438)	(11,763,512)
Eutelsat Communications SA	(325,154)	(9,847,354)
Frontier Communications Corp	(3,403,978)	(18,415,521)
j2 Global Communications, Inc.	(159,497)	(11,656,041)
Mercadolibre, Inc.	(161,727)	(16,457,340)
Millicom International Cellular SA — SDR	(316,945)	(15,181,236)
SES SA	(385,613)	(10,111,319)
Sprint Corp. *	(6,523,931)	(22,442,323)
Synchronoss Technologies, Inc. *	(382,789)	(10,721,920)
TalkTalk Telecom Group PLC	(3,007,413)	(9,945,894)
Telefonica SA — Sponsored ADR	(1,759,963)	(17,494,032)
WebMD Health Corp. *	(214,960)	(11,921,682)

		(230,279,923)

Consumer Durables—(1.5%)
Autoliv, Inc.	(262,989)	(27,937,321)
Dorman Products, Inc. *	(177,076)	(8,954,733)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	19

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Durables—(continued)
Ferrari NV *	(323,219)	$(12,275,858)
Leggett & Platt, Inc.	(286,905)	(12,813,177)
Luxottica Group SpA	(312,797)	(17,856,000)
Tesla Motors, Inc. *	(102,852)	(19,740,384)

		(99,577,473)

Consumer Non-Durables—(4.1%)
B&G Foods, Inc.	(610,375)	(21,112,871)
C&C Group PLC	(3,664,016)	(13,693,779)
Casey’s General Stores, Inc.	(145,407)	(15,350,617)
Colgate-Palmolive Co.	(304,934)	(20,015,868)
Kagome Co. Ltd.	(607,800)	(11,423,221)
Kroger Co., (The)	(447,837)	(17,873,175)
McCormick & Co., Inc., non-voting shares	(231,373)	(21,577,846)
Monster Beverage Corp. *	(155,633)	(19,531,942)
Nintendo Co. Ltd.	(78,600)	(11,001,962)
Remy Cointreau SA	(197,329)	(13,618,950)
Tod’s SpA ‡	(207,095)	(15,635,500)
TreeHouse Foods, Inc. *	(222,279)	(18,764,793)
Tsingtao Brewery Co., Ltd. Class H	(3,622,000)	(13,085,008)
Tumi Holdings, Inc. *	(648,614)	(12,810,127)
Under Armour, Inc., Class A *	(241,380)	(20,201,092)
Want Want China Holdings Ltd.	(23,643,000)	(15,650,562)
Whitewave Foods Co., (The) *	(524,505)	(20,308,834)

		(281,656,147)

Consumer Services—(8.5%)
Acxiom Corp. *	(856,191)	(17,757,401)
Amazon.com, Inc. *	(44,596)	(24,640,182)
Aramark	(762,499)	(23,957,719)
Bob Evans Farms, Inc.	(458,128)	(19,658,272)
Buffalo Wild Wings, Inc. *	(159,207)	(25,258,191)
Cheesecake Factory, Inc., (The)	(340,274)	(16,979,673)
Chipotle Mexican Grill, Inc. *	(33,578)	(17,096,574)
Dollar Tree, Inc. *	(314,577)	(25,244,804)
Dollarama., Inc.	(260,838)	(15,183,740)
GrainCorp, Ltd., Class A	(3,600,324)	(20,115,426)
Hennes & Mauritz AB, Class B	(771,515)	(25,002,070)
Lululemon Athletica, Inc. *	(370,135)	(23,218,569)
Medidata Solutions, Inc. *	(630,489)	(21,751,871)
Monro Muffler Brake, Inc.	(403,554)	(27,590,987)
Netflix, Inc. *	(195,799)	(18,289,585)
Nord Anglia Education, Inc. *	(609,006)	(11,808,626)
Norwegian Cruise Line Holdings Ltd. *	(204,820)	(10,062,807)
Pricesmart, Inc.	(285,729)	(22,075,423)
Qunar Cayman Islands Ltd. — ADR *	(165,045)	(6,121,519)
Rollins, Inc.	(502,105)	(13,822,951)
Seek Ltd.	(2,374,667)	(26,212,417)
Societe Television Francaise 1	(1,564,588)	(17,983,632)
Texas Roadhouse, Inc.	(896,375)	(37,387,801)
Tiffany & Co.	(255,922)	(16,629,812)
Tractor Supply Co.	(215,485)	(18,223,566)
VistaPrint NV *	(241,733)	(21,316,016)
Wayfair, Inc., Class A *	(300,587)	(11,713,875)

	Number of Shares	Value
Consumer Services—(continued)
Wendy’s Co., (The)	(1,614,309)	$(15,126,075)
Whitbread PLC	(183,303)	(9,949,117)
Whole Foods Market, Inc.	(565,415)	(17,703,144)

		(577,881,845)

Energy—(2.4%)
Cabot Oil & Gas Corp.	(856,867)	(17,248,733)
Chevron Corp.	(333,237)	(27,805,295)
Continental Resources, Inc. *	(730,605)	(16,935,424)
CVR Energy, Inc.	(254,563)	(6,020,415)
Helmerich & Payne, Inc.	(210,924)	(11,172,644)
Hess Corp.	(365,070)	(15,917,052)
Matador Resources Co. *	(1,113,887)	(17,978,136)
National Oilwell Varco, Inc.	(529,417)	(15,496,036)
Noble Energy, Inc.	(449,397)	(13,257,212)
Transocean Ltd.	(967,279)	(8,366,963)
Weatherford International PLC *	(1,814,109)	(11,610,298)

		(161,808,208)

Finance—(5.5%)
Aberdeen Asset Management PLC	(3,423,621)	(11,419,594)
BancorpSouth, Inc.	(475,116)	(9,464,311)
Bank of East Asia Ltd., (The)	(3,761,200)	(11,929,649)
Bank of Hawaii Corp.	(154,174)	(9,790,049)
Bankia SA	(4,968,007)	(4,213,208)
Bankinter SA	(1,627,309)	(10,724,643)
BOK Financial Corp.	(49,241)	(2,406,408)
Community Bank System, Inc.	(442,590)	(16,389,108)
Credit Acceptance Corp. *	(23,703)	(4,671,150)
Cullen/Frost Bankers, Inc.	(224,441)	(10,757,457)
CVB Financial Corp.	(1,120,698)	(17,404,440)
Eaton Vance Corp.	(610,727)	(17,656,118)
Financial Engines, Inc.	(410,715)	(10,021,446)
First Financial Bankshares, Inc.	(589,940)	(15,580,315)
Glacier Bancorp, Inc.	(612,473)	(14,589,107)
Hang Seng Bank Ltd.	(629,300)	(10,638,983)
HDFC Bank Ltd. — ADR	(184,713)	(9,756,541)
Home Bancshares, Inc.	(132,440)	(5,234,029)
Iberiabank Corp.	(77,618)	(3,700,826)
MB Financial, Inc.	(305,983)	(9,338,601)
Mercury General Corp.	(286,049)	(15,040,456)
New York Community Bancorp, Inc.	(1,222,922)	(18,502,810)
Oversea-Chinese Banking Corp. Ltd.	(1,830,300)	(10,502,816)
PacWest Bancorp	(230,986)	(7,433,129)
Prosperity Bancshares, Inc.	(199,848)	(8,083,852)
Texas Capital Bancshares, Inc. *	(141,759)	(4,583,068)
Trustmark Corp.	(554,085)	(12,123,380)
UMB Financial Corp.	(230,142)	(11,302,274)
United Bankshares, Inc.	(635,365)	(22,263,190)
Valley National Bancorp	(1,363,198)	(12,268,782)
Verisk Analytics, Inc. *	(232,750)	(16,953,510)
Westamerica Bancorporation	(444,734)	(20,008,583)
WisdomTree Investments, Inc.	(1,030,063)	(12,206,247)

		(376,958,080)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(3.5%)
Akorn, Inc. *	(276,793)	$(7,359,926)
Alexion Pharmaceuticals, Inc. *	(36,240)	(5,102,592)
athenahealth, Inc. *	(113,795)	(14,687,521)
BTG PLC *	(940,220)	(8,121,146)
Carl Zeiss Meditec AG	(637,198)	(19,992,685)
Coloplast A/S, Class B	(150,156)	(11,346,643)
Concordia Healthcare Corp.	(259,171)	(7,549,098)
DexCom, Inc. *	(175,046)	(11,388,493)
Elekta AB, B Shares	(2,047,201)	(18,086,883)
Henry Schein, Inc. *	(100,059)	(16,554,762)
IDEXX Laboratories, Inc. *	(265,408)	(19,417,249)
Illumina, Inc. *	(75,440)	(11,334,106)
Intuitive Surgical, Inc. *	(27,046)	(15,228,521)
Kite Pharma, Inc. *	(132,546)	(5,927,457)
Nevro Corp. *	(166,564)	(9,594,086)
Sonova Holding AG	(81,528)	(9,763,220)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(11,019,855)
West Pharmaceutical Services, Inc.	(461,054)	(28,594,569)
Wright Medical Group NV *	(498,706)	(8,522,886)

		(239,591,698)

Real Estate Investment Trusts—(1.3%)
Equinix, Inc.	(116,183)	(35,283,615)
Iron Mountain, Inc.	(836,797)	(24,585,096)
Realty Income Corp.	(515,023)	(30,149,446)

		(90,018,157)

Technology—(7.3%)
Arista Networks, Inc. *	(241,451)	(16,549,052)
Blackbaud, Inc.	(464,917)	(26,281,758)
Cavium, Inc. *	(391,160)	(23,270,108)
Ciena Corp. *	(539,235)	(11,054,318)
Cognex Corp.	(642,059)	(23,762,604)
Dassault Systemes SA	(295,144)	(22,356,697)
Demandware, Inc. *	(150,192)	(5,210,160)
Electronics for Imaging, Inc. *	(482,245)	(19,101,724)
Finisar Corp. *	(1,707,703)	(24,898,310)
Guidewire Software, Inc. *	(455,453)	(22,421,951)
Hexagon AB	(695,622)	(23,617,371)
Infineon Technologies AG	(703,046)	(8,533,201)
Infosys Ltd. — Sponsored ADR	(1,749,290)	(29,423,058)
Itron, Inc. *	(988,823)	(39,394,708)
National Instruments Corp.	(1,302,847)	(37,587,136)
NetSuite, Inc. *	(400,990)	(24,227,816)
Nidec Corp.	(190,200)	(12,739,711)
Proofpoint, Inc. *	(276,892)	(12,969,621)
Telefonaktiebolaget LM Ericsson, Class B	(1,281,678)	(11,771,292)
Unisys, Corp. *	(1,259,584)	(13,565,720)
Veeva Systems, Inc., Class A *	(877,709)	(21,319,552)
Verint Systems, Inc. *	(11,007)	(391,079)
ViaSat, Inc. *	(179,367)	(13,095,585)
Wipro Ltd. — ADR	(2,948,507)	(32,964,308)
Workday, Inc., Class A *	(365,427)	(22,090,062)

		(498,596,902)

	Number of Shares	Value
Transportation—(1.3%)
Heartland Express, Inc.	(755,426)	$(13,899,838)
J.B. Hunt Transport Services, Inc.	(129,545)	(9,882,988)
Keikyu Corp.	(1,599,220)	(14,176,024)
Kintetsu Group Holdings, Co., Ltd.	(2,900,000)	(12,431,680)
Norwegian Air Shuttle ASA *	(301,513)	(9,905,281)
Old Dominion Freight Line, Inc. *	(150,728)	(9,731,000)
Panalpina Welttransport Holding AG, Registered Shares	(100,625)	(9,086,867)
Tobu Railway Co., Ltd.	(2,100,000)	(10,932,833)

		(90,046,511)

Utilities—(0.9%)
Kinder Morgan, Inc.	(1,381,191)	(24,985,745)
Ormat Technologies, Inc.	(504,513)	(19,252,216)
Spectra Energy Corp.	(615,359)	(17,968,483)

		(62,206,444)

TOTAL COMMON STOCK (Proceeds $3,284,948,830)		(3,101,796,302)

TOTAL SECURITIES SOLD SHORT—(45.5%) (Proceeds $3,284,948,830)		(3,101,796,302)

	Number of Contracts
OPTIONS WRITTEN ††—(0.3%)
Anadarko Petroleum Corp. Call Options Expires 05/20/16 Strike Price $35.00	(8,000)	(4,700,000)
Diamondback Energy, Inc. Call Options Expires 03/18/16 Strike Price $75.00	(2,118)	(393,948)
Diamondback Energy, Inc. Call Options Expires 06/17/16 Strike Price $65.00	(4,000)	(4,580,000)
Diamondback Energy, Inc. Call Options Expires 06/17/16 Strike Price $85.00	(2,260)	(678,000)
EOG Resources Call Options Expires 04/15/16 Strike Price $65.00	(2,500)	(1,025,000)
EOG Resources Call Options Expires 07/15/16 Strike Price $70.00	(3,633)	(1,671,180)
Exxon Mobil Corp. Call Options Expires 04/15/16 Strike Price $80.00	(1,719)	(524,295)
Exxon Mobil Corp. Call Options Expires 07/15/16 Strike Price $75.00	(6,000)	(4,770,000)
Occidental Petroleum Corp. Call Options Expires 05/20/16 Strike Price $70.00	(4,500)	(1,665,000)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	21

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Contracts	Value
Phillips 66 Call Options Expires 05/20/16 Strike Price $80.00	(3,435)	$(1,648,800)

TOTAL OPTIONS WRITTEN (Premiums received $19,390,625)		(21,656,223)

ASSETS IN EXCESS OF LIABILITIES—49.2%		3,354,686,821

NET ASSETS—100.0%		$6,815,833,385

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
PLC	—	Public Limited Company
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at February 29, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	1,389,911	$12,785,652	$(561,299)
Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	552,020	17,281,428	916,366

				355,067
Short
First Financial Holding Co., Ltd.	Goldman Sachs	(19,190,000)	8,877,294	(59,891)
Semiconductor Manufacturing International Corp.	Goldman Sachs	(338,540,000)	28,251,327	306,895

				247,004

Net unrealized gain on Contracts for Difference				$602,071

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$407,678,433	$386,114,443	$21,563,990	$—
Capital Goods	805,488,736	653,237,290	152,251,446	—
Communications	363,719,531	323,006,815	40,712,716	—
Consumer Durables	196,138,256	132,386,839	63,751,417	—
Consumer Non-Durables	266,382,091	112,281,635	154,100,456	—
Consumer Services	824,509,798	690,271,676	134,238,122	—
Energy	548,798,771	537,919,091	10,879,680	—
Finance	1,284,187,355	1,274,448,269	9,739,086	—
Health Care	693,165,104	693,165,104	—	—
Real Estate Investment Trusts	43,729,350	43,729,350	—	—
Technology	1,061,218,898	1,061,218,898	—	—
Transportation	66,099,854	66,099,854	—	—
Utilities	23,065,645	23,065,645	—	—
Warrants	417,267	417,267	—	—
Contracts for difference	1,223,261	—	1,223,261	—

Total Assets	$6,585,822,350	$5,997,362,176	$588,460,174	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(146,772,227)	$(120,509,239)	$(26,262,988)	$—
Capital Goods	(246,402,687)	(158,538,096)	(87,864,591)	—
Communications	(230,279,923)	(185,194,120)	(45,085,803)	—
Consumer Durables	(99,577,473)	(81,721,473)	(17,856,000)	—
Consumer Non-Durables	(281,656,147)	(187,547,165)	(94,108,982)	—
Consumer Services	(577,881,845)	(478,619,183)	(99,262,662)	—
Energy	(161,808,208)	(161,808,208)	—	—
Finance	(376,958,080)	(317,529,187)	(59,428,893)	—
Health Care	(239,591,698)	(161,261,266)	(78,330,432)	—
Real Estate Investment Trusts	(90,018,157)	(90,018,157)	—	—
Technology	(498,596,902)	(419,578,630)	(79,018,272)	—
Transportation	(90,046,511)	(33,513,826)	(56,532,685)	—
Utilities	(62,206,444)	(62,206,444)	—	—
Options Written
Equity Contracts	(21,656,223)	(21,656,223)	—	—
Contracts for difference	(621,190)	—	(621,190)	—

Total Liabilities	$(3,124,073,715)	$(2,479,701,217)	$(644,372,498)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	23

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
RIGHTS—0.0%
Technology—0.0%
CVR Banctec, Inc. Escrow Shares * ‡	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—95.3%
Basic Industries—1.7%
Avery Dennison Corp.	69,959	4,555,730
Crown Holdings, Inc. *	118,740	5,562,969
Graphic Packaging Holding Co.	352,537	4,346,781
Huntsman Corp.	132,106	1,434,671
Mosaic Co., (The)	133,195	3,549,647

		19,449,798

Capital Goods—8.9%
Fluor Corp.	99,286	4,571,127
General Electric Co.	951,654	27,731,198
Huntington Ingalls Industries, Inc.	29,334	3,844,514
Ingersoll-Rand PLC	62,792	3,488,724
Masco Corp.	143,016	4,033,051
Oshkosh Corp.	126,273	4,356,419
Parker Hannifin Corp.	34,918	3,533,702
Raytheon Co.	147,683	18,290,540
Stanley Black & Decker, Inc.	84,444	7,938,580
Textron, Inc.	113,660	3,881,489
Timken Co.	152,274	4,542,333
United Technologies Corp.	100,637	9,723,547
WESCO International, Inc. * (a)	119,396	5,259,394

		101,194,618

Communications—1.5%
Comcast Corp., Class A	106,350	6,139,586
IAC/InterActiveCorp.	120,427	5,349,367
NetEase, Inc. — ADR	36,901	4,967,244

		16,456,197

Consumer Durables—1.7%
Brunswick Corp.	65,077	2,768,375
Lear Corp.	59,893	6,070,156
Newell Rubbermaid, Inc. (a)	97,247	3,696,358
Thor Industries, Inc.	127,903	7,083,268

		19,618,157

Consumer Non-Durables—3.5%
Activision Blizzard, Inc.	451,818	14,309,076
Electronic Arts, Inc. *	141,906	9,116,041
PepsiCo, Inc.	104,549	10,226,983
Reynolds American, Inc.	127,933	6,451,661

		40,103,761

Consumer Services—7.7%
Bed Bath & Beyond, Inc. *	85,964	4,121,974
Best Buy Co., Inc.	282,603	9,153,511
eBay, Inc. *	598,022	14,232,924
H&R Block, Inc.	186,442	6,130,213
Hibbett Sports, Inc. * (a)	128,853	4,574,282
Kohl’s Corp.	253,807	11,845,173
Lowe’s Cos., Inc.	88,681	5,988,628

	Number of Shares	Value
Consumer Services—(continued)
ManpowerGroup, Inc.	88,931	$6,886,817
New Oriental Education & Technology Group, Inc. — Sponsored ADR	109,005	3,393,326
Office Depot, Inc. *	443,661	2,253,798
Omnicom Group, Inc.	189,054	14,710,292
Sportsman’s Warehouse Holdings, Inc. *	293,923	3,812,181

		87,103,119

Energy—5.9%
Anadarko Petroleum Corp.	70,405	2,671,870
California Resources Corp.	17,386	9,773
Canadian Natural Resources Ltd. (a)	231,252	4,823,917
Cimarex Energy Co.	38,266	3,215,492
Diamondback Energy, Inc. *	69,693	4,965,626
Energen Corp. (a)	136,402	3,611,925
EOG Resources, Inc.	55,579	3,598,184
EQT Corp.	53,298	2,970,831
Marathon Petroleum Corp.	72,455	2,481,584
Occidental Petroleum Corp.	186,677	12,847,111
Parsley Energy, Inc., Class A *	202,542	3,722,722
Phillips 66	181,800	14,433,102
QEP Resources, Inc.	174,036	1,698,591
Rice Energy, Inc. *	171,794	1,573,633
RSP Permian, Inc. *	67,316	1,609,526
Western Refining, Inc.	85,947	2,292,206

		66,526,093

Finance—27.2%
AFLAC, Inc.	193,359	11,508,728
Alleghany Corp. *	16,535	7,671,909
Allstate Corp., (The)	155,858	9,890,749
Ally Financial, Inc. *	276,446	4,859,921
American Express Co. #	97,766	5,433,834
American International Group, Inc.	217,473	10,917,145
Aon PLC	62,889	5,992,693
Bank of America Corp.	1,257,982	15,749,935
BB&T Corp.	379,700	12,211,152
Capital One Financial Corp.	299,693	19,698,821
Chubb Ltd.	154,746	17,877,805
Citigroup, Inc.	469,207	18,228,692
FCB Financial Holdings, Inc., Class A *	76,329	2,290,633
Fifth Third Bancorp	958,037	14,619,645
Goldman Sachs Group, Inc., (The)	62,959	9,414,259
JPMorgan Chase & Co.	604,790	34,049,677
Loews Corp.	256,009	9,305,927
MetLife, Inc.	184,579	7,301,945
Navient Corp.	454,477	4,921,986
OneBeacon Insurance Group Ltd., Class A (a)	228,350	2,947,999
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	150,481	9,945,289
Raymond James Financial, Inc.	160,956	7,056,311

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
SLM Corp. *	299,581	$1,749,553
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	142,468	7,804,397
Torchmark Corp.	84,829	4,344,941
Travelers Cos., Inc., (The)	120,233	12,927,452
Wells Fargo & Co.	230,696	10,824,256
White Mountains Insurance Group Ltd.	17,570	13,473,730
WR Berkley Corp.	196,459	10,117,638
XL Group PLC	157,776	5,424,339

		308,561,361

Health Care—17.3%
AbbVie, Inc.	114,767	6,267,426
Allscripts Healthcare Solutions, Inc. *	222,591	2,786,839
Amgen, Inc.	143,337	20,393,988
Anthem, Inc.	50,007	6,535,415
Cardinal Health, Inc.	108,730	8,883,241
Cigna Corp.	44,892	6,267,372
Express Scripts Holding Co. *	142,894	10,056,880
Gilead Sciences, Inc.	151,140	13,186,965
Johnson & Johnson	208,492	21,935,443
McKesson Corp.	55,463	8,631,152
Medtronic PLC	155,345	12,022,150
Merck & Co., Inc.	464,957	23,345,491
Novartis AG — Sponsored ADR	194,494	13,830,468
Pfizer, Inc.	347,977	10,324,478
St. Jude Medical, Inc.	259,309	13,922,300
Teva Pharmaceutical Industries Ltd. — Sponsored ADR	173,711	9,658,332
UnitedHealth Group, Inc.	67,040	7,984,464

		196,032,404

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—19.5%
Amdocs Ltd.	117,533	6,671,173
Arrow Electronics, Inc. *	151,697	8,671,000
Avnet, Inc.	187,431	7,712,786
Brocade Communications Systems, Inc.	609,654	6,053,864
Cisco Systems, Inc.	727,175	19,037,441
Computer Sciences Corp.	201,886	5,816,336
EMC Corp.	861,552	22,512,354
Fidelity National Information Services, Inc.	85,192	4,962,434
Flextronics International Ltd. *	973,533	10,572,568
Hewlett Packard Enterprise Co.	839,627	11,141,850
HP, Inc.	553,863	5,920,795
Jabil Circuit, Inc.	290,525	6,057,446
Linear Technology Corp.	90,793	3,960,391
Microsemi Corp. *	228,222	7,903,328
Microsoft Corp.	311,881	15,868,505
ON Semiconductor Corp. *	740,716	6,214,607
Oracle Corp.	614,206	22,590,497
PayPal Holdings, Inc. *	175,443	6,691,396
Qorvo Inc. *	249,840	11,262,787

	Number of Shares	Value
Technology—(continued)
Symantec Corp.	310,713	$5,999,868
TE Connectivity Ltd.	164,677	9,373,415
Texas Instruments, Inc.	106,433	5,643,078
Total System Services, Inc.	148,755	6,482,743
Vishay Intertechnology, Inc. (a)	346,644	4,104,265

		221,224,927

Transportation—0.4%
CH Robinson Worldwide, Inc.	58,750	4,102,512

TOTAL COMMON STOCK (Cost $1,009,457,076)		1,080,372,947

SECURITIES LENDING COLLATERAL—0.8%
BlackRock Liquidity TempFund, Institutional Shares	9,637,947	9,637,947

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,637,947)		9,637,947

TOTAL INVESTMENTS—96.1% (Cost $1,019,095,023)		1,090,010,894

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
American Express Co. Call Options Expires 01/20/2017 Strike Price $62.50	(977)	(230,572)

TOTAL OPTIONS WRITTEN (Premiums received $636,992)		(230,572)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.9%		44,117,409

NET ASSETS—100.0%		$1,133,897,731

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2016, these securities amounted to $0 or 0.0% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2016, these securities amounted to $0 or 0% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At February 29, 2016, the market value of securities on loan was $9,272,163.
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	25

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$1,080,372,947	$1,080,372,947	$—	$—
Rights	—	—	—	—
Securities Lending Collateral	9,637,947	9,637,947	—	—

Total Assets	$1,090,010,894	$1,090,010,894	$—	$—

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(230,572)	$(230,572)	$—	$—

Total Liabilities	$(230,572)	$(230,572)	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.6%
Basic Industries—1.4%
Allegheny Technologies, Inc. (a)	12,000	$160,920
Westmoreland Coal Co. * (a)	41,600	255,840

		416,760

Capital Goods—11.5%
Carpenter Technology Corp.	6,300	187,236
Engility Holdings, Inc. *	11,000	159,610
FreightCar America, Inc.	32,700	486,249
Great Lakes Dredge & Dock Corp. *	175,000	595,000
KBR, Inc.	12,300	170,109
KEYW Holding Corp., (The) *	47,800	297,794
Landec Corp. *	35,300	356,177
Matrix Service Co. *	10,400	191,256
Orion Marine Group, Inc. *	65,100	233,709
Primoris Services Corp.	12,400	264,864
Tutor Perini Corp. *	38,400	513,024

		3,455,028

Communications—0.5%
Iridium Communications, Inc. * (a)	21,200	146,916

Consumer Durables—2.4%
Libbey, Inc.	42,300	703,449

Consumer Non-Durables—3.7%
Callaway Golf Co.	25,200	224,028
Crocs, Inc. *	14,500	141,955
Freshpet, Inc. * (a)	17,700	117,705
Matthews International Corp., Class A	8,000	378,960
Sequential Brands Group, Inc. *	33,100	230,707

		1,093,355

Consumer Services—8.9%
ARC Document Solutions, Inc. *	56,400	197,400
Ascena Retail Group, Inc. * (a)	18,100	152,945
Carmike Cinemas, Inc. *	25,100	550,694
Destination XL Group, Inc. *	15,100	67,195
ICF International, Inc. *	24,100	814,098
Landauer, Inc.	1,000	29,070
MDC Partners, Inc., Class A	26,900	573,508
Shoe Carnival, Inc.	2,500	58,925
Titan Machinery, Inc. *	24,200	230,384

		2,674,219

Energy—4.5%
Approach Resources, Inc. *	122,900	92,654
Bill Barrett Corp. * (a)	123,700	353,782
Gulfport Energy Corp. *	13,900	333,600
Pacific Ethanol, Inc. * (a)	70,200	276,588
TETRA Technologies, Inc. *	56,500	284,760

		1,341,384

Finance—28.8%
Central Pacific Financial Corp.	20,500	408,565
CNO Financial Group, Inc.	25,400	442,722
Customers Bancorp, Inc *	22,600	511,890
Employers Holdings, Inc.	15,800	438,608
FBR & Co.	17,295	301,798

	Number of Shares	Value
Finance—(continued)
First Foundation, Inc. *	6,000	$130,320
FNFV Group *	25,100	255,267
Fulton Financial Corp.	29,300	369,473
Hanover Insurance Group, Inc., (The)	2,500	207,375
Investors Bancorp, Inc.	43,900	496,948
Kearny Financial Corp.	13,400	160,398
Kemper Corp.	19,300	518,784
Kennedy-Wilson Holdings, Inc.	27,400	521,148
Maiden Holdings Ltd. (a)	36,200	433,314
Meridian Bancorp, Inc.	37,700	519,883
National Bank Holdings Corp., Class A	18,400	355,856
Northfield Bancorp, Inc.	36,200	568,702
Popular, Inc.	17,500	463,750
Real Industry, Inc. * (a)	21,900	153,957
State Bank Financial Corp.	30,100	563,472
THL Credit, Inc.	12,300	120,909
United Community Banks, Inc.	20,900	361,779
Yadkin Financial Corp. (a)	16,000	346,400

		8,651,318

Health Care—4.4%
Accuray, Inc. * (a)	121,900	615,595
Alere, Inc. *	2,800	149,240
Invacare Corp. (a)	6,200	75,082
Trinity Biotech PLC — Sponsored ADR * (a)	49,700	487,557

		1,327,474

Real Estate Investment Trusts—13.4%
CatchMark Timber Trust, Inc., Class A	45,400	483,510
Cedar Realty Trust, Inc.	68,500	467,855
Colony Starwood Homes	16,400	360,144
Equity Commonwealth *	20,900	556,567
FelCor Lodging Trust, Inc.	37,500	277,500
Geo Group, Inc., (The)	31,500	914,760
Gramercy Property Trust, Inc.	59,684	450,614
Seritage Growth Properties (a)	9,100	376,376
Two Harbors Investment Corp.	18,700	144,925

		4,032,251

Technology—10.0%
Applied Micro Circuits Corp. *	35,700	206,346
CIBER, Inc. *	99,300	198,600
Computer Task Group, Inc.	6,300	29,799
Digi International, Inc. *	22,200	188,478
Exar Corp. *	102,500	547,350
Finisar Corp. *	8,700	126,846
Generac Holdings, Inc. * (a)	5,900	204,966
Mercury Systems, Inc. *	9,100	148,694
Plantronics, Inc.	4,900	183,750
QAD, Inc., Class A	12,200	238,754
SuperCom Ltd. * (a)	30,500	141,520
Ultratech, Inc. *	20,800	421,824
Viavi Solutions, Inc. *	24,200	158,026
Xcerra Corp. *	37,900	216,409

		3,011,362

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	27

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Transportation—4.2%
Air Transport Services Group, Inc. *	12,400	$143,220
Ardmore Shipping Corp. (a)	20,700	166,428
Celadon Group, Inc.	6,500	58,305
Navigator Holdings Ltd. * (a)	11,600	180,380
Rand Logistics, Inc. *	26,300	25,125
Scorpio Tankers, Inc.	85,000	528,700
Spirit Airlines, Inc. *	600	28,650
StealthGas, Inc. *	38,200	118,802

		1,249,610

Utilities—4.9%
ALLETE Inc.	5,400	286,308
Cadiz, Inc. * (a)	17,800	86,152
California Water Service Group	8,200	202,704
Chesapeake Utilities Corp.	100	6,230
Covanta Holding Corp. (a)	11,700	162,981
PNM Resources, Inc.	7,000	223,440
Portland General Electric Co.	7,100	270,155
South Jersey Industries, Inc.	9,000	229,050

		1,467,020

TOTAL COMMON STOCK (Cost $32,590,086)		29,570,146

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—12.0%
BlackRock Liquidity TempFund, Institutional Shares	3,603,159	$3,603,159

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,603,159)		3,603,159

TOTAL INVESTMENTS—110.6% (Cost $36,193,245)		33,173,305

LIABILITIES IN EXCESS OF OTHER ASSETS—(10.6)%		(3,175,763)

NET ASSETS—100.0%		$29,997,542

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2016 the market value of securities on loan was $3,401,106.

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$29,570,146	$29,570,146	$—	$—
Securities Lending Collateral	3,603,159	3,603,159	—	—

Total Assets	$33,173,305	$33,173,305	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
PREFERRED STOCK—0.5%
South Korea—0.5%
Samsung Electronics Co., Ltd.	1,951	$1,558,148

TOTAL PREFERRED STOCK (Cost $1,928,820)		1,558,148

COMMON STOCK—93.2%
Australia—1.0%
Australia & New Zealand Banking Group Ltd.	219,504	3,501,816

Bermuda—0.6%
Validus Holdings Ltd.	47,969	2,154,288

Canada—0.8%
Barrick Gold Corp.	75,588	1,049,917
Canadian Natural Resources Ltd.	34,961	730,744
HudBay Minerals, Inc.	260,684	768,758

		2,549,419

China—0.6%
Shenzhou International Group Holdings Ltd.	380,000	1,945,403

France—4.3%
Bollore SA	383,137	1,476,882
Cap Gemini SA	39,121	3,250,286
Havas SA	280,805	2,049,712
Safran SA	77,366	4,793,487
Teleperformance SA	39,522	3,051,249

		14,621,616

Germany—6.0%
Allianz SE, Registered Shares	15,892	2,357,225
Aurelius AG	66,387	3,168,293
Bayer AG, Registered Shares	31,577	3,273,539
Henkel AG & Co. KGaA	22,776	2,010,680
KION Group AG	54,039	2,685,230
Merck KGaA	31,517	2,671,299
Muenchener Rueckversicherungs AG, Registered Shares	14,431	2,832,760
NORMA Group AG	25,860	1,336,574

		20,335,600

Hong Kong—0.7%
WH Group Ltd. *	4,087,500	2,373,324

Ireland—4.2%
CRH, Inc.	125,363	3,195,189
Eaton Corp. PLC	21,926	1,243,423
Greencore Group PLC	284,852	1,502,703
Ingersoll-Rand PLC	73,236	4,068,992
Medtronic PLC	53,542	4,143,615

		14,153,922

Israel—0.4%
Teva Pharmaceutical Industries Ltd. — Sponsored ADR	26,281	1,461,224

	Number of Shares	Value
Italy—0.9%
Eni SpA	125,908	$1,760,859
Prysmian SpA	60,502	1,228,059

		2,988,918

Japan—3.8%
Alpine Electronics, Inc.	76,200	860,744
Citizen Holdings Co., Ltd.	342,700	1,881,846
Coca-Cola West Co., Ltd.	68,100	1,523,799
Inpex Corp.	187,500	1,351,759
Lintec Corp.	141,900	2,629,439
Nippon Telegraph & Telephone Corp.	35,200	1,490,626
Nippon Television Holdings, Inc.	84,100	1,437,778
Nitto Denko Corp.	29,800	1,578,485

		12,754,476

Netherlands—2.8%
Koninklijke Ahold NV	233,889	5,121,581
LyondellBasell Industries NV, Class A	38,248	3,067,872
Randstad Holding NV	26,264	1,354,266

		9,543,719

Singapore—0.9%
Flextronics International Ltd. *	282,654	3,069,622

South Korea—0.5%
Samsung Electronics Co., Ltd.	1,709	1,629,219

Switzerland—2.4%
Credit Suisse Group AG, Registered Shares	79,245	1,060,630
Georg Fischer AG, Registered Shares	4,550	3,093,338
Roche Holding AG, Participation Certificate	15,201	3,897,770

		8,051,738

Taiwan—0.6%
Casetek Holdings Ltd.	387,000	2,089,717

United Kingdom—8.6%
BAE Systems PLC	422,108	2,992,464
Berendsen PLC	139,645	2,240,563
HSBC Holdings PLC	195,614	1,243,972
Imperial Brands PLC	102,759	5,303,977
ITV PLC	444,848	1,532,036
Liberty Global PLC LiLAC, Class C *	13,104	480,786
Liberty Global PLC, Series C *	110,290	3,966,028
Melrose Industries PLC	170,161	774,953
Rightmove PLC	22,347	1,215,933
Standard Chartered PLC	182,250	1,084,249
Vodafone Group PLC	1,027,184	3,115,338
WH Smith PLC	85,058	2,130,133
WPP PLC	142,302	2,997,216

		29,077,648

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	29

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—54.1%
Activision Blizzard, Inc.	87,100	$2,758,457
Allstate Corp., (The)	32,785	2,080,536
Ally Financial, Inc. *	94,353	1,658,726
Alphabet, Inc. *	18,496	12,905,954
American International Group, Inc.	30,749	1,543,600
Amgen, Inc.	20,045	2,852,003
Anadarko Petroleum Corp.	50,124	1,902,206
Apple, Inc.	90,486	8,749,091
Bank of America Corp.	128,621	1,610,335
BB&T Corp.	49,294	1,585,295
Berkshire Hathaway, Inc., Class B *	54,019	7,247,729
Berry Plastics Group, Inc. *	126,744	3,945,541
Brunswick Corp.	59,634	2,536,830
Builders FirstSource, Inc. *	87,872	696,825
California Resources Corp.	3,166	1,780
Capital One Financial Corp.	61,592	4,048,442
Chubb Ltd.	41,563	4,801,773
CIGNA Corp.	18,823	2,627,879
Cisco Systems, Inc.	74,238	1,943,551
Comcast Corp., Class A	143,157	8,264,454
CVS Health Corp.	69,062	6,710,755
Diamondback Energy, Inc. *	35,472	2,527,380
Dow Chemical Co., (The)	31,423	1,527,472
eBay, Inc. *	100,423	2,390,067
EOG Resources, Inc.	19,260	1,246,892
FedEx Corp.	10,577	1,447,780
Fifth Third Bancorp	261,737	3,994,107
Graphic Packaging Holding Co.	141,587	1,745,768
Hewlett Packard Enterprise Co.	196,755	2,610,939
Honeywell International, Inc.	33,580	3,403,333
Huntington Bancshares, Inc.	170,897	1,495,349
Johnson & Johnson	54,901	5,776,134
Kennametal, Inc.	101,969	2,052,636
Laboratory Corp. of America Holdings *	38,827	4,264,758
Marathon Petroleum Corp.	61,180	2,095,415
McKesson Corp.	12,971	2,018,547
Merck & Co., Inc.	92,286	4,633,680
Michael Kors Holdings Ltd. *	31,751	1,798,694
Michaels Cos., Inc., (The) *	101,166	2,357,168
Minerals Technologies, Inc.	38,421	1,952,555
Northrop Grumman Corp.	10,593	2,036,186
Occidental Petroleum Corp.	33,823	2,327,699
ON Semiconductor Corp. *	212,594	1,783,664
Parsley Energy, Inc., Class A *	141,565	2,601,965
PayPal Holdings, Inc. *	81,069	3,091,972
Pfizer, Inc.	87,043	2,582,566
Phillips 66	20,975	1,665,205
PPG Industries, Inc.	27,237	2,629,188
Priceline Group, Inc., (The) *	2,110	2,669,593
PulteGroup, Inc.	137,283	2,359,895
Raytheon Co.	48,927	6,059,609
Rofin-Sinar Technologies, Inc. *	57,013	1,273,670
RSP Permian, Inc. *	18,860	450,943
SunTrust Banks, Inc.	72,605	2,409,034
Tenneco, Inc. *	45,941	2,091,234

	Number of Shares	Value
United States—(continued)
United Parcel Service, Inc., Class B	45,128	$4,357,108
United Technologies Corp.	19,352	1,869,790
Unum Group	43,621	1,244,507
Wells Fargo & Co.	87,241	4,093,348
WestRock Co.	93,015	3,141,117
WR Berkley Corp.	44,447	2,289,021

		182,837,750

TOTAL COMMON STOCK (Cost $328,503,359)		315,139,419

TOTAL INVESTMENTS—93.7% (Cost $330,432,179)		316,697,567

	Number of Contracts
OPTIONS WRITTEN ††—(0.2)%
Anadarko Petroleum Corp. Call Options Expires 08/19/2016 Strike Price $32.50	(501)	(453,405)
Eaton Corp. PLC Call Options Expires 07/15/2016 Strike Price $57.50	(185)	(53,650)
Occidental Petroleum Corp. Call Options Expires 05/20/2016 Strike Price $65.00	(285)	(169,575)
Raytheon Co. Call Options Expires 08/19/2016 Strike Price $125.00	(229)	(147,705)

TOTAL OPTIONS WRITTEN (Premiums received $562,018)		(824,335)

OTHER ASSETS IN EXCESS OF LIABILITIES—6.5%		22,134,887

NET ASSETS—100.0%		$338,008,119

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$3,501,816	$—	$3,501,816	$—
Bermuda	2,154,288	2,154,288	—	—
Canada	2,549,419	2,549,419	—	—
China	1,945,403	—	1,945,403	—
France	14,621,616	—	14,621,616	—
Germany	20,335,600	—	20,335,600	—
Hong Kong	2,373,324	—	2,373,324	—
Ireland	14,153,922	9,456,030	4,697,892	—
Israel	1,461,224	1,461,224	—	—
Italy	2,988,918	—	2,988,918	—
Japan	12,754,476	—	12,754,476	—
Netherlands	9,543,719	3,067,872	6,475,847	—
Singapore	3,069,622	3,069,622	—	—
South Korea	1,629,219	—	1,629,219	—
Switzerland	8,051,738	—	8,051,738	—
Taiwan	2,089,717	—	2,089,717	—
United Kingdom	29,077,648	4,446,814	24,630,834	—
United States	182,837,750	182,837,750	—	—
Preferred Stock	1,558,148	—	1,558,148	—

Total Assets	$316,697,567	$209,043,019	$107,654,548	$—

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(824,335)	$(824,335)	$—	$—

Total Liabilities	$(824,335)	$(824,335)	$—	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	31

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—94.7%
COMMON STOCK—94.6%
Australia—0.9%
Australia & New Zealand Banking Group Ltd.	403,718	$6,440,640

		6,440,640

Canada—0.8%
Barrick Gold Corp. †	151,164	2,099,668
HudBay Minerals, Inc.	627,066	1,849,219
Stornoway Diamond Corp. *	2,099,280	1,458,480

		5,407,367

France—3.5%
Bollore SA	997,111	3,843,573
Cap Gemini SA †	81,959	6,809,391
Havas SA	569,498	4,157,002
Safran SA †	87,531	5,423,296
Teleperformance †	51,259	3,957,390

		24,190,652

Germany—5.2%
Aurelius AG †	72,351	3,452,923
Bayer AG, Registered Shares	66,153	6,857,980
Henkel AG & Co. KGaA	52,269	4,614,340
KION Group AG †	122,119	6,068,166
Merck KGaA †	72,794	6,169,830
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	32,113	6,303,682
Norma Group SE	58,107	3,003,259

		36,470,180

Hong Kong—1.6%
Global Brands Group Holding Ltd. *	19,122,000	2,262,695
NewOcean Energy Holdings Ltd.	8,891,101	3,107,487
WH Group Ltd. * 144A	9,839,500	5,713,106

		11,083,288

India—0.6%
Videocon d2h Ltd. ADR * †	652,579	3,980,732

		3,980,732

Ireland—4.6%
CRH PLC †	326,134	8,312,339
Eaton Corp. PLC #	46,403	2,631,514
Greencore Group PLC †	649,198	3,424,767
Ingersoll-Rand PLC † #	157,088	8,727,809
Medtronic PLC †	111,168	8,603,291

		31,699,720

Israel—0.4%
Teva Pharmaceutical Industries Ltd. — Sponsored ADR †	57,319	3,186,936

		3,186,936

Italy—0.9%
Eni SpA	262,235	3,667,430
Prysmian SpA	127,874	2,595,565

		6,262,995

	Number of Shares	Value
Japan—5.3%
Alpine Electronics, Inc.	228,700	$2,583,363
Amano Corp.	573,433	8,320,285
Citizen Holdings Co., Ltd.	863,300	4,740,584
Coca-Cola West Co., Ltd.	146,700	3,282,546
Inpex Corp.	443,053	3,194,139
Lintec Corp.	254,356	4,713,273
Nippon Telegraph & Telephone Corp.	73,896	3,129,298
Nippon Television Holdings, Inc.	181,200	3,097,804
Nitto Denko Corp.	67,042	3,551,168

		36,612,460

Netherlands—2.9%
Koninklijke Ahold NV †	561,709	12,300,016
LyondellBasell Industries NV, Class A † #	59,082	4,738,967
Randstad Holding NV	56,738	2,925,614

		19,964,597

Singapore—1.0%
Flextronics International Ltd. * †	632,996	6,874,337

		6,874,337

South Korea—1.0%
Samsung Electronics Co., Ltd.	3,573	3,406,203
Samsung Electronics Co., Ltd. — Pref.	4,152	3,315,957

		6,722,160

Switzerland—3.8%
ACE Ltd. †	81,371	9,400,792
Credit Suisse Group AG, Registered Shares	174,341	2,333,414
Georg Fischer AG, Registered Shares †	10,966	7,455,284
Roche Holding AG, Participation Certificate †	27,143	6,959,882

		26,149,372

Taiwan—0.7%
Casetek Holdings Ltd.	903,000	4,876,008

		4,876,008

United Kingdom—6.9%
BAE Systems PLC †	480,207	3,404,347
HSBC Holdings PLC †	430,356	2,736,772
Imperial Tobacco Group PLC †	243,107	12,548,136
Liberty Global PLC LiLAC, Class C * †	31,351	1,150,268
Liberty Global PLC, Series C * †	215,158	7,737,082
Melrose Industries PLC	399,238	1,818,224
Rightmove PLC	48,680	2,648,750
Standard Chartered PLC	406,938	2,420,972
Vodafone Group PLC †	1,806,519	5,478,977
WH Smith PLC †	184,490	4,620,238
WPP PLC †	164,366	3,461,936

		48,025,702

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—54.5%
Activision Blizzard, Inc. †	200,251	$6,341,949
Ally Financial, Inc. * †	212,346	3,733,043
Alphabet, Inc., Class C * †	39,107	27,287,691
American International Group, Inc. †	64,609	3,243,372
Amgen, Inc. †	31,374	4,463,893
Anadarko Petroleum Corp. † #	122,875	4,663,106
Apple, Inc. †	147,837	14,294,360
Bank of America Corp. †	436,414	5,463,903
Berkshire Hathaway, Inc., Class B * †	138,130	18,532,902
Berry Plastics Group, Inc. * †	213,667	6,651,454
Brunswick Corp. †	125,789	5,351,064
Builders FirstSource, Inc. * †	400,505	3,176,005
California Resources Corp. †	6,642	3,733
Capital One Financial Corp. †	130,844	8,600,376
Cigna Corp. †	27,110	3,784,827
Cisco Systems, Inc. †	164,638	4,310,223
Coherent, Inc. *	60,816	5,145,034
Comcast Corp., Class A †	192,818	11,131,383
CVS Health Corp. †	151,472	14,718,534
Diamondback Energy, Inc. * #	109,161	7,777,721
Dow Chemical Co., (The) †	92,213	4,482,474
eBay, Inc. * †	119,196	2,836,865
Energen Corp.	115,607	3,061,273
EOG Resources, Inc. † #	65,551	4,243,772
FedEx Corp. †	22,262	3,047,223
Fifth Third Bancorp †	577,556	8,813,505
Genesco, Inc. * †	67,392	4,446,524
Graphic Packaging Holding Co. †	292,990	3,612,567
Hewlett Packard Enterprise Co. †	430,130	5,707,825
Honeywell International, Inc. †	73,373	7,436,354
International Speedway Corp., Class A †	237,998	8,208,551
Johnson & Johnson †	116,077	12,212,461
Kennametal, Inc.	212,450	4,276,619
Laboratory Corp. of America Holdings * †	87,383	9,598,149
Marathon Petroleum Corp. †	121,030	4,145,277
McKesson Corp. †	28,215	4,390,818
Merck & Co., Inc. †	204,361	10,260,966
Michael Kors Holdings Ltd. * †	69,193	3,919,783
Michaels Cos Inc., (The) * †	215,956	5,031,775
Minerals Technologies, Inc. †	76,836	3,904,805
Northrop Grumman Corp.	7,333	1,409,549
Occidental Petroleum Corp. † #	70,944	4,882,366
ON Semiconductor Corp. *	442,926	3,716,149
Parsley Energy, Inc., Class A * †	292,325	5,372,933
PayPal Holdings, Inc. * †	182,604	6,964,516
Pfizer, Inc. †	219,399	6,509,568
Phillips 66 † #	51,100	4,056,829
Priceline Group, Inc., (The) * †	4,562	5,771,888
PulteGroup, Inc. * †	289,741	4,980,648
Raytheon Co. † #	112,094	13,882,842
Rofin-Sinar Technologies, Inc. *	57,453	1,283,500
RSP Permian, Inc. *	41,320	987,961
SunTrust Banks, Inc. †	153,247	5,084,735
Tenneco, Inc. * †	134,156	6,106,781

	Number of Shares	Value
United States—(continued)
United Parcel Service, Inc., Class B † #	94,710	$9,144,250
United Technologies Corp. †	41,282	3,988,667
Unum Group	94,947	2,708,838
Viper Energy Partners LP †	154,290	2,297,378
Wells Fargo & Co. †	183,097	8,590,911
WestRock Co †	202,852	6,850,312

		376,902,780

TOTAL COMMON STOCK (Cost $678,854,038)		654,849,926

WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90 Expires 7/08/16 *	46,241	2,563

		2,563

TOTAL WARRANTS (Cost $4,833)		2,563

OPTIONS PURCHASED ††—0.1%
Buffalo Wild Wings, Inc. Put Options Expires 03/18/2016 Strike Price $125.00	535	14,713
Buffalo Wild Wings, Inc. Put Options Expires 03/18/2016 Strike Price $140.00	535	29,425
Buffalo Wild Wings, Inc. Put Options Expires 06/17/2016 Strike Price $150.00	560	492,800

TOTAL OPTIONS PURCHASED (Cost $1,373,258)		536,938

TOTAL INVESTMENTS—94.7% (Cost $680,232,129)		655,389,427

SECURITIES SOLD SHORT—(56.3%)
COMMON STOCK—(55.8%)
Australia—(0.5%)
GrainCorp, Ltd., Class A	(165,646)	(925,483)
Seek Ltd.	(231,667)	(2,557,223)

		(3,482,706)

Brazil—(0.2%)
Vale SA — Sponsored ADR	(528,894)	(1,554,948)

		(1,554,948)

Canada—(0.7%)
Dollarama Inc.	(38,852)	(2,261,629)
Goldcorp, Inc.	(162,038)	(2,320,384)

		(4,582,013)

China—(1.6%)
58.Com, Inc. — ADR *	(32,096)	(1,701,088)
Qunar Cayman Islands Ltd. —ADR *	(75,537)	(2,801,667)
Semiconductor Manufacturing International, Corp. *	(26,551,000)	(2,194,758)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	33

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
China—(continued)
Want Want China Holdings Ltd.	(5,029,000)	$(3,328,963)
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares	(2,867,600)	(788,280)

		(10,814,756)

Denmark—(0.5%)
Coloplast A/S, Class B	(41,781)	(3,157,210)

		(3,157,210)

Finland—(0.3%)
Neste Oil Oyj	(62,917)	(1,969,687)

		(1,969,687)

France—(2.4%)
Air Liquide SA	(31,591)	(3,288,769)
Cie de Saint-Gobain	(35,589)	(1,374,927)
Edenred	(203,045)	(3,554,837)
Essilor International SA	(18,590)	(2,208,197)
Remy Cointreau SA	(41,993)	(2,898,209)
Societe Television Francaise 1	(98,138)	(1,128,014)
Zodiac Aerospace	(147,429)	(2,455,551)

		(16,908,504)

Germany—(1.5%)
Axel Springer SE	(65,748)	(3,322,701)
GEA Group AG	(89,060)	(3,918,855)
KUKA AG	(37,841)	(3,511,496)

		(10,753,052)

Hong Kong—(1.6%)
ASM Pacific Technology Ltd.	(257,700)	(2,066,401)
Bank of East Asia Ltd. (The)	(1,137,000)	(3,606,299)
Cathay Pacific Airways Ltd.	(1,474,000)	(2,348,196)
Hang Seng Bank Ltd.	(60,900)	(1,029,579)
Noble Group Ltd. *	(9,330,686)	(2,285,394)

		(11,335,869)

Ireland—(0.4%)
C&C Group PLC — Sponsored ADR	(687,723)	(2,570,275)

		(2,570,275)

Italy—(0.9%)
Luxottica Group SpA	(54,149)	(3,091,093)
Tod’s SpA	(37,859)	(2,858,323)

		(5,949,416)

Japan—(3.5%)
Don Quijote Holdings Co. Ltd	(95,900)	(3,205,594)
Keikyu Corp.	(239,000)	(2,118,577)
Keyence Corp.	(4,800)	(2,480,844)
McDonald’s Holdings Co., Ltd.	(157,923)	(3,678,138)
Nidec Corp	(55,700)	(3,730,820)
Oji Holdings Corp.	(618,000)	(2,335,164)
Sanrio Co., Ltd.	(162,400)	(3,179,615)
Takeda Pharmaceutical Co., Ltd.	(49,200)	(2,342,017)
Unicharm Corp.	(65,000)	(1,413,142)

		(24,483,911)

	Number of Shares	Value
Luxembourg—(0.4%)
SES SA	(99,478)	$(2,608,454)

		(2,608,454)

Netherlands—(0.7%)
Fugro NV *	(76,341)	(1,315,283)
Wright Medical Group NV *	(209,330)	(3,577,450)

		(4,892,733)

Singapore—(1.7%)
DBS Group Holdings Ltd.	(260,600)	(2,509,977)
Oversea-Chinese Banking Corp. Ltd.	(550,204)	(3,157,237)
Sembcorp Marine Ltd.	(2,829,600)	(3,069,601)
Singapore Technologies Engineering Ltd	(1,369,600)	(2,910,877)

		(11,647,692)

Spain—(0.8%)
Banco de Sabadell SA	(1,243,387)	(1,969,104)
Industria de Diseno Textil SA	(118,764)	(3,664,474)

		(5,633,578)

Sweden—(2.4%)
Atlas Copco AB, A Shares	(158,762)	(3,577,812)
Autoliv, Inc.	(32,814)	(3,485,831)
Elekta AB, B Shares	(422,900)	(3,736,293)
Hexagon AB, B Shares	(101,920)	(3,460,331)
Telefonaktiebolaget LM Ericsson, B Shares	(244,042)	(2,241,350)

		(16,501,617)

Switzerland—(0.5%)
Sonova Holding AG, Registered Shares	(22,587)	(2,704,860)
Transocean Ltd.	(111,960)	(968,454)

		(3,673,314)

Taiwan—(0.4%)
Mega Financial Holding Co., Ltd.	(3,671,307)	(2,410,592)

		(2,410,592)

United Kingdom—(3.9%)
Aberdeen Asset Management PLC	(499,659)	(1,666,628)
CNH Industrial NV	(469,045)	(3,109,768)
GW Pharmaceuticals PLC — ADR *	(7,607)	(312,648)
IMI PLC	(138,198)	(1,627,212)
Kingfisher PLC	(606,423)	(2,801,243)
Legal & General Group PLC	(459,188)	(1,444,291)
Ocado Group PLC *	(421,997)	(1,520,031)
PZ Cussons PLC	(572,418)	(2,060,817)
Rotork PLC	(1,517,050)	(3,353,146)
Sky PLC	(133,255)	(1,924,497)
Smiths Group PLC	(219,454)	(3,038,843)
Spirax-Sarco Engineering PLC	(56,161)	(2,447,586)
Whitbread PLC	(37,409)	(2,030,444)

		(27,337,154)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(30.9%)
Acadia Healthcare Co., Inc. *	(40,045)	$(2,218,893)
Air Products & Chemicals, Inc.	(19,875)	(2,632,841)
Akorn, Inc. *	(92,739)	(2,465,930)
Amazon.com, Inc. *	(6,418)	(3,546,073)
AmerisourceBergen Corp.	(33,572)	(2,908,007)
AptarGroup, Inc.	(35,869)	(2,643,904)
Arista Networks, Inc. *	(28,336)	(1,942,149)
athenahealth, Inc. *	(17,206)	(2,220,778)
Automatic Data Processing, Inc.	(46,667)	(3,952,228)
Axalta Coating Systems Ltd. *	(141,021)	(3,660,905)
Ball Corp.	(61,442)	(4,069,304)
Bemis Co., Inc.	(67,017)	(3,288,524)
Blackbaud, Inc.	(42,813)	(2,420,219)
BlackRock Inc.	(8,067)	(2,516,581)
Bob Evans Farms, Inc.	(78,156)	(3,353,674)
Buffalo Wild Wings, Inc. *	(26,632)	(4,225,167)
Caterpillar, Inc.	(57,784)	(3,911,977)
Cavium, Inc. *	(56,614)	(3,367,967)
Chevron Corp.	(44,083)	(3,678,286)
Coach, Inc.	(62,680)	(2,440,759)
Cogent Communications Holdings, Inc.	(89,771)	(3,294,596)
Cognex Corp.	(80,769)	(2,989,261)
Colgate-Palmolive Co.	(54,708)	(3,591,033)
Continental Resources, Inc. *	(88,209)	(2,044,685)
Deere & Co.	(39,001)	(3,127,100)
Dollar Tree, Inc. *	(36,093)	(2,896,463)
Dorman Products, Inc. *	(58,491)	(2,957,890)
Eaton Vance Corp.	(106,194)	(3,070,069)
First Financial Bankshares, Inc.	(91,754)	(2,423,223)
FMC Corp.	(96,990)	(3,650,704)
Guidewire Software, Inc. *	(48,302)	(2,377,907)
Halyard Health, Inc. *	(123,496)	(3,151,618)
Home Bancshares, Inc.	(28,464)	(1,124,897)
IDEXX Laboratories, Inc. *	(50,677)	(3,707,529)
j2 Global , Inc.	(23,481)	(1,715,991)
Kinder Morgan, Inc.	(209,407)	(3,788,173)
Kite Pharma, Inc. *	(51,013)	(2,281,301)
Kroger Co., (The)	(63,297)	(2,526,183)
Level 3 Communications, Inc. *	(52,055)	(2,527,270)
lululemon athletica, Inc. *	(41,173)	(2,582,782)
Matador Resources Co. *	(116,608)	(1,882,053)
Mercadolibre Inc	(20,175)	(2,053,008)
Mercury General Corp.	(74,755)	(3,930,618)
Monro Muffler Brake, Inc.	(41,692)	(2,850,482)
Monster Beverage Corp. *	(22,616)	(2,838,308)
National Instruments Corp.	(104,326)	(3,009,805)
National Oilwell Varco, Inc.	(92,290)	(2,701,328)
Netflix, Inc. *	(42,105)	(3,933,028)
NetSuite, Inc. *	(50,725)	(3,064,805)
NewMarket Corp.	(9,650)	(3,523,601)
Noble Energy, Inc.	(83,593)	(2,465,994)
Nordstrom, Inc.	(54,556)	(2,799,814)
Novavax, Inc. *	(436,121)	(1,901,488)
Old Dominion Freight Line, Inc. *	(71,604)	(4,622,754)
Palo Alto Networks, Inc. *	(12,003)	(1,737,914)
Prosperity Bancshares Inc.	(66,900)	(2,706,105)

	Number of Shares	Value
United States—(continued)
ResMed, Inc.	(35,983)	$(2,047,793)
Rockwell Automation, Inc.	(41,384)	(4,307,661)
ServiceNow, Inc. *	(25,995)	(1,429,465)
Skyworks Solutions, Inc.	(37,294)	(2,478,186)
Sun Hydraulics Corp.	(75,343)	(2,243,715)
Tesla Motors, Inc. *	(21,233)	(4,075,250)
TransDigm Group, Inc. *	(13,911)	(2,971,111)
Twitter, Inc. *	(129,546)	(2,347,374)
Ubiquiti Networks, Inc. *	(65,169)	(2,129,071)
UMB Financial Corp.	(62,252)	(3,057,196)
Under Armour, Inc., Class A *	(37,479)	(3,136,618)
Wabtec Corp.	(29,295)	(2,068,227)
Weatherford International PLC *	(413,129)	(2,644,026)
West Pharmaceutical Services, Inc.	(40,586)	(2,517,144)
Westamerica Bancorporation	(95,504)	(4,296,725)
WisdomTree Investments, Inc.	(259,033)	(3,069,541)
Workday, Inc., Class A *	(11,555)	(698,500)
World Wrestling Entertainment, Inc., Class A	(186,599)	(3,119,935)
Yelp, Inc. *	(98,628)	(1,996,231)

		(213,947,715)

TOTAL COMMON STOCK (Proceeds $411,753,466)		(386,215,196)

TOTAL SECURITIES SOLD SHORT—(55.8%) (Proceeds $411,753,466)		(386,215,196)

	Number of Contracts
OPTIONS WRITTEN ††—(0.5%)
Anadarko Petroleum Corp. Call Options Expires 08/19/2016 Strike Price $32.50	(1,105)	(1,000,025)
Diamondback Energy, Inc. Call Options Expires 03/18/2016 Strike Price $80.00	(382)	(19,100)
Diamondback Energy, Inc. Call Options Expires 06/17/2017 Strike Price $70.00	(340)	(290,700)
Eaton Corp PLC. Call Options Expires 07/15/2016 Strike Price $57.50	(392)	(113,680)
EOG Resources, Inc. Call Options Expires 04/15/2016 Strike Price $60.00	(480)	(368,400)
Ingersoll-Rand PLC Call Option Expires 03/18/2016 Strike Price $55.00	(548)	(84,940)
LyondellBasell Industries. Call Options Expires 06/17/2016 Strike Price $75.00	(397)	(359,285)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	35

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Contracts	Value
Occidental Petroleum Corp. Call Options Expires 05/20/2016 Strike Price $65.00 Expires	(599)	$(356,405)
Phillips 66. Call Options Expires 05/20/2016 Strike Price $80.00	(511)	(245,280)
Raytheon Co. Call Options Expires 08/19/2016 Strike Price $125.00	(525)	(338,625)
United Parcel Service, Inc. Call Options Expires 07/15/2016 Strike Price $100.00	(509)	(137,939)

TOTAL OPTIONS WRITTEN (Premiums received $(2,990,589))		(3,314,379)

OTHER ASSETS IN EXCESS OF LIABILITIES—61.6%		425,974,042

NET ASSETS—100.0%		$691,833,894

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2016, these securities amounted to $5,713,106 or 0.83% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
#	—	Security segregated as collateral for options written.

Contracts For Difference held by the Fund at February 29, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Daum KaKao Corp	Goldman Sachs	(30,786)	$2,362,934	$(61,315)
Eclat Textile Company Ltd	Goldman Sachs	(198,000)	2,490,358	250,379
PRADA SpA	Goldman Sachs	(475,000)	1,364,899	94,658
President Chain Store Corp	Goldman Sachs	(504,000)	3,407,657	(10,427)
Sun Art Retail Group	Goldman Sachs	(3,619,500)	2,186,995	(209,266)
Unilever Indonesia Tbk PT	Goldman Sachs	(187,700)	624,477	(18,673)

Net unrealized gain on Contracts for Difference				$45,356

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobervable Inputs
Common Stock
Australia	$6,440,640	$—	$6,440,640	$—
Canada	5,407,367	5,407,367	—	—
France	24,190,652	—	24,190,652	—
Germany	36,470,180		36,470,180	—
Hong Kong	11,083,288	—	11,083,288	—
India	3,980,732	3,980,732	—	—
Ireland	31,699,720	19,962,614	11,737,106	—
Israel	3,186,936	3,186,936	—	—
Italy	6,262,995	—	6,262,995	—
Japan	36,612,460	—	36,612,460	—
Netherlands	19,964,597	4,738,967	15,225,630	—
Singapore	6,874,337	6,874,337	—	—
South Korea	6,722,160	—	6,722,160	—
Switzerland	26,149,372	9,400,792	16,748,580	—
Taiwan	4,876,008	—	4,876,008	—
United Kingdom	48,025,702	8,887,350	39,138,352	—
United States	376,902,780	376,902,780	—	—
Warrants	2,563	2,563	—	—
Options
Equity Contracts	536,938	536,938	—	—
Contracts for Difference	345,037	—	345,037	—

Total Assets	$655,734,464	$439,881,376	$215,853,088	$—

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobervable Inputs
Securities Sold Short
Australia	(3,482,706)	$—	$(3,482,706)	$—
Brazil	(1,554,948)	(1,554,948)	—	—
Canada	(4,582,013)	(4,582,013)	—	—
China	(10,814,756)	(4,502,755)	(6,312,001)	—
Denmark	(3,157,210)	—	(3,157,210)	—
Finland	(1,969,687)	—	(1,969,687)	—
France	(16,908,504)	—	(16,908,504)	—
Germany	(10,753,052)	—	(10,753,052)	—
Hong Kong	(11,335,869)	—	(11,335,869)	—
Ireland	(2,570,275)	—	(2,570,275)	—
Italy	(5,949,416)	—	(5,949,416)	—
Japan	(24,483,911)	—	(24,483,911)	—
Luxembourg	(2,608,454)	—	(2,608,454)	—
Netherlands	(4,892,733)	(3,577,450)	(1,315,283)	—
Singapore	(11,647,692)	—	(11,647,692)	—
Spain	(5,633,578)	—	(5,633,578)	—
Sweden	(16,501,617)	(3,485,831)	(13,015,786)	—
Switzerland	(3,673,314)	(968,454)	(2,704,860)	—
Taiwan	(2,410,592)	—	(2,410,592)	—
United Kingdom	(27,337,154)	(3,422,416)	(23,914,738)	—
United States	(213,947,715)	(213,947,715)	—	—
Options
Equity Contracts	(3,314,379)	(3,314,379)	—	—
Contracts for Difference	(299,681)	—	(299,681)	—

Total Liabilities	$(389,829,256)	$(239,355,961)	$(150,473,295)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	37

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—52.1%
COMMON STOCK—47.9%
Argentina—1.1%
Pampa Energia SA—Sponsored ADR * †	779	$17,302
YPF SA—Sponsored ADR †	721	13,065

		30,367

Brazil—0.8%
Kroton Educacional SA	3,100	7,743
Tegma Gestao Logistica	14,300	14,138

		21,881

China—13.6%
Alibaba Group Holding Ltd.—Sponsored ADR * †	583	40,116
Baidu, Inc.—Sponsored ADR * †	315	54,627
China Communications Services Corp., Ltd., H Shares	26,000	10,461
China Construction Bank Corp., H Shares	41,000	23,958
China Mobile Ltd.	6,500	69,352
Hollysys Automation Technologies, Ltd. *	484	9,104
Industrial & Commercial Bank of China Ltd., H Shares	40,000	19,787
NetEase, Inc.—ADR †	149	20,057
New Oriental Education & Technology Group, Inc.—Sponsored ADR †	1,242	38,663
Tencent Holdings Ltd.	5,100	93,317

		379,442

Hong Kong—3.2%
AIA Group Ltd.	2,800	14,295
NewOcean Energy Holdings Ltd.	76,000	26,562
PAX Global Technology Ltd.	11,000	11,574
Sands China Ltd.	2,800	9,929
WH Group Ltd. *	44,000	25,548

		87,908

India—2.4%
ICICI Bank Ltd.—Sponsored ADR †	3,292	18,666
Tata Motors Ltd.—Sponsored ADR * †	810	18,006
Videocon d2h Ltd. ADR *	5,094	31,073

		67,745

Indonesia—3.0%
Bank Rakyat Indonesia Persero Tbk PT	86,300	71,390
Surya Toto Indonesia Tbk PT	5,800	2,874
Telekomunikasi Indonesia Persero Tbk PT	44,300	10,736

		85,000

Malaysia—0.4%
Malaysian Pacific Industries Bhd	6,400	12,065

Mexico—1.0%
Grupo Televisa SAB—Sponsored ADR †	1,105	28,399

	Number of Shares	Value
Peru—0.7%
Cia de Minas Buenaventura SAA—ADR *	844	$4,406
Cia Minera Milpo SAA	10,109	4,743
Intercorp Financial Services, Inc.	422	10,128

		19,277

Russia—2.4%
PhosAgro OAO—GDR †	2,233	27,683
Sberbank of Russia PJSC—Sponsored ADR	3,626	21,937
Yandex NV, Class A * †	1,254	16,202

		65,822

South Africa—1.8%
JSE Ltd.	779	6,933
Imperial Holdings Ltd.	451	3,410
MTN Group Ltd.	2,148	18,058
Murray & Roberts Holdings Ltd.	12,702	7,180
Net 1 UEPS Technologies, Inc. *	1,729	15,786

		51,367

South Korea—5.6%
KT&G Corp.	124	10,678
POSCO	90	14,514
Samsung Electronics Co., Ltd.	114	108,678
SK Hynix, Inc.	920	22,313

		156,183

Taiwan—4.9%
China Life Insurance Co., Ltd.	41,000	28,284
Hon Hai Precision Industry Co., Ltd.	16,000	37,282
Taiwan Semiconductor Manufacturing Co., Ltd.	16,000	71,583

		137,149

Thailand—0.7%
Krungthai Card PCL	1,200	2,791
Krungthai Card PCL—NVDR	6,700	15,583

		18,374

Turkey—0.2%
Turkcell Iletisim Hizmetleri AS	1,558	5,807

United Kingdom—4.3%
HSBC Holdings PLC	6,233	39,638
Liberty Global PLC LiLAC, Class C * †	1,693	62,118
Standard Chartered PLC	2,990	17,788

		119,544

United States—1.8%
Kosmos Energy Ltd. *	3,069	14,977
Yahoo!, Inc. *	1,089	34,619

		49,596

TOTAL COMMON STOCK (Cost $1,389,540)		1,335,926

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
PREFERRED STOCK—0.6%
South Korea—0.6%
Samsung Electronics Co., Ltd.	21	$16,771

TOTAL PREFERRED STOCK (Cost $18,345)		16,771

EXCHANGE TRADED FUND—3.6%
India—3.6%
iShares MSCI India ETF	4,203	100,956

		100,956

TOTAL EXCHANGE TRADED FUND (Cost $112,665)		100,956

TOTAL INVESTMENTS—52.1% (Cost $1,520,550)		1,453,653

SECURITIES SOLD SHORT—(3.3%)
RIGHTS—0.0%
Mexico—0.0%
Taigen Biopharmaceuticals	(161)	(4)

TOTAL RIGHTS (Cost $0)		(4)

COMMON STOCK—(3.3%)
Brazil—(0.1%)
Gol Linhas Aereas Inteligentes SA—ADR	(640)	(3,699)

China—(2.0%)
58.Com, Inc.—ADR *	(203)	(10,759)
China Taiping Insurance Holdings Co., Ltd.	(4,800)	(9,253)
China Pacific Insurance Group Co., Ltd., H Shares	(2,800)	(9,065)

	Number of Shares	Value
China Life Insurance Co., Ltd., H Shares	(4,000)	$(8,716)
New China Life Insurance Co., Ltd., H Shares	(3,000)	(8,680)
Qunar Cayman Islands Ltd.—ADR *	(233)	(8,642)

		(55,115)

Hong Kong—(0.6%)
Hong Kong Exchanges and Clearing Ltd.	(600)	(13,021)
Noble Group Ltd. *	(15,600)	(3,821)

		(16,842)

United States—(0.6%)
Pricesmart, Inc.	(206)	(15,916)

TOTAL COMMON STOCK (Cost $(91,520))		(91,572)

TOTAL SECURITIES SOLD SHORT—(3.3%) (Proceeds $91,520)		(91,576)

OTHER ASSETS IN EXCESS OF LIABILITIES—51.2%		1,427,783

NET ASSETS—100.0%		$2,789,860

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
PLC	—	Public Limited Company
Sponsored ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Contracts For Difference held by the Fund at February 29, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Ambev SA	Goldman Sachs	$4,500	$20,369	$(579)
Arteris SA	Goldman Sachs	7,400	18,061	59
Astral Foods Ltd.	Goldman Sachs	2,369	16,176	(893)
AU Optronics Corp.	Goldman Sachs	69,000	17,875	860
Banco Bradesco SA	Goldman Sachs	1,600	8,046	505
BB Seguridade Participacoes SA	Goldman Sachs	2,500	14,946	248
Bharti Infratel Ltd.	Goldman Sachs	1,369	7,257	(129)
BR Malls Participacoes SA	Goldman Sachs	4,100	12,912	753
Casetek Holdings Ltd.	Goldman Sachs	3,000	15,145	1,033
Cathay Real Estate Development Co., Ltd.	Goldman Sachs	24,000	9,484	296
China Overseas Land & Investment Ltd.	Goldman Sachs	8,000	23,532	192
China Overseas Property Holdings Ltd.	Goldman Sachs	2,666	298	(3)
China Petroleum & Chemical Corp., Class A	Goldman Sachs	38,100	25,781	(405)
China Resources Land Ltd.	Goldman Sachs	6,000	14,197	100
Cia de Gas de Sao Paulo — COMGAS, Class A	Goldman Sachs	500	5,479	(959)
Daewoo Securities Co., Ltd.	Goldman Sachs	1,830	11,496	379
e-LITECOM Co., Ltd.	Goldman Sachs	1,170	13,642	735
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	Goldman Sachs	15,171	12,290	901

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	39

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Gentera SAB de CV	Goldman Sachs	$2,800	$5,154	$12
Global Brands Group Holding Ltd.	Goldman Sachs	54,000	7,497	(1,113)
Gree Electric Appliances, Inc., Class A	Goldman Sachs	12,700	37,155	251
Grupo GICSA SA de CV	Goldman Sachs	11,900	8,708	437
Hang Fat Ginseng Holdings Co., Ltd.	Goldman Sachs	50,000	387	(78)
Hanwha Corp.	Goldman Sachs	290	8,470	(460)
HwaSung Industrial Co., Ltd.	Goldman Sachs	1,450	14,536	1,460
Hyundai Elevator Co., Ltd.	Goldman Sachs	321	10,696	1,382
Iguatemi Empresa de Shopping Centers SA	Goldman Sachs	2,400	12617	504
Indorama Ventures PCL — NVDR	Goldman Sachs	17,100	9,993	297
Innolux Corp.	Goldman Sachs	57,000	15,877	548
Inter RAO UES PJSC	Goldman Sachs	1,050,000	19,604	2,600
Itau Unibanco Holding SA	Goldman Sachs	2,700	16,887	302
Itausa — Investimentos Itau SA	Goldman Sachs	8,900	15,122	18
JBS SA	Goldman Sachs	9,200	24,912	1,322
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	5,900	54,191	(2,397)
Korea United Pharm, Inc.	Goldman Sachs	1,369	20,071	1,394
KT Corp.	Goldman Sachs	651	15,064	247
Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	2,400	74,984	4,001
LG Chem Ltd.	Goldman Sachs	114	27,285	634
Lojas Renner SA	Goldman Sachs	1,500	6,689	30
M.Video PAO	Goldman Sachs	4,230	13,379	235
Matrix Concepts Holdings Bhd	Goldman Sachs	28,383	16,089	(598)
Matrix Concepts Holdings Bhd	Goldman Sachs	2,983	276	(4)
Meritz Securities Co., Ltd.	Goldman Sachs	3,220	9,100	(361)
Midea Group Co., Ltd., Class A	Goldman Sachs	3,900	16,601	(1,027)
Pegatron Corp.	Goldman Sachs	10,000	23,626	(115)
PetroChina Co., Ltd., Class A	Goldman Sachs	25,000	28,206	(354)
PICC Property & Casualty Co., Ltd., H Shares	Goldman Sachs	34,000	53,951	(2,660)
Playmates Toys Ltd.	Goldman Sachs	76,000	16,900	(968)
PTT Global Chemical PCL — NVDR	Goldman Sachs	10,500	16,011	(265)
PTT PCL — NVDR	Goldman Sachs	4,600	30,812	2,610
Shun Tak Holdings Ltd.	Goldman Sachs	40,000	12,910	(438)
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	Goldman Sachs	18,000	7,199	435
Soulbrain Co., Ltd.	Goldman Sachs	283	8,530	1,204
Surgutneftegas OAO	Goldman Sachs	41,300	24,458	(173)
Tech Mahindra Ltd.	Goldman Sachs	1,064	6,588	(127)
Tongyang Life Insurance Co., Ltd.	Goldman Sachs	970	8,392	(198)
Via Varejo SA	Goldman Sachs	20,700	9,170	2,497
Via Varejo SA	Goldman Sachs	10,100	12,167	(884)
Zhengzhou Yutong Bus Co., Ltd., Class A	Goldman Sachs	17,500	53,623	(2,932)

				10,361
Short
Acer, Inc.	Goldman Sachs	$(15,000)	$(5,341)	$35
Aluminum Corp. of China Ltd., H Shares	Goldman Sachs	(46,000)	(14,536)	(1,169)
B2W Cia Digital	Goldman Sachs	(3,300)	(9,289)	(255)
Bank of East Asia Ltd. (The)	Goldman Sachs	(4,000)	(11,432)	(1,245)
Beijing Properties Holdings Ltd.	Goldman Sachs	(218,000)	(13,721)	(576)
Brilliance China Automotive Holdings Ltd.	Goldman Sachs	(4,000)	(3,437)	182
Career Technology MFG. Co., Ltd.	Goldman Sachs	(9,000)	(5,950)	(145)
Cathay Pacific Airways Ltd.	Goldman Sachs	(6,000)	(9,171)	(379)
Charoen Pokphand Foods PCL	Goldman Sachs	(8,100)	(4,296)	(14)
China Coal Energy Co. Ltd., H Shares	Goldman Sachs	(35,000)	(11,509)	(174)
China Huishan Dairy Holdings Co., Ltd.	Goldman Sachs	(34,000)	(12,796)	44
China Resources Beer Holdings Company Ltd.	Goldman Sachs	(6,000)	(9,927)	214
China Shipping Container Lines Co., Ltd.	Goldman Sachs	(131,200)	(154,036)	6,618
China Shipping Container Lines Co., Ltd., H Shares	Goldman Sachs	(20,000)	(4,110)	260
China Smarter Energy Group Holdings Ltd.	Goldman Sachs	(162,000)	(17,688)	5,192

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
China Yurun Food Group Ltd.	Goldman Sachs	$(41,000)	$(5,319)	$(847)
Chow Tai Fook Jewellery Group Ltd.	Goldman Sachs	(10,600)	(6,862)	534
Cia Brasileira de Distribuicao	Goldman Sachs	(700)	(7,289)	(60)
Cia Siderurgica Nacional SA	Goldman Sachs	(6,800)	(7,581)	(1,439)
Daphne International Holdings Ltd.	Goldman Sachs	(26,000)	(3,206)	(1)
Datang International Power Generation Co., Ltd., H Shares	Goldman Sachs	(52,000)	(13,777)	208
Delta Electronics, Inc.	Goldman Sachs	(3,000)	(12,711)	678
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Goldman Sachs	(5,516)	(126,923)	6,895
Feng TAY Enterprise Co., Ltd.	Goldman Sachs	(1,000)	(5,244)	(156)
Fosun International Ltd.	Goldman Sachs	(3,500)	(4,730)	243
Gamevil, Inc.	Goldman Sachs	(198)	(13,052)	(1,232)
Hiwin Technologies Corp.	Goldman Sachs	(1,000)	(3,756)	(239)
Holcim Indonesia Tbk PT	Goldman Sachs	(106,600)	(7,180)	(205)
Hotel Shilla Co. Ltd.	Goldman Sachs	(81)	(4,402)	223
HTC Corp.	Goldman Sachs	(7,000)	(16,827)	45
Huaneng Renewables Corp., Ltd., H Shares	Goldman Sachs	(58,000)	(12,885)	(529)
Hwa Shin Co., Ltd.	Goldman Sachs	(2,570)	(11,768)	(72)
Hyundai Rotem Co., Ltd.	Goldman Sachs	(854)	(9,255)	(1,002)
Imperial Pacific International Holdings Ltd.	Goldman Sachs	(240,000)	(4,624)	741
JHSF Participacoes SA	Goldman Sachs	(55,700)	(17,041)	463
KEPCO Engineering & Construction Co., Inc.	Goldman Sachs	(240)	(4,967)	(336)
KuangChi Science Ltd.	Goldman Sachs	(15,000)	(5,992)	145
Kumho Tire Co., Inc.	Goldman Sachs	(2,440)	(13,897)	(1,617)
Louis XIII Holdings Ltd.	Goldman Sachs	(15,000)	(3,873)	(220)
MediaTek, Inc.	Goldman Sachs	(1,000)	(6,355)	(686)
Mercadolibre, Inc.	Goldman Sachs	(127)	(12,162)	(762)
Neo Solar Power Corp.	Goldman Sachs	(14,000)	(9,360)	(625)
Opko Health, Inc.	Goldman Sachs	(709)	(5,665)	(929)
Paradise Co. Ltd.	Goldman Sachs	(1,040)	(12,330)	(67)
Perusahaan Gas Negara Persero Tbk	Goldman Sachs	(29,100)	(5,385)	(286)
Petra Foods Ltd.	Goldman Sachs	(8,900)	(13,576)	(1,266)
PGE Polska Grupa Energetyczna SA	Goldman Sachs	(1,741)	(6,082)	398
Poly Property Group Co., Ltd.	Goldman Sachs	(43,000)	(11,378)	(325)
Prada SpA	Goldman Sachs	(4,700)	(14,429)	937
Precious Shipping PCL, NVDR	Goldman Sachs	(98,000)	(13,146)	(152)
President Chain Store Corp.	Goldman Sachs	(2,000)	(13,462)	(41)
Quanta Computer, Inc.	Goldman Sachs	(4,000)	(6,491)	(219)
Samsung SDI Co. Ltd.	Goldman Sachs	(72)	(5,603)	(245)
Sany Heavy Equipment International Holdings Co., Ltd.	Goldman Sachs	(48,000)	(9,372)	(427)
Sembcorp Marine Ltd.	Goldman Sachs	(9,200)	(10,296)	293
Semiconductor Manufacturing International, Corp.	Goldman Sachs	(96,000)	(8,015)	87
Shangri-La Asia Ltd.	Goldman Sachs	(16,000)	(14,531)	(598)
Sincere Watch Hong Kong Ltd.	Goldman Sachs	(40,000)	(2,620)	153
Ssangyong Motor Co.	Goldman Sachs	(1,690)	(9,515)	(1,311)
Sungwoo Hitech Co., Ltd.	Goldman Sachs	(1,335)	(8,887)	(473)
Surya Citra Media Tbk PT	Goldman Sachs	(30,400)	(6,822)	304
Taigen Biopharmaceuticals Holdings Ltd.	Goldman Sachs	(7,000)	(5,974)	46
Tingyi Cayman Islands Holding Corp.	Goldman Sachs	(14,000)	(13,446)	262
Trinity Ltd.	Goldman Sachs	(78,000)	(9,719)	(198)
Tsingtao Brewery Co., Ltd., H Shares	Goldman Sachs	(3,000)	(10,906)	77
UMW Holdings Bhd	Goldman Sachs	(4,100)	(6,738)	(145)
Unilever Indonesia Tbk PT	Goldman Sachs	(4,700)	(15,130)	(447)
Vale SA — Sponsored ADR	Goldman Sachs	(2,209)	(6,119)	(376)
VimpelCom Ltd. — Sponsored ADR	Goldman Sachs	(2,137)	(7,202)	(363)
Wijaya Karya Persero Tbk PT	Goldman Sachs	(49,200)	(9,960)	481
Yashili International Holdings Ltd.	Goldman Sachs	(58,000)	(14,155)	1,936
Yulon Motor Co., Ltd.	Goldman Sachs	(11,000)	(9,520)	(162)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	41

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (concluded)	PORTFOLIO OF INVESTMENTS

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Zhuzhou CSR Times Electric Co., Ltd., H Shares	Goldman Sachs	$(1,500)	$(7,428)	$103
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares	Goldman Sachs	(14,600)	(3,882)	(128)

				5,654

Net unrealized gain on Contracts for Difference				$16,015

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Argentina	$30,367	$30,367	$—	$—
Brazil	21,881	21,881	—	—
China	379,442	162,567	216,875	—
Hong Kong	87,908	—	87,908	—
India	67,745	67,745	—	—
Indonesia	85,000	2,874	82,126	—
Malaysia	12,065	—	12,065	—
Mexico	28,399	28,399	—	—
Peru	19,277	19,277	—	—
Russia	65,822	65,822	—	—
South Africa	51,367	22,966	28,401	—
South Korea	156,183	10,678	145,505	—
Taiwan	137,149	—	137,149	—
Thailand	18,374	—	18,374	—
Turkey	5,807	—	5,807	—
United Kingdom	119,544	62,118	57,426	—
United States	49,596	49,596	—	—
Preferred Stocks	16,771	—	16,771	—
Exchange Traded Fund	100,956	100,956	—	—
Contracts for Difference	56,278	—	56,278	—

Total Assets	$1,509,931	$645,246	$864,685	$—

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Common Stock
Brazil	$(3,699)	$(3,699)	$—	$—
China	(55,115)	(19,401)	(35,714)	—
Hong Kong	(16,842)	—	(16,842)	—
United States	(15,916)	(15,916)	—	—
Rights	(4)	—	(4)	—
Contracts for Difference	(40,263)	—	(40,263)	—

Total Liabilities	$131,839	$(39,016)	$(92,823)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$318,760,133	$653,105,514	$6,584,599,089	$1,090,010,894
Investments in purchased options, at value (primary risk exposure is equity contracts¯	—	248,400	—	—
Cash	18,941,304	23,849,185	186,591,084	59,912,902
Foreign currency, at value #	—	1,543,231	728,323,453	—
Receivables
Investments sold	1,505,612	11,710,267	78,301,493	5,660
Deposits with brokers for securities sold short	—	194,853,101	2,460,408,035	—
Dividends and interest	246,660	964,612	12,368,720	2,367,236
Capital shares sold	372,324	2,755,809	22,734,958	3,798,286
Unrealized gain on contracts for difference	—	—	1,223,261	—
Prepaid expenses and other assets	17,255	54,008	454,329	51,137

Total assets	339,843,288	889,084,127	10,075,004,422	1,156,146,115

LIABILITIES
Securities sold short, at fair value ‡	$—	$187,116,382	$3,101,796,302	$—
Options written, at value *	—	3,745,662	21,656,223	230,572
Payables
Securities lending collateral	14,781,094	29,761,547	—	9,637,947
Investments purchased	9,527,500	19,358,709	39,709,654	10,006,777
Capital shares redeemed	209,490	3,603,334	37,729,724	1,482,259
Due to prime broker	—	706,078	46,259,356	—
Investment advisory fees	207,986	1,087,986	6,772,235	562,194
Custodian fees	9,440	—	8,709	12,802
Distribution and service fees	21,093	17,003	53,565	56,826
Dividends on securities sold-short	—	10,647	3,677,539	—
Administration and accounting fees	69,775	143,931	691,138	179,319
Prime broker interest payable	—	14	1,092	—
Unrealized loss on contracts for difference	—	—	621,190	—
Other accrued expenses and liabilities	57,537	108,176	194,310	79,688

Total liabilities	24,883,915	245,659,469	3,259,171,037	22,248,384

Net Assets	$314,959,373	$643,424,658	$6,815,833,385	$1,133,897,731

NET ASSETS CONSIST OF
Par value	$16,771	$35,349	$479,434	$57,797
Paid-in capital	302,953,906	638,428,539	6,765,173,494	1,056,768,110
Undistributed net investment income/(accumulated net investment loss)	949,100	(28,649,705)	(16,838,531)	2,507,168
Accumulated net realized gain/(loss) from investments, securities sold short, contracts for difference and foreign currency	(11,753,524)	3,131,763	(6,508,657)	3,242,365
Net unrealized appreciation/(depreciation) on investments, securities sold short, written options and foreign currency translation	22,793,120	30,478,712	73,527,645	71,322,291

Net Assets	$314,959,373	$643,424,658	$6,815,833,385	$1,133,897,731

INSTITUTIONAL CLASS
Net assets	$205,024,442	$558,079,982	$6,543,326,539	$835,847,868
Shares outstanding	10,762,127	30,343,653	460,009,459	42,559,244

Net asset value, offering and redemption price per share	$19.05	$18.39	$14.22	$19.64

INVESTOR CLASS
Net assets	$109,934,931	$85,344,676	$272,506,846	$298,049,863
Shares outstanding	6,008,688	5,005,752	19,424,432	15,237,854

Net asset value, offering and redemption price per share	$18.30	$17.05	$14.03	$19.56

† Investment in securities, at cost	$295,967,013	$639,912,741	$6,692,301,752	$1,019,095,023
¯Investment in purchased options, at cost	$—	$180,381	$—	$—
^ Includes market value of securities on loan	$14,395,163	$27,975,892	$—	$9,272,163
# Foreign currency, at cost	$—	$1,642,329	$728,486,109	$—
‡ Proceeds received, securities sold short	$—	$202,137,734	$3,284,948,830	$—
* Premiums received, options written	$—	$6,041,328	$19,390,625	$636,992

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	43

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund
ASSETS
Investments in securities, at value † ^	$33,173,305	$316,697,567	$654,852,489	$1,453,653
Investments in purchased options, at value (primary risk exposure is equity contracts) ¯	—	—	536,938	—
Cash	324,418	13,643,381	38,370,823	1,186,513
Foreign currency, at value #	—	8,528	—	74,797
Receivables
Investments sold	302,234	1,515,888	28,888,093	252,586
Deposits with brokers for securities sold short	—	—	380,814,473	121,160
Dividends and interest	42,481	577,145	1,305,656	9,979
Capital shares sold	—	7,244,373	4,094,270	194
Unrealized gain on contracts for difference	—	—	345,037	56,278
Prepaid expenses and other assets	10,367	25,498	90,362	27,302

Total assets	33,852,805	339,712,380	1,109,298,141	3,182,462

LIABILITIES
Securities sold short, at fair value ‡	$—	$—	$386,215,196	$91,576
Options written, at value *	—	824,335	3,314,379	—
Foreign cash overdraft	—	—	3,742,831	—
Payables
Securities lending collateral	3,603,159	—	—	—
Investments purchased	144,691	595,859	21,708,585	222,206
Capital shares redeemed	44,574	—	739,505	—
Due to prime broker	—	—	160,623	91
Investment advisory fees	4,763	193,244	806,851	—
Custodian fees	4,102	6,731	5,099	9,917
Distribution and service fees	—	—	6,514	—
Dividends on securities sold-short	—	—	344,014	2,113
Administration and accounting fees	22,052	70,640	115,986	6,225
Prime broker interest payable	—	—	—	2,271
Unrealized loss on contracts for difference	—	—	299,681	40,263
Other accrued expenses and liabilities	31,922	13,452	4,983	17,940

Total liabilities	3,855,263	1,704,261	417,464,247	392,602

Net Assets	$29,997,542	$338,008,119	$691,833,894	$2,789,860

NET ASSETS CONSIST OF
Par value	$2,328	$24,901	$66,979	$280
Paid-in capital	34,883,858	368,079,008	702,957,576	2,808,346
Undistributed net investment income/(accumulated net investment loss)	139,668	4,151,045	2,960,482	(36,842)
Accumulated net realized gain/(loss) from investments, securities sold short, contracts for difference and foreign currency	(2,008,372)	(20,236,171)	(14,570,410)	69,579
Net unrealized appreciation/(depreciation) on investments, securities sold short, written options and foreign currency translation	(3,019,940)	(14,010,664)	419,267	(51,503)

Net Assets	$29,997,542	$338,008,119	$691,833,894	$2,789,860

INSTITUTIONAL CLASS
Net assets	$29,997,542	$338,008,119	$660,729,443	$2,789,860
Shares outstanding	2,328,254	24,900,872	63,954,950	280,088

Net asset value, offering and redemption price per share	$12.88	$13.57	$10.33	$9.96

INVESTOR CLASS
Net assets	$—	$—	$31,104,451	$—
Shares outstanding	—	—	3,023,562	—

Net asset value, offering and redemption price per share	$—	$—	$10.29	$—

† Investment in securities, at cost	$36,193,245	$330,432,179	$678,858,871	$1,520,550
¯Investments in purchased options, at cost	$—	$—	$1,373,258	$—
^ Includes market value of securities on loan	$3,401,106	$—	$—	$—
# Foreign currency, at cost	$—	$8,765	$—	$74,872
‡ Proceeds received, securities sold short	$—	$—	$411,753,466	$91,520
* Premiums received, options written	$—	$562,018	$2,990,589	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (unaudited)

STATEMENTS OF OPERATIONS

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
Investment Income
Dividends †	$3,162,144	$5,291,715	$83,202,538	$11,881,571
Interest	556	4,870	19,406	1,517
Income from securities loaned (Note 6)	57,411	175,108	—	15,617

Total investment income	3,220,111	5,471,693	83,221,944	11,898,705

Expenses
Advisory fees (Note 2)	1,557,863	6,632,183	44,393,052	4,395,272
Distribution fees (Investor Class) (Note 2)	151,866	113,236	343,563	342,357
Administration and accounting fees (Note 2)	134,607	248,489	1,451,897	355,223
Transfer agent fees (Note 2)	103,825	198,408	1,901,419	230,017
Registration and filing fees	25,977	38,071	158,969	42,812
Printing and shareholder reporting fees	19,660	37,008	226,556	40,804
Custodian fees (Note 2)	17,203	42,346	421,897	48,857
Audit fees	13,992	16,097	17,019	14,304
Directors’ and officers’ fees	13,907	23,055	128,718	28,518
Legal fees	12,928	122,572	299,043	46,964
Other expenses	4,668	11,633	70,913	13,451
Dividend expense on securities sold-short	—	815,021	24,191,619	—
Prime broker interest expense	—	4,292,854	12,251,224	—

Total expenses before waivers and reimbursements	2,056,496	12,590,973	85,855,889	5,558,579
Less: waivers and reimbursements	(190,980)	(3,521)	—	(1,186,181)

Net expenses after waivers and reimbursements	1,865,516	12,587,452	85,855,889	4,372,398

Net investment income/(loss)	1,354,595	(7,115,759)	(2,633,945)	7,526,307

Net realized gain/(loss) from:
Investments	(5,893,273)	65,515,923	(148,126,618)	8,795,649
Investments sold-short	—	(43,323,505)	240,293,780	—
Foreign currency transactions	—	(713,589)	(5,585,798)	—
Written options **	—	(677,418)	12,579,500	—
Contracts for difference	—	—	(433,127)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(23,013,267)	(17,189,365)	(363,016,836)	(76,775,188)
Investments sold short	—	29,774,894	67,089,054	—
Foreign currency translation	—	641,008	943,367	—
Written options **	—	3,145,253	1,981,800	1,329,739
Contracts for difference	—	—	(1,388,452)	—

Net realized and unrealized gain/(loss) on investments	(28,906,540)	37,173,201	(195,663,330)	(66,649,800)

Net increase/(decrease) in net assets resulting from operations	$(27,551,945)	$30,057,442	$(198,297,275)	$(59,123,493)

† Net of foreign withholding taxes of	$—	$(100,000)	$(605,444)	$(113,438)

**	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	45

BOSTON PARTNERS INVESTMENT FUNDS	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (unaudited)

STATEMENTS OF OPERATIONS (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund*
Investment Income
Dividends †	$306,426	$6,130,121	$13,414,443	$22,659
Interest	18	614	217,481	987
Income from securities loaned (Note 6)	26,647	—	—	—

Total investment income	333,091	6,130,735	13,631,924	23,646

Expenses
Advisory fees (Note 2)	132,606	1,329,395	4,168,320	10,210
Distribution fees (Investor Class) (Note 2)	—	—	56,195	—
Administration and accounting fees (Note 2)	38,950	132,074	214,080	19,366
Transfer agent fees (Note 2)	27,525	16,642	117,059	12,048
Registration and filing fees	11,317	30,752	46,099	5,558
Printing and shareholder reporting fees	1,432	1,962	17,376	1,025
Custodian fees (Note 2)	15,086	33,477	80,277	14,938
Audit fees	13,425	14,840	17,566	5,233
Directors’ and officers’ fees	10,428	11,776	14,096	4,549
Legal fees	1,885	5,863	10,312	758
Other expenses	3,606	2,914	3,170	615
Dividend expense on securities sold-short	—	—	1,513,404	48,692
Prime broker interest expense	—	—	1,771,626	239

Total expenses before waivers and reimbursements	256,260	1,579,695	8,029,580	123,231
Less: waivers and reimbursements	(73,927)	(176,445)	—	(62,743)

Net expenses after waivers and reimbursements	182,333	1,403,250	8,029,580	60,488

Net investment income/(loss)	150,758	4,727,485	5,602,344	(36,842)

Net realized gain/(loss) from:
Investments	(443,273)	(19,667,664)	(36,653,198)	(112,853)
Investments sold-short	—	—	30,550,715	183,249
Foreign currency transactions	—	(10,473)	(494,476)	7,274
Written options **	—	—	852,875	—
Contracts for difference	—	—	32,975	(8,091)
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,603,918)	(7,103,565)	(14,570,730)	(66,897)
Investments sold short	—	—	2,605,142	(56)
Foreign currency translation	—	(6,458)	(680,736)	(565)
Written options **	—	(262,317)	160,395	—
Contracts for difference	—	—	(1,035,039)	16,015

Net realized and unrealized gain/(loss) on investments	(5,047,191)	(27,050,477)	(19,232,077)	18,076

Net increase/(decrease) in net assets resulting from operations	$(4,896,433)	$(22,322,992)	$(13,629,733)	$(18,766)

† Net of foreign withholding taxes of	$(1,169)	$(44,898)	$(83,016)	$(2,106)

*	The Fund commenced operations on December 17, 2015.
**	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,354,595	$2,177,505	$(7,115,759)	$(32,134,039)
Net realized gain/(loss) from investments and foreign currency	(5,893,273)	11,421,347	20,801,411	52,414,504
Net change in unrealized appreciation/(depreciation) from investment and foreign currency	(23,013,267)	(18,484,290)	16,371,790	(96,167,694)

Net increase/(decrease) in net assets resulting from operations	(27,551,945)	(4,885,438)	30,057,442	(75,887,229)

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(1,116,668)	(951,560)	—	—
Investor Class	(433,454)	(605,107)	—	—
Net realized capital gains
Institutional Class	(8,598,571)	(1,769,477)	(40,334,881)	(54,248,415)
Investor Class	(5,838,075)	(1,642,628)	(8,084,170)	(17,937,422)

Net decrease in net assets from dividends and distributions to shareholders	(15,986,768)	(4,968,772)	(48,419,051)	(72,185,837)

Capital share transactions:
Institutional Class
Proceeds from shares sold	56,801,628	108,813,499	209,425,869	183,268,691
Reinvestment of distributions	9,508,519	2,662,389	32,015,441	41,021,708
Shares redeemed	(15,031,504)	(27,945,647)	(162,202,584)	(295,605,895)
Redemption fees (Note 8)	1,095	3,324	86,310	461,615
Investor Class
Proceeds from shares sold	14,117,925	41,539,251	7,569,872	33,166,844
Reinvestment of distributions	6,206,809	2,215,225	8,022,262	17,388,360
Shares redeemed	(22,637,844)	(22,434,161)	(21,358,349)	(131,640,788)
Redemption fees (Note 8)	733	2,798	16,799	95,675

Net increase/(decrease) in net assets from capital share transactions	48,967,361	104,856,678	73,575,620	(151,843,790)

Total increase/(decrease) in net assets	5,428,648	95,002,468	55,214,011	(299,916,856)
Net assets
Beginning of period	309,530,725	214,528,257	588,210,647	888,127,503

End of period	$314,959,373	$309,530,725	$643,424,658	$588,210,647

Undistributed net investment income/(accumulated net investment loss), end of period	$949,100	$1,144,627	$(28,649,705)	$(21,533,946)

Share transactions:
Institutional Class
Shares sold	2,811,079	4,831,433	11,266,485	9,233,291
Shares reinvested	471,419	120,853	1,811,853	2,087,619
Shares redeemed	(745,494)	(1,235,515)	(8,668,245)	(15,272,150)

Net increase/(decrease)	2,537,004	3,716,771	4,410,093	(3,951,240)

Investor Class
Shares sold	717,010	1,929,191	431,440	1,718,153
Shares reinvested	320,269	104,442	489,461	945,533
Shares redeemed	(1,182,705)	(1,038,869)	(1,225,621)	(7,262,224)

Net increase/(decrease)	(145,426)	994,764	(304,720)	(4,598,538)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	47

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(2,633,945)	$(57,628,148)	$7,526,307	$12,705,428
Net realized gain/(loss) from investments and foreign currency	98,727,737	312,683,672	8,795,649	58,588,113
Net change in unrealized appreciation/(depreciation) from investment and foreign currency	(294,391,067)	(178,571,768)	(75,445,449)	(65,827,625)

Net increase/(decrease) in net assets resulting from operations	(198,297,275)	76,483,756	(59,123,493)	5,465,916

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(11,368,127)	(7,085,713)
Investor Class	—	—	(3,192,996)	(1,598,987)
Net realized capital gains
Institutional Class	(263,345,574)	(73,750,367)	(42,112,813)	(29,675,856)
Investor Class	(10,452,896)	(4,130,770)	(14,100,673)	(8,739,308)

Net decrease in net assets from dividends and distributions to shareholders	(273,798,470)	(77,881,137)	(70,774,609)	(47,099,864)

Capital share transactions:
Institutional Class
Proceeds from shares sold	1,385,170,140	2,791,886,689	183,839,446	207,860,146
Reinvestment of distributions	117,737,179	38,567,891	43,589,093	30,283,496
Shares redeemed	(1,245,408,770)	(1,144,904,742)	(87,883,490)	(150,603,776)
Redemption fees (Note 8)	119,026	167,655	—	—
Investor Class
Proceeds from shares sold	63,790,225	156,222,923	97,516,288	97,996,009
Reinvestment of distributions	10,435,203	4,096,486	17,088,905	10,146,888
Shares redeemed	(83,401,695)	(153,804,307)	(32,095,842)	(66,372,364)
Redemption fees (Note 8)	7,606	8,206	—	—

Net increase/(decrease) in net assets from capital share transactions	248,448,914	1,692,240,801	222,054,400	129,310,399

Total increase/(decrease) in net assets	(223,646,831)	1,690,843,420	92,156,298	87,676,451
Net assets
Beginning of period	7,039,480,216	5,348,636,796	1,041,741,433	954,064,982

End of period	$6,815,833,385	$7,039,480,216	$1,133,897,731	$1,041,741,433

Undistributed net investment income/(accumulated net investment loss), end of period	$(16,838,531)	$(14,204,586)	$2,507,168	$9,541,984

Share transactions:
Institutional Class
Shares sold	92,636,183	181,998,959	8,799,773	9,071,242
Shares reinvested	7,933,759	2,532,409	2,057,060	1,351,338
Shares redeemed	(84,048,265)	(74,788,910)	(4,209,639)	(6,536,171)

Net increase	16,521,677	109,742,458	6,647,194	3,886,409

Investor Class
Shares sold	4,364,832	10,289,490	4,672,140	4,291,105
Shares reinvested	712,301	271,831	809,134	454,203
Shares redeemed	(5,675,056)	(10,152,820)	(1,556,057)	(2,935,493)

Net increase/(decrease)	(597,923)	408,501	3,925,217	1,809,815

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$150,758	$318,020	$4,727,485	$939,223
Net realized gain/(loss) from investments and foreign currency	(443,273)	493,855	(19,678,137)	(189,364)
Net change in unrealized appreciation/(depreciation) from investment and foreign currency	(4,603,918)	(7,011,432)	(7,372,340)	(12,633,408)

Net decrease in net assets resulting from operations	(4,896,433)	(6,199,557)	(22,322,992)	(11,883,549)

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(234,656)	(276,767)	(1,050,244)	(672,980)
Net realized capital gains
Institutional Class	(748,356)	(4,758,990)	(348,191)	(2,575,966)

Net decrease in net assets from dividends and distributions to shareholders	(983,012)	(5,035,757)	(1,398,435)	(3,248,946)

Capital share transactions:
Institutional Class
Proceeds from shares sold	600,932	2,054,005	80,866,850	232,601,137
Reinvestment of distributions	905,357	4,460,767	1,320,141	2,531,256
Shares redeemed	(2,090,688)	(4,827,146)	(435,208)	(109,225)
Redemption fees (Note 8)	—	1,045	—	—

Net increase/(decrease) in net assets from capital share transactions	(584,399)	1,688,671	81,751,783	235,023,168

Total increase/(decrease) in net assets	(6,463,844)	(9,546,643)	58,030,356	219,890,673
Net assets
Beginning of period	36,461,386	46,008,029	279,977,763	60,087,090

End of period	$29,997,542	$36,461,386	$338,008,119	$279,977,763

Undistributed net investment income/(accumulated net investment loss), end of period	$139,668	$223,566	$4,151,045	$473,804

Share transactions:
Institutional Class
Shares sold	43,398	121,210	5,739,721	15,083,287
Shares reinvested	64,484	270,350	90,607	172,547
Shares redeemed	(147,736)	(276,855)	(32,830)	(7,231)

Net increase/(decrease)	(39,854)	114,705	5,797,498	15,248,603

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	49

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Global Long/Short Fund		Boston Partners Emerging Markets Long/Short Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period Ended February 29, 2016 (unaudited)*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$5,602,344	$(2,436,913)	$(36,842)
Net realized loss from investments, securities sold short, written options and foreign currency	(5,711,109)	(6,192,868)	69,579
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	(13,520,968)	12,170,261	(51,503)

Net increase/(decrease) in net assets resulting from operations	(13,629,733)	3,540,480	(18,766)

Dividends and distributions to shareholders from:
Net realized capital gains
Institutional Class	(2,255,193)	—	—
Investor Class	(171,124)	—	—

Net decrease in net assets from dividends and distributions to shareholders	(2,426,317)	—	—

Capital transactions:
Institutional Class
Proceeds from shares sold	403,542,692	313,149,804	2,808,626
Reinvestment of distributions	1,983,822	—	—
Shares redeemed	(46,889,420)	(36,579,598)	—
Redemption fees (Note 8)	8,353	1,356	—
Investor Class
Proceeds from shares sold	17,309,773	70,409,274	—
Reinvestment of distributions	170,989	—	—
Shares redeemed	(45,756,471)	(13,263,610)	—
Redemption fees (Note 8)	883	17,273	—

Net increase in net assets from capital transactions	330,370,621	333,734,499	2,808,626

Total increase in net assets	314,314,571	337,274,979	2,789,860
Net assets
Beginning of period	377,519,323	40,244,344	—

End of period	$691,833,894	$377,519,323	$2,789,860

Undistributed net investment income/(accumulated net investment loss), end of period	$2,960,482	$(2,641,862)	$(36,842)

Share transactions:
Institutional Class
Shares sold	38,101,091	30,018,537	280,088
Reinvestment of distributions	185,751	—	—
Shares redeemed	(4,444,221)	(3,539,107)	—

Net increase	33,842,621	26,479,430	280,088

Investor Class
Shares sold	1,636,084	6,674,425	—
Reinvestment of distributions	16,070	—	—
Shares redeemed	(4,327,214)	(1,252,012)	—

Net increase/(decrease)	(2,675,060)	5,422,413	—

*	The Fund commenced operations on December 17, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50	SEMI-ANNUAL REPORT 2016

(THIS PAGE INTENTIONALLY LEFT BLANK.)

SEMI-ANNUAL REPORT 2016	51

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*		Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/15 through 2/29/16†	$21.89		$0.10	$(1.87)	$(1.77)	$(0.12)	$(0.95)	$(1.07)	$—	[3]
8/31/15	22.65		0.21	(0.54)	(0.33)	(0.15)	(0.28)	(0.43)	—
8/31/14	19.06		0.15	3.53	3.68	(0.09)	—	(0.09)	—	[3]
8/31/13	15.31		0.09	3.75	3.84	(0.09)	—	(0.09)	—
8/31/12	12.92		0.05	2.39	2.44	(0.05)	—	(0.05)	—	[3]
8/31/11	11.02		0.03	1.91	1.94	(0.04)	—	(0.04)	—	[3]
Investor Class
9/1/15 through 2/29/16†	$21.04		$0.07	$(1.79)	$(1.72)	$(0.07)	$(0.95)	$(1.02)	$—	[3]
8/31/15	21.79		0.14	(0.51)	(0.37)	(0.10)	(0.28)	(0.38)	—
8/31/14	18.35		0.09	3.40	3.49	(0.05)	—	(0.05)	—	[3]
8/31/13	14.74		0.05	3.61	3.66	(0.05)	—	(0.05)	—
8/31/12	12.44		0.02	2.30	2.32	(0.02)	—	(0.02)	—	[3]
8/31/11	10.62		(—)[3]	1.84	1.84	(0.02)	—	(0.02)	—	[3]
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/15 through 2/29/16†	$19.04		$(0.22)	$1.21	$0.99	$—	$(1.64)	$(1.64)	$—	[3]
8/31/15	22.65		(0.84)	(1.01)	(1.85)	—	(1.77)	(1.77)	0.01
8/31/14	20.94		(0.63)	3.57	2.94	—	(1.24)	(1.24)	0.01
8/31/13	20.47		(0.54)	2.24	1.70	—	(1.24)	(1.24)	0.01
8/31/12	19.88		(0.54)	3.15	2.61	—	(2.03)	(2.03)	0.01
8/31/11	17.41		(0.47)	4.55	4.08	—	(1.62)	(1.62)	0.01
Investor Class
9/1/15 through 2/29/16†	$17.79		$(0.23)	$1.13	$0.90	$—	$(1.64)	$(1.64)	$—	[3]
8/31/15	21.33		(0.84)	(0.94)	(1.78)	—	(1.77)	(1.77)	0.01
8/31/14	19.84		(0.65)	3.37	2.72	—	(1.24)	(1.24)	0.01
8/31/13	19.51		(0.57)	2.13	1.56	—	(1.24)	(1.24)	0.01
8/31/12	19.08		(0.56)	3.01	2.45	—	(2.03)	(2.03)	0.01
8/31/11	16.80		(0.50)	4.39	3.89	—	(1.62)	(1.62)	0.01
Boston Partners Long/Short Research Fund
Institutional Class
9/1/15 through 2/29/16†	$15.20	$	(—)[3]	$(0.40)	$(0.40)	$—	$(0.58)	$(0.58)	$—	[3]
8/31/15	15.14		(0.14)	0.40	0.26	—	(0.20)	(0.20)	—	[3]
8/31/14	13.30		(0.12)	2.02	1.90	—	(0.06)	(0.06)	—	[3]
8/31/13	11.91		(0.14)	1.66	1.52	—	(0.13)	(0.13)	—	[3]
8/31/12	10.60		(0.13)	1.53	1.40	—	(0.09)	(0.09)	—	[3]
9/30/10** through 8/31/11	10.00		(0.12)	0.71	0.59	—	—	—	0.01
Investor Class
9/1/15 through 2/29/16†	$15.01		$(0.02)	$(0.38)	$(0.40)	$—	$(0.58)	$(0.58)	$—	[3]
8/31/15	15.00		(0.18)	0.39	0.21	—	(0.20)	(0.20)	—	[3]
8/31/14	13.21		(0.15)	2.00	1.85	—	(0.06)	(0.06)	—	[3]
8/31/13	11.86		(0.18)	1.66	1.48	—	(0.13)	(0.13)	—	[3]
8/31/12	10.58		(0.15)	1.52	1.37	—	(0.09)	(0.09)	—	[3]
11/29/10** through 8/31/11	10.40		(0.12)	0.29	0.17	—	—	—	0.01

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005 per share.
[4]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
[5]	Annualized.
[6]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$19.05	(8.34)%	$205,024	1.10%[5]	N/A	1.22%[5]	0.97%[5]	17%[6]
21.89	(1.45)	180,057	1.10	N/A	1.23	0.91	14
22.65	19.33	102,112	1.21	N/A	1.23	0.68	16
19.06	25.19	76,442	1.29	N/A	1.29	0.53	19
15.31	18.98	53,604	1.30	N/A	1.36	0.37	32
12.92	17.59	30,172	1.30	N/A	1.37	0.22	38

$18.30	(8.44)%	$109,935	1.35%[5]	N/A	1.47%[5]	0.72%[5]	17%[6]
21.04	(1.68)	129,474	1.35	N/A	1.48	0.66	14
21.79	19.01	112,417	1.46	N/A	1.48	0.43	16
18.35	24.90	87,237	1.54	N/A	1.54	0.28	19
14.74	18.67	66,689	1.55	N/A	1.61	0.12	32
12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38

$18.39	5.60%	$558,080	4.23%[5]	2.50%[5]	4.23%[5]	(2.38)%[5]	48%[6]
19.04	(8.35)	493,751	5.64	2.47	5.64	(4.22)	75
22.65	14.72	676,756	4.33	2.42	4.33	(2.93)	65
20.94	8.61	620,804	4.30	2.43	4.30	(2.58)	67
20.47	14.16	505,108	4.29	2.48	4.29	(2.68)	71
19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103

$17.05	5.48%	$85,345	4.48%[5]	2.75%[5]	4.48%[5]	(2.63)%[5]	48%[6]
17.79	(8.55)	94,459	5.89	2.72	5.89	(4.47)	75
21.33	14.41	211,372	4.57	2.66	4.57	(3.18)	65
19.84	8.30	220,307	4.55	2.68	4.55	(2.83)	67
19.51	13.90	170,834	4.54	2.73	4.54	(2.93)	71
19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103

$14.22	(2.80)%	$6,543,327	2.41%[5]	1.38%[5]	2.41%[5]	(0.06)%[5]	28%[6]
15.20	1.73	6,738,894	2.43	1.39	2.43	(0.92)	62
15.14	14.28	5,054,388	2.52	1.39	2.52	(0.81)	57
13.30	12.81	1,743,406	2.75	1.48	2.71	(1.09)	65
11.91	13.32	254,170	2.81	1.54	2.84	(1.12)	53 [4]
10.60	6.00	37,237	2.70 [5]	1.74 [5]	4.05 [5]	(1.21)[5]	61 [6]

$14.03	(2.84)%	$272,507	2.66%[5]	1.63%[5]	2.66%[5]	(0.31)%[5]	28%[6]
15.01	1.41	300,586	2.68	1.64	2.68	(1.17)	62
15.00	13.99	294,249	2.77	1.64	2.77	(1.06)	57
13.21	12.52	132,511	3.05	1.73	3.01	(1.39)	65
11.86	13.06	48,296	3.00	1.79	3.04	(1.31)	53 [4]
10.58	1.73	20,308	2.99 [5]	1.98 [5]	4.08 [5]	(1.47)[5]	61 [6]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	53

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners All-Cap Value Fund
Institutional Class
9/1/15 through 2/29/16†	$22.08	$0.15	$(1.18)	$(1.03)	$(0.30)	$(1.11)	$(1.41)	$—
8/31/15	23.00	0.30	(0.08)	0.22	(0.22)	(0.92)	(1.14)	—
8/31/14	19.19	0.22	4.39	4.61	(0.18)	(0.62)	(0.80)	—
8/31/13	15.57	0.24	3.75	3.99	(0.27)	(0.10)	(0.37)	—
8/31/12	14.34	0.20	2.04	2.24	(0.12)	(0.89)	(1.01)	—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
Investor Class
9/1/15 through 2/29/16†	$21.98	$0.12	$(1.18)	$(1.06)	$(0.25)	$(1.11)	$(1.36)	$—
8/31/15	22.90	0.25	(0.08)	0.17	(0.17)	(0.92)	(1.09)	—
8/31/14	19.12	0.17	4.38	4.55	(0.15)	(0.62)	(0.77)	—
8/31/13	15.50	0.20	3.75	3.95	(0.23)	(0.10)	(0.33)	—
8/31/12	14.28	0.16	2.03	2.19	(0.08)	(0.89)	(0.97)	—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/15 through 2/29/16†	$15.40	$0.06	$(2.15)	$(2.09)	$(0.10)	$(0.33)	$(0.43)	$—
8/31/15	20.42	0.13	(2.84)	(2.71)	(0.13)	(2.18)	(2.31)	—	[3]
8/31/14	19.06	0.07	3.16	3.23	(0.02)	(1.85)	(1.87)	—
8/31/13	14.32	0.07	4.74	4.81	(0.07)	—	(0.07)	—
8/31/12	12.31	(0.05)	2.06	2.01	—	—	—	—	[3]
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
Boston Partners Global Equity Fund
Institutional Class
9/1/15 through 2/29/16†	$14.66	$0.23	$(1.25)	$(1.02)	$(0.05)	$(0.02)	$(0.07)	$—
8/31/15	15.59	0.13	(0.40)	(0.27)	(0.14)	(0.52)	(0.66)	—
8/31/14	12.97	0.18	2.82	3.00	(0.02)	(0.36)	(0.38)	—
8/31/13	11.00	0.12	2.07	2.19	(0.13)	(0.09)	(0.22)	—
12/30/11** through 8/31/12	10.00	0.10	0.90	1.00	—	—	—	—
Boston Partners Global Long/Short Fund
Institutional Class
9/1/15 through 2/29/16†	$10.55	$0.11	$(0.29)	$(0.18)	$—	$(0.04)	$(0.04)	$—	[3]
8/31/15	10.30	(0.13)	0.38	0.25	—	—	—	—	[3]
12/31/13** through 8/31/14	10.00	(0.14)	0.44	0.30	—	—	—	—	[3]
Investor Class
9/1/15 through 2/29/16†	$10.51	$0.09	$(0.27)	$(0.18)	$—	$(0.04)	$(0.04)	$—	[3]
8/31/15	10.29	(0.16)	0.38	0.22	—	—	—	—	[3]
4/11/14** through 8/31/14	9.86	(0.09)	0.52	0.43	—	—	—	—	[3]
Boston Partners Emerging Markets Long/Short Fund
Institutional Class
12/17/15*** through 2/29/16	$10.00	$(0.13)	$0.09	$(0.04)	$—	$—	$—	$—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
***	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005.
[4]	Annualized.
[5]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements and Recoupment, if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements and Recoupment, if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements and Recoupment, if any	Portfolio Turnover Rate

$19.64	(5.13)%	$835,848	0.73%[4]	N/A	0.95%[4]	1.43%[4]	12%[5]
22.08	0.88	793,098	0.70	N/A	0.95	1.32	33
23.00	24.52	736,475	0.70	N/A	0.94	1.05	26
19.19	26.11	441,856	0.70	N/A	0.97	1.37	32
15.57	16.73	343,885	0.70	N/A	1.03	1.38	33
14.34	13.75	210,113	0.70	N/A	1.03	1.00	47

$19.56	(5.27)%	$298,050	0.98%[4]	N/A	1.20%[4]	1.18%[4]	12%
21.98	0.66	248,643	0.95	N/A	1.20	1.07	33
22.90	24.29	217,590	0.95	N/A	1.20	0.80	26
19.12	25.93	77,936	0.95	N/A	1.22	1.12	32
15.50	16.44	25,189	0.95	N/A	1.28	1.13	33
14.28	13.55	26,436	0.95	N/A	1.28	0.75	47

$12.88	(13.80)%	$29,998	1.10%[4]	N/A	1.55%[4]	0.91%[4]	30%[5]
15.40	(14.01)	36,461	1.10	N/A	1.41	0.78	80
20.42	17.46	46,008	1.36	N/A	1.42	0.35	75
19.06	33.71	40,754	1.54	N/A	1.54	0.41	72
14.32	16.33	37,367	1.70	N/A	1.70	(0.34)	84
12.31	5.67	33,238	1.67	N/A	1.72	(0.43)	85

$13.57	(7.01)%	$338,008	0.95%[4]	N/A	1.07%[4]	3.20%[4]	47%[5]
14.66	(1.75)	279,978	0.95	N/A	1.24	0.86	98
15.59	23.39	60,087	0.96	N/A	1.39	1.20	136
12.97	20.14	11,496	1.30	N/A	3.05	1.00	102
11.00	10.00	11,234	1.30 [4]	N/A	3.56 [4]	1.39 [4]	83 [5]

$10.33	(1.68)%	$660,729	2.87%[4]	1.69%[4]	2.87%[4]	2.04%[4]	71%[5]
10.55	2.43	317,600	3.09	1.96	3.05	(1.27)	132
10.30	3.00	37,403	3.88 [4]	2.00 [4]	4.89 [4]	(2.04)[4]	72 [5]

$10.29	(1.69)%	$31,104	3.12%[4]	1.94%[4]	3.12%[4]	1.79%[4]	71%[5]
10.51	2.14	59,919	3.34	2.21	3.30	(1.52)	132
10.29	4.36	2,841	4.12 [4]	2.25 [4]	4.44 [4]	(2.28)[4]	72 [5]

$9.96	(0.40)%	$2,790	10.99%[4]	2.10%[4]	22.39%[4]	(6.70)%[4]	229%[5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2016	55

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 29, 2016, the BP Funds (other than the BP Emerging Markets Long/Short Fund) each offer two classes of shares, Institutional Class and Investor Class. As of February 29, 2016, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund and the BP Emerging Markets Long/Short Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

56	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of February 29, 2016 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Global Long/Short Fund and the BP Global Equity Fund securities held as long positions with an end of period value of $3,424,767 and $1,502,703 transferred from Level 1 into Level 2. For the BP Long/Short Equity Fund, and the BP Long/Short Research Fund, securities held as short positions with an end of period value of $3,736,293 and $27,173,751, respectively, transferred from Level 1 into Level 2. These transfers occurred as a result of securities being valued utilizing the international fair value pricing at February 29, 2016. For the BP Global Long/Short Fund, securities held as short positions with an end of period value of $1,364,899 transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at February 29, 2016.

Use of Estimates — The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a

SEMI-ANNUAL REPORT 2016	57

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Emerging Markets Risk — The BP Emerging Markets Long/Short Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

58	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of February 29, 2016, all of each Fund’s written options were exchange-traded options.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP All-Cap Value Fund and the BP Global Long/Short Fund had transactions in options written during the six month period ended February 29, 2016 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2015	1,052	$649,513	39,654	$17,783,087	95	$558,681
Options written	15,826	6,041,328	49,298	23,657,704	977	636,992
Options closed	(1,052)	(649,513)	(20,335)	(7,142,682)	—	—
Options expired	—	—	(18,758)	(7,015,270)	(95)	(558,681)
Options exercised	—	—	(11,694)	(7,892,214)	—	—

Options outstanding at February 29, 2016	15,826	$6,041,328	38,165	$19,390,625	977	$636,992

	BP Global Long/Short Fund		BP Global Equity Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2015	1,732	$1,055,665	—	$—
Options written	6,789	2,935,001	1,200	562,018
Options closed	(2,733)	(1,000,077)	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding at February 29, 2016	5,788	$2,990,589	1,200	$562,018

SEMI-ANNUAL REPORT 2016	59

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the six month period ended February 29, 2016, the average volume of derivatives were as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$905,444	$221,780
BP Long/Short Research Fund	—	18,533,005
BP All-Cap Value Fund	—	398,558
BP Global Equity Fund	—	187,339
BP Global Long/Short Fund	1,373,258	1,055,665

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six month period ended February 29, 2016, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had net charges of $4,286,671, $12,058,644, $1,716,696, and $239 respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the Statements of Operations.

As of February 29, 2016, the BP Long/Short Equity Fund, BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had securities sold short valued at $187,116,382, $3,138,703,983, 398,652,516 and $1,021,793, respectively, for which securities of $184,214,209, $2,914,154,536, $396,285,393, and $279,278 and cash deposits of $194,853,101, $2,460,408,035, $380,814,473 and $121,160, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

60	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six month period ended February 29, 2016:

BP Long/Short Equity Fund			BP Long/Short Research Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
23	CAD 74,996	0.89%	108	AUD 13,790,198	2.41%
141	EUR 396,798	0.20%	78	CAD 6,769,750	0.91%
49	USD 7,691,257	0.56%	52	CHF 10,551,922	0.37%
			126	DKK 39,479,423	0.25%
			117	EUR 36,875,288	0.27%
			57	GBP 5,339,512	0.89%
			101	HKD 17,852,762	0.48%
			85	JPY 2,631,373,347	0.50%
			69	NOK 9,856,404	1.41%
			96	SEK 125,634,740	0.04%
			22	SGD 568,433	0.67%
			59	USD 26,876,591	0.74%

BP Global Long/Short Fund			BP Emerging Markets Long/Short Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
74	AUD 157,675	2.43%	1	ZAR 35,353	7.13%
61	DKK 3,640,630	0.46%
112	EUR 10,536,693	0.27%
127	GBP 5,090,558	0.89%
39	HKD 5,491,072	0.46%
155	JPY 734,730,455	0.51%
40	NOK 621,487	1.39%
40	NZD 178,255	3.24%
29	SEK 5,968,785	0.04%
59	SGD 3,620,474	0.59%
20	THB 40,345,927	1.80%
39	USD 3,597,388	0.59%

As of February 29, 2016, the BP Long/Short Equity Fund, BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had borrowings of $706,078, $46,259,356, $160,623, and $91, respectively. Such amounts are included in due to prime broker on the Statements of Assets and Liabilities. The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund incurred interest expense for the six month period ended February 29, 2016, in the amount of $6,183, $192,580, $54,930 and $0, respectively.

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund and the BP Emerging Markets Long/Short Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short,

SEMI-ANNUAL REPORT 2016	61

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of February 29, 2016, the BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund held CFDs.

For the six months ended February 29, 2016, the average volume of CFDs was as follows:

Fund	Notional Amount Long	Notional Amount Short
BP Long/Short Research Fund	$30,067,080	$34,941,167
BP Global Long/Short Fund	—	9,188,129
BP Emerging Markets Long/Short Fund	1,020,873	936,061

2.	Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of the BP Global Equity Fund’s average daily net assets, 1.50% of the BP Global Long/Short Fund’s average daily net assets and 1.85% of the BP Emerging Markets Long/Short Fund’s average daily net assets, each accrued daily and payable monthly. Robeco is also entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Partners Small/Micro Cap Value Fund	0.80% of net assets up to $500 million
0.75% of net assets in excess of $500 million

Robeco has contractually agreed to limit the BP Long/Short Equity Fund’s total annual Fund operating expenses (excluding certain items discussed below) to the extent that such expenses exceed 2.50% and 2.75%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. Effective January 1, 2016, Robeco has contractually agreed to limit the BP All-Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to the extent that such expenses exceed 0.80% and 1.05%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. Prior to January 1, 2016, Robeco had contractually agreed to limit the BP All-Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to the extent that such expenses exceed 0.70% and 0.95%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. This limit is calculated daily based on the BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least February 28, 2017 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds.

For BP Small Cap Value Fund II, Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.10% and 1.35%, of the average daily net assets attributable to the Fund’s Institutional Class shares and Investor Class shares, respectively. This contractual limitation is in effect until February 28, 2017 and may not be terminated without the approval of the Board of Directors. If at any time during the three years from May 28, 2014 to May 28, 2017 in which the Fund’s advisory agreement with Robeco is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.10% for the Institutional Class and 1.35% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees foregone and other payments remitted by Robeco to the Fund during such three-year period.

62	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the BP Long/Short Research Fund and BP Global Long/Short Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% and 2.00%, respectively, of the average daily net assets attributable to the Funds’ Institutional Class shares and 1.75% and 2.25%, respectively, of the average daily net assets attributable to the Funds’ Investor Class. This contractual limitation is in effect until at least February 28, 2017 and may not be terminated without approval of the Company’s Board of Directors. If at any time within three years from the date on which such waiver or reimbursement was made, the Funds’ Total annual Fund operating expenses for that year are less than 1.50% for the Institutional Class and 1.75% for the Investor Class of the BP Long/Short Research Fund or 2.00% for the Institutional Class and 2.25% for the Investor Class of the BP Global Long/Short Fund, Robeco is entitled to reimbursement by the Funds of the advisory fees forgone and other payments remitted by Robeco to the Funds during such three-year period.

Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the BP Global Equity Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.20% of the average daily net assets attributable to the Fund’s Investor Class. This contractual limitation is in effect until at least February 28, 2017 and may not be terminated without approval of the Company’s Board of Directors. If at any time within three years from the date on which such waiver or reimbursement was made, the Fund’s total annual Fund operating expenses for that year are less than 0.95% for the Institutional Class and 1.20% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.10%. The contractual limitation is in effect until at least February 28, 2017 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the three years from May 28, 2014 to May 28, 2017 in which the Fund’s advisory agreement with Robeco is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) for the BP Emerging Markets Long/Short Fund’s Institutional Class shares exceeds 2.35% of the average daily net assets attributable to the Fund’s Institutional Class shares. This contractual limitation is in effect until February 28, 2017 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.35%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

At February 29, 2016, the amount of potential recoupment by the Adviser was as follows:

	Expiration August 31, 2016	Expiration August 31, 2017	Expiration August 31, 2018	Expiration August 31, 2019	Total
BP Small Cap Value Fund II	$—	$41,219	$362,104	$190,980	$594,303
WPG Small/Micro Cap Value Fund	—	27,146	125,396	73,927	226,469
BP Global Equity Fund	202,243	217,404	316,245	176,445	912,337
BP Emerging Markets Long/Short Fund	—	—	—	62,743	62,743

For the six-month period ended February 29, 2016, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$190,980	$—
BP Long/Short Equity Fund	3,521
BP All-Cap Value Fund	1,186,181	—
WPG Small/Micro Cap Value Fund	73,927	—
BP Global Equity Fund	176,445	—
BP Emerging Markets Long/Short Fund	10,210	52,533

SEMI-ANNUAL REPORT 2016	63

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Foreside Funds Distributors LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six month period ended February 29, 2016 was $226,084. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Funds or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Funds paid $57,867 in officer fees.

4.	Investment in Securities

For the six month period ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$86,754,503	$51,384,367
BP Long/Short Equity Fund	352,913,351	274,858,442
BP Long/Short Research Fund	2,302,554,639	1,899,516,443
BP All-Cap Value Fund	262,055,159	133,748,495
WPG Small/Micro Cap Value Fund	10,108,157	11,591,945
BP Global Equity Fund	210,102,325	136,219,517
BP Global Long/Short Fund	730,301,789	367,705,968
BP Emerging Markets Long/Short Fund	9,174,998	6,481,141

5.	Capital Share Transactions

As of February 29, 2016, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the BP Long/Short Research Fund and the WPG Small/Micro Cap Value Fund, which have 750,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

64	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six month period ended February 29, 2016, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 29, 2016 and the income generated from the program during the year ended February 29, 2016 with respect to such loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$14,395,163	$14,781,094	$57,411
BP Long/Short Equity Fund	27,975,892	29,761,547	175,108
BP All-Cap Value Fund	9,272,163	9,637,947	15,617
WPG Small/Micro Cap Value Fund	3,401,106	3,603,159	26,647

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of February 29, 2016:

				Gross Amount Net Offset in the Statement of Assets and Liabilities
Fund	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount
BP Small Cap Value Fund II	$14,395,163	—	$14,395,163	$(14,395,163)	—	—
BP Long/Short Equity Fund	27,975,892	—	27,975,892	(27,975,892)	—	—
BP All-Cap Value Fund	9,272,163	—	9,272,163	(9,272,163)	—	—
WPG Small/Micro Cap Value Fund	3,401,106	—	3,401,106	(3,401,106)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Company’s Board of Directors. Therefore, not all restricted securities are considered illiquid.

SEMI-ANNUAL REPORT 2016	65

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

At February 29, 2016, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares/Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$0.00	0.0%
Solar Cayman Ltd. 144A	03/24/10	—	19,375	0.00	0.0

		$14,293	20,840	$—	0.0%

8.	Redemption Fees

Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BP Small Cap Value Fund II	$295,967,013	$51,492,593	$(28,699,473)	22,793,120
BP Long/Short Equity Fund	640,093,122	72,045,829	(58,785,037)	13,260,792
BP Long/Short Research Fund	6,692,301,752	459,397,550	(567,100,213)	(107,702,663)
BP All-Cap Value Fund	1,019,095,023	145,049,719	(74,133,848)	70,915,871
WPG Small/Micro Cap Value Fund	36,193,245	2,799,345	(5,819,285)	(3,019,940)
BP Global Equity Fund	330,432,179	15,012,062	(28,746,674)	(13,734,612)
BP Global Long/Short Fund	680,232,129	24,934,125	(49,776,827)	(24,842,702)
BP Emerging Markets Long/Short Fund	1,520,550	26,830	(93,727)	(66,897)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

66	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral
BP Small Cap Value Fund II	$2,433,498	$8,028,871	$—	$45,065,040	$—
BP Long/Short Equity Fund	—	48,419,040	(421,617)	(5,630,777)	(19,044,267)
BP Long/Short Research Fund	—	199,155,028	—	334,472,770	(11,351,596)
BP All-Cap Value Fund	17,612,903	44,877,486	—	144,479,537	—
WPG Small/Micro Cap Value Fund	228,530	668,357	—	93,914	—
BP Global Equity Fund	477,344	150,010	—	(7,001,717)	—
BP Global Long/Short Fund	—	436,375	—	7,331,622	(2,902,608)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2015 was as follows:

	2015
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$1,556,667	$3,412,105	$4,968,772
BP Long/Short Equity Fund	—	72,185,837	72,185,837
BP Long/Short Research Fund	—	77,881,138	77,881,138
BP All-Cap Value Fund	21,516,995	25,582,869	47,099,864
WPG Small/Micro Cap Value Fund	2,796,155	2,239,602	5,035,757
BP Global Equity Fund	2,166,520	1,082,426	3,248,946
BP Global Long/Short Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2015, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	Expiration August 31, 2016	Total
BP Long/Short Equity Fund	$421,617	$421,617

Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, the capital losses from the BP Long/Short Equity Fund that were acquired in its reorganization with the WPG 130/30 Large Cap Core Fund on April 17, 2009, could not be fully used against its current year capital gains. The remaining loss of $421,617 is carried forward and $421,617 can be utilized annually against the BP Long/Short Equity Fund’s realized capital gains through August 31, 2016.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SEMI-ANNUAL REPORT 2016	67

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Investment Advisory Agreement-Boston Partners Emerging Markets Long/Short Fund

As required by the 1940 Act, the Board of the Company, including all the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between Robeco and the Company (the “Investment Advisory Agreement”) on behalf of the Boston Partners Emerging Markets Long/Short Fund (the “Fund”) at a meeting of the Board held on September 30, 2015 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term ending August 16, 2017. In approving the Investment Advisory Agreement, the Board considered information provided by Robeco with the assistance and advice of counsel to the Independent Director of the Company.

In considering the approval of the Investment Advisory Agreement between the Company and Robeco, with the Fund, the Directors took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Robeco’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Robeco personnel providing those services; (iii) Robeco’s investment philosophies and processes; (iv) Robeco’s assets under management and client descriptions; (v) Robeco’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Robeco’s current advisory fee arrangements with the Company and other similarly managed clients; (vii) Robeco’s compliance procedures; (viii) Robeco’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper comparing the Fund’s proposed management fees and total expense ratio to those in the Fund’s respective Lipper Group and (xi) the investment performance of Robeco with respect to a similarly managed account.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Robeco. The Directors concluded that Robeco had substantial resources to provide services to the Funds and that Robeco’s services had been acceptable.

The Directors noted that Robeco had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2016 to limit total annual operating expenses to 2.10% for the Boston Partner Emerging Markets Long/Short Fund-Institutional Class.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Robeco’s services, the Directors concluded that the investment advisory fees paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2017.

68	SEMI-ANNUAL REPORT 2016

BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited)

FACTS	WHAT DO THE BOSTON PARTNERS INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number

•           account balances

•           account transactions

•           transaction history

•           wire transfer instructions

•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Boston Partners Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Boston Partners Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (888) 261-4073 or go to www.boston-partners.com

SEMI-ANNUAL REPORT 2016	69

BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited) (concluded)

What we do

How do the Boston Partners Investment Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Boston Partners Investment Funds collect my personal information?

We collect your personal information, for example, when you

•           open an account

•           provide account information

•           give us your contact information

•           make a wire transfer

•           tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•           sharing for affiliates’ everyday business purposes – information about your creditworthiness

•           affiliates from using your information to market to you

•           sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include:

•           ORIX Corporation.

•           Robeco Investment Management, Inc.

•           Robeco Securities, LLC

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•            The Boston Partners Investment Funds don’t share with nonaffiliates so they can market to you. The Boston Partners Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•            The Boston Partners Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

70	SEMI-ANNUAL REPORT 2016

INVESTMENT ADVISER

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL

UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

BOS-SAR16

CUSTODIAN

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

CAMPBELL CORE CARRY FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

CAMPBELL CORE CARRY FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from December 21, 2015 (commencement of operations) through February 29, 2016, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL SHARES

		ENDING ACCOUNT VALUE	EXPENSES PAID
	BEGINNING ACCOUNT VALUE*	FEBRUARY 29, 2016	DURING PERIOD
Actual**	$1,000.00	$1,040.00	$2.40
Hypothetical (5% return before expenses)***	1,000.00	1,018.65	6.27

*	The Fund commenced investment operations on December 21, 2015.

**

Expenses equal to an annualized expense ratio for the period December 21, 2015 (commencement of operations) to February 29, 2016 of 1.25% for the Institutional Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (69) then divided by 366 days. The Fund’s ending account value on the first line in the table is based on the actual total return since inception for the Institutional Shares of the Fund of 4.00%.

***

For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2015 and are equal to the Institutional Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366 to reflect the one-half year period.

3

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2016

(UNAUDITED)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 29, 2016.

	% OF NET
SECURITY TYPE/SECTOR CLASSIFICATION	ASSETS	VALUE

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	64.0%	$9,990,810
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	36.0	5,612,877

NET ASSETS	100.0%	$15,603,687

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

4

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2016

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 64.0%
U.S. TREASURY OBLIGATIONS—64.0%
U.S. Treasury Bill	0.245%	04/21/16	$5,000,000	$4,998,265
U.S. Treasury Bill	0.321%	07/21/16	5,000,000	4,992,545

				9,990,810

TOTAL SHORT-TERM INVESTMENTS (Cost $ 9,991,953)				9,990,810

TOTAL INVESTMENTS — 64.0% (Cost $ 9,991,953)				9,990,810

OTHER ASSETS IN EXCESS OF LIABILITIES — 36.0%				5,612,877

NET ASSETS — 100.0%				$15,603,687

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

5

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

FUTURES CONTRACTS

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Eurodollar	03/13/17	33	$8,183,070	$(3,110)
90-DAY Sterling	03/15/17	2	344,745	1,302
Amsterdam Index	03/18/16	1	87,421	5,503
Australian 10-Year Bond	03/16/16	5	467,457	3,101
Australian 3-Year Bond	03/16/16	93	7,419,571	43,569
CAC 40 10 Euro	03/21/16	1	44,685	2,664
Canadian 10-Year Bond	06/30/16	14	1,469,288	(4,536)
Euro STOXX 50	03/18/16	7	226,367	(2,943)
FTSE 100 Index	03/21/16	5	408,833	12,792
Hang Seng Index	03/31/16	2	247,776	(2,475)
IBEX 35 Index	03/18/16	4	355,298	11,413
London Metals Exchange Aluminum	03/16/16	6	227,832	8,006
London Metals Exchange Copper	03/16/16	16	1,835,996	46,205
London Metals Exchange Zinc	03/16/16	3	113,500	18,706
MSCI Taiwan Index	03/30/16	30	917,100	3,242
OMX Stockholm 30 Index	03/18/16	17	263,398	6,984
S&P/TSX 60 Index	03/18/16	4	430,562	15,203
U.S. Treasury 10-Year Notes	06/30/16	20	2,610,124	186
U.S. Treasury 2-Year Notes	07/06/16	134	29,303,803	(18,526)
U.S. Treasury 5-Year Notes	07/06/16	61	7,385,195	(5,197)

			$62,342,021	$142,089

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Bank Acceptance	09/19/16	-17	$(3,123,302)	$6,479
Brent Crude	03/31/16	-6	(197,524)	(19,633)
CBOE Volatility Index	03/16/16	-6	(125,836)	(4,814)
Coffee	05/31/16	-14	(637,909)	33,896
Copper	05/31/16	-1	(51,998)	(1,315)
Corn	05/17/16	-103	(1,905,138)	66,588
Cotton No. 2	05/20/16	-13	(393,652)	26,402
Gold 100 Oz	04/29/16	-2	(223,445)	(23,435)
Kansas City Hard Red Winter Wheat	05/31/16	-14	(317,934)	(2,316)
London Metals Exchange Aluminum	03/16/16	-7	(260,668)	(14,476)
London Metals Exchange Copper	03/16/16	-5	(547,792)	(40,396)
London Metals Exchange Zinc	03/16/16	-11	(448,147)	(36,609)
Natural Gas	04/30/16	-30	(595,150)	81,848
NY Harbor Ultra-Low Sulfur Diesel	04/28/16	-8	(349,822)	(17,663)
Silver	05/31/16	-7	(529,183)	7,053
Soybean Meal	05/17/16	-21	(558,429)	7,179
Soybean Oil	05/13/16	-16	(298,032)	1,633
Sugar No. 11 (World)	07/15/16	-9	(128,442)	(13,915)
Wheat	05/17/16	-37	(858,827)	20,315
WTI Crude	04/30/16	-16	(486,894)	(53,109)

			$(12,038,124)	$23,712

Total Futures Contracts			$50,303,897	$165,801

The accompanying notes are an integral part of the financial statements.

6

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

Forward foreign currency contracts outstanding as of February 29, 2016 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	2,700,000	USD	1,930,935	03/16/16	UBS	$(5,299)
AUD	1,400,000	USD	999,846	03/16/16	UBS	(1,368)
AUD	200,000	USD	143,944	03/16/16	UBS	(1,304)
AUD	100,000	USD	69,057	03/16/16	UBS	2,263
EUR	200,000	USD	224,065	03/16/16	UBS	(6,385)
EUR	100,000	USD	110,402	03/16/16	UBS	(1,562)
GBP	200,000	USD	285,306	03/16/16	UBS	(6,918)
GBP	100,000	USD	139,344	03/16/16	UBS	(150)
GBP	100,000	USD	142,986	03/16/16	UBS	(3,792)
GBP	100,000	USD	144,719	03/16/16	UBS	(5,525)
JPY	177,870,000	USD	1,525,967	03/16/16	UBS	52,442
JPY	119,100,000	USD	1,025,717	03/16/16	UBS	31,170
JPY	96,230,000	USD	818,056	03/16/16	UBS	35,885
JPY	5,600,000	USD	48,139	03/16/16	UBS	1,555
NZD	1,000,000	USD	672,318	03/16/16	UBS	(14,069)
NZD	600,000	USD	399,188	03/16/16	UBS	(4,239)
NZD	400,000	USD	262,595	03/16/16	UBS	704
NZD	400,000	USD	264,891	03/16/16	UBS	(1,592)
SEK	500,000	USD	58,738	03/16/16	UBS	(301)
USD	277,044	AUD	400,000	03/16/16	UBS	(8,235)
USD	142,012	AUD	200,000	03/16/16	UBS	(627)
USD	140,937	AUD	200,000	03/16/16	UBS	(1,703)
USD	100,784	CHF	100,000	03/16/16	UBS	547
USD	223,279	EUR	200,000	03/16/16	UBS	5,599
USD	216,595	EUR	200,000	03/16/16	UBS	(1,084)
USD	587,436	GBP	400,000	03/16/16	UBS	30,662
USD	148,610	GBP	100,000	03/16/16	UBS	9,416
USD	143,212	GBP	100,000	03/16/16	UBS	4,018
USD	4,683,951	JPY	563,800,000	03/16/16	UBS	(319,182)
USD	283,730	JPY	33,700,000	03/16/16	UBS	(15,322)
USD	177,605	JPY	21,000,000	03/16/16	UBS	(8,748)
USD	49,753	JPY	5,900,000	03/16/16	UBS	(2,604)
USD	197,741	NZD	300,000	03/16/16	UBS	266
USD	194,987	NZD	300,000	03/16/16	UBS	(2,488)
USD	64,504	NZD	100,000	03/16/16	UBS	(1,321)
USD	412,502	SEK	3,500,000	03/16/16	UBS	3,446
USD	270,437	SEK	2,300,000	03/16/16	UBS	1,629
USD	224,119	SEK	1,900,000	03/16/16	UBS	2,060
USD	11,822	SEK	100,000	03/16/16	UBS	135

Total Forward Foreign Currency Contracts						$(232,021)

The accompanying notes are an integral part of the consolidated financial statements.

7

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2016

(UNAUDITED)

AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
CAC	Cotation Assistée en Continu (Continuous Assisted Quotation)	NZD	New Zealand Dollar
CHF	Swiss Franc	OMX	Option Market Index
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	TSX	Toronto Stock Exchange
GBP	British Pound	UBS	UBS AG
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate

The accompanying notes are an integral part of the consolidated financial statements.

8

CAMPBELL CORE CARRY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2016

(UNAUDITED)

ASSETS
Investments, at value (cost $9,991,953)	$9,990,810
Cash.	3,364,699
Cash collateral on futures contracts and forward foreign currency contracts	2,256,365
Foreign cash (cost $87,766)	87,599
Receivables for:
Variation margin	165,801
Unrealized appreciation on forward foreign currency contracts	181,797

Total assets	16,047,071

LIABILITIES
Payables for:
Administration and accounting fees	5,091
Investment advisory fees	2,405
Transfer agent fees	1,949
Custodian fees	618
Unrealized depreciation on forward foreign currency contracts	413,818
Other accrued expenses and liabilities	19,503

Total liabilities	443,384

Net Assets	$15,603,687

NET ASSETS CONSIST OF
Capital stock, $0.001 Par value	$1,500
Paid-in capital	14,998,500
Accumulated net investment loss	(31,317)
Accumulated net realized gain from futures transactions and foreign currency transactions	702,534
Net unrealized depreciation on investments, futures transactions, foreign currency translations and forward foreign currency contracts	(67,530)

Net assets	$15,603,687

INSTITUTIONAL SHARES
Net assets	$15,603,687

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,500,000

Net asset value, offering and redemption price per share	$10.40

The accompanying notes are an integral part of consolidated financial statements.

9

CAMPBELL CORE CARRY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED

FEBRUARY 29, 2016(1)

(UNAUDITED)

INVESTMENT INCOME
Interest	$3,387

Total investment income	3,387

EXPENSES
Advisory fees (Note 2)	29,996
Administration and accounting fees (Note 2)	27,859
Audit and tax service fees	10,909
Transfer agent fees (Note 2)	7,414
Registration and filing fees	5,023
Custodian fees (Note 2)	4,033
Directors’ and officers’ fees	3,751
Printing and shareholder reporting fees	1,885
Legal fees	1,848
Other expenses	1,225

Total expenses before waivers and reimbursements	93,943
Less: waivers and reimbursements (Note 2)	(59,239)

Net expenses after waivers and reimbursements	34,704

Net investment loss	(31,317)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures transactions	702,049
Foreign currency transactions	485

Net realized gain from investments	702,534

Net change in unrealized appreciation/(depreciation) on:
Investments	(1,143)
Futures transactions	165,801
Foreign currency translations	(167)
Forward foreign currency contracts	(232,021)

Net change in unrealized appreciation/(depreciation) on investments	(67,530)

Net realized and unrealized gain on investments	635,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$603,687

(1)	The Fund commenced investment operations on December 21, 2015.

The accompanying notes are an integral part of consolidated financial statements.

10

CAMPBELL CORE CARRY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE
PERIOD ENDED
FEBRUARY 29, 2016 (UNAUDITED)(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(31,317)
Net realized gain from futures transactions and foreign currency transactions	702,534
Net change in unrealized depreciation on investments, futures transactions, foreign currency translations and forward foreign currency contracts.	(67,530)

Net increase in net assets resulting from operations	603,687

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from shares sold	15,000,000

Total Institutional Shares	15,000,000

Net increase in net assets from capital share transactions	15,000,000

Total increase in net assets	15,603,687

NET ASSETS:
Beginning of period	—

End of period	$15,603,687

Accumulated net investment loss, end of period	$(31,317)

SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,500,000

Total Institutional Shares	1,500,000

Net increase in shares	1,500,000

(1)	The Fund commenced investment operations on December 21, 2015.

The accompanying notes are an integral part of consolidated financial statements.

11

CAMPBELL CORE CARRY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the consolidated financial statements.

	INSTITUTIONAL SHARES
	FOR THE
	PERIOD
	ENDED
	FEBRUARY 29, 2016 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Net investment loss(2)		(0.02)
Net realized and unrealized gain from investments	0.42

Net increase in net assets resulting from operations	0.40

Net asset value, end of period	$10.40

Total investment return(3)		4.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$15,604
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(4)
Ratio of expenses to average net assets without waivers and reimbursements	3.38	%(4)
Ratio of net investment loss to average net assets	(1.13	)%(4)
Portfolio turnover rate	0.00	%(5)

(1)	The Fund commenced investment operations on December 21, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(4)	Annualized.
(5)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.

12

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Campbell Core Carry Fund (the “Fund”), which commenced investment operations on December 21, 2015. The Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Codification Topic 946.

CONSOLIDATION OF SUBSIDIARY — The Fund pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Core Carry Program and (ii) the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are condsidered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 29, 2016, the net assets of the Subsidiary were $1,419,307, which represented 9.10% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Short-Term Investments	$9,990,810	$—	$9,990,810	$—
Commodity Contracts
Futures	317,831	317,831	—	—
Equity Contracts
Futures	57,801	57,801	—	—
Interest Rate Contracts
Futures	54,637	54,637	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	181,797	—	181,797	—

Total Assets	$10,602,876	$430,269	$10,172,607	$—

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Commodity Contracts
Futures	$(222,867)	$(222,867)	$—	$—
Equity Contracts
Futures	(10,232)	(10,232)	—	—
Interest Rate Contracts
Futures	(31,369)	(31,369)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(413,818)	—	(413,818)	—

Total Liabilities	$(678,286)	$(264,468)	$(413,818)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of

14

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period from commencement of operations (December 21, 2015) through February 29, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the period ended February 29, 2016, the Fund used long and short contracts on foreign currencies and U.S. and foreign equity market indices, U.S. and foreign government bonds, and commodities to gain investment exposure in accordance with its investment objective. The Fund traded commodities through investment in the Subsidiary.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the period ended February 29, 2016.

The following table lists the fair values of the Fund’s derivative holdings as of February 29, 2016 grouped by contract type and risk exposure category.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Asset Derivatives

	Unrealized appreciation on forward foreign
Forward Contracts	currency contracts	$—	$—	$181,797	$—	$181,797

Futures	Receivable:
Contracts(a)	Variation Margin	57,801	54,637	—	317,831	430,269

Total Value - Assets		$57,801	$54,637	$181,797	$317,831	$612,066

Liability Derivatives

	Unrealized depreciation on forward foreign
Forward Contracts	currency contracts	$—	$—	$(413,818)	$—	$(413,818)

Futures	Receivable:
Contracts(a)	Variation Margin	(10,232)	(31,369)	—	(222,867)	(264,468)

Total Value - Liabilities		$(10,232)	$(31,369)	$(413,818)	$(222,867)	$(678,286)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

15

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following table lists the amounts of realized gains or (losses) included in net increase in net assets resulting from operations for the period ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED STATEMENT OF		INTEREST
	OPERATIONS	EQUITY	RATE	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Realized Gain (Loss)

Net realized gain (loss) from
Futures Contracts	Futures	$(149,883)	$777,533	$74,399	$702,049

    The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT OF		INTEREST	FOREIGN
	OPERATIONS	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Change in unrealized appreciation (depreciation)

	Net change in unrealized appreciation
	(depreciation) from
Futures Contracts	Futures	$47,569	$23,268	$—	$94,964	$165,801

	Net change in unrealized appreciation
	(depreciation) from
	Forward Foreign
Forward Contracts	Currency Contracts	—	—	(232,021)	—	(232,021)

Total change in unrealized appreciation (depreciation)		$47,569	$23,268	$(232,021)	$94,964	$(66,220)

16

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

For the period ended February 29, 2016, the Fund’s average volume of derivatives is as follows:

		FORWARD FOREIGN	FORWARD FOREIGN
LONG FUTURES	SHORT FUTURES	CURRENCY	CURRENCY
NOTIONAL	NOTIONAL	CONTRACTS — PAYABLE	CONTRACTS — RECEIVABLE
COST	COST	(VALUE AT TRADE DATE)	(VALUE AT TRADE DATE)
$62,342,021	$(12,038,124)	$(17,817,273)	$17,817,273

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not				Gross Amount Not
	Gross Amount	Offset			Gross Amount	Offset
	Presented in the	in Consolidated			Presented in the	in Consolidated
	Consolidated	Statement of			Consolidated	Statement of
	Statement of	Assets and Liabilities			Statement of	Assets and Liabilities
	Assets and	Financial	Collateral	Net	Assets and	Financial	Collateral	Net
Description	Liabilities	Instruments	Received	Amount(1)	Liabilities	Instruments	Pledged(2)	Amount(3)

	Assets				Liabilities
Forward Foreign Currency Contracts	$181,797	($181,797)	$—	$—	$413,818	($181,797)	($232,021)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral received may be more than the amount shown.

(3)	Net amount represents the net amount payable from the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

17

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

18

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

18

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.05% of the Fund’s average daily net assets.

Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.25% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of the Company. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.25%, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For the period ended February 29, 2016, investment advisory fees accrued and waived were $29,996 and $27,591, respectively. At February 29, 2016, the amount of potential recovery by the Adviser was as follows:

EXPIRATION
AUGUST 31, 2019
$27,591

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended February 29, 2016, BNY Mellon accrued administration and accounting fees totaling $27,859 and waived fees totaling $22,768.

Included in the administration and accounting service fees, shown on the Consolidated Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

19

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONCLUDED)

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended February 29, 2016, BNY Mellon accrued transfer agent fees totaling $7,414 and waived fees totaling $5,465.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended February 29, 2016, the Custodian accrued custodian fees totaling $4,033 and waived fees totaling $3,415.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR’S AND OFFICER’S COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 29, 2016 was $2,418. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the period ended February 29, 2016, the Fund paid $9 in officer fees.

4. INVESTMENT IN SECURITIES

For the period ended February 29, 2016, there were no purchases and sales of investment securities for the Fund, excluding short term investments for cash management purposes.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

			NET
FEDERAL TAX	UNREALIZED	UNREALIZED	UNREALIZED
COST	APPRECIATION	DEPRECIATION	DEPRECIATION
$9,991,953	$—	$(1,143)	$(1,143)

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements.

20

CAMPBELL CORE CARRY FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of the Company, including all the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between Campbell & Company Investment Adviser LLC (“Campbell”) and the Company (the “Investment Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on September 30, 2015 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial two-year term. In approving the Investment Advisory Agreement, the Board considered information provided by Campbell with the assistance and advice of counsel to the Independent Director of the Company.

In considering the approval of the Investment Advisory Agreement between the Company and Campbell with respect to the Fund, the Directors took into account all the materials provided in advance of the Meeting, including the Lipper materials, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Campbell’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Campbell’s personnel providing those services; (iii) Campbell’s investment philosophies and processes; (iv) Campbell’s assets under management and client descriptions; (v) Campbell’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Campbell’s advisory fee arrangement with the Company and other similarly managed clients; (vii) Campbell’s compliance policies and procedures; (viii) Campbell’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Lipper comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group.

At the Meeting, as part of their review, the Directors considered the nature, extent and quality of the services provided by Campbell. The Directors concluded that Campbell had substantial resources to provide services to the Fund. The Board also considered the advisory fee rate to be paid by the Fund under the Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) was compared to similar information for funds advised by other, unaffiliated investment advisory firms. In addition, the Directors noted that Campbell has contractually agreed to waive management fees and reimburse expenses through December 31, 2016 to the extent that total annual Fund operating expenses exceed 1.25% of the Fund’s average daily net assets.

After reviewing the information regarding the Fund’s costs, Campbell’s estimated profitability and economies of scale, and after considering Campbell’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2017.

22

CAMPBELL CORE CARRY FUND

PRIVACY NOTICE

(UNAUDITED)

Campbell Core Carry Fund

FACTS	WHAT DOES THE CAMPBELL CORE CARRY FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number
● account balances
● account transactions
● transaction history
● wire transfer instructions
● checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Campbell Core Carry Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Does the Campbell Core Carry Fund Share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	Yes
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-261-6488

23

CAMPBELL CORE CARRY FUND

PRIVACY NOTICE

(UNAUDITED)

What we do
How does the Campbell Core Carry Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Campbell Core Carry Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information ● give us your contact information ● make a wire transfer ● tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include Campbell Core Carry Fund’s investment adviser, Campbell & Company Investment Adviser LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Campbell Core Carry Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Campbell Core Carry Fund does not jointly market.

24

Investment Adviser

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

CAMC-SAR16

CAMPBELL CORE TREND FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

CAMPBELL CORE TREND FUND

SEMI-ANNUAL REPORT

PERFORMANCE DATA

FEBRUARY 29, 2016

(UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2016
	Six	One	Since
	Months*	Year	Inception**
Campbell Core Trend Fund, Institutional Shares	-0.54%	-9.15%	-2.95%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.04%	0.05%	0.05%
Barclay BTOP50 Index***	7.02%	0.73%	3.57%

*	Not annualized.

**	Inception date of the Fund is December 31, 2014.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2015, is 4.39% and the Fund’s net operating expense ratio is 1.26%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets attributable to Institutional Shares. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

CAMPBELL CORE TREND FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	SEPTEMBER 1, 2015	FEBRUARY 29, 2016*	DURING PERIOD*
Actual	$1,000.00	$ 994.60	$6.20
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.27

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Shares, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year (182) then divided by 366 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Institutional Shares of the Fund of (0.54)%.

2

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2016

(UNAUDITED)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 29, 2016.

	% OF NET
SECURITY TYPE/SECTOR CLASSIFICATION	ASSETS	VALUE

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	68.3%	$6,594,703
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	31.7	3,067,541

NET ASSETS	100.0%	$9,662,244

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

3

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2016

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 68.3%
U.S. TREASURY OBLIGATIONS—68.3%
U.S. Treasury Bill	0.095%	04/21/16	$3,350,000	$3,349,549
U.S. Treasury Bill	0.321%	07/21/16	3,250,000	3,245,154

				6,594,703

TOTAL SHORT-TERM INVESTMENTS (Cost $ 6,595,447)				6,594,703

TOTAL INVESTMENTS — 68.3% (Cost $ 6,595,447)				6,594,703

OTHER ASSETS IN EXCESS OF LIABILITIES — 31.7%				3,067,541

NET ASSETS — 100.0%				$9,662,244

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

4

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

FUTURES CONTRACTS

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10-Year Mini Japanese Government Bond	03/11/16	1	$131,862	$3,103
3-Month Euro Euribor	03/13/17	6	1,635,068	2,997
90-DAY Eurodollar	03/13/17	26	6,441,093	2,355
90-DAY Sterling	03/15/17	21	3,626,895	7,218
Australian 10-Year Bond	03/16/16	3	281,525	772
Australian 3-Year Bond	03/16/16	19	1,523,930	885
Canadian 10-Year Bond	06/30/16	4	420,377	(1,841)
Euro Buxl 30-Year Bond	03/10/16	1	179,845	4,872
Euro-Bobl	03/10/16	2	285,325	4,763
Euro-Bund	03/10/16	2	357,243	5,187
Euro-Oat	03/10/16	1	168,249	2,414
Euro-Schatz	03/10/16	4	486,146	828
Gold 100 Oz	04/29/16	2	247,975	(1,095)
Lean Hogs	04/18/16	3	85,049	(1,079)
London Metals Exchange Aluminum	03/16/16	16	601,418	27,482
London Metals Exchange Copper	03/16/16	4	454,622	15,928
London Metals Exchange Nickel	03/16/16	9	457,008	1,776
London Metals Exchange Zinc	03/16/16	14	516,865	56,135
Long Gilt	06/30/16	2	337,664	1,696
U.S. Treasury 10-Year Notes	06/30/16	5	652,118	461
U.S. Treasury 2-Year Notes	07/06/16	14	3,061,758	(2,102)
U.S. Treasury 5-Year Notes	07/06/16	10	1,021,639	(656)
U.S. Treasury Long Bond	06/30/16	2	330,792	(1,730)
U.S. Treasury Ultra Bond	06/30/16	1	173,189	(33)

			$23,477,655	$130,336

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Bank Bill	06/10/16	-7	$(4,970,058)	$24
Brent Crude	03/31/16	-3	(99,893)	(9,817)
CAC 40 10 Euro	03/21/16	-1	(44,650)	(2,699)
Cattle Feeder	03/24/16	-1	(74,847)	(4,228)
Cocoa	05/31/16	-2	(55,264)	(3,836)
Coffee	05/31/16	-2	(92,807)	6,519
Corn	05/17/16	-11	(200,499)	4,143
Cotton No.2	05/20/16	-3	(90,846)	6,096
Euro STOXX 50	03/18/16	-2	(64,420)	585
FTSE/JSE Top 40	03/17/16	-1	(27,097)	(516)
Gasoline Rbob	04/28/16	-1	(48,739)	(6,731)
Hang Seng Index	03/31/16	-1	(123,808)	1,270
IBEX 35 Index	03/18/16	-1	(88,980)	(2,698)
Live Cattle	05/16/16	-1	(53,847)	(943)
London Metals Exchange Aluminum	03/16/16	-17	(636,535)	(31,672)
London Metals Exchange Copper	03/16/16	-5	(578,188)	(10,000)
London Metals Exchange Nickel	03/16/16	-12	(624,833)	13,121
London Metals Exchange Zinc	03/16/16	-13	(496,081)	(76,813)
Low Sulphur Gas Oil	04/30/16	-3	(94,195)	(4,805)
MSCI Singapore Index	03/31/16	-4	(85,088)	(574)
MSCI Taiwan Index	03/30/16	-1	(99,843)	(157)
Natural Gas	04/30/16	-6	(115,938)	13,276
Nikkei 225	03/11/16	-1	(77,690)	6,895
OMX Stockholm 30 Index	03/18/16	-2	(30,902)	(908)
Palladium	06/30/16	-1	(50,268)	703
Russell 2000 Index	03/18/16	-1	(104,840)	1,670
SGX Nifty 50 Index	03/31/16	-9	(903,655)	3,655
Soybean	05/17/16	-2	(200,644)	644
SPI 200 Index	03/18/16	-1	(87,049)	16

The accompanying notes are an integral part of the consolidated financial statements.

5

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Sugar No. 11 (World)	07/15/16	-1	$(13,467)	$(933)
Wheat	05/17/16	-8	(184,368)	3,064
WTI Crude	04/30/16	-3	(87,443)	(13,807)

			$(10,506,782)	$(109,456)

Total Futures Contracts			$12,970,873	$20,880

The accompanying notes are an integral part of the consolidated financial statements.

6

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

Forward foreign currency contracts outstanding as of February 29, 2016 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

AUD	1,800,000	USD	1,300,793	03/16/16	UBS	$(17,036)
AUD	200,000	USD	144,907	03/16/16	UBS	(2,267)
AUD	100,000	USD	70,231	03/16/16	UBS	1,089
CAD	1,000,000	USD	720,926	03/16/16	UBS	18,178
CAD	800,000	USD	575,431	03/16/16	UBS	15,852
CAD	400,000	USD	281,187	03/16/16	UBS	14,454
CAD	400,000	USD	286,321	03/16/16	UBS	9,320
CAD	300,000	USD	213,152	03/16/16	UBS	8,579
CAD	100,000	USD	73,781	03/16/16	UBS	129
EUR	900,000	USD	988,014	03/16/16	UBS	(8,454)
EUR	400,000	USD	435,931	03/16/16	UBS	(571)
EUR	400,000	USD	438,730	03/16/16	UBS	(3,370)
EUR	200,000	USD	220,463	03/16/16	UBS	(2,784)
GBP	700,000	USD	1,048,784	03/16/16	UBS	(74,428)
GBP	300,000	USD	441,725	03/16/16	UBS	(24,144)
GBP	200,000	USD	289,349	03/16/16	UBS	(10,962)
GBP	100,000	USD	151,740	03/16/16	UBS	(12,547)
JPY	201,800,000	USD	1,682,160	03/16/16	UBS	108,604
JPY	128,300,000	USD	1,067,163	03/16/16	UBS	71,365
JPY	85,500,000	USD	727,856	03/16/16	UBS	30,867
JPY	10,000,000	USD	83,543	03/16/16	UBS	5,196
MXN	12,500,000	USD	702,927	03/16/16	UBS	(14,448)
MXN	10,200,000	USD	580,562	03/16/16	UBS	(18,763)
MXN	2,500,000	USD	145,717	03/16/16	UBS	(8,021)
MXN	1,300,000	USD	74,422	03/16/16	UBS	(2,820)
NOK	6,500,000	USD	740,023	03/16/16	UBS	6,805
NOK	4,000,000	USD	460,874	03/16/16	UBS	(1,288)
NOK	1,800,000	USD	208,343	03/16/16	UBS	(1,529)
NOK	700,000	USD	80,141	03/16/16	UBS	287
NOK	400,000	USD	46,759	03/16/16	UBS	(800)
NZD	800,000	USD	533,268	03/16/16	UBS	(6,669)
NZD	400,000	USD	267,955	03/16/16	UBS	(4,656)
NZD	200,000	USD	133,017	03/16/16	UBS	(1,367)
NZD	200,000	USD	134,902	03/16/16	UBS	(3,252)
SEK	9,300,000	USD	1,096,653	03/16/16	UBS	(9,732)
SEK	5,300,000	USD	626,557	03/16/16	UBS	(7,129)
SEK	1,400,000	USD	165,592	03/16/16	UBS	(1,969)
SEK	1,000,000	USD	119,212	03/16/16	UBS	(2,339)
SEK	400,000	USD	47,435	03/16/16	UBS	(686)
SGD	900,000	USD	636,298	03/16/16	UBS	3,616
SGD	600,000	USD	428,650	03/16/16	UBS	(2,041)
SGD	300,000	USD	210,871	03/16/16	UBS	2,433
SGD	300,000	USD	213,025	03/16/16	UBS	279
USD	639,184	AUD	900,000	03/16/16	UBS	(2,695)
USD	364,345	AUD	500,000	03/16/16	UBS	7,746

The accompanying notes are an integral part of the consolidated financial statements.

7

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

USD	285,576	AUD	400,000	03/16/16	UBS	$296
USD	213,031	AUD	300,000	03/16/16	UBS	(928)
USD	1,339,753	CAD	1,800,000	03/16/16	UBS	9,366
USD	436,061	CAD	600,000	03/16/16	UBS	(7,401)
USD	435,686	CAD	600,000	03/16/16	UBS	(7,776)
USD	146,250	CAD	200,000	03/16/16	UBS	(1,571)
USD	72,785	CAD	100,000	03/16/16	UBS	(1,126)
USD	1,061,545	EUR	1,000,000	03/16/16	UBS	(26,854)
USD	541,344	EUR	500,000	03/16/16	UBS	(2,855)
USD	216,804	EUR	200,000	03/16/16	UBS	(875)
USD	108,869	EUR	100,000	03/16/16	UBS	29
USD	900,691	GBP	600,000	03/16/16	UBS	65,529
USD	592,002	GBP	400,000	03/16/16	UBS	35,228
USD	300,817	GBP	200,000	03/16/16	UBS	22,430
USD	299,615	GBP	200,000	03/16/16	UBS	21,228
USD	146,985	GBP	100,000	03/16/16	UBS	7,791
USD	141,170	GBP	100,000	03/16/16	UBS	1,976
USD	1,229,384	JPY	147,350,000	03/16/16	UBS	(78,193)
USD	663,526	JPY	80,950,000	03/16/16	UBS	(54,821)
USD	586,204	JPY	70,100,000	03/16/16	UBS	(35,860)
USD	419,560	JPY	50,900,000	03/16/16	UBS	(32,124)
USD	363,474	JPY	44,700,000	03/16/16	UBS	(33,192)
USD	909,927	MXN	15,900,000	03/16/16	UBS	34,182
USD	355,825	MXN	6,200,000	03/16/16	UBS	14,340
USD	210,305	MXN	3,500,000	03/16/16	UBS	17,531
USD	184,199	MXN	3,200,000	03/16/16	UBS	7,948
USD	128,078	MXN	2,300,000	03/16/16	UBS	1,398
USD	5,833	MXN	100,000	03/16/16	UBS	325
USD	969,003	NOK	8,400,000	03/16/16	UBS	3,871
USD	307,749	NOK	2,700,000	03/16/16	UBS	(2,472)
USD	193,971	NOK	1,700,000	03/16/16	UBS	(1,353)
USD	125,299	NOK	1,100,000	03/16/16	UBS	(1,088)
USD	395,806	NZD	600,000	03/16/16	UBS	857
USD	263,140	NZD	400,000	03/16/16	UBS	(160)
USD	261,138	NZD	400,000	03/16/16	UBS	(2,161)
USD	67,257	NZD	100,000	03/16/16	UBS	1,432
USD	65,433	NZD	100,000	03/16/16	UBS	(392)
USD	1,133,066	SEK	9,800,000	03/16/16	UBS	(12,291)
USD	317,839	SEK	2,700,000	03/16/16	UBS	2,282
USD	245,517	SEK	2,100,000	03/16/16	UBS	83
USD	211,628	SEK	1,800,000	03/16/16	UBS	1,256
USD	565,307	SGD	800,000	03/16/16	UBS	(3,506)
USD	352,958	SGD	500,000	03/16/16	UBS	(2,550)
USD	279,235	SGD	400,000	03/16/16	UBS	(5,171)
USD	141,207	SGD	200,000	03/16/16	UBS	(996)
USD	547,364	ZAR	8,000,000	03/16/16	UBS	44,851
USD	243,744	ZAR	3,800,000	03/16/16	UBS	5,051
USD	171,692	ZAR	2,700,000	03/16/16	UBS	2,094
USD	32,176	ZAR	500,000	03/16/16	UBS	769

The accompanying notes are an integral part of the consolidated financial statements.

8

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2016

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

USD	25,956	ZAR	400,000	03/16/16	UBS	$830
USD	18,561	ZAR	300,000	03/16/16	UBS	(283)
ZAR	6,900,000	USD	433,830	03/16/16	UBS	(412)
ZAR	2,400,000	USD	150,745	03/16/16	UBS	9
ZAR	2,100,000	USD	127,678	03/16/16	UBS	4,231
ZAR	1,500,000	USD	96,739	03/16/16	UBS	(2,518)

Total Forward Foreign Currency Contracts						$46,316

AUD	Australian Dollar
CAC	Cotation Assistée en Continu (Continuous Assisted Quotation)
CAD	Canadian Dollar
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
IBEX	Index of the Bolsa de Madrid
JPY	Japanese Yen
JSE	Johannesburg Stock Exchange
MXN	Mexican Peso

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
SGX	Singapore Stock Exchange
UBS	UBS AG
USD	United States Dollar
WTI	West Texas Intermediate
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

9

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2016

(UNAUDITED)

ASSETS
Investments, at value (cost $6,595,447)	$6,594,703
Cash	2,012,256
Cash collateral on futures contracts and forward foreign currency contracts	989,067
Foreign cash (cost $18,739)	18,335
Receivables for:
Variation margin	20,880
Due from Adviser	25,344
Prepaid expenses	31,047
Unrealized appreciation on forward foreign currency contracts	612,012

Total assets	10,303,644

LIABILITIES
Payables for:
Administration and accounting fees	24,315
Transfer agent fees	12,728
Custodian fees	2,576
Unrealized depreciation on forward foreign currency contracts	565,696
Other accrued expenses and liabilities	36,085

Total liabilities	641,400

Net Assets	$9,662,244

NET ASSETS CONSIST OF
Capital stock, $0.001 Par value	$1,013
Paid-in capital	9,530,285
Accumulated net investment loss	(57,031)
Accumulated net realized gain from futures transactions, foreign currency transactions and forward foreign currency contracts	121,929
Net unrealized appreciation on investments, futures transactions, foreign currency translations and forward foreign currency contracts	66,048

Net assets	$9,662,244

INSTITUTIONAL SHARES
Net assets	$9,662,244

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,013,405

Net asset value, offering and redemption price per share	$9.53

The accompanying notes are an integral part of consolidated financial statements.

10

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED

FEBRUARY 29, 2016

(UNAUDITED)

INVESTMENT INCOME
Interest	$3,559

Total investment income	3,559

EXPENSES
Advisory fees (Note 2)	50,895
Administration and accounting fees (Note 2)	66,784
Audit and tax service fees	19,451
Transfer agent fees (Note 2)	14,403
Custodian fees (Note 2)	7,764
Directors’ and officers’ fees	6,977
Legal fees	4,239
Registration and filing fees	3,478
Printing and shareholder reporting fees	2,802
Other expenses	9,719

Total expenses before waivers and reimbursements	186,512
Less: waivers and reimbursements (Note 2)	(125,922)

Net expenses after waivers and reimbursements	60,590

Net investment loss	(57,031)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures transactions	104,488
Foreign currency transactions	2,845
Forward foreign currency contracts	(1,655)

Net realized gain from investments	105,678

Net change in unrealized appreciation/(depreciation) on:
Investments	(744)
Futures transactions	(143,950)
Foreign currency translations	(4,491)
Forward foreign currency contracts	48,270

Net change in unrealized appreciation/(depreciation) on investments	(100,915)

Net realized and unrealized gain on investments	4,763

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,268)

The accompanying notes are an integral part of consolidated financial statements.

11

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	FOR THE
	SIX MONTHS ENDED	FOR THE
	FEBRUARY 29, 2016	PERIOD ENDED
	(UNAUDITED)	AUGUST 31, 2015(1)
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss	$(57,031)	$(84,553)
Net realized gain/(loss) from futures transactions, foreign currency transactions and forward foreign currency contracts	105,678	(367,898)
Net change in unrealized appreciation/(depreciation) on investments, futures transactions, foreign currency translations and forward foreign currency contracts	(100,915)	166,963

Net decrease in net assets resulting from operations	(52,268)	(285,488)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(128,960)	—

Net decrease in net assets from dividends and distributions to shareholders	(128,960)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from shares sold	—	10,000,000
Proceeds from reinvestment of distributions	128,960	—

Total Institutional Shares	128,960	10,000,000

Net increase in net assets from capital share transactions	128,960	10,000,000

Total increase/(decrease) in net assets	(52,268)	9,714,512

NET ASSETS:
Beginning of period	9,714,512	—

End of period	$9,662,244	$9,714,512

Accumulated net investment loss, end of period	$(57,031)	$—

SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	1,000,000
Shares reinvested	13,405	—

Total Institutional Shares	13,405	1,000,000

Net increase in shares	13,405	1,000,000

(1)	The Fund commenced investment operations on December 31, 2014.

The accompanying notes are an integral part of consolidated financial statements.

12

CAMPBELL CORE TREND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the periods. This information has been derived from information provided in the consolidated financial statements.

	INSTITUTIONAL SHARES
	FOR THE		FOR THE
	SIX MONTHS ENDED		PERIOD
	FEBRUARY 29, 2016		ENDED
	(UNAUDITED)		AUGUST 31, 2015(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.71		$10.00

Net investment loss(2)	(0.06)		(0.08)
Net realized and unrealized loss from investments	0.01		(0.21)

Net decrease in net assets resulting from operations	(0.05)		(0.29)

Dividends and distributions to shareholders from:
Net realized gains	(0.13)		—

Total dividends and distributions to shareholders	(0.13)		—

Net asset value, end of period	$9.53		$9.71

Total investment return(3)	(0.54)%		(2.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$9,662		$9,715
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(5)	1.26	%(4)(5)
Ratio of expenses to average net assets without waivers and reimbursements	3.85	%(5)	4.39	%(5)
Ratio of net investment loss to average net assets	(1.18	)%(5)	(1.25	)%(5)
Portfolio turnover rate	0.00	%(6)	0.00	%(6)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25% for the period ended August 31, 2015.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.

13

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Campbell Core Trend Fund (the “Fund”), which commenced investment operations on December 31, 2014. The Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Codification Topic 946.

CONSOLIDATION OF SUBSIDIARY — The Fund pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Core Trend Program and (ii) the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 29, 2016, the net assets of the Subsidiary were $1,295,040, which represented 13.4% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Short-Term Investments	$6,594,703	$—	$6,594,703	$—
Commodity Contracts
Futures	148,887	148,887	—	—
Equity Contracts
Futures	14,091	14,091	—	—
Interest Rate Contracts
Futures	37,575	37,575	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	612,012	—	612,012	—

Total Assets	$7,407,268	$200,553	$7,206,715	$—

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 29, 2016	PRICE	INPUTS	INPUTS

Commodity Contracts
Futures	$(165,759)	$(165,759)	$—	$—
Equity Contracts
Futures	(7,552)	(7,552)	—	—
Interest Rate Contracts
Futures	(6,362)	(6,362)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(565,696)	—	(565,696)	—

Total Liabilities	$(745,369)	$(179,673)	$(565,696)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of

15

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the six months ended February 29, 2016, the Fund used long and short contracts on foreign currencies and U.S. and foreign equity market indices, U.S. and foreign government bonds, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the six months ended February 29, 2016.

The following table lists the fair values of the Fund’s derivative holdings as of February 29, 2016 grouped by contract type and risk exposure category.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Asset Derivatives

	Unrealized appreciation on forward foreign
Forward Contracts	currency contracts	$—	$—	$612,012	$—	$612,012

Futures	Receivable:
Contracts(a)	Variation Margin	14,091	37,575	—	148,887	200,553

Total Value - Assets		$14,091	$37,575	$612,012	$148,887	$812,565

Liability Derivatives

	Unrealized depreciation on forward foreign
Forward Contracts	currency contracts	$—	$—	$(565,696)	$—	$(565,696)

Futures	Receivable:
Contracts(a)	Variation Margin	(7,552)	(6,362)	—	(165,759)	(179,673)

Total Value - Liabilities		$(7,552)	$(6,362)	$(565,696)	$(165,759)	$(745,369)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

16

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

The following table lists the amounts of realized gains or (losses) included in net decrease in net assets resulting from operations for the six months ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT OF			INTEREST		FOREIGN
	OPERATIONS	EQUITY		RATE		CURRENCY		COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS		CONTRACTS		CONTRACTS		CONTRACTS	TOTAL

Realized Gain (Loss)

	Net realized gain
Futures Contracts	(loss) from Futures	$(252,612)		$(192,161)		$—		$549,261	$104,488

	Net realized gain
	(loss) from
	Forward Foreign
Forward Contracts	Currency Contracts	—		—		(1,655)		—	(1,655)

Total Realized Gain (Loss)			$(252,612)		$(192,161)		$(1,655)	$549,261	$102,833

    The following table lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the six months ended February 29, 2016, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT OF			INTEREST		FOREIGN
	OPERATIONS	EQUITY		RATE		CURRENCY		COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS		CONTRACTS		CONTRACTS		CONTRACTS	TOTAL

Change in unrealized appreciation (depreciation)

	Net change in unrealized appreciation
	(depreciation) from
Futures Contracts	Futures	$15,158		$35,828		$—		$(194,936)	$(143,950)

	Net change in unrealized appreciation
	(depreciation) from
	Forward Foreign
Forward Contracts	Currency Contracts	—		—		48,270		—	48,270

Total change in unrealized appreciation (depreciation)		$15,158		$35,828		$48,270		$(194,936)	$(95,680)

17

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

For the six months ended February 29, 2016, the Fund’s average volume of derivatives is as follows:

		FORWARD FOREIGN	FORWARD FOREIGN
LONG FUTURES	SHORT FUTURES	CURRENCY	CURRENCY
NOTIONAL	NOTIONAL	CONTRACTS — PAYABLE	CONTRACTS — RECEIVABLE
COST	COST	(VALUE AT TRADE DATE)	(VALUE AT TRADE DATE)
$24,154,650	$(8,453,627)	$(45,726,317)	$45,726,317

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not				Gross Amount Not
	Gross Amount	Offset			Gross Amount	Offset
	Presented in the	in Consolidated			Presented in the	in Consolidated
	Consolidated	Statement of			Consolidated	Statement of
	Statement of	Assets and Liabilities			Statement of	Assets and Liabilities
	Assets and	Financial	Collateral	Net	Assets and	Financial	Collateral	Net
Description	Liabilities	Instruments	Received	Amount(1)	Liabilities	Instruments	Pledged(2)	Amount(3)

	Assets				Liabilities
Forward Foreign Currency Contracts	$612,012	($565,696)	$—	$46,316	$565,696	($565,696)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral received may be more than the amount shown.

(3)	Net amount represents the net amount payable from the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of

18

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

19

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

20

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.05% of the Fund’s average daily net assets.

Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.25% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of the Company. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.25%, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For the six months ended February 29, 2016, investment advisory fees accrued and waived were $50,895 and fees reimbursed by the Adviser were $73,326. At February 29, 2016, the amount of potential recovery by the Adviser was as follows:

EXPIRATION
AUGUST 31, 2018	AUGUST 31, 2019
$159,376	$124,221

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the six months ended February 29, 2016, BNY Mellon accrued administration and accounting fees totaling $66,784 and waived fees totaling $1,247.

Included in the administration and accounting service fees, shown on the Consolidated Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

21

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONTINUED)

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six months ended February 29, 2016, BNY Mellon accrued transfer agent fees totaling $14,403 and waived fees totaling $303.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six months ended February 29, 2016, the Custodian accrued custodian fees totaling $7,764 and waived fees totaling $151.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR’S AND OFFICER’S COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2016 was $3,548. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,033 in officer fees.

4. INVESTMENT IN SECURITIES

For the six months ended February 29, 2016, there were no purchases and sales of investment securities for the Fund, excluding short term investments for cash management purposes.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

			NET
FEDERAL TAX	UNREALIZED	UNREALIZED	UNREALIZED
COST	APPRECIATION	DEPRECIATION	DEPRECIATION
$6,595,447	$—	$(744)	$(744)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

22

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 29, 2016

(UNAUDITED) (CONCLUDED)

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

			QUALIFIED
UNDISTRIBUTED	UNDISTRIBUTED	UNREALIZED	LATE-YEAR	OTHER TEMPORARY
ORDINARY INCOME	LONG-TERM GAINS	APPRECIATION	LOSSES	DIFFERENCES
$22,182	$106,779	$183,213	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends and distributions paid during the period ended August 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Fund had no capital loss carryforwards.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements.

23

CAMPBELL CORE TREND FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

24

Investment Adviser

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

CAMT-SAR16

FREE MARKET U.S. EQUITY FUND

FREE MARKET INTERNATIONAL EQUITY FUND

FREE MARKET FIXED INCOME FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 29, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

Annual Investment Adviser’s Report

February 29, 2016

(Unaudited)

Dear Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have well surpassed the $5 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the six months ended February 29, 2016, investors experienced broad-based downward volatility in the equity markets. International equity markets over the past six months have seen a sharp decline, returning -5.31% as measured by the MSCI All Country World Index. U.S. stocks performed better than international stocks, but were still down slightly, returning -0.92% as represented by the S&P 500 Index, outpacing international markets over the past half year. In contrast to the broad equity markets, bond markets came in positive over the last six months, providing a return of 1.69% as measured by the Barclays Capital US Government/Credit Intermediate Bond Index

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market investment strategies and Structured Market Portfolios. Grounded in the conviction that free markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, we believe risk is well-described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade offs. The Funds are diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com.to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Kenneth E. Gatliff

Portfolio Manager

Matson Money, Inc.

1

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	-5.93%	-11.34%	7.43%	7.45%	6.88%
Russell 2500® Index	-8.57%	-13.30%	6.84%	7.34%	6.17%
Composite Index***	-5.29%	-11.07%	7.21%	7.50%	4.98%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.92% (included in the ratio is 0.32% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $13.95 per share on February 29, 2016.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

                                         Free Market International Equity Fund

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	-10.04%	-16.10%	-0.35%	-0.78%	0.05%
MSCI World (excluding U.S.) Index	-9.41%	-15.69%	-0.25%	-0.11%	-1.75%
Composite Index***	-8.76%	-15.05%	-0.70%	-0.13%	-1.26%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.14% (included in the ratio is 0.50% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $8.06 per share on February 29, 2016.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

2

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market Fixed Income Fund

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	0.98%	0.78%	0.34%	1.17%	1.74%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	1.28%	1.63%	1.47%	1.83%	2.42%
Composite Index***	1.30%	1.34%	1.24%	1.91%	2.62%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.79% (included in the ratio is 0.19% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.31 per share on February 29, 2016.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses.

3

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$940.70	$2.90
Hypothetical (5% return before expenses)	1,000.00	1,021.88	3.02

	Free Market International Equity Fund
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$899.60	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.22

4

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$1,009.80	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.88	3.02

*	Expenses are equal to an annualized six-month expense ratio of 0.60% for the Free Market U.S. Equity Fund, 0.64% for the Free Market International Equity Fund and 0.60% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.01%-0.13%	0.01%-0.27%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of -5.93% for the Free Market U.S. Equity Fund, -10.04% for the Free Market International Equity Fund and 0.98% for the Free Market Fixed Income Fund.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 100.0%
U.S. Large Cap Value Portfolio III(a)	28,744,115	$586,954,834
U.S. Large Company Portfolio(a)	19,172,420	290,845,608
U.S. Micro Cap Portfolio(b)	18,025,812	297,425,904
U.S. Small Cap Portfolio(b)	11,064,748	296,977,824
U.S. Small Cap Value Portfolio(b)	17,345,137	496,591,277

TOTAL EQUITY FUNDS (Cost $1,770,364,570)		1,968,795,447

TOTAL INVESTMENTS — 100.0% (Cost $1,770,364,570)		1,968,795,447

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(27,840)

NET ASSETS — 100.0%		$1,968,767,607

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	100.0%	$1,968,795,447
Liabilities In Excess Of Other Assets	0.0%	(27,840)

NET ASSETS	100.0%	$1,968,767,607

(a)	A portfolio of Dimensional Investment Group, Inc.
(b)	A portfolio of DFA Investment Dimensions Group, Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	1,040,943	$18,351,819
Canadian Small Company Series(b)	2,531,764	19,880,651
Continental Small Company Portfolio(a)	1,454,972	28,299,201
Continental Small Company Series(b)	276,434	17,231,888
DFA International Small Cap Value Portfolio(a)	32,968,176	565,404,214
DFA International Value Portfolio III(c)	34,440,819	417,422,732
Emerging Markets Portfolio(a)	3,850,475	75,738,837
Emerging Markets Small Cap Portfolio(a)	4,202,188	69,168,022
Emerging Markets Value Portfolio(a)	3,655,021	70,797,751
Japanese Small Company Portfolio(a)	1,684,094	31,694,644
Large Cap International Portfolio(a)	3,900,990	70,139,801
United Kingdom Small Company Portfolio(a)	186,330	5,533,989
United Kingdom Small Company Series(b)	360,637	20,861,374

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,574,348,858)		1,410,524,923

TOTAL INVESTMENTS — 99.9% (Cost $1,574,348,858)		1,410,524,923

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		977,742

NET ASSETS — 100.0%		$1,411,502,665

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.9%	$1,410,524,923
Other Assets In Excess Of Liabilities	0.1%	977,742

NET ASSETS	100.0%	$1,411,502,665

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 97.0%
DFA Five-Year Global Fixed Income Portfolio(a)	46,546,093	$514,799,791
DFA Inflation-Protected Securities Portfolio(a)	8,935,171	104,898,910
DFA Intermediate Government Fixed Income Portfolio(a)	11,918,266	153,507,270
DFA One-Year Fixed Income Portfolio(a)	33,055,733	340,474,046
DFA Short-Term Government Portfolio(a)	9,386,117	101,088,475
DFA Two-Year Global Fixed Income Portfolio(a)	35,225,621	351,199,439
iShares 1-3 Year Credit Bond ETF	2,914,739	305,726,974
iShares Intermediate Credit Bond ETF	1,145,755	124,073,809

TOTAL FIXED INCOME FUNDS
(Cost $1,996,029,364)		1,995,768,714

TOTAL INVESTMENTS — 97.0%
(Cost $1,996,029,364)		1,995,768,714

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		61,328,256

NET ASSETS — 100.0%		$2,057,096,970

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	97.0%	$1,995,768,714
Other Assets In Excess Of Liabilities	3.0%	61,328,256

NET ASSETS	100.0%	$2,057,096,970

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 29, 2016

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$1,968,795,447	$1,410,524,923	$1,995,768,714
Cash and cash equivalents	653,735	2,987,164	43,511,996
Receivables
Receivable for investments sold	800,000		60,000,000
Receivable for capital shares sold	1,073,961	913,769	927,637
Dividends and interest receivable	38	19	80
Prepaid expenses and other assets	71,480	75,646	78,994

Total assets	1,971,394,661	1,414,501,521	2,100,287,421

LIABILITIES
Payables
Investments purchased	—	1,090,988	39,999,807
Transfer agent fees	230,306	155,865	225,720
Administration and accounting fees	355,381	330,477	364,372
Capital shares redeemed	1,238,417	829,474	1,745,509
Investment adviser	748,311	545,100	805,850
Other accrued expenses and liabilities	54,639	46,952	49,193

Total liabilities	2,627,054	2,998,856	43,190,451

Net Assets	$1,968,767,607	$1,411,502,665	$2,057,096,970

NET ASSETS CONSISTS OF
Par value	$141,104	$175,063	$199,602
Paid-in capital	1,688,290,132	1,570,204,089	2,056,811,865
Accumulated net investment loss	(1,819,421)	(1,263,793)	(1,166,624)
Accumulated net realized gain from investments	83,724,915	6,211,241	1,512,777
Net unrealized appreciation/(depreciation) on investments	198,430,877	(163,823,935)	(260,650)

Net Assets	$1,968,767,607	$1,411,502,665	$2,057,096,970

Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	141,104,390	175,063,393	199,602,353

Net asset value, offering and redemption price per share	$13.95	$8.06	$10.31

† Investment in non-affiliated funds, at cost	$1,770,364,570	$1,574,348,858	$1,996,029,364

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 29, 2016

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$19,192,241	$22,099,965	$9,697,315
Interest from non-affiliated funds	203	108	504

Total investment income	19,192,444	22,100,073	9,697,819

Expenses
Advisory fees (Note 2)	4,897,996	3,579,210	5,013,493
Administration and accounting fees (Note 2)	488,047	386,040	493,432
Transfer agent fees (Note 2)	253,710	187,290	259,386
Professional fees	104,244	78,217	101,052
Custodian fees (Note 2)	63,285	49,607	64,032
Directors’ and officers’ fees	47,518	36,649	45,998
Printing and shareholder reporting fees	40,487	36,246	39,507
Other expenses	80,451	220,746	77,749

Total expenses	5,975,738	4,574,005	6,094,649

Net investment income	13,216,706	17,526,068	3,603,170

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Non-affiliated funds	9,920,659	59,920	(752,336)
Capital gain distributions from non-affiliated fund investments	88,062,926	19,531,385	3,839,696
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(230,540,064)	(188,828,878)	11,497,025

Net realized and unrealized loss on investments	(132,556,479)	(169,237,573)	14,584,385

Net decrease in net assets resulting from operations	$(119,339,773)	$(151,711,505)	$18,187,555

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$13,216,706	$14,960,648
Net realized gain from investments	97,983,585	138,953,608
Net change in unrealized appreciation/(depreciation) from investments	(230,540,064)	(224,846,063)

Net decrease in net assets resulting from operations	(119,339,773)	(70,931,807)

Dividends and distributions to shareholders from:
Net investment income	(18,905,890)	(12,868,563)
Net realized capital gains	(141,345,143)	(69,294,465)

Net decrease in net assets from dividends and distributions to shareholders	(160,251,033)	(82,163,028)

Capital share transactions:
Proceeds from shares sold	246,470,657	481,633,915
Reinvestment of distributions	160,251,033	82,140,004
Shares redeemed	(129,793,583)	(382,690,734)

Net increase in net assets from capital shares	276,928,107	181,083,185

Total decrease in net assets	(2,662,699)	(27,988,350)

Net assets:
Beginning of period	1,971,430,306	1,943,441,956

End of period	$1,968,767,607	$1,971,430,306

Undistributed/accumulated net investment income/(loss), end of period	$(1,819,421)	$3,869,763

Capital share transactions:
Shares sold	16,198,116	28,410,530
Dividends and distributions reinvested	10,690,529	4,843,161
Shares redeemed	(8,375,308)	(22,522,042)

Net increase in shares outstanding	18,513,337	10,731,649

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$17,526,068	$24,999,786
Net realized gain from investments	19,591,305	26,251,800
Net change in unrealized appreciation/(depreciation) from investments	(188,828,878)	(217,542,374)

Net decrease in net assets resulting from operations	(151,711,505)	(166,290,788)

Dividends and distributions to shareholders from:
Net investment income	(26,567,968)	(30,251,548)
Net realized capital gains	(25,538,161)	(27,870,005)

Net decrease in net assets from dividends and distributions to shareholders	(52,106,129)	(58,121,553)

Capital share transactions:
Proceeds from shares sold	198,486,062	415,117,229
Reinvestment of distributions	52,101,372	58,105,492
Shares redeemed	(78,361,201)	(220,334,516)

Net increase in net assets from capital shares	172,226,233	252,888,205

Total increase/(decrease) in net assets	(31,591,401)	28,475,864

Net assets:
Beginning of period	1,443,094,066	1,414,618,202

End of period	$1,411,502,665	$1,443,094,066

Undistributed/accumulated net investment income/(loss), end of period	$(1,263,793)	$7,778,107

Capital share transactions:
Shares sold	22,580,491	41,730,653
Dividends and distributions reinvested	5,880,516	6,168,311
Shares redeemed	(8,879,064)	(21,995,248)

Net increase in shares outstanding	19,581,943	25,903,716

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$3,603,170	$10,561,566
Net realized gain from investments	3,087,360	4,119,798
Net change in unrealized appreciation/(depreciation) from investments	11,497,025	(7,341,731)

Net increase in net assets resulting from operations	18,187,555	7,339,633

Dividends and distributions to shareholders from:
Net investment income	(4,769,796)	(12,641,658)
Net realized capital gains	(3,174,041)	(5,364,149)

Net decrease in net assets from dividends and distributions to shareholders	(7,943,837)	(18,005,807)

Capital share transactions:
Proceeds from shares sold	234,327,747	513,176,788
Reinvestment of distributions	7,943,837	18,003,175
Shares redeemed	(199,922,185)	(340,642,921)

Net increase in net assets from capital shares	42,349,399	190,537,042

Total increase in net assets	52,593,117	179,870,868

Net assets:
Beginning of period	2,004,503,853	1,824,632,985

End of period	$2,057,096,970	$2,004,503,853

Undistributed/accumulated net investment income/(loss), end of period	$(1,166,624)	$2

Capital share transactions:
Shares sold	22,820,261	49,931,448
Dividends and distributions reinvested	778,962	1,762,515
Shares redeemed	(19,473,627)	(33,153,150)

Net increase in shares outstanding	4,125,596	18,540,813

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$16.08		$17.37	$14.66	$11.70	$10.33	$8.65

Net investment income(1)	0.10		0.13	0.09	0.12	0.08	0.06
Net realized and unrealized gain/(loss) on investments	(0.97)		(0.71)	3.18	3.07	1.43	1.68

Net increase/(decrease) in net assets resulting from operations	(0.87)		(0.58)	3.27	3.19	1.51	1.74

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.11)	(0.10)	(0.15)	(0.06)	(0.06)
Net realized capital gains	(1.11)		(0.60)	(0.46)	(0.08)	(0.08)	— (2)

Total dividends and distributions to shareholders	(1.26)		(0.71)	(0.56)	(0.23)	(0.14)	(0.06)

Net asset value, end of period	$13.95		$16.08	$17.37	$14.66	$11.70	$10.33

Total investment return(3)	(5.93	)%(4)	(3.55)%	22.49%	27.61%	14.77%	20.11%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,968,768		$1,971,430	$1,943,442	$1,355,653	$933,514	$679,147
Ratio of expenses to average net assets(5)	0.60	%(6)	0.60%	0.60%	0.62%	0.64%	0.64%
Ratio of net investment income to average net assets(5)	1.34	%(6)	0.74%	0.54%	0.91%	0.73%	0.55%
Portfolio turnover rate	0.81	%(4)	6%	3%	6%	4%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.28		$10.92	$9.36	$8.04	$8.78	$7.97

Net investment income(1)	0.11		0.17	0.19	0.18	0.18	0.16
Net realized and unrealized gain/(loss) on investments	(1.01)		(1.39)	1.71	1.36	(0.64)	0.78

Net increase/(decrease) in net assets resulting from operations	(0.90)		(1.22)	1.90	1.54	(0.46)	0.94

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.22)	(0.19)	(0.15)	(0.17)	(0.13)
Net realized capital gains	(0.16)		(0.20)	(0.15)	(0.07)	(0.11)	—

Total dividends and distributions to shareholders	(0.32)		(0.42)	(0.34)	(0.22)	(0.28)	(0.13)

Net asset value, end of period	$8.06		$9.28	$10.92	$9.36	$8.04	$8.78

Total investment return(2)	(10.04	)%(3)	(11.25)%	20.49%	19.44%	(4.98)%	11.60%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,411,503		$1,443,094	$1,414,618	$964,096	$648,710	$516,073
Ratio of expenses to average net assets(4)	0.64	%(5)	0.64%	0.62%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets(4)	2.43	%(5)	1.72%	1.84%	1.96%	2.21%	1.66%
Portfolio turnover rate	0.03	%(3)	3%	2%	3%	3%	4%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not Annualized.
(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.25		$10.31	$10.24	$10.54	$10.48	$10.50

Net investment income(1)	0.02		0.06	0.04	0.05	0.11	0.12
Net realized and unrealized gain/(loss) on investments	0.08		(0.02)	0.09	(0.21)	0.09	0.09

Net increase/(decrease) in net assets resulting from operations	0.10		0.04	0.13	(0.16)	0.20	0.21

Dividends and distributions to shareholders from:
Net investment income	(0.02)		(0.07)	(0.04)	(0.08)	(0.14)	(0.22)
Net realized capital gains	(0.02)		(0.03)	(0.02)	(0.06)	— (2)	— (2)
Tax return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions to shareholders	(0.04)		(0.10)	(0.06)	(0.14)	(0.14)	(0.23)

Net asset value, end of period	$10.31		$10.25	$10.31	$10.24	$10.54	$10.48

Total investment return(3)	0.98	%(4)	0.37%	1.34%	(1.50)%	1.90%	2.06%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,057,097		$2,004,504	$1,824,633	$1,316,799	$946,975	$761,683
Ratio of expenses to average net assets(5)	0.60	%(6)	0.60%	0.61%	0.62%	0.63%	0.65%
Ratio of net investment income to average net assets(5)	0.36	%(6)	0.55%	0.37%	0.52%	1.08%	1.12%
Portfolio turnover rate	25	%(4)	2%	0%	0%	1%	0%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

February 29, 2016

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,968,795,447	$1,968,795,447	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,410,524,923	$1,410,524,923	$—	$—

*Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

FREE MARKET FIXED INCOME FUND

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,995,768,714	$1,995,768,714	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of the first $1 billion of each Fund’s average daily net assets, 0.49% of each Fund’s average daily net assets over $1 billion to $5 billion and 0.47% of each Fund’s average daily net assets over $5 billion, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Operating Expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively. The Adviser may discontinue these arrangements at any time.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 29, 2016 was $126,437. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Funds or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Funds paid $27,658 in officer fees.

4.	Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$235,758,040	$16,187,742
Free Market International Equity Fund	158,115,808	422,085
Free Market Fixed Income Fund	493,595,966	504,444,430

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free Market U.S. Equity Fund	$1,770,364,570	$198,430,877	$—	$198,430,877
Free Market International Equity Fund	1,574,348,858	32,385,259	(196,209,194)	(163,823,935)
Free Market Fixed Income Fund	1,996,029,363	4,339,559	(4,600,208)	260,649

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Other Temporary Differences
Free Market U.S. Equity Fund	$3,869,763	$132,266,646	$423,790,768	$—
Free Market International Equity Fund	6,747,760	25,256,784	12,936,603	—
Free Market Fixed Income Fund	2	1,926,666	(12,084,883)	—

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2015 and 2014 were as follows:

		Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	2015	$12,868,563	$69,294,465	$82,163,028
	2014	9,536,519	44,315,395	53,851,914
Free Market International Equity Fund	2015	30,387,545	27,734,008	58,121,553
	2014	21,275,248	16,001,172	37,276,420
Free Market Fixed Income Fund	2015	11,548,488	6,457,319	18,005,807
	2014	6,397,117	3,094,776	9,491,893

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Funds did not have any capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

Investment Adviser

Matson Money, Inc.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

FMF-SAR16

MATSON MONEY U.S. EQUITY VI PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 29, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 29, 2016

(Unaudited)

February 29, 2016

Dear Shareholder,

The Matson Money VI Portfolios (the “Portfolios”) have gained assets since their launch in early February 2014 and have already surpassed the $40 million mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the six months ended February 29, 2016, investors experienced broad-based downward volatility in the equity markets. International equity markets over the past six months have seen a sharp decline, returning -5.31% as measured by the MSCI All Country World Index. U.S. stocks performed better than international stocks, but were still down slightly, returning -0.92% as represented by the S&P 500 index, outpacing international markets over the past half year. In contrast to the broad equity markets, bond markets came in positive over the last six months, providing a return of 1.69% as measured by the Barclays Capital US Government/Credit Intermediate Bond Index.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market investment strategies and Structured Market Portfolios. Grounded in the conviction that free markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, we believe risk is well-described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade offs. The Portfolios are diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Kenneth E. Gatliff

Portfolio Manager

Matson Money, Inc.

1

MATSON MONEY VI PORTFOLIOS

Performance Data

February 29, 2016 (Unaudited)

                                         Matson Money U.S. Equity VI Portfolio

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money U.S. Equity VI Portfolio	-6.08%	-11.43%	-1.64%
Russell 2500® Index	-8.57%	-13.30%	-0.68%
Composite Index***	-5.29%	-11.07%	0.78%

*	Not Annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s gross annual operating expense ratio, as stated in the current prospectus is 1.74% (included in the ratio is 0.30% attributable to acquired fund fees and expenses). The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses for the Portfolio to the extent that total annual portfolio operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) exceed 1.13% of the average daily net assets of the Portfolio. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board of Directors. The Portfolio’s net annual operating expense ratio as stated in the prospectus is 1.43%.

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.16 per share on February 29, 2016.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

2

MATSON MONEY VI PORTFOLIOS

Performance Data

February 29, 2016 (Unaudited)

                                         Matson Money International Equity VI Portfolio

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money International Equity VI Portfolio	-10.49%	-16.81%	-9.56%
MSCI World (excluding U.S.) Index	-9.41%	-15.69%	-5.56%
Composite Index***	-8.76%	-15.05%	-5.29%

*	Not Annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Cap Index, and MSCI Emerging Markets Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s gross annual operating expense ratio, as stated in the current prospectus is 2.16% (included in the ratio is 0.49% attributable to acquired fund fees and expenses). The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses for the Portfolio to the extent that total annual portfolio operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) exceed 1.35% of the average daily net assets of the Portfolio. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board of Directors. The Portfolio’s net annual operating expense ratio as stated in the prospectus is 1.84%.

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $19.69 per share on February 29, 2016.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

3

MATSON MONEY VI PORTFOLIOS

Performance Data

February 29, 2016 (Unaudited)

                                         Matson Money Fixed Income VI Portfolio

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money Fixed Income VI Portfolio	0.69%	0.33%	0.47%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	1.28%	1.63%	1.68%
Composite Index***	1.30%	1.34%	1.81%

*	Not Annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s gross annual operating expense ratio, as stated in the current prospectus is 1.56% (included in the ratio is 0.19% attributable to acquired fund fees and expenses). The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses for the Portfolio to the extent that total annual portfolio operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) exceed 1.00% of the average daily net assets of the Portfolio. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board of Directors. The Portfolio’s net annual operating expense ratio as stated in the prospectus is 1.19%.

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $25.07 per share on February 29, 2016.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses.

4

MATSON MONEY VI PORTFOLIOS

Portfolio Expense Examples

(Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Matson Money U.S. Equity VI Portfolio
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$939.20	$5.45
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.67

	Matson Money International Equity VI Portfolio
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$895.10	$6.36
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.77

5

MATSON MONEY VI PORTFOLIOS

Portfolio Expense Examples (Concluded)

(Unaudited)

	Matson Money Fixed Income VI Portfolio
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$1,006.90	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to an annualized six-month expense ratio of 1.13%, 1.35% and 1.00% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the one-half year period.

The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range weighted expense ratios of the underlying funds held by the Portfolios, as stated in their current prospectuses, were as follows:

Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
0.01%-0.08%	0.01%-0.19%	0.01%-0.05%

Each Portfolio’s ending account values on the first line each table are based on the actual six-month total return for each Portfolio of -6.08% for Matson Money U.S. Equity VI Portfolio, -10.49% for the Matson Money International Equity VI Portfolio and 0.69% for the Matson Money Fixed Income VI Portfolio.

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 97.2%
U.S. Large Cap Value Portfolio III(a)	181,749	$3,711,306
U.S. Large Company Portfolio(a)	127,204	1,929,687
U.S. Micro Cap Portfolio(b)	130,856	2,159,128
U.S. Small Cap Portfolio(b)	80,378	2,157,341
U.S. Small Cap Value Portfolio(b)	50,457	1,444,580
VA U.S. Large Value Portfolio(b)	29,122	562,052
VA U.S. Targeted Value Portfolio(b)	144,525	2,160,653

TOTAL EQUITY FUNDS (Cost $16,318,035)		14,124,747

TOTAL INVESTMENTS — 97.2% (Cost $16,318,035)		14,124,747

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		409,911

NET ASSETS — 100.0%		$14,534,658

Portfolio Holding Summary Table

	% of Net Assets	Value
Equity Funds	97.2%	$14,124,747
Other Assets In Excess Of Liabilities	2.8%	409,911

Net Assets	100.0%	$14,534,658

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 97.8%
DFA International Small Cap Value Portfolio(a)	166,785	$2,860,370
DFA International Value Portfolio III(b)	251,593	3,049,303
Emerging Markets Portfolio(a)	26,930	529,715
Emerging Markets Small Cap Portfolio(a)	29,766	489,957
Emerging Markets Value Portfolio(a)	25,703	497,867
Large Cap International Portfolio(a)	22,539	405,256
VA International Small Portfolio(b)	169,311	1,740,515
VA International Value Portfolio(b)	54,008	508,216

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,384,540)		10,081,199

TOTAL INVESTMENTS —97.8% (Cost $12,384,540)		10,081,199

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		225,996

NET ASSETS — 100.0%		$10,307,195

Portfolio Holding Summary Table

	% of Net Assets	Value
International Equity Funds	97.8%	$10,081,199
Other Assets In Excess Of Liabilities	2.2%	225,996

Net Assets	100.0%	$10,307,195

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 97.2%
DFA Five-Year Global Fixed Income Portfolio(a)	173,347	$1,917,213
DFA Inflation Protected Securities Portfolio(a)	82,703	970,939
DFA Intermediate Government Fixed Income Portfolio(a)	178,439	2,298,289
DFA One-Year Fixed Income Portfolio(a)	400,606	4,126,243
DFA Short-Term Fixed Portfolio(a)	37,680	383,956
DFA Short-Term Government Portfolio(a)	142,689	1,536,762
DFA Two-Year Global Fixed Income Portfolio(a)	481,239	4,797,957
VA Global Bond Portfolio(a)	266,043	2,875,922

TOTAL FIXED INCOME FUNDS (Cost $18,852,935)		18,907,281

TOTAL INVESTMENTS — 97.2% (Cost $18,852,935)		18,907,281

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		542,192

NET ASSETS — 100.0%		$19,449,473

Portfolio Holding Summary Table

	% of Net Assets	Value
Fixed Income Funds	97.2%	$18,907,281
Other Assets In Excess Of Liabilities	2.8%	542,192

Net Assets	100.0%	$19,449,473

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

Statements of Assets And Liabilities

February 29, 2016

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value †	$14,124,747	$10,081,199	$18,907,281
Cash and cash equivalents	279,921	155,814	340,054
Receivables
Receivable for capital shares sold	254,622	180,242	319,148
Prepaid expenses and other assets	99	—	207

Total assets	14,659,389	10,417,255	19,566,690

LIABILITIES
Payables
Investments purchased	61,476	53,496	45,686
Audit fees	14,706	14,699	14,711
Transfer agent fees	11,812	10,452	12,211
Administration and accounting fees	10,416	9,798	11,291
Printing fees	8,415	5,123	11,077
Legal fees	5,922	4,457	7,772
Custodian fees	3,073	3,073	3,073
Advisory fees	5,767	4,740	7,791
Other accrued expenses and liabilities	3,144	4,222	3,605

Total liabilities	124,731	110,060	117,217

Net Assets	$14,534,658	$10,307,195	$19,449,473

NET ASSETS CONSISTS OF
Par value	$628	$523	$776
Paid-in capital	16,108,555	12,535,999	19,409,464
Accumulated net investment loss	(50,892)	(23,232)	(49,268)
Accumulated net realized gain from investments	669,655	97,246	34,155
Net unrealized appreciation/(depreciation) on investments	(2,193,288)	(2,303,341)	54,346

Net Assets	$14,534,658	$10,307,195	$19,449,473

Shares outstanding ($0.001 par value, 200,000,000 shares authorized)	627,530	523,374	775,832

Net asset value, offering and redemption price per share	$23.16	$19.69	$25.07

† Investment in non-affiliated funds, at cost	$16,318,035	$12,384,540	$18,852,935

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

Statements of Operations

For the Six Months Ended February 29, 2016

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
Investment Income
Dividends from non-affiliated funds	$147,931	$173,224	$109,393
Interest income	12	6	14

Total investment income	147,943	173,230	109,407

Expenses
Advisory fees (Note 2)	35,074	25,148	46,050
Audit fees	10,989	10,982	10,994
Directors’ and officers’ fees	9,541	9,502	9,572
Printing and shareholder reporting fees	7,449	4,993	9,940
Custodian fees (Note 2)	7,042	7,433	7,106
Legal fees	6,594	4,417	8,555
Administration and accounting fees (Note 2)	5,047	4,133	6,112
Transfer agent fees (Note 2)	2,321	1,824	2,870
Other expenses	1,568	1,564	1,952

Total expenses	85,625	69,996	103,151

Less: Advisory fee waiver	(6,357)	(2,096)	(11,011)

Net operating expenses	79,268	67,900	92,140

Net investment income	68,675	105,330	17,267

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Non-affiliated funds	(2,996)	(19,419)	4,471
Capital gain distributions from non-affiliated fund investments	675,315	174,680	38,048
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(1,594,538)	(1,369,595)	69,707

Net realized and unrealized gain/(loss) on investments	(922,219)	(1,214,334)	112,226

Net increase/(decrease) in net assets resulting from operations	$(853,544)	$(1,109,004)	$129,493

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$68,675	$14,765
Net realized gain from investments	672,319	484,624
Net change in unrealized appreciation/(depreciation) from investments	(1,594,538)	(928,940)

Net decrease in net assets resulting from operations	(853,544)	(429,551)

Dividends and distributions to shareholders from:
Net investment income	(86,042)	(41,020)
Net realized capital gains	(484,664)	—

Net decrease in net assets from dividends and distributions to shareholders	(570,706)	(41,020)

Capital share transactions:
Proceeds from shares sold	2,340,379	8,285,808
Reinvestment of distributions	570,706	41,020
Shares redeemed	(550,182)	(2,074,633)

Net increase in net assets from capital shares	2,360,903	6,252,195

Total increase in net assets	936,653	5,781,624

Net assets:
Beginning of period	13,598,005	7,816,381

End of period	$14,534,658	$13,598,005

Undistributed/accumulated net investment loss, end of period	$(50,892)	$(33,525)

Share transactions:
Shares sold	95,507	313,052
Dividends and distributions reinvested	22,957	1,520
Shares redeemed	(21,092)	(76,233)

Net increase in shares outstanding	97,372	238,339

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$105,330	$78,422
Net realized gain from investments	155,261	63,263
Net change in unrealized appreciation/(depreciation) from investments	(1,369,595)	(989,329)

Net decrease in net assets resulting from operations	(1,109,004)	(847,644)

Dividends and distributions to shareholders from:
Net investment income	(116,572)	(104,954)
Net realized capital gains	(114,309)	(1,506)

Net decrease in net assets from dividends and distributions to shareholders	(230,881)	(106,460)

Capital share transactions:
Proceeds from shares sold	1,966,176	6,557,941
Reinvestment of distributions	230,881	106,460
Shares redeemed	(191,153)	(1,476,695)

Net increase in net assets from capital shares	2,005,904	5,187,706

Total increase in net assets	666,019	4,233,602

Net assets:
Beginning of period	9,641,176	5,407,574

End of period	$10,307,195	$9,641,176

Undistributed/accumulated net investment loss, end of period	$(23,232)	$(11,990)

Share transactions:
Shares sold	92,409	275,347
Dividends and distributions reinvested	10,645	4,641
Shares redeemed	(8,608)	(60,454)

Net increase in shares outstanding	94,446	219,534

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$17,267	$15,172
Net realized gain from investments	42,519	23,403
Net change in unrealized appreciation/(depreciation) from investments	69,707	(49,374)

Net increase/(decrease) in net assets resulting from operations	129,493	(10,799)

Dividends and distributions to shareholders from:
Net investment income	—	(75,242)
Net realized capital gains	(25,180)	—

Net decrease in net assets from dividends and distributions to shareholders	(25,180)	(75,242)

Capital share transactions:
Proceeds from shares sold	2,654,937	10,320,471
Reinvestment of distributions	25,180	75,242
Shares redeemed	(1,433,300)	(2,138,714)

Net increase in net assets from capital shares	1,246,817	8,256,999

Total increase in net assets	1,351,130	8,170,958

Net assets:
Beginning of period	18,098,343	9,927,385

End of period	$19,449,473	$18,098,343

Undistributed/accumulated net investment loss, end of period	$(49,268)	$(66,535)

Share transactions:
Shares sold	106,292	412,588
Dividends and distributions reinvested	1,015	3,022
Shares redeemed	(57,322)	(85,517)

Net increase in shares outstanding	49,985	330,093

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$25.65		$26.79	$25.00

Net investment income/(loss)(2)	0.12		0.03	(0.06)
Net realized and unrealized gain/(loss) on investments	(1.61)		(1.07)	1.85

Net increase/(decrease) in net assets resulting from operations	(1.49)		(1.04)	1.79

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.10)	—
Net realized capital gains	(0.85)		—	—

Total dividends and distributions to shareholders	(1.00)		(0.10)	—

Net asset value, end of period	$23.16		$25.65	$26.79

Total investment return(3)	(6.08	)%(4)	(3.92)%	7.16	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$14,535		$13,598	$7,816
Ratio of expenses to average net assets with waivers(5)	1.13	%(6)	1.13%	1.13	%(6)
Ratio of expenses to average net assets without waivers(5)	1.22	%(6)	1.44%	4.07	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.98	%(6)	0.12%	(0.47	)%(6)
Portfolio turnover rate	3.15	%(4)	13.65%	1.32	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$22.48		$25.82	$25.00

Net investment income(2)	0.22		0.22	0.07
Net realized and unrealized gain/(loss) on investments	(2.53)		(3.26)	0.75

Net increase/(decrease) in net assets resulting from operations	(2.31)		(3.04)	0.82

Dividends and distributions to shareholders from:
Net investment income	(0.24)		(0.30)	—
Net realized capital gains	(0.24)		— (3)	—

Total dividends and distributions to shareholders	(0.48)		(0.30)	—

Net asset value, end of period	$19.69		$22.48	$25.82

Total investment return(4)	(10.49	)%(5)	(11.77)%	3.28	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$10,307		$9,641	$5,408
Ratio of expenses to average net assets with waivers(6)	1.35	%(7)	1.35%	1.35	%(7)
Ratio of expenses to average net assets without waivers(6)	1.39	%(7)	1.67%	5.07	%(7)
Ratio of net investment income to average net assets with waivers(6)	2.09	%(7)	0.91%	0.49	%(7)
Portfolio turnover rate	1.40	%(5)	14.90%	2.47	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not Annualized.
(6)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$24.93		$25.08	$25.00

Net investment income/(loss)(2)	0.02		0.03	(0.05)
Net realized and unrealized gain/(loss) on investments	0.15		(0.04)	0.13

Net increase/(decrease) in net assets resulting from operations	0.17		(0.01)	0.08

Dividends and distributions to shareholders from:
Net investment income	—		(0.14)	—
Net realized capital gains	(0.03)		—	—

Total dividends and distributions to shareholders	(0.03)		(0.14)	—

Net asset value, end of period	$25.07		$24.93	$25.08

Total investment return(3)	0.69	%(4)	(0.06)%	0.32	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$19,449		$18,098	$9,927
Ratio of expenses to average net assets with waivers(5)	1.00	%(6)	1.00%	1.00	%(6)
Ratio of expenses to average net assets without waivers(5)	1.12	%(6)	1.37%	3.40	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.19	%(6)	0.10%	(0.40	)%(6)
Portfolio turnover rate	6.53	%(4)	10.90%	0.55	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 29, 2016

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$14,124,747	$14,124,747	$—	$—

* Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$10,081,199	$10,081,199	$—	$—

* Please refer to the Portfolio of Investments for further details.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$18,907,281	$18,907,281	$—	$—

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

USE OF ESTIMATES — The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standard Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolios estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Portfolio’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolios. In addition

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Portfolios with the exception of the Matson Money Fixed Income VI Portfolio which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Portfolios consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Portfolio’s investment adviser. The Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Portfolio’s average daily net assets, 0.49% of each Portfolio’s average daily net assets over $1 billion to $5 billion and 0.47% of each Portfolio’s average daily net assets over $5 billion. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Portfolio operating expenses (excluding certain items disclosed below) to 1.13%, 1.35% and 1.00% of the average daily net assets of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may discontinue these arrangements at any time after December 31, 2016.

As of February 29, 2016, Matson Money has waived and reimbursed fees as follows:

Portfolios	Investment Advisor Expense Waived	Investment Advisor Expense Reimbursement
Matson Money U.S. Equity VI Portfolio	$6,357	$—
Matson Money International Equity VI Portfolio	2,096	—
Matson Money Fixed Income VI Portfolio	11,011	—

The Portfolios will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Portfolios. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolios’ average daily net assets and is subject to certain minimum monthly fees.

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Portfolios during the six months ended February 29, 2016 was $6,563. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Portfolios or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Portfolios paid $9,144 in officer fees.

4.	Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	Purchases	Sales
Matson Money U.S. Equity VI Portfolio	$2,721,852	$442,407
Matson Money International Equity VI Portfolio	2,031,045	140,578
Matson Money Fixed Income VI Portfolio	2,151,036	1,198,756

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$16,318,035	$—	$(2,193,288)	$(2,193,288)
Matson Money International Equity VI Portfolio	12,384,540	—	(2,303,341)	(2,303,341)
Matson Money Fixed Income VI Portfolio	18,852,935	72,248	(17,902)	54,346

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Matson Money U.S. Equity VI Portfolio	$—	$482,271	$(599,021)	$(33,525)
Matson Money International Equity VI Portfolio	—	114,309	(991,761)	(11,990)
Matson Money Fixed Income VI Portfolio	—	20,998	(19,543)	(66,535)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2015 are as follows:

	Ordinary Income	Long-Term Gains	Total
Matson Money U.S. Equity VI Portfolio	$40,987	$33	$41,020
Matson Money International Equity VI Portfolio	106,436	24	106,460
Matson Money Fixed Income VI Portfolio	75,242	—	75,242

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Portfolios did not have any capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

23

Investment Adviser

Matson Money, Inc.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

MAT-SAR16

The Schneider Funds

of the RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

SEMI-ANNUAL REPORT February 29, 2016 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Performance Data

February 29, 2016 (Unaudited)

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Small Cap Value	-22.18%	-35.74%	-5.77%	-2.61%	9.88%
Russell 2000® Value Index	-6.73%	-13.35%	5.27%	4.08%	8.45%
* Not Annualized
** Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2016, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.82% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Portfolio holdings are subject to change at any time.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

1

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Performance Data

February 29, 2016 (Unaudited)

Total Returns for the Periods Ended February 29, 2016
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Value	-22.58%	-30.71%	-2.50%	-1.95%	5.16%
Russell 1000® Value Index	-2.87%	-9.41%	8.81%	5.13%	8.67%
* Not Annualized
** Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2016, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.74% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

Portfolio holdings are subject to change at any time.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

2

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2015 through February 29, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$778.20	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.77

	Schneider Value Fund
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$774.20	$3.97
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.52

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of -22.18% for the Schneider Small Cap Value Fund and -22.58% for the Schneider Value Fund.

3

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 29, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Oil & Gas	23.6%	$4,637,510
Savings & Loans	13.3	2,617,981
Banks	12.0	2,351,022
Telecommunications	9.2	1,812,743
Commercial Services	7.4	1,451,332
Real Estate Investment Trusts	5.3	1,030,712
Semiconductors	5.0	987,588
Machinery — Construction & Mining	4.4	860,377
Insurance	3.3	642,273
Home Builders	3.2	620,436
Machinery — Diversified	2.8	542,064
Electronics	1.9	381,662
Software	1.8	352,044
Real Estate	1.5	288,089
Healthcare — Services	1.1	224,328
Internet	0.9	181,138
Healthcare — Products	0.6	110,582
Mining	0.3	62,254
Retail	0.3	56,672
Auto Parts & Equipment	0.2	36,418
Coal	0.2	29,798
Securities Lending Collateral	10.8	2,115,537
Exchange Traded Fund	1.2	240,217
Liabilities In Excess Of Other Assets	(10.3)	(2,017,917)

NET ASSETS	100.0%	$19,614,860

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio Holdings Summary Table

February 29, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Oil & Gas	25.4%	$3,952,384
Banks	24.2	3,752,466
Insurance	13.4	2,090,237
Real Estate Investment Trusts	8.3	1,298,471
Commercial Services	5.7	880,055
Home Builders	5.3	817,300
Savings & Loans	5.1	790,436
Machinery — Construction & Mining	4.0	619,478
Leisure Time	3.3	517,105
Mining	1.3	197,926
Retail	1.1	167,950
Real Estate	0.9	143,935
Coal	0.0	3
Securities Lending Collateral	14.9	2,308,192
Exchange Traded Fund	0.7	106,663
Liabilities In Excess Of Other Assets	(13.6)	(2,114,046)

NET ASSETS	100.0%	$15,528,555

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Shares		Value
COMMON STOCKS — 98.3%
Auto Parts & Equipment — 0.2%
Commercial Vehicle Group, Inc. *	14,509		$36,418

Banks — 12.0%
Bancorp, Inc., (The) *	66,347		316,475
Dundee Corp., Class A *	4,400		16,016
First United Corp. *	100		1,036
Hancock Holding Co. (a)	7,610		175,563
OFG Bancorp	80,772		470,093
Regions Financial Corp.	182,426		1,371,839

			2,351,022

Coal — 0.2%
Cloud Peak Energy, Inc. *	17,528		29,798

Commercial Services — 7.4%
Aegean Marine Petroleum Network, Inc.	119,138		854,219
Ardmore Shipping Corp.	23,644		190,098
Genco Shipping & Trading Ltd. *	1		1
Hudson Global, Inc. *	78,991		204,587
Stolt-Nielsen Ltd.	8,912		81,670
Viad Corp.	4,258		120,757

			1,451,332

Electronics — 1.9%
Kemet Corp. *	207,424		381,660
TTM Technologies, Inc. *	—	^	2

			381,662

Healthcare - Products — 0.6%
Orthofix International NV *	2,879		110,582

Healthcare - Services — 1.1%
Five Star Quality Care, Inc. *	94,653		224,328

Home Builders — 3.2%
PulteGroup, Inc.	32,729		562,612
Taylor Morrison Home Corp., Class A *	4,157		57,824

			620,436

Insurance — 3.3%
Assured Guaranty Ltd.	20,547		509,771
Genworth Financial, Inc., Class A *	62,501		132,502

			642,273

Internet — 0.9%
ModusLink Global Solutions, Inc. * (a)	95,840		181,138

Machinery - Construction & Mining — 4.4%
Terex Corp.	38,444		860,377

	Shares		Value
Machinery - Diversified — 2.8%
Intevac, Inc. * (a)	120,727		$542,064

Mining — 0.3%
Ur-Energy, Inc. *	133,966		62,254

Oil & Gas — 23.6%
Approach Resources, Inc. *	263,515		198,664
Chesapeake Energy Corp. (a)	25,624		66,879
MRC Global, Inc. *	110,461		1,320,009
Scorpio Tankers, Inc.	4,845		30,136
SM Energy Co. (a)	115,650		1,045,476
Weatherford International PLC *	132,748		849,587
Willbros Group, Inc. *	283,005		370,737
WPX Energy, Inc. * (a)	183,947		756,022

			4,637,510

Real Estate — 1.5%
Alexander & Baldwin, Inc.	4,488		150,438
Forestar Group, Inc. * (a)	14,118		137,651

			288,089

Real Estate Investment Trusts — 5.3%
NorthStar Realty Europe Corp.	59,343		579,188
NorthStar Realty Finance Corp.	14,010		174,985
Parkway Properties, Inc.	15,725		210,558
RAIT Financial Trust	25		65,977
Sunstone Hotel Investors, Inc.	—	^	4

			1,030,712

Retail — 0.3%
Office Depot, Inc. *	11,156		56,672

Savings & Loans — 13.3%
First Niagara Financial Group, Inc.	97,375		899,745
Flagstar Bancorp, Inc. *	69,016		1,325,107
HomeStreet, Inc. *	19,686		393,129

			2,617,981

Semiconductors — 5.0%
Axcelis Technologies, Inc. *	137,773		344,433
SunEdison Semiconductor Ltd. *	92,523		631,932
Veeco Instruments, Inc. *	605		11,223

			987,588

Software — 1.8%
Xura, Inc. *	17,934		352,044

Telecommunications — 9.2%
Aviat Networks, Inc. *	1,611,576		1,041,884
UTStarcom Holdings Corp. * (a)	353,605		770,859

			1,812,743

TOTAL COMMON STOCKS (Cost $26,023,195)			19,277,023

The accompanying notes are an integral part of the financial statements.

6

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 29, 2016

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUND — 1.2%
Finance — 1.2%
iShares Russell 2000 Value Index Fund	2,779	$240,217

TOTAL EXCHANGE TRADED FUND (Cost $237,487)		240,217

SECURITIES LENDING COLLATERAL — 10.8%
BlackRock Liquidity TempFund, Institutional Shares	2,115,537	2,115,537

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,115,537)		2,115,537

TOTAL INVESTMENTS — 110.3% (Cost $28,376,219)		21,632,777

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(2,017,917)

NET ASSETS — 100.0%		$19,614,860

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 29, 2016, the market value of securities on loan was $2,066,261.
^	Amount is less than 0.5 shares.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Banks — 24.2%
Citigroup, Inc.	19,984	$776,379
JPMorgan Chase & Co.	4,520	254,476
Regions Financial Corp.	115,100	865,552
State Street Corp.	13,713	751,198
SunTrust Banks, Inc.	33,299	1,104,861

		3,752,466

Coal — 0.0%
Peabody Energy Corp. (a)	1	3

Commercial Services — 5.7%
Aegean Marine Petroleum Network, Inc.	90,532	649,114
Avis Budget Group, Inc. *	6,177	158,378
Scorpio Tankers, Inc.	11,666	72,563

		880,055

Home Builders — 5.3%
PulteGroup, Inc.	41,371	711,167
Taylor Morrison Home Corp., Class A *	7,630	106,133

		817,300

Insurance — 13.4%
Assured Guaranty Ltd.	24,378	604,818
Genworth Financial, Inc., Class A *	123,679	262,199
Hartford Financial Services Group, Inc., (The)	17,716	746,198
Old Republic International Corp.	26,799	477,022

		2,090,237

Leisure Time — 3.3%
Carnival Corp.	10,782	517,105

Machinery - Construction & Mining — 4.0%
Terex Corp.	27,680	619,478

Mining — 1.3%
US Silica Holdings, Inc. (a)	10,314	197,926

Oil & Gas — 25.4%
Chesapeake Energy Corp. (a)	200,429	523,120
MRC Global, Inc. *	81,679	976,064
SM Energy Co. (a)	103,819	938,524
Weatherford International PLC *	123,769	792,122
WPX Energy, Inc. * (a)	175,804	722,554

		3,952,384

	Shares	Value
Real Estate — 0.9%
Alexander & Baldwin, Inc.	4,294	$143,935

Real Estate Investment Trusts — 8.3%
Equity Commonwealth *	8,800	234,344
NorthStar Realty Europe Corp.	80,531	785,979
NorthStar Realty Finance Corp.	17,305	216,139
Parkway Properties, Inc.	4,631	62,009

		1,298,471

Retail — 1.1%
Office Depot, Inc. *	33,061	167,950

Savings & Loans — 5.1%
First Niagara Financial Group, Inc.	85,545	790,436

TOTAL COMMON STOCKS (Cost $17,723,960)		15,227,746

EXCHANGE TRADED FUND — 0.7%
Finance — 0.7%
iShares Russell 1000 Value Index Fund	1,150	106,663

TOTAL EXCHANGE TRADED FUND (Cost $105,673)		106,663

SECURITIES LENDING COLLATERAL — 14.9%
BlackRock Liquidity TempFund, Institutional Shares	2,308,192	2,308,192

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,308,192)		2,308,192

TOTAL INVESTMENTS — 113.6% (Cost $20,137,825)		17,642,601

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(2,114,046)

NET ASSETS — 100.0%		$15,528,555

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 29, 2016, the market value of securities on loan was $2,208,196.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

February 29, 2016

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
ASSETS
Investments, at value † ^	$21,632,777	$17,642,601
Cash and cash equivalents	107,116	—
Receivables for:
Investments sold	126,562	286,625
Investment adviser	17,712	30,962
Dividends and interest	8,519	19,031
Prepaid expenses and other assets	—	3,354

Total assets	21,892,686	17,982,573

LIABILITIES
Due to custodian, at value	—	31,616
Payables for:
Securities lending collateral	2,115,537	2,308,192
Investments purchased	45,934	44,188
Capital shares redeemed	22,271	1,968
Other accrued expenses and liabilities	94,084	68,054

Total liabilities	2,277,826	2,454,018

Net Assets	$19,614,860	$15,528,555

NET ASSETS CONSIST OF
Par value	$2,305	$1,170
Paid-in capital	33,432,010	142,686,889
Undistributed/accumulated net investment income/(loss)	(13,005)	20,844
Accumulated net realized loss from investments	(7,063,008)	(124,685,124)
Net unrealized depreciation on investments	(6,743,442)	(2,495,224)

Net Assets	$19,614,860	$15,528,555

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,305,159	1,170,495

Net asset value, offering and redemption price per share	$8.51	$13.27

† Investment in securities, at cost	$28,376,219	$20,137,825

^ Includes market value of securities on loan	$2,066,261	$2,208,196

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

Statements of Operations

For the Six Months Ended February 29, 2016

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
Investment Income
Dividends †	$144,736	$137,407
Securities lending income	74,681	83,490
Interest	4,751	47

Total investment income	224,168	220,944

Expenses
Advisory fees (Note 2)	127,152	71,070
Administration and accounting fees (Note 2)	47,970	44,965
Transfer agent fees (Note 2)	28,387	26,878
Professional fees	22,180	20,164
Custodian fees (Note 2)	18,056	10,753
Printing and shareholder reporting fees	14,684	9,965
Insurance fees	14,633	9,322
Registration and filing fees	11,543	11,026
Directors’ and officers’ fees	10,496	10,138
Other expenses	1,608	1,575

Total expenses before waivers and reimbursements	296,709	215,856
Less: waivers and reimbursements	(150,484)	(124,479)

Net expenses after waivers and reimbursements	146,225	91,377

Net investment income	77,943	129,567

Net realized and unrealized loss from investments
Net realized loss from:
Investments	(3,281,875)	(723,079)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,656,789)	(4,196,070)

Net realized and unrealized loss on investments	(5,938,664)	(4,919,149)

Net decrease in net assets resulting from operations	$(5,860,721)	$(4,789,582)

† Net of foreign withholding taxes of	$(308)	$—

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$77,943	$(21,887)
Net realized gain/(loss) from investments	(3,281,875)	874,089
Net change in unrealized appreciation/(depreciation) on investments	(2,656,789)	(13,727,629)

Net decrease in net assets resulting from operations	(5,860,721)	(12,875,427)

Dividends and distributions to shareholders from:
Net investment income	(64,790)	—
Net realized capital gains	(66,775)	(12,187,028)
Tax return of capital	—	(101,204)

Net decrease in net assets from dividends and distributions to shareholders	(131,565)	(12,288,232)

Decrease in net assets derived from capital share transactions:
Proceeds from shares sold	424,124	651,878
Reinvestment of distributions	106,161	10,101,136
Redemption fees *	1,518	786
Shares redeemed	(5,311,775)	(16,443,081)

Net decrease in net assets from capital share transactions	(4,779,972)	(5,689,281)

Total decrease in net assets	(10,772,258)	(30,852,940)

Net assets:
Beginning of period	30,387,118	61,240,058

End of period	$19,614,860	$30,387,118

Undistributed net investment loss, end of period	$(13,005)	$(26,158)

Decrease in shares outstanding derived from share transactions:
Shares sold	42,243	48,865
Shares reinvested	9,931	783,641
Shares redeemed	(510,722)	(1,106,138)

Net decrease in shares outstanding	(458,548)	(273,632)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$129,567	$112,656
Net realized gain/(loss) from investments	(723,079)	3,523,407
Net change in unrealized appreciation/(depreciation) on investments	(4,196,070)	(7,449,371)

Net decrease in net assets resulting from operations	(4,789,582)	(3,813,308)

Dividends and distributions to shareholders from:
Net investment income	(183,447)	(134,181)

Net decrease in net assets from dividends and distributions to shareholders	(183,447)	(134,181)

Decrease in net assets derived from capital share transactions:
Proceeds from shares sold	13,447	256,126
Reinvestment of distributions	176,748	130,012
Redemption fees *	—	45
Shares redeemed	(4,010,383)	(7,872,575)

Net decrease in net assets from capital share transactions	(3,820,188)	(7,486,392)

Total decrease in net assets	(8,793,217)	(11,433,881)

Net assets:
Beginning of period	24,321,772	35,755,653

End of period	$15,528,555	$24,321,772

Undistributed net investment income, end of period	$20,844	$74,724

Decrease in shares outstanding derived from share transactions:
Shares sold	808	13,750
Shares reinvested	10,757	6,793
Shares redeemed	(247,480)	(405,884)

Net decrease in shares outstanding	(235,915)	(385,341)

*	There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Years Ended August 31,
			2015		2014		2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$20.16		$21.07		$16.09	$13.70	$13.19

Net investment income/(loss)	0.03	(1)	(0.01	)(1)	(0.09	)(1)	0.08 (1)	(0.11)	(0.06)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(2.46)		(4.53)		2.63		4.90	2.49	0.56

Net increase/(decrease) in net assets resulting from operations	(2.43)		(4.54)		2.54		4.98	2.38	0.50

Dividends and distributions to shareholders from:
Net investment income	(0.03)		—		—		—	—	—
Net realized gains	(0.03)		(4.58)		(3.45)		—	—	—
Tax return of capital	—		(0.04)		—		—	—	—

Total dividends and distributions to shareholders	(0.06)		(4.62)		(3.45)		—	—	—

Redemption fees	—	(2)	—	(2)	—	(2)	— (2)	0.01	0.01

Net asset value, end of period	$8.51		$11.00		$20.16		$21.07	$16.09	$13.70

Total investment return(3)	(22.18	)%(4)	(25.88)%		12.59%		30.95%	17.45%	3.87%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$19,615		$30,387		$61,240		$70,556	$62,691	$69,698
Ratio of expenses to average net assets(5)	1.15	%(6)	1.15%		1.15%		1.15%	1.15%	1.15%
Ratio of expenses to average net assets without waivers and expense reimbursements	2.33	%(6)	1.82%		1.52%		1.50%	1.52%	1.40%
Ratio of net investment income/(loss) to average net assets(5)	0.61	%(6)	(0.05)%		(0.44)%		0.38%	(0.64)%	(0.33)%
Portfolio turnover rate	52.05	%(4)	88.80%		72.33%		63.87%	67.85%	59.18%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2016 (Unaudited)		For the Years Ended August 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$17.29		$19.96	$16.31	$12.77	$12.50	$11.72

Net investment income	0.10	(1)	0.07 (1)	0.05 (1)	0.10	0.10	0.07
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	(3.98)		(2.65)	3.67	3.58	0.23	0.80

Net increase/(decrease) in net assets resulting from operations	(3.88)		(2.58)	3.72	3.68	0.33	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.09)	(0.07)	(0.14)	(0.06)	(0.09)

Total dividends and distributions to shareholders	(0.14)		(0.09)	(0.07)	(0.14)	(0.06)	(0.09)

Redemption fees	—		— (2)	—	— (2)	— (2)	— (2)

Net asset value, end of period	$13.27		$17.29	$19.96	$16.31	$12.77	$12.50

Total investment return(3)	(22.58	)%(4)	(12.99)%	22.83%	29.08%	2.67%	7.35%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$15,529		$24,322	$35,756	$33,872	$43,719	$67,940
Ratio of expenses to average net assets(5)	0.90	%(6)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets without waivers and expense reimbursements	2.13	%(6)	1.74%	1.50%	1.55%	1.28%	1.07%
Ratio of net investment income to average net assets(5)	1.28	%(6)	0.39%	0.27%	0.39%	0.63%	0.31%
Portfolio turnover rate	52.94	%(4)	62.01%	44.34%	53.08%	55.87%	67.80%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

Notes to Financial Statements

February 29, 2016

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The following summary of the inputs used, as of February 29, 2016, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$19,277,023	$19,195,353	$81,670	$—
Exchange Traded Fund	240,217	240,217	—	—
Securities Lending Collateral	2,115,537	2,115,537	—	—

Total	$21,632,777	$21,551,107	$81,670	$—

Value Fund

	Total Value as of February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,227,746	$15,227,746	$—	$—
Exchange Traded Fund	106,663	106,663	—	—
Securities Lending Collateral	2,308,192	2,308,192	—	—

Total	$17,642,601	$17,642,601	$—	$—

* Please refer to the Portfolio of Investments for further details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents

16

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no significant transfers between Levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

USE OF ESTIMATES — The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

17

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

SCM has contractually agreed to waive its advisory fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual operating expenses to exceed 1.15% and 0.90%, respectively: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Company’s Board of Directors.

For the six months ended February 29, 2016, advisory fees and waivers of advisory fees were as follows:

	Gross Advisory Fees	Waivers	Reimbursement	Net Advisory Fees
Small Cap Value Fund	$127,152	$(127,152)	$(23,332)	$(23,332)
Value Fund	71,070	(71,070)	(53,409)	(53,409)

The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum monthly and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 29, 2016 was $8,501. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Funds or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Funds paid $6,204 in officer fees.

18

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

4.	Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Small Cap Value Fund	$12,891,438	$16,666,164
Value Fund	10,389,181	13,133,711

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Small Cap Value Fund	$28,376,219	$1,677,407	$(8,420,849)	$(6,743,442)
Value Fund	20,137,825	1,655,869	(4,151,093)	(2,495,224)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Depreciation	Qualified Late-Year Losses
Small Cap Value Fund	$—	$—	$—	$(6,033,864)	$(1,793,305)
Value Fund	(121,516,557)	74,724	—	(744,642)	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2015 was as follows:

	Ordinary Income	Long-Term Gains	Return of Capital	Total
Small Cap Value Fund	$714,807	$11,472,221	$101,204	$12,288,232
Value Fund	134,181	—	—	134,181

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

19

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2015, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Small Cap Value Fund	$—	$—	$—	$—	$—
Value Fund	462,569	75,945,572	42,948,995	2,159,421	121,516,557

As of August 31, 2015, the Funds did not have any post-enactment capital loss carryforwards.

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 29, 2016 and the income received for the six months ended February 29, 2016 were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
Small Cap Value Fund	$2,066,261	$2,115,537	$74,681
Value Fund	2,208,196	2,308,192	83,490

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of each Fund’s open securities lending transactions which are subject to a MSLA as of February 29, 2016:

Securities Lending	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
				Financial Instruments[1]	Cash Collateral Received	Net Amount[2]
Small Cap Value Fund	$2,066,261	$—	$2,066,261	$(2,066,261)	$—	$—
Value Fund	2,208,196	—	2,208,196	(2,208,196)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Concluded)

February 29, 2016

(Unaudited)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

Investment Adviser

Schneider Capital Management

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SCH-SAR16

SCOTIA DYNAMIC U.S. GROWTH FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCOTIA DYNAMIC U.S. GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 29, 2016

(Unaudited)

February 29, 2016

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the Scotia Dynamic U.S. Growth Fund (the “Fund”). In this report, you will find important financial information about the Fund for the six-month period ended February 29, 2016.

During the six-month period ended February 29, 2016, the Fund’s broad-based benchmark, the Russell 1000 Growth Index (the “Index”), returned -1.22% while the Fund earned a return of -17.73%. The Fund underperformed the Index primarily as a result of individual security selection within the information technology and healthcare sectors. The collective holdings in these sectors posted negative returns for both the Fund and the Index. Not having exposure to the energy sector during the period was a notable positive for relative Fund performance as the Index’s energy holdings (though minimal) posted a large negative return. At the security level, the primary positive contributors to performance included social media company Facebook, automotive aftermarket retailer O’Reilly Automotive, and fast casual Mediterranean-inspired restaurant Zoës Kitchen. Network security company Palo Alto Networks and data analytics software company Tableau Software were top ten contributors to Fund performance for calendar year 2015, but were among the top ten detractors from performance during the past six months. At period end, the Fund was invested in the information technology, consumer discretionary and healthcare sectors. As of February 29, 2016, the Fund held 22 individual stocks. As a result of the portfolio’s concentration, each individual security within the portfolio has a much more meaningful impact on the Fund’s performance than any individual security within the Index.

The beginning of 2016 marked one of the worst starts for the markets in history. The Fund’s returns in January and February were the primary reason for its negative return during the past six months. In early February we witnessed a violent selloff in many growth stocks – particularly in the information technology sector. We believe that some of that was due to poor earnings results from two companies, which caused investors to panic and sell many stocks aggressively. We used that sell off as an opportunity to add to, or start new positions in, some growth stocks that have demonstrated significant growth and have strong outlooks going forward. We saw a sell off similar to this one in October 2010 when the midcap technology sector pulled back very hard (8-12%) in the wake of one company’s negative preannouncement. Then, like now, the hits to the midcap technology sector were broad-based despite the fact that the earnings misses were company-specific events. The start of 2016 has been a difficult period, but we have been through periods such as this one before and sticking to our discipline and process is what allowed us to have success over the long-term.

We employ a disciplined, repeatable, and proven investment process that focuses on a bottom-up stock selection approach to generate excess returns. Our investment process begins by screening a universe of more than 5,000 publicly listed companies to seek out those with high revenue growth, high earnings growth, and the ability to become significantly larger companies. Sector weights in our Fund are derived strictly from this bottom-up stock selection process. Looking at the returns of our Fund over the years, the overwhelming majority has been driven by stock selection. Stock selection is what we do best and what we continue to focus on.

Thank you for your investment and confidence in the Fund. We appreciate the opportunity you have given us to assist you in meeting your investment goals. We are grateful for the trust placed in us.

Sincerely,

Noah Blackstein, CFA

Vice President & Portfolio Manager

Scotia Institutional Asset Management U.S., Ltd.

Current and future portfolio holdings are subject to change and risk.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Performance Data

February 29, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2016
	Six Months*	One Year	Three Years	Five Years	Since Inception
Scotia Dynamic U.S. Growth Fund - Class I Shares**	-17.73%	-16.25%	10.29%	6.92%	18.66%
Russell 1000® Growth Index***	-1.22%	-5.05%	12.54%	10.95%	17.06%

*	Not annualized.

**

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund (the “Fund”), a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

***	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-888-572-0968.

The Fund applies a 2.00% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2015, are 1.20% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2016, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

From time to time the Fund may focus its investments in one or more specific economic sectors and may be subject to greater risk from downturns affecting a specific sector.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing price volatility.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index assumes the reinvestment of all dividends. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Fund Expense Examples

February 29, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2015 through February 29, 2016 and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual	$1,000.00	$ 822.70	$3.81
Hypothetical (5% return before expenses)	1,000.00	1,020.69	4.22

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.84% for Class I Shares, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund as of February 29, 2016 of -17.73% for Class I Shares.

3

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio Holdings Summary Table

February 29, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Information Technology	48.7%	$31,770,458
Consumer Discretionary	39.5	25,724,198
Health Care	11.0	7,199,362
Other Assets in Excess of Liabilities	0.8	527,402

NET ASSETS	100.0%	$65,221,420

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKSΔ - 99.2%
Consumer Discretionary — 39.5%
Amazon.com, Inc.*	6,600	$3,646,632
NIKE, Inc., Class B	47,600	2,931,684
O’Reilly Automotive, Inc.*	12,700	3,306,064
Priceline Group, Inc., (The)*	2,500	3,163,025
Starbucks Corp.	49,600	2,887,216
Ulta Salon Cosmetics & Fragrance, Inc.*	19,000	3,138,610
Under Armour, Inc., Class A*	42,200	3,531,718
Zoe’s Kitchen, Inc.*	89,300	3,119,249

		25,724,198

Health Care — 11.0%
ABIOMED, Inc.*	32,800	2,624,328
Intuitive Surgical, Inc.*	4,700	2,646,382
Ligand Pharmaceuticals, Inc.*	20,900	1,928,652

		7,199,362

Information Technology — 48.7%
Adobe Systems, Inc.*	40,500	3,448,575
Alphabet, Inc., Class C*	5,600	3,907,512
Arista Networks, Inc.*	43,100	2,954,074
Ellie Mae, Inc.*	22,900	1,926,577

	Number of Shares	Value
Information Technology — (Continued)
Facebook, Inc., Class A*	42,900	$4,586,868
First Solar, Inc.*	13,000	934,310
Palo Alto Networks, Inc.*	22,300	3,228,817
PayPal Holdings, Inc.*	91,500	3,489,810
salesforce.com, Inc.*	37,700	2,554,175
Ultimate Software Group, Inc., (The)*	16,300	2,799,688
Visa, Inc., Class A	26,800	1,940,052

		31,770,458

TOTAL COMMON STOCKS (Cost $66,118,175)		64,694,018

TOTAL INVESTMENTS - 99.2% (Cost $66,118,175)		64,694,018

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		527,402

NET ASSETS - 100.0%		$65,221,420

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

5

SCOTIA DYNAMIC U.S. GROWTH FUND

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

ASSETS
Investments, at value (Cost $66,118,175)	$64,694,018
Cash	2,152,679
Receivables for:
Investments sold	3,011,072
Capital shares sold	1,725
Dividends	6,483
Prepaid expenses	17,841

Total assets	69,883,818

LIABILITIES
Payables for:
Investments purchased	4,322,717
Capital shares redeemed	233,347
Advisory fees	13,970
Administration and accounting services fees	24,696
Other accrued expenses and liabilities	67,668

Total liabilities	4,662,398

Net Assets	$65,221,420

NET ASSETS CONSIST OF
Par value	$3,007
Paid-in capital	76,288,578
Accumulated net investment loss	(295,328)
Accumulated net realized loss from investments	(9,350,680)
Net unrealized depreciation on investments.	(1,424,157)

Net Assets	$65,221,420

CLASS I SHARES
Net Assets applicable to Class I Shares	$65,221,420

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,007,144

Net asset value, offering and redemption price per share	$21.69

The accompanying notes are an integral part of the financial statements.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Statement of Operations

For the Six Months Ended February 29, 2016

(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,894)	$27,836
Interest	202

Total investment income	28,038

EXPENSES
Advisory fees (Note 2)	250,224
Administration and accounting services fees (Note 2)	43,385
Shareholder servicing fees (Note 3)	38,496
Transfer agent fees (Note 2)	19,454
Insurance fees	16,608
Registration and filing fees	15,019
Custodian fees (Note 2)	12,051
Directors’ and officers’ fees.	10,925
Printing and shareholder reporting fees	10,829
Audit fees	8,580
Legal fees.	7,063
Other expenses	1,863

Total expenses before waivers	434,497
Less: waivers (Note 2)	(111,131)

Net expenses after waivers	323,366

Net investment loss	(295,328)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from:
Investments	(8,864,186)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,511,804)

Net realized and unrealized loss on investments	(14,375,990)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,671,318)

The accompanying notes are an integral part of the financial statements.

7

SCOTIA DYNAMIC U.S. GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2016 (Unaudited)	For the Year Ended August 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(295,328)	$(475,032)
Net realized gain/(loss) from investments	(8,864,186)	7,073,585
Net change in unrealized appreciation/(depreciation) on investments	(5,511,804)	(675,621)

Net increase/(decrease) in net assets resulting from operations	(14,671,318)	5,922,932

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net realized gains	(5,811,254)	(4,595,816)

Net decrease in net assets from dividends and distributions to shareholders	(5,811,254)	(4,595,816)

INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	21,720,809	21,554,359
Reinvestment of distributions	5,682,037	4,441,210
Shares redeemed	(13,244,744)	(15,730,473)
Redemption fees*	22,912	7,266

Net increase in net assets from capital share transactions	14,181,014	10,272,362

Total increase/(decrease) in net assets	(6,301,558)	11,599,478

NET ASSETS:
Beginning of period.	71,522,978	59,923,500

End of period	$65,221,420	$71,522,978

Accumulated net investment loss, end of period	$(295,328)	$—

INCREASE IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class I Shares
Shares sold	787,942	754,021
Shares reinvested	215,229	182,241
Shares redeemed	(524,184)	(576,114)

Net increase in shares outstanding	478,987	360,148

*

There is a 2.00% redemption fee to the value of shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

8

SCOTIA DYNAMIC U.S. GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015	For the Eleven Months Ended August 31, 2014(1)(2)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$28.29		$27.64	$27.45		$22.45	$18.83	$16.36	$12.32

Net investment loss(3)	(0.10)		(0.21)	(0.20)		(0.14)	(0.16)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) from investments	(4.58)		3.04	2.96		5.14	4.21	2.82	5.80

Net increase/(decrease) in net assets resulting from operations	(4.68)		2.83	2.76		5.00	4.05	2.66	5.67

Dividends and distributions to shareholders from:
Net investment income	—		—	—		—	—	—	(0.23)
Net realized gains	(1.93)		(2.18)	(2.57)		—	(0.50)	(0.24)	(1.40)

Total dividends and distributions to shareholders	(1.93)		(2.18)	(2.57)		—	(0.50)	(0.24)	(1.63)

Redemption fees added to paid-in capital(3)	0.01		— (4)	—		—	0.07	0.05	— (4)

Net asset value, end of period	$21.69		$28.29	$27.64		$27.45	$22.45	$18.83	$16.36

Total investment return(5)	(17.73	)%(6)	11.49%	10.62	%(6)(7)	22.27%	22.31%	16.54%	49.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,221		$71,523	$59,924		$55,737	$59,007	$53,332	$10,319
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(8)	0.84%	0.84	%(8)	0.86%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.13	%(8)	1.20%	1.13	%(8)	1.13%	1.25%	1.32%	6.14%
Ratio of net investment loss to average net assets	(0.77	)%(8)	(0.77)%	(0.80	)%(8)	(0.63)%	(0.75)%	(0.80)%	(0.90)%
Portfolio turnover rate	226.91	%(6)	297.13%	276.74	%(6)	345.12%	323.54%	358.15%	244.38%

(1)	The Fund changed its fiscal year end to August 31.
(2)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The selected per share data was calculated based on average shares outstanding method for the period.
(4)	Amount represent less than $0.005 per share.
(5)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(6)	Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements

February 29, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Scotia Dynamic U.S. Growth Fund (the “Fund”). The Fund is authorized to issue three classes of shares, Institutional Shares, Class I Shares and Class II Shares. As of February 29, 2016, Institutional Shares and Class II shares were not yet being offered to the public.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund.

At the date of the reorganization, the Fund changed its fiscal year end to August 31.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three Levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$64,694,018	$64,694,018	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and

11

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — The Fund imposes a redemption fee of 2.00% on redemptions and exchanges of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Scotia Institutional Asset Management US, Ltd. (the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive an advisory fee calculated daily and payable monthly at an annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive advisory fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares (Institutional Shares and Class II Shares have not commenced operations as of February 29, 2016) until December 31, 2016. Prior to such date, this contractual agreement may only be terminated by the Fund’s Board of Directors. The expenses that are excluded from the waiver could cause the net total annual fund operating expenses to exceed 0.74%, 0.84% or 0.99%, as applicable. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

12

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

For the six months ended February 29, 2016, the Adviser earned fees of $250,224 and waived fees of $111,131.

As of February 29, 2016, the amount of the Adviser’s potential recovery was as follows:

Expiration
August 31, 2017	August 31, 2018	August 31, 2019
$109,821	$223,030	$111,131

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Shareholder Servicing Plan

The Fund has adopted Shareholder Services Plans for the Class I and Class II Shares. Under the Shareholder Services Plans, the Fund may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) and twenty-five basis points (0.25%), respectively, of the Fund’s average daily net assets attributable to Class I Shares and Class II Shares.

4. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund for the six months ended February 29, 2016 was $5,328. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,271 in officer fees.

5. Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$178,992,362	$166,751,021

13

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

6. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2016, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$66,118,175

Gross unrealized appreciation	$944,413
Gross unrealized depreciation	(2,368,570)

Net unrealized depreciation	$(1,424,157)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation
$1,608,803	$4,202,448	$3,601,156

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2015 were as follows:

Ordinary Income	Long-Term Gains
$1,974,976	$2,620,840

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Fund did not have any capital loss carryforwards.

14

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Concluded)

February 29, 2016

(Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

SCOTIA DYNAMIC U.S. GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 572-0968 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

16

Investment Adviser

Scotia Institutional Asset Management U.S., Ltd.

1 Adelaide St. E., Ste. 2800,

Toronto, ON M5C 2V9

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SCO-SAR16

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report

February 29, 2016

(Unaudited)

Dear Shareholder:

We appreciate the confidence you have placed in us and are continually grateful to work with you. It enables all of us at Summit Global Investments to do what we love everyday; managing equities. We believe that investors are ultimately rewarded when equity risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while providing a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio does not eliminate risk, it can considerably lessen the effect of market gyrations.

Our investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s risk seems unwarranted. Investing for return must always be weighed against the risk of the investments.

Since our last letter to shareholders dated August 31, 2015, U.S. equities have continued to experience increased volatility, specifically in relation to oil and interest rates. Volatility spiked in January 2016 and the market experienced a correction down more than -11% from the market high on December 29th to the low on February 10th. The price of oil continued to fluctuate and the global economy showed continued weakness. Over the twelve months ended February 29, 2016, the Fund’s Class I Shares returned 1.22% vs. –8.19% for the S&P 500® Index (the “Index”), thus outperforming the Index by 9.41%. The beta1 for the Fund, as of February 29, 2016, was 0.72.

For the six-month period from September 1, 2015 through February 29, 2016, the return for the Fund’s Class I Shares returned 4.67% vs. –2.03% for the Index, outperforming the Index by 6.70%.

We continue to reiterate that large market events are being driven more and more by world events than ever before. U.S. markets do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered.

We must keep an eye on such events and company strength throughout the coming months and years. In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Fund’s approach is effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies.

Our approach takes into account each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. As stated in the prospectus dated December 31, 2015, the Fund seeks to outperform the Index over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable, but time-tested investment principles may help put the odds in your favor. It is our sincere effort to follow such principles and provide acceptable long-term, risk-adjusted returns.

[1]	Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

February 29, 2016

(Unaudited)

While we remain optimistic about the opportunities within the U.S. equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty, we believe the Fund will provide access to market returns with less overall risk.

Sincerely,

Summit Global Investments, LLC

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Report

Performance Data

February 29, 2016

(Unaudited)

Total Returns for the period ended February 29, 2016
	Since
	Inception†
Class A Shares (with sales charge)(a)	-7.03%
Class A Shares (without sales charge)(a)	-1.91%
S&P 500® Index (excluding dividends)	-7.56%	(b)

†	Not annualized.

(a)	Class A Shares of the Fund commenced operations on November 2, 2015.

(b)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2015, are 1.45% and 1.23%, respectively, of average daily net assets for Class A Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 1.23% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2016, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Report

Performance Data (Continued)

February 29, 2016

(Unaudited)

Total Returns for the period ended February 29, 2016
	Since
	Inception†
Class C Shares(a)	-0.81%
S&P 500® Index (excluding dividends)	-5.47%	(b)

†	Not annualized.

(a)	Class C Shares of the Fund commenced operations on January 4, 2016.

(b)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2015, are 2.20% and 1.98%, respectively, of average daily net assets for Class C Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 1.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2016, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

4

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

February 29, 2016

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2016
	Six		Three	Since
	Months†	One Year	Years	Inception
Class I Shares(a)	4.67%	1.22%	11.57%	11.75%
S&P 500® Index (excluding dividends)	-2.03%	-8.19%	8.45%	9.06%	(b)

†	Not annualized.

(a)	Class I Shares of the Fund commenced operations on February 29, 2012.

(b)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2015, are 1.20% and 0.98%, respectively, of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 0.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2016, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples

February 29, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from November 2, 2015 (commencement of operations) through February 29, 2016 for Class A Shares of the Fund, from January 4, 2016 (commencement of operations) through February 29, 2016 for Class C Shares of the Fund and from September 1, 2015 through February 29, 2016 for Class I Shares of the Fund, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples (Concluded)

February 29, 2016

(Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2015	February 29, 2016	During Period
Class A Shares*
Actual	$1,000.00	$ 980.90	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,018.75	6.17
Class C Shares**
Actual	$1,000.00	$ 991.90	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,015.02	9.92
Class I Shares***
Actual	$1,000.00	$1,046.70	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.99	4.92

*

Expenses are equal to an annualized expense ratio for the period from November 2, 2015 (commencement of operations of Class A Shares) through February 29, 2016 of 1.23% for Class A Shares for the Fund, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (119), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual total return for the Fund since commencement of operations of -1.91% for Class A Shares. Hypothetical expenses are as if the Class A Shares had been in existence from September 1, 2015, and are equal to the annualized expense ratio, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366 to reflect the period.

**

Expenses are equal to an annualized expense ratio for the period from January 4, 2016 (commencement of operations of Class C Shares) through February 29, 2016 of 1.98% for Class C Shares for the Fund, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (56), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual total return for the Fund since commencement of operations of -0.81% for Class C Shares. Hypothetical expenses are as if the Class C Shares had been in existence from September 1, 2015, and are equal to the annualized expense ratio, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366 to reflect the period.

***

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.98% for Class I Shares, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 4.67% for Class I Shares.

7

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 29, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
Security Type/Sector Classification	Assets	Value
COMMON STOCKS:
Retail	9.6%	$8,901,851
Pharmaceuticals	8.9	8,290,824
Food	8.2	7,605,084
Electric.	8.1	7,531,283
Software.	7.4	6,918,365
Insurance	6.2	5,783,736
Computers	5.9	5,524,453
Real Estate Investment Trusts	4.6	4,294,204
Telecommunications	4.6	4,248,138
Healthcare-Products	3.7	3,404,739
Transportation.	3.1	2,896,981
Oil & Gas	2.8	2,605,887
Cosmetics/Personal Care	2.6	2,446,924
Household Products/Wares	2.4	2,250,276
Advertising	2.2	2,046,403
Building Materials	2.1	1,971,180
Biotechnology	1.8	1,683,925
Distribution/Wholesale	1.8	1,667,775
Diversified Financial Services	1.7	1,534,008
Healthcare-Services	1.6	1,460,493
Environmental Control	1.5	1,426,335
Commercial Services	1.4	1,305,288
Banks	1.4	1,284,084
Media.	1.2	1,133,288
Apparel	0.6	520,880
Internet	0.5	506,940
Chemicals	0.2	152,983
Auto Parts & Equipment	0.2	138,552
Semiconductors	0.1	127,237
Other Assets in Excess of Liabilities	3.6	3,307,520

NET ASSETS	100.0%	$92,969,636

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS - 96.4%
Advertising — 2.2%
Omnicom Group, Inc.	26,300	$2,046,403

		2,046,403

Apparel — 0.6%
VF Corp.	8,000	520,880

		520,880

Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co., (The)	4,600	138,552

		138,552

Banks — 1.4%
US Bancorp	24,200	932,184
Wells Fargo & Co.	7,500	351,900

		1,284,084

Biotechnology — 1.8%
Gilead Sciences, Inc.	19,300	1,683,925

		1,683,925

Building Materials — 2.1%
Masco Corp.	69,900	1,971,180

		1,971,180

Chemicals — 0.2%
Monsanto Co.	1,700	152,983

		152,983

Commercial Services — 1.4%
Cintas Corp.	4,000	335,960
Total System Services, Inc.	19,100	832,378
Western Union Co., (The)	7,500	136,950

		1,305,288

Computers — 5.9%
Accenture PLC, Class A	23,400	2,346,084
Apple, Inc.	14,500	1,402,005
EMC Corp.	5,300	138,489
International Business Machines Corp.	12,500	1,637,875

		5,524,453

Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	8,900	584,196
Procter & Gamble Co., (The)	23,200	1,862,728

		2,446,924

Distribution/Wholesale — 1.8%
Genuine Parts Co.	18,500	1,667,775

		1,667,775

Diversified Financial Services — 1.7%
American Express Co.	27,600	1,534,008

		1,534,008

Electric — 8.1%
CMS Energy Corp.	5,000	197,800

	Number
	of Shares	Value

Electric — (Continued)
DTE Energy Co.	7,600	$639,312
Duke Energy Corp.	11,800	876,504
Edison International	25,900	1,765,344
Pepco Holdings, Inc.	43,600	1,141,448
PG&E Corp.	2,300	130,479
PPL Corp.	26,400	923,736
Southern Co., (The)	4,000	192,720
WEC Energy Group, Inc.	17,600	991,760
Xcel Energy, Inc.	17,000	672,180

		7,531,283

Environmental Control — 1.5%
Republic Services, Inc.	28,400	1,297,880
Waste Management, Inc.	2,300	128,455

		1,426,335

Food — 8.2%
ConAgra Foods, Inc.	3,200	134,592
General Mills, Inc.	23,100	1,359,435
Hershey Co., (The)	1,500	136,335
Hormel Foods Corp.	51,400	2,185,014
Kellogg Co.	15,600	1,154,712
McCormick & Co., Inc.	4,500	419,670
Sysco Corp.	50,200	2,215,326

		7,605,084

Healthcare-Products — 3.7%
Baxter International, Inc.	12,100	478,071
DENTSPLY International, Inc.	7,600	463,296
Medtronic, PLC	3,100	239,909
Patterson Cos, Inc.	40,500	1,759,320
St. Jude Medical, Inc.	2,400	128,856
Thermo Fisher Scientific, Inc.	900	116,271
Varian Medical Systems, Inc.*	2,800	219,016

		3,404,739

Healthcare-Services — 1.6%
Anthem, Inc.	2,700	352,863
UnitedHealth Group, Inc.	9,300	1,107,630

		1,460,493

Household Products/Wares — 2.4%
Clorox Co., (The)	17,800	2,250,276

		2,250,276

Insurance — 6.2%
Berkshire Hathaway, Inc., Class B*	3,300	442,761
Chubb Ltd.	5,700	658,521
Cincinnati Financial Corp.	36,400	2,298,296
Principal Financial Group, Inc.	7,000	264,670
Progressive Corp., (The)	66,400	2,119,488

		5,783,736

The accompanying notes are an integral part of the financial statements.

9

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 29, 2016

(Unaudited)

	Number
	of Shares	Value

Internet — 0.5%
VeriSign, Inc.*	6,000	$506,940

		506,940

Media — 1.2%
Scripps Networks Interactive,
Inc., Class A	2,200	130,328
Walt Disney Co., (The)	10,500	1,002,960

		1,133,288

Oil & Gas — 2.8%
California Resources Corp.	169	95
Chevron Corp.	10,500	876,120
ConocoPhillips	3,500	118,405
Exxon Mobil Corp.	18,300	1,466,745
Occidental Petroleum Corp.	2,100	144,522

		2,605,887

Pharmaceuticals — 8.9%
Baxalta, Inc.	31,800	1,224,936
Eli Lilly & Co.	15,200	1,094,400
Express Scripts Holding Co.*	10,600	746,028
Johnson & Johnson	19,600	2,062,116
McKesson Corp.	2,500	389,050
Merck & Co., Inc.	19,000	953,990
Pfizer, Inc.	57,200	1,697,124
Zoetis, Inc.	3,000	123,180

		8,290,824

Real Estate Investment Trusts — 4.6%
Apartment Investment &
Management Co., Class A	3,500	128,135
Crown Castle International Corp.	1,600	138,400
Equity Residential	2,000	148,980
General Growth Properties, Inc.	6,300	173,376
HCP, Inc.	3,600	106,488
Prologis, Inc.	4,300	165,378
Public Storage	3,300	823,317
Simon Property Group, Inc.	4,500	853,785
Ventas, Inc.	9,200	512,164
Welltower, Inc.	2,000	127,560
Weyerhaeuser Co.	42,980	1,116,621

		4,294,204

Retail — 9.6%
Bed Bath & Beyond, Inc.*	13,300	637,735
Costco Wholesale Corp.	12,900	1,935,387

	Number
	of Shares	Value

Retail — (Continued)
Dollar General Corp.	16,700	$1,239,975
GameStop Corp., Class A	14,100	434,562
Gap, Inc., (The)	18,900	522,585
Home Depot, Inc., (The)	7,400	918,488
McDonald’s Corp.	7,100	832,049
Target Corp.	17,600	1,380,720
TJX Cos, Inc., (The)	13,500	1,000,350

		8,901,851

Semiconductors — 0.1%
Intel Corp.	4,300	127,237

		127,237

Software — 7.4%
Cerner Corp.*	2,100	107,226
Electronic Arts, Inc.*	25,600	1,644,544
Fidelity National Information Services, Inc.	2,200	128,150
Fiserv, Inc.*	18,100	1,730,903
Microsoft Corp.	34,100	1,735,008
Paychex, Inc.	30,600	1,572,534

		6,918,365

Telecommunications — 4.6%
AT&T, Inc.	49,000	1,810,550
Cisco Systems, Inc.	21,800	570,724
Verizon Communications, Inc.	36,800	1,866,864

		4,248,138

Transportation — 3.1%
CH Robinson Worldwide, Inc.	37,200	2,597,676
United Parcel Service, Inc., Class B	3,100	299,305

		2,896,981

TOTAL COMMON STOCKS (Cost $82,941,067)		89,662,116

TOTAL INVESTMENTS - 96.4% (Cost $82,941,067)		89,662,116

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		3,307,520

NET ASSETS - 100.0%		$92,969,636

*	Non-income producing security.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

10

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

ASSETS
Investments, at value (Cost $82,941,067)	$89,662,116
Cash	6,260,161
Receivables for:
Capital shares sold	9,002,281
Dividends	130,821
Prepaid expenses and other assets	27,416

Total assets	105,082,795

LIABILITIES
Payables for:
Investments purchased	12,005,933
Capital shares redeemed	8,324
Advisory fees	28,537
Administration and accounting services fees	26,637
Transfer agent fees	23,840
Audit fees	13,763
Other accrued expenses and liabilities	6,125

Total liabilities	12,113,159

Net Assets	$92,969,636

NET ASSETS CONSIST OF
Par value	$6,894
Paid-in capital	86,702,168
Undistributed net investment income	191,258
Accumulated net realized loss from investments	(651,733)
Net unrealized appreciation on investments	6,721,049

Net Assets	$92,969,636

CLASS A SHARES:
Net Assets applicable to Class A Shares	$9,968,252

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	739,208

Net asset value and redemption price per share	$13.49

Maximum offering price per share (100/94.75 of $13.49)	$14.24

CLASS C SHARES:
Net Assets applicable to Class C Shares	$4,960

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	368

Net asset value, offering and redemption price per share	$13.46

CLASS I SHARES:
Net Assets applicable to Class I Shares	$82,996,424

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,154,721

Net asset value, offering and redemption price per share	$13.49

The accompanying notes are an integral part of the financial statements.

11

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Statement of Operations

For the Six Months Ended February 29, 2016

(Unaudited)

INVESTMENT INCOME
Dividends and interest	$1,020,995

Total investment income	1,020,995

EXPENSES
Advisory fees (Note 2)	273,115
Transfer agent fees (Note 2)	47,830
Administration and accounting services fees (Note 2)	45,314
Registration and filing fees	20,199
Audit fees	13,712
Legal fees	12,116
Directors’ and officers’ fees	11,061
Custodian fees (Note 2)	8,860
Printing and shareholder reporting fees	8,809
Distribution fees (Class A) (Note 2)	487
Distribution fees (Class C) (Note 2)	7
Other expenses	14,815

Total expenses before waivers	456,325
Less: waivers (Note 2)	(73,469)

Net expenses after waivers	382,856

Net investment income	638,139

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	114,837
Net change in unrealized appreciation/(depreciation) on:
Investments	2,704,521

Net realized and unrealized gain on investments	2,819,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,457,497

The accompanying notes are an integral part of the financial statements.

12

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$638,139	$1,006,474
Net realized gain from investments	114,837	3,435,300
Net change in unrealized appreciation/(depreciation) on investments	2,704,521	(1,560,314)

Net increase in net assets resulting from operations	3,457,497	2,881,460

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A	(7,658)	—
Class I	(1,139,884)	(764,753)

Total net investment income	(1,147,542)	(764,753)

Net realized gains
Class A	(28,208)	—
Class I	(4,094,120)	(1,984,239)

Total net realized gains	(4,122,328)	(1,984,239)

Net decrease in net assets from dividends and distributions to shareholders	(5,269,870)	(2,748,992)

INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	10,080,781	—
Reinvestment of distributions	35,866	—
Shares redeemed	(62,162)	—
Redemption fees	27	—

Total from Class A Shares	10,054,512	—

Class C Shares
Proceeds from shares sold	5,000	—

Total from Class C Shares	5,000	—

Class I Shares
Proceeds from shares sold	15,751,985	23,177,135
Reinvestment of distributions	5,087,374	2,688,722
Shares redeemed	(8,971,553)	(13,416,205)
Redemption fees	4,792	1,492

Total from Class I Shares	11,872,598	12,451,144

Net increase in net assets from capital share transactions	21,932,110	12,451,144

Total increase in net assets	20,119,737	12,583,612

NET ASSETS:
Beginning of period	72,849,899	60,266,287

End of period	$92,969,636	$72,849,899

Undistributed net investment income, end of period	$191,258	$700,661

The accompanying notes are an integral part of the financial statements.

13

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	For the
	Six Months Ended	For the
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015

INCREASE IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class A Shares
Shares sold	741,240	—
Shares reinvested	2,601	—
Shares redeemed	(4,633)	—

Total from Class A Shares	739,208	—

Class C Shares
Shares sold	368	—

Total from Class C Shares	368	—

Class I Shares
Shares sold	1,147,890	1,648,561
Shares reinvested	369,268	198,723
Shares redeemed	(648,920)	(954,075)

Total from Class I Shares	868,238	893,209

Net increase in shares outstanding derived from share transactions	1,607,814	893,209

The accompanying notes are an integral part of the financial statements.

14

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Period
	November 2, 2015(1)
	to February 29, 2016
	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$14.69

Net investment income(2)	0.05
Net realized and unrealized loss from investments(3)	(0.30)

Net decrease in net assets resulting from operations	(0.25)

Dividends and distributions to shareholders from:
Net investment income	(0.20)
Net realized gains	(0.75)

Total dividends and distributions to shareholders	(0.95)

Net asset value, end of period	$13.49

Total investment return(4)	(1.91	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,968
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.41	%(6)
Ratio of net investment income to average net assets	1.39	%(6)
Portfolio turnover rate	24	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Period
	January 4, 2016(1)
	to February 29, 2016
	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$13.57

Net investment income(2)	0.01
Net realized and unrealized loss from investments(3)	(0.12)

Net decrease in net assets resulting from operations	(0.11)

Net asset value, end of period	$13.46

Total investment return(4)	(0.81	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5
Ratio of expenses to average net assets with waivers and reimbursements	1.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.17	%(6)
Ratio of net investment income to average net assets	0.64	%(6)
Portfolio turnover rate	24	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the					For the
	Six Months		For the	For the	For the	Period
	Ended		Year	Year	Year	February 29,
	February 29,		Ended	Ended	Ended	2012(1)
	2016		August 31,	August 31,	August 31,	to August 31,
	(Unaudited)		2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.78		$13.72	$11.85	$10.18	$10.00

Net investment income(2)	0.11		0.21	0.16	0.15	0.08
Net realized and unrealized gain from investments(3)	0.56		0.44	2.01	1.64	0.10

Net increase in net assets resulting from operations	0.67		0.65	2.17	1.79	0.18

Dividends and distributions to shareholders from:
Net investment income	(0.21)		(0.16)	(0.08)	(0.05)	—
Net realized gains	(0.75)		(0.43)	(0.22)	(0.07)	—

Total dividends and distributions to shareholders	(0.96)		(0.59)	(0.30)	(0.12)	—

Net asset value, end of period	$13.49		$13.78	$13.72	$11.85	$10.18

Total investment return(4)	4.67	%(5)	4.82%	18.57%	17.78%	1.80	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,996		$72,850	$60,266	$25,638	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(6)	0.98%	0.98%	0.98%	0.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.17	%(6)	1.20%	1.35%	2.74%	20.03	%(6)
Ratio of net investment income to average net assets	1.64	%(6)	1.47%	1.25%	1.34%	1.64	%(6)
Portfolio turnover rate	24	%(5)	42%	110%	81%	95	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements

February 29, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-three active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”), which commenced investment operations on February 29, 2012. As of February 29, 2016, the Fund offers four classes of shares, Class A Shares, Retail Shares, Class I Shares and Class C Shares. Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to five and one-quarter percent (5.25%) of the total purchase price. A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. As of February 29, 2016, Retail Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 83.023 billion shares are currently classified into one hundred and fifty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$89,662,116	$89,662,116	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the

19

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption/Exchange Fees — The Fund imposes a redemption/exchange fee of 1.50% on redemptions/exchanges of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption/exchange fees or waivers at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly advisory fee from the Fund calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

Summit has contractually agreed to waive management fees and reimburse expenses through December 31, 2016 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 1.23%, 1.23%, 0.98% and 1.98% of the Fund’s average daily net assets attributable to Class A Shares, Retail Shares, Class I Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 1.23%, 0.98% or 1.98%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2016 without the approval of the Company’s Board of Directors. If at any time the Fund’s total annual fund operating expenses for a year are less than 1.23%, 1.23%, 0.98% and 1.98% of the Fund’s average daily net assets attributable to Class A Shares, Retail Shares, Class I Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made. For the six months ended February 29, 2016, advisory fees accrued were $273,115, of which $73,469 were waived by the Adviser.

20

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 29, 2016

(Unaudited)

As of February 29, 2016, the Fund had amounts available for recoupment as follows:

Expiration Fiscal Years Ending
August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019
$151,296	$170,961	$147,547	$73,469

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the six months ended February 29, 2016 was $5,754. Certain employees of BNY Mellon serve as an Officer of the Company. They are not compensated by the Fund or the Company. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and, effective January 1, 2016, Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. For the six months ended February 29, 2016, the Fund paid $3,342 in officer fees.

4. Investment in Securities

For the six months ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$36,461,795	$18,298,048

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Concluded)

February 29, 2016

(Unaudited)

As of February 29, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$82,941,067

Gross unrealized appreciation	$9,024,149
Gross unrealized depreciation	(2,303,100)

Net unrealized appreciation	$6,721,049

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation
$2,112,615	$1,980,139	$3,980,193

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2015 was as follows:

Ordinary Income	Long-Term Gains	Total
$1,969,231	$779,761	$2,748,992

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

23

Investment Adviser

Summit Global Investments, LLC

620 South Main Street

Bountiful, UT 84010

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

SUM-SAR16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/28/2016

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, Treasurer
(principal financial officer)

Date	4/28/2016

*	Print the name and title of each signing officer under his or her signature.